UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	March 31, 2017

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	22
Privacy Notice	34
Trustee and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$988.10	$1,022.94	$1.98	$2.02	0.40%
Core Plus Fixed Income Portfolio Class A	1,000.00	986.50	1,021.19	3.71	3.78	0.75
Core Plus Fixed Income Portfolio Class L	1,000.00	984.80	1,019.95	4.95	5.04	1.00
Core Plus Fixed Income Portfolio Class C	1,000.00	982.20	1,017.50	7.36	7.49	1.49

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Agency Adjustable Rate Mortgage (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 2.53%, 7/1/45	$205	$209
Agency Fixed Rate Mortgages (21.9%)
Federal Home Loan Mortgage Corporation, April TBA:
3.00%, 4/1/47 (a)	6,778	6,716
Gold Pools:
3.50%, 1/1/44 - 2/1/45	2,182	2,241
4.00%, 6/1/44 - 10/1/44	1,166	1,224
5.41%, 7/1/37 - 8/1/37	33	37
5.44%, 1/1/37 - 6/1/38	107	118
5.46%, 5/1/37 - 1/1/38	104	115
5.48%, 8/1/37 - 10/1/37	62	69
5.50%, 8/1/37 - 4/1/38	111	123
5.52%, 9/1/37 - 1/1/38	28	31
5.62%, 12/1/36 - 12/1/37	91	101
6.00%, 10/1/36 - 8/1/38	267	302
6.50%, 12/1/25 - 8/1/33	168	188
7.00%, 6/1/28 - 11/1/31	55	58
Federal National Mortgage Association, April TBA:
3.00%, 4/1/32 (a)	2,260	2,317
3.50%, 4/1/47 (a)	16,109	16,479
4.00%, 4/1/47 (a)	7,540	7,909
Conventional Pools:
3.00%, 5/1/30 - 4/1/45	1,620	1,627
3.50%, 8/1/45 - 3/1/47	2,293	2,351
4.00%, 11/1/41 - 8/1/46	6,498	6,845
4.50%, 3/1/41 - 11/1/44	2,270	2,461
5.00%, 3/1/41	329	362
5.50%, 6/1/35 - 1/1/37	95	107
5.62%, 12/1/36	34	37
6.50%, 4/1/24 - 1/1/34	1,350	1,512
7.00%, 11/1/17 - 12/1/33	253	267
9.50%, 4/1/30	184	213
Government National Mortgage Association, April TBA:
3.50%, 4/20/47 (a)	680	705
Various Pools:
3.50%, 11/20/40 - 7/20/46	3,470	3,602
4.00%, 8/20/41 - 3/20/43	814	864
5.48%, 9/20/37	9	10
6.50%, 5/15/40	877	1,038
		60,029
Asset-Backed Securities (7.3%)
American Homes 4 Rent,
6.07%, 10/17/45 (b)	601	652
AMSR Trust,
2.34%, 11/17/33 (b)(c)	1,000	1,010
	Face Amount (000)	Value (000)
Bayview Opportunity Master Fund IIIb Trust,
3.47%, 7/28/18 (b)	$373	$372
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)	742	751
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	25	18
CVS Pass-Through Trust,
6.04%, 12/10/28	678	764
GMAT Trust,
4.25%, 9/25/20 (b)	822	824
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (b)	800	795
Invitation Homes Trust,
4.94%, 9/17/31 (b)(c)	1,000	1,003
5.69%, 8/17/32 (b)(c)	997	1,018
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (b)	573	583
Nationstar HECM Loan Trust,
4.36%, 2/25/26 (b)	650	650
5.68%, 8/25/26 (b)	475	482
6.54%, 6/25/26 (b)	450	473
NRZ Excess Spread-Collateralized Notes,
5.68%, 7/25/21 (b)	794	794
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (b)	450	450
PennyMac 2015-NPL1 LLC,
4.00%, 3/25/55 (b)	895	902
PNMAC GMSR Issuer Trust,
5.73%, 2/25/50 (b)(c)	900	902
Pretium Mortgage Credit Partners LLC,
1.00%, 4/29/31 (b)	1,016	1,016
3.50%, 10/27/31 (b)	516	519
PRPM LLC,
4.00%, 9/27/21 (b)	468	467
RMAT LLC,
4.83%, 6/25/35 (b)	504	500
Silver Bay Realty Trust,
4.49%, 9/17/31 (b)(c)	700	701
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	62	62
3.55%, 2/15/20 (b)	212	213
Tricon American Homes Trust,
5.77%, 11/17/33 (b)	630	630
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	630	634
VOLT LIV LLC,
3.63%, 2/25/47 (b)	586	585
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493	492
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300	300
VOLT XXII LLC,
4.25%, 2/25/55 (b)	299	294

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
VOLT XXXI LLC,
4.50%, 2/25/55 (b)	$399		$398
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	694		685
			19,939
Collateralized Mortgage Obligations — Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corporation,
3.60%, 6/25/48 (b)(c)	483		426
3.95%, 10/25/48 (b)(c)	750		666
5.13%, 12/25/26 (b)(c)	300		303
5.83%, 7/25/23 (c)	437		441
6.03%, 7/25/26 (b)(c)	280		285
IO REMIC
5.09%, 11/15/43 (c)	1,554		238
5.14%, 4/15/39 (c)	1,404		138
IO STRIPS
7.50%, 12/15/29	38		11
PAC REMIC
9.50%, 4/15/20	—	@	—	@
Federal National Mortgage Association, IO
5.41%, 9/25/20 (c)	4,543		526
IO PAC REMIC
8.00%, 9/18/27	158		34
IO REMIC
6.00%, 7/25/33	102		23
IO STRIPS
6.50%, 9/25/29 - 12/25/29	607		111
8.00%, 4/25/24	146		25
8.50%, 10/25/25	54		12
9.00%, 11/25/26	49		10
REMIC
7.00%, 9/25/32	290		339
58.38%, 9/25/20 (d)	—	@	—	@
Government National Mortgage Association, IO
3.50%, 5/20/43	1,690		363
5.00%, 2/16/41	343		76
5.12%, 11/16/40 (c)	2,078		378
5.17%, 7/16/33 (c)	2,165		144
5.25%, 3/20/43 (c)	760		133
5.52%, 5/20/40 (c)	925		182
IO PAC
5.17%, 10/20/41 (c)	2,570		271
			5,135
Commercial Mortgage-Backed Securities (7.3%)
BBCMS Trust,
4.28%, 9/10/28 (b)(c)	1,037		992
Citigroup Commercial Mortgage Trust,
3.86%, 9/15/27 (b)(c)	800		759
IO
0.90%, 11/10/48 (c)	2,817		147
0.97%, 9/10/58 (c)	9,797		595
	Face Amount (000)	Value (000)
COMM Mortgage Trust,
5.04%, 8/10/46 (b)(c)	$800	$768
IO
0.21%, 7/10/45 (c)	15,052	104
0.98%, 10/10/47 (c)	4,611	195
1.25%, 7/15/47 (c)	4,150	229
Commercial Mortgage Pass-Through Certificates,
4.60%, 2/10/47 (b)(c)	575	522
Cosmopolitan Hotel Trust,
4.41%, 11/15/33 (b)(c)	400	408
CSMC Trust,
5.06%, 3/15/28 (b)(c)	200	201
5.37%, 11/15/33 (b)(c)	777	781
5.66%, 4/15/29 (b)(c)	1,000	1,003
EQTY Mortgage Trust,
4.30%, 5/8/31 (b)(c)	1,000	996
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)	500	479
IO
0.86%, 9/10/47 (c)	5,847	263
1.28%, 10/10/49 (c)	8,164	720
1.37%, 10/10/48 (c)	5,397	453
HILT Mortgage Trust,
2.77%, 7/15/29 (b)(c)	600	576
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,135	899
5.46%, 12/12/43	35	35
IO
0.61%, 4/15/46 (c)	6,956	206
0.82%, 12/15/49 (c)	4,608	231
1.13%, 7/15/47 (c)	10,493	475
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)	1,105	901
4.67%, 4/15/47 (b)(c)	775	689
IO
1.09%, 8/15/47 (c)	4,503	261
LB-UBS Commercial Mortgage Trust,
6.25%, 9/15/45 (c)	550	561
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	945	783
4.50%, 9/15/58 (b)(c)	471	401
IO
1.05%, 12/15/49 (c)	6,874	423
1.66%, 11/15/49 (c)	6,956	739
WF-RBS Commercial Mortgage Trust,
3.50%, 8/15/47 (b)	1,400	1,059
3.80%, 11/15/47 (b)(c)	950	691
3.99%, 5/15/47 (b)	580	442
4.14%, 5/15/45 (b)(c)	425	387
4.98%, 9/15/46 (b)(c)	805	770
		20,144

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (34.1%)
Finance (14.4%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	$380	$390
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	175
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.25%, 4/15/21	525	537
American Campus Communities Operating Partnership LP,
3.75%, 4/15/23	250	256
American International Group, Inc.,
4.88%, 6/1/22	375	406
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	360
Bank of America Corp., MTN
4.00%, 1/22/25	830	831
4.20%, 8/26/24	225	229
4.25%, 10/22/26	1,088	1,107
5.00%, 1/21/44	180	197
Bank of New York Mellon Corp. (The), MTN
3.65%, 2/4/24	525	545
BNP Paribas SA,
3.80%, 1/10/24 (b)	500	498
5.00%, 1/15/21	175	190
Boston Properties LP,
3.80%, 2/1/24	175	179
BPCE SA,
5.15%, 7/21/24 (b)	800	823
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	235	236
Brookfield Finance LLC,
4.00%, 4/1/24	775	781
Capital One Bank USA NA,
3.38%, 2/15/23	1,075	1,074
Citigroup, Inc.,
3.89%, 1/10/28 (c)	625	629
6.68%, 9/13/43	120	153
8.13%, 7/15/39	350	515
Citizens Bank NA, MTN
2.55%, 5/13/21	250	249
Colony NorthStar, Inc.,
5.00%, 4/15/23	375	378
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	668
Credit Agricole SA,
3.88%, 4/15/24 (b)	500	517
Credit Suisse Group AG,
3.57%, 1/9/23 (b)	250	250
	Face Amount (000)	Value (000)
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	$575	$595
Discover Bank,
7.00%, 4/15/20	250	279
Discover Financial Services,
3.95%, 11/6/24	750	752
Extra Space Storage LP,
3.13%, 10/1/35 (b)	250	259
Federal Realty Investment Trust,
3.63%, 8/1/46	250	220
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	500	532
GE Capital International Funding Co.,
4.42%, 11/15/35	415	439
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	615	761
MTN
4.80%, 7/8/44	350	371
Goodman Funding Pty Ltd.,
6.38%, 4/15/21 (b)	425	478
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (b)	475	465
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	321
HBOS PLC, Series G
6.75%, 5/21/18 (b)	813	852
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	350	351
HSBC Finance Corp.,
6.68%, 1/15/21	820	928
HSBC Holdings PLC,
4.25%, 3/14/24	800	813
HSBC USA, Inc.,
3.50%, 6/23/24	225	229
Humana, Inc.,
3.95%, 3/15/27	350	359
ING Bank N.V.,
5.80%, 9/25/23 (b)	770	858
ING Groep N.V.,
6.00%, 4/16/20 (c)(e)	200	200
Intesa Sanpaolo SpA,
5.25%, 1/12/24	410	432
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (b)	380	386
JPMorgan Chase & Co.,
3.20%, 6/15/26	550	535
4.13%, 12/15/26	1,075	1,097
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (b)	475	477
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (b)	150	153

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)	$490	$553
MetLife, Inc.,
5.70%, 6/15/35	175	210
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	596
Nationwide Building Society,
3.90%, 7/21/25 (b)	400	416
6.25%, 2/25/20 (b)	645	714
New York Life Global Funding,
1.70%, 9/14/21 (b)	600	583
PNC Financial Services Group, Inc. (The),
3.90%, 4/29/24	360	374
Realty Income Corp.,
3.25%, 10/15/22	400	404
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	864
Santander Issuances SAU,
5.18%, 11/19/25	200	208
Santander UK Group Holdings PLC,
3.57%, 1/10/23	1,125	1,126
Shutterfly, Inc.,
0.25%, 5/15/18 (f)	400	401
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (b)	500	504
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	375	385
Standard Chartered PLC,
3.05%, 1/15/21 (b)	325	326
Swedbank AB,
2.38%, 2/27/19 (b)	525	529
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	513
Toronto-Dominion Bank (The),
3.63%, 9/15/31 (c)	725	711
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	261
UBS Group Funding Co.,
2.95%, 9/24/20 (b)	525	529
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,029
3.75%, 7/15/25	475	497
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)	450	459
Wells Fargo & Co.,
3.00%, 10/23/26	1,950	1,869
		39,386
Industrials (18.8%)
21st Century Fox America, Inc.,
4.75%, 9/15/44	375	380
	Face Amount (000)	Value (000)
Abbott Laboratories,
3.75%, 11/30/26	$850	$851
Air Liquide Finance SA,
1.75%, 9/27/21 (b)	450	435
Akamai Technologies, Inc.,
0.00%, 2/15/19	375	372
Albea Beauty Holdings SA,
8.38%, 11/1/19 (b)	250	262
Amazon.com, Inc.,
3.80%, 12/5/24	600	636
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (f)	600	667
6.45%, 9/15/36	250	296
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24 (f)	575	595
4.90%, 2/1/46	575	624
Apple, Inc.,
2.45%, 8/4/26	400	379
4.45%, 5/6/44	475	492
AT&T, Inc.,
4.25%, 3/1/27	350	355
4.50%, 3/9/48	1,025	915
Baidu, Inc.,
2.75%, 6/9/19	650	658
Barrick Gold Corp.,
4.10%, 5/1/23 (f)	255	274
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	250	281
Boston Scientific Corp.,
3.85%, 5/15/25	625	636
BP Capital Markets PLC,
3.12%, 5/4/26	500	490
3.25%, 5/6/22	625	639
CBS Corp.,
4.60%, 1/15/45	175	171
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	425	450
6.48%, 10/23/45	450	520
Citrix Systems, Inc.,
0.50%, 4/15/19	200	251
CNH Industrial Capital LLC,
4.38%, 11/6/20	625	648
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	528
Coca-Cola Co.,
3.20%, 11/1/23	375	387
Comcast Corp.,
4.60%, 8/15/45	380	394
Daimler Finance North America LLC,
2.25%, 7/31/19 (b)	700	704
DCP Midstream Operating LP,
5.35%, 3/15/20 (b)	169	176

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Delta Air Lines, Inc.,
2.88%, 3/13/20		$475	$479
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)		425	424
DISH DBS Corp.,
5.88%, 11/15/24		525	553
Dollar General Corp.,
1.88%, 4/15/18		550	551
3.25%, 4/15/23		400	400
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)(f)		380	391
Enable Midstream Partners LP,
3.90%, 5/15/24		425	415
Experian Finance PLC,
2.38%, 6/15/17 (b)		635	636
Express Scripts Holding Co.,
4.50%, 2/25/26		500	514
Exxon Mobil Corp.,
4.11%, 3/1/46		475	490
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	405
General Motors Co.,
6.60%, 4/1/36		200	231
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		175	230
Goldcorp, Inc.,
3.70%, 3/15/23		293	299
HCA, Inc.,
4.75%, 5/1/23		645	674
Heathrow Funding Ltd.,
4.88%, 7/15/21 (b)		525	563
Home Depot, Inc.,
5.88%, 12/16/36		400	507
Illumina, Inc.,
0.00%, 6/15/19		328	332
International Paper Co.,
3.00%, 2/15/27		675	632
J Sainsbury PLC, Series SBRY
1.25%, 11/21/19	GBP	300	393
Johnson Controls International PLC,
3.90%, 2/14/26		$500	520
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22		1,175	1,202
Kraft Heinz Foods Co.,
4.38%, 6/1/46		425	400
Live Nation Entertainment, Inc.,
2.50%, 5/15/19		375	408
Lockheed Martin Corp.,
3.10%, 1/15/23		725	736
	Face Amount (000)	Value (000)
LVMH Moet Hennessy Louis Vuitton SE, Series MCFP
0.00%, 2/16/21	$150	$406
LyondellBasell Industries N.V.,
4.63%, 2/26/55	450	424
MasTec, Inc.,
4.88%, 3/15/23	540	536
McDonald's Corp., MTN
4.60%, 5/26/45	325	332
Medtronic, Inc.,
4.63%, 3/15/45	325	350
Microsoft Corp.,
2.88%, 2/6/24	400	403
4.45%, 11/3/45	525	555
MPLX LP,
4.88%, 6/1/25	250	262
5.20%, 3/1/47	350	353
Mylan N.V.,
3.95%, 6/15/26	425	417
NBC Universal Media LLC,
5.95%, 4/1/41	325	397
NetApp, Inc.,
2.00%, 12/15/17	200	200
Netflix, Inc.,
4.38%, 11/15/26 (b)	325	320
Noble Energy, Inc.,
3.90%, 11/15/24	225	228
5.05%, 11/15/44	200	205
NOVA Chemicals Corp.,
5.25%, 8/1/23 (b)	463	475
Novartis Capital Corp.,
4.40%, 5/6/44	375	399
Nuance Communications, Inc.,
2.75%, 11/1/31 (f)	286	288
Omnicom Group, Inc.,
3.65%, 11/1/24	230	233
ON Semiconductor Corp.,
1.00%, 12/1/20	400	439
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (b)	450	446
Oracle Corp.,
2.95%, 5/15/25	381	376
PepsiCo, Inc.,
3.60%, 3/1/24	625	657
Philip Morris International, Inc.,
2.50%, 8/22/22	270	267
Phillips 66 Partners LP,
4.68%, 2/15/45	150	139
Priceline Group, Inc. (The),
0.90%, 9/15/21	275	310
Shell International Finance BV,
3.25%, 5/11/25	400	404

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)	$800	$744
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	200	200
Southern Copper Corp.,
5.25%, 11/8/42	600	591
Spectra Energy Capital LLC,
3.30%, 3/15/23	475	470
Sprint Corp.,
7.13%, 6/15/24	500	535
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/ Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)	1,437	1,437
Telefonica Emisiones SAU,
4.10%, 3/8/27	850	858
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/1/26 (f)	800	739
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	550	525
Time Warner, Inc.,
3.80%, 2/15/27	950	942
Total Capital International SA,
2.88%, 2/17/22	500	505
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)	550	533
Tyson Foods, Inc.,
4.88%, 8/15/34	375	385
United Airlines Pass-Through Trust, Series A
4.00%, 4/11/26	618	641
United Technologies Corp.,
4.50%, 6/1/42	165	175
Verizon Communications, Inc.,
4.67%, 3/15/55	1,025	919
Viavi Solutions, Inc.,
0.63%, 8/15/33	375	419
Visa, Inc.,
3.15%, 12/14/25	775	779
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (b)	800	797
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	615	728
Whole Foods Market, Inc.,
5.20%, 12/3/25	375	399
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23	175	181
Woodside Finance Ltd.,
3.70%, 9/15/26 (b)(f)	675	661
Yahoo!, Inc.,
0.00%, 12/1/18	300	312
ZF North America Capital, Inc.,
4.50%, 4/29/22 (b)	250	261
		51,408
	Face Amount (000)		Value (000)
Utilities (0.9%)
Duke Energy Corp.,
2.65%, 9/1/26		$760	$710
Entergy Louisiana LLC,
3.05%, 6/1/31		525	498
Southern Power Co., Series D
1.95%, 12/15/19		550	546
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (b)		775	795
			2,549
			93,343
Mortgages — Other (7.3%)
Adjustable Rate Mortgage Trust,
3.55%, 6/25/35 (c)		594	573
Alternative Loan Trust,
1.16%, 5/25/47 (c)		179	153
Banc of America Alternative Loan Trust,
1.63%, 7/25/46 (c)		284	202
5.50%, 10/25/35		1,193	1,165
5.86%, 10/25/36		690	414
6.00%, 4/25/36		141	143
Banc of America Funding Trust,
5.25%, 7/25/37		399	400
ChaseFlex Trust,
6.00%, 2/25/37		1,047	781
Eurosail PLC,
1.29%, 6/13/45 (c)	GBP	600	701
Fannie Mae Connecticut Avenue Securities,
4.98%, 5/25/25 (c)		$628	662
5.88%, 11/25/24 (c)		698	784
5.98%, 7/25/25 (c)		500	550
Farringdon Mortgages No. 2 PLC,
1.86%, 7/15/47 (c)	GBP	286	339
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		$514	412
Freddie Mac Structured Agency Credit Risk Debt Notes,
4.28%, 10/25/27 (c)		400	429
4.73%, 9/25/24 (c)		602	641
4.98%, 8/25/24 (c)		312	334
5.23%, 11/25/23 (c)		700	760
Freddie Mac Whole Loan Securities Trust,
3.00%, 7/25/46 - 10/25/46		1,231	1,210
3.50%, 5/25/45 - 12/25/46		3,201	3,224
3.88%, 5/25/45 (b)(c)		232	232
4.00%, 5/25/45		115	118
Grifonas Finance PLC,
0.04%, 8/28/39 (c)	EUR	519	435
HarborView Mortgage Loan Trust,
1.17%, 1/19/38 (c)		$489	427
IM Pastor 3 FTH,
0.00%, 3/22/43 (c)	EUR	523	452

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Impac CMB Trust,
1.72%, 4/25/35 (c)		$253	$199
JP Morgan Mortgage Trust,
3.24%, 6/25/37 (c)		239	222
6.00%, 6/25/37		161	158
Lehman Mortgage Trust,
5.50%, 11/25/35 - 2/25/36		986	919
6.50%, 9/25/37		1,187	880
Paragon Mortgages No. 13 PLC,
0.76%, 1/15/39 (c)	GBP	300	330
Paragon Mortgages No. 15 PLC,
0.21%, 12/15/39 (c)	EUR	800	708
RALI Trust,
5.50%, 12/25/34		$797	785
6.00%, 11/25/36		293	240
			19,982
Municipal Bonds (0.8%)
City of Chicago, IL, O'Hare International Airport Revenue
6.40%, 1/1/40		255	336
City of New York, NY, Series G-1
5.97%, 3/1/36		270	340
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	603
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	323
6.66%, 4/1/57		320	361
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	368
			2,331
Sovereign (9.1%)
Argentine Republic Government International Bond,
7.50%, 4/22/26 (b)		1,181	1,258
Australia Government Bond,
2.75%, 11/21/27	AUD	1,316	1,005
3.25%, 4/21/25		2,410	1,931
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	8,500	2,736
Canadian Government Bond,
0.50%, 3/1/22	CAD	3,700	2,699
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	1,729
Hungary Government International Bond,
5.75%, 11/22/23		$2,046	2,316
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	29,773,000	2,352
	Face Amount (000)		Value (000)
Mexican Bonos,
6.50%, 6/10/21	MXN	46,600	$2,460
Mexico Government International Bond,
3.60%, 1/30/25		$704	704
Petroleos de Venezuela SA,
6.00%, 11/15/26		550	194
Petroleos Mexicanos,
6.38%, 1/23/45		329	323
6.88%, 8/4/26		150	167
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (b)	EUR	1,951	2,399
Russian Federal Bond — OFZ,
7.00%, 8/16/23	RUB	97,620	1,663
South Africa Government Bond,
8.00%, 1/31/30	ZAR	15,064	1,020
			24,956
U.S. Agency Security (0.7%)
Federal Home Loan Bank,
0.88%, 10/1/18		$2,070	2,058
U.S. Treasury Securities (7.5%)
U.S. Treasury Notes,
1.13%, 2/28/21		12,200	11,904
1.50%, 5/31/19 - 8/15/26		8,825	8,542
			20,446
Total Fixed Income Securities (Cost $269,202)			268,572
	Shares
Short-Term Investments (15.6%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,358)		2,357,915	2,358
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $27,881)		27,881,180	27,881
	Face Amount (000)
U.S. Treasury Securities (3.8%)
U.S. Treasury Bills,
0.64%, 7/27/17 (g)(h)		$680	678
0.81%, 7/27/17 (g)(h)		7	7
U.S. Treasury Note
0.88%, 4/30/17 (f)		9,700	9,703
Total U.S. Treasury Securities (Cost $10,388)			10,388

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (0.7%)
International Bank (0.7%)
Bank of Montreal,
1.23%, 5/3/17 (i) (Cost $2,010)	$2,010	$2,010
Total Short-Term Investments (Cost $42,637)		42,637
Total Investments (113.6%) (Cost $311,839) Including $5,643 of Securities Loaned (j)(k)		311,209
Liabilities in Excess of Other Assets (–13.6%)		(37,358)
Net Assets (100.0%)		$273,851

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2017.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(f)  All or a portion of this security was on loan at March 31, 2017.

(g)  Rate shown is the yield to maturity at March 31, 2017.

(h)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(i)  The rates shown are the effective yields at the date of purchase.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,654,000 and the aggregate gross unrealized depreciation is approximately $5,284,000 resulting in net unrealized depreciation of approximately $630,000.

@  Value is less than $500.

IO  Interest Only.

MTN  Medium Term Note.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	3,430			$2,641		4/5/17	$21
Australia and New Zealand Banking Group	CAD	3,571			$2,716		4/5/17	30
Australia and New Zealand Banking Group	EUR	4,896			$5,185		4/5/17	(39)
Australia and New Zealand Banking Group	NZD	2,650		EUR	1,807		4/5/17	70
Australia and New Zealand Banking Group		$1,920		NZD	2,657		4/5/17	(58)
Barclays Bank PLC	AUD	1,310			$1,008		4/5/17	8
Barclays Bank PLC		$705		JPY	78,151		4/5/17	(3)
Barclays Bank PLC		$51		ZAR	667		4/5/17	(2)
Goldman Sachs International		$1,405		EUR	1,326		4/5/17	9
Goldman Sachs International		$976		ZAR	12,475		4/5/17	(46)
HSBC Bank PLC	GBP	2,470			$3,081		4/5/17	(13)
HSBC Bank PLC	JPY	153,033			$1,360		4/5/17	(14)
HSBC Bank PLC	MXN	31,895			$1,607		4/5/17	(96)
HSBC Bank PLC	NOK	27			$3		4/5/17	— @
HSBC Bank PLC	PLN	4,936			$1,214		4/5/17	(31)
HSBC Bank PLC	TRY	60			$17		4/5/17	— @
HSBC Bank PLC		$6		CAD	7		4/5/17	(— @)
HSBC Bank PLC		$18		EUR	16		4/5/17	(— @)
HSBC Bank PLC		$1,141		PLN	4,636		4/5/17	28
HSBC Bank PLC		$83		RON	354		4/5/17	(— @)
HSBC Bank PLC	ZAR	14,312			$1,135		4/5/17	68
JPMorgan Chase Bank NA	INR	64,105			$990		4/5/17	3
JPMorgan Chase Bank NA	INR	64,105			$989		4/5/17	2
JPMorgan Chase Bank NA	RUB	19,819			$353		4/5/17	1
JPMorgan Chase Bank NA		$—	@	EUR	—	@	4/5/17	(— @)
JPMorgan Chase Bank NA		$2		GBP	2		4/5/17	— @
JPMorgan Chase Bank NA		$985		IDR	13,095,908		4/5/17	(2)
JPMorgan Chase Bank NA		$1,397		IDR	18,576,092		4/5/17	(3)

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$979		INR	64,105	4/5/17	$8
JPMorgan Chase Bank NA		$989		INR	64,105	4/5/17	(2)
JPMorgan Chase Bank NA		$237		MXN	4,628	4/5/17	10
UBS AG	EUR	1,359		SEK	12,925	4/5/17	(7)
UBS AG	EUR	20			$21	4/5/17	(— @)
UBS AG	EUR	2,193			$2,307	4/5/17	(33)
UBS AG	IDR	31,672,000			$2,373	4/5/17	(3)
UBS AG		$—	@	HUF	5	4/5/17	— @
UBS AG		$342		RUB	19,819	4/5/17	10
UBS AG		$554		SEK	4,971	4/5/17	1
HSBC Bank PLC	RUB	56,287			$955	5/5/17	(38)
JPMorgan Chase Bank NA	BRL	5,882			$1,886	5/5/17	20
JPMorgan Chase Bank NA	IDR	18,576,092			$1,393	5/5/17	4
JPMorgan Chase Bank NA	RUB	56,287			$963	5/5/17	(30)
JPMorgan Chase Bank NA		$987		INR	64,105	5/5/17	(4)
JPMorgan Chase Bank NA		$351		RUB	19,819	5/5/17	(1)
UBS AG		$687		GBP	548	5/8/17	1
							$(131)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	113	$24,459	Jun-17	$(2)
U.S. Treasury 30 yr. Bond	11	1,660	Jun-17	(— @)
U.S. Treasury 5 yr. Note	299	35,200	Jun-17	39
U.S. Treasury Ultra Bond	109	17,508	Jun-17	81
Short:
U.S. Treasury 10 yr. Note	65	(8,097)	Jun-17	(26)
U.S. Treasury 10 yr. Ultra Long Bond	54	(7,230)	Jun-17	(31)
German Euro Bund	9	(1,550)	Jun-17	(7)
				$54

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(37)	$(18)	BBB+
Deutsche Bank AG CMBX.NA.BB.60	Sell	230	5.00	5/11/63	1	(48)	(47)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	286	5.00	5/11/63	(41)	(17)	(58)	NR
		$1,511			$(21)	$(102)	$(123)

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.84%	12/7/21	$6,949	$26
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.07	12/21/21	6,888	(48)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26	12/7/26	3,656	22
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	3,683	(51)
						$(51)

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR    London Interbank Offered Rate.

NR    Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

INR  —  Indian Rupee

JPY  —  Japanese Yen

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

SEK  —  Swedish Krona

TRY  —  Turkish Lira

ZAR  —  South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	19.4%
Industrials	16.6
Short-Term Investments	13.0
Finance	12.8
Sovereign	8.1
U.S. Treasury Securities	6.6
Commercial Mortgage-Backed Securities	6.5
Mortgages — Other	6.5
Asset-Backed Securities	6.5
Other***	4.0
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $95,704,000 with net unrealized appreciation of approximately $54,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $131,000 and does not include open swap agreements with net unrealized depreciation of approximately $153,000.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $281,600)	$280,970
Investment in Security of Affiliated Issuer, at Value (Cost $30,239)	30,239
Total Investments in Securities, at Value (Cost $311,839)	311,209
Receivable for Investments Sold	6,432
Interest and Paydown Receivable	1,799
Receivable for Variation Margin on Futures Contracts	907
Receivable for Fund Shares Sold	328
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	294
Premium Paid on Open Swap Agreements	20
Receivable from Affiliate	16
Tax Reclaim Receivable	4
Other Assets	109
Total Assets	321,118
Liabilities:
Payable for Investments Purchased	43,784
Collateral on Securities Loaned, at Value	2,358
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	425
Payable for Fund Shares Redeemed	159
Payable for Trustees' Fees and Expenses	141
Unrealized Depreciation on Swap Agreements	102
Payable for Advisory Fees	76
Premium Received on Open Swap Agreements	41
Payable for Professional Fees	39
Payable for Variation Margin on Swap Agreements	27
Payable for Custodian Fees	24
Payable for Administration Fees	19
Payable for Shareholder Services Fees — Class A	9
Payable for Distribution and Shareholder Services Fees — Class L	— @
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class L	— @
Payable for Sub Transfer Agency Fees — Class C	— @
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Deferred Capital Gain Country Tax	2
Other Liabilities	45
Total Liabilities	47,267
Net Assets	$273,851
Net Assets Consist of:
Paid-in-Capital	$721,443
Accumulated Undistributed Net Investment Income	2,616
Accumulated Net Realized Loss	(449,352)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $2 of Deferred Capital Gain Country Tax)	(632)
Futures Contracts	54
Swap Agreements	(153)
Foreign Currency Forward Exchange Contracts	(131)
Foreign Currency Translations	6
Net Assets	$273,851

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$226,881
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,793,857
Net Asset Value, Offering and Redemption Price Per Share	$10.91
CLASS A:
Net Assets	$41,180
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,770,305
Net Asset Value, Redemption Price Per Share	$10.92
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.48
Maximum Offering Price Per Share	$11.40
CLASS L:
Net Assets	$1,104
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	101,131
Net Asset Value, Offering and Redemption Price Per Share	$10.91
CLASS C:
Net Assets	$4,686
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	431,791
Net Asset Value, Offering and Redemption Price Per Share	$10.85
(1) Including: Securities on Loan, at Value:	$5,643

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	$4,333
Dividends from Security of Affiliated Issuer (Note G)	70
Income from Securities Loaned — Net	17
Total Investment Income	4,420
Expenses:
Advisory Fees (Note B)	511
Sub Transfer Agency Fees — Class I	100
Sub Transfer Agency Fees — Class A	19
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	109
Shareholder Services Fees — Class A (Note D)	51
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	20
Professional Fees	60
Custodian Fees (Note F)	28
Pricing Fees	25
Registration Fees	25
Shareholder Reporting Fees	17
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Trustees' Fees and Expenses	4
Other Expenses	14
Total Expenses	993
Waiver of Advisory Fees (Note B)	(219)
Reimbursement of Class Specific Expenses — Class I (Note B)	(103)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(27)
Net Expenses	643
Net Investment Income	3,777
Realized Gain (Loss):
Investments Sold	(2,814)
Foreign Currency Forward Exchange Contracts	560
Foreign Currency Transactions	(100)
Futures Contracts	(695)
Swap Agreements	15
Net Realized Loss	(3,034)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $2)	(4,276)
Foreign Currency Forward Exchange Contracts	(226)
Foreign Currency Translations	12
Futures Contracts	257
Swap Agreements	(20)
Net Change in Unrealized Appreciation (Depreciation)	(4,253)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(7,287)
Net Decrease in Net Assets Resulting from Operations	$(3,510)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,777	$6,334
Net Realized Gain (Loss)	(3,034)	14,178
Net Change in Unrealized Appreciation (Depreciation)	(4,253)	5,082
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,510)	25,594
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(3,309)	(7,381)
Class A:
Net Investment Income	(446)	(245)
Class L:
Net Investment Income	(11)	(12)
Class C:
Net Investment Income	(41)	(25)
Total Distributions	(3,807)	(7,663)
Capital Share Transactions:(1)
Class I:
Subscribed	89,239	49,744
Distributions Reinvested	3,267	7,372
Redeemed	(53,393)	(76,546)
Class A:
Subscribed	39,383	26,992
Distributions Reinvested	446	245
Redeemed	(21,734)	(8,071)
Class L:
Exchanged	275	517
Distributions Reinvested	11	11
Redeemed	(1)	(70)
Class C:
Subscribed	1,686	3,299
Distributions Reinvested	40	24
Redeemed	(467)	(24)
Net Increase in Net Assets Resulting from Capital Share Transactions	58,752	3,493
Total Increase in Net Assets	51,435	21,424
Net Assets:
Beginning of Period	222,416	200,992
End of Period (Including Accumulated Undistributed Net Investment Income of $2,616 and $2,646)	$273,851	$222,416
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8,123	4,712
Shares Issued on Distributions Reinvested	301	721
Shares Redeemed	(4,920)	(7,510)
Net Increase (Decrease) in Class I Shares Outstanding	3,504	(2,077)
Class A:
Shares Subscribed	3,580	2,520
Shares Issued on Distributions Reinvested	41	23
Shares Redeemed	(1,994)	(749)
Net Increase in Class A Shares Outstanding	1,627	1,794
Class L:
Shares Exchanged	25	48
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(— @@)	(7)
Net Increase in Class L Shares Outstanding	26	42
Class C:
Shares Subscribed	155	311
Shares Issued on Distributions Reinvested	4	2
Shares Redeemed	(43)	(2)
Net Increase in Class C Shares Outstanding	116	311

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$11.22		$10.18		$10.36		$9.91		$10.48		$9.92
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.15		0.34		0.33		0.31		0.32		0.39
Net Realized and Unrealized Gain (Loss)	(0.28)		1.11		(0.20)		0.45		(0.36)		0.63
Total from Investment Operations	(0.13)		1.45		0.13		0.76		(0.04)		1.02
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.41)		(0.31)		(0.31)		(0.53)		(0.46)
Net Asset Value, End of Period	$10.91		$11.22		$10.18		$10.36		$9.91		$10.48
Total Return (3)	(1.19	)%(9)	14.80	%(4)	1.15%		7.82%		(0.42)%		10.62%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$226,881		$193,976		$197,057		$192,868		$187,014		$227,331
Ratio of Expenses to Average Net Assets (11)	0.40	%(5)(10)	0.43	%(5)(6)	0.51	%(5)(7)	0.61	%(5)	0.71	%(5)(8)	0.62	%(5)
Ratio of Net Investment Income to Average Net Assets (11)	2.84	%(5)(10)	3.31	%(5)(6)	3.24	%(5)(7)	3.02	%(5)	3.14	%(5)(8)	3.88	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	197	%(9)	262%		348%		296%		226%		189%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.67	%(10)	0.74%		0.73%		0.81%		0.73%		N/A
Net Investment Income to Average Net Assets	2.57	%(10)	3.00%		3.02%		2.82%		3.12%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 7.72% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 7.08%.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.42% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.52% for Class I shares.

(7)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.52% for Class I shares. Prior to October 6, 2014, the maximum ratio was 0.62% for Class I shares.

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class I shares.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$11.23		$10.19		$10.37		$9.93		$10.50		$9.94
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.14		0.30		0.30		0.27		0.29		0.37
Net Realized and Unrealized Gain (Loss)	(0.29)		1.12		(0.21)		0.45		(0.36)		0.62
Total from Investment Operations	(0.15)		1.42		0.09		0.72		(0.07)		0.99
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.38)		(0.27)		(0.28)		(0.50)		(0.43)
Net Asset Value, End of Period	$10.92		$11.23		$10.19		$10.37		$9.93		$10.50
Total Return (3)	(1.35	)%(9)	14.31	%(4)	0.90%		7.35%		(0.68)%		10.31%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,180		$24,071		$3,553		$2,941		$3,152		$3,673
Ratio of Expenses to Average Net Assets (11)	0.75	%(5)(10)	0.76	%(5)(6)	0.86	%(5)(7)	0.96	%(5)	0.96	%(5)(8)	0.87	%(5)
Ratio of Net Investment Income to Average Net Assets (11)	2.50	%(5)(10)	2.82	%(5)(6)	2.87	%(5)(7)	2.67	%(5)	2.89	%(5)(8)	3.63	%(5)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.02%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	197	%(9)	262%		348%		296%		226%		189%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.93	%(10)	1.15%		1.07%		1.11%		0.98%		N/A
Net Investment Income to Average Net Assets	2.32	%(10)	2.43%		2.66%		2.52%		2.87%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 6.55%.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.77% for Class A shares. Prior to January 4, 2016, the maximum ratio was 0.87% for Class A shares.

(7)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class A shares. Prior to October 6, 2014, the maximum ratio was 0.97% for Class A shares.

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class A shares.

(9)  Not annualized.

(10)  Annualized.
The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2017		Year Ended September 30,								Period from April 27, 2012(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		September 30, 2012
Net Asset Value, Beginning of Period	$11.23		$10.18		$10.37		$9.92		$10.49		$10.14
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.12		0.28		0.27		0.25		0.27		0.11
Net Realized and Unrealized Gain (Loss)	(0.29)		1.12		(0.21)		0.45		(0.36)		0.35
Total from Investment Operations	(0.17)		1.40		0.06		0.70		(0.09)		0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.35)		(0.25)		(0.25)		(0.48)		(0.11)
Net Asset Value, End of Period	$10.91		$11.23		$10.18		$10.37		$9.92		$10.49
Total Return (4)	(1.52	)%(10)	14.10	%(5)	0.59%		7.19%		(0.95)%		4.59	%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,104		$841		$333		$108		$88		$130
Ratio of Expenses to Average Net Assets (12)	1.00	%(6)(11)	1.03	%(6)(7)	1.11	%(6)(8)	1.21	%(6)	1.21	%(6)(9)	1.16	%(6)(11)
Ratio of Net Investment Income to Average Net Assets (12)	2.26	%(6)(11)	2.65	%(6)(7)	2.65	%(6)(8)	2.42	%(6)	2.64	%(6)(9)	2.60	%(6)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(11)	0.01%		0.02%		0.01%		0.01%		0.01	%(11)
Portfolio Turnover Rate	197	%(10)	262%		348%		296%		226%		189	%(10)
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%(11)	1.82%		1.76%		3.10%		1.27%		N/A
Net Investment Income to Average Net Assets	1.95	%(11)	1.86%		2.00%		0.53%		2.58%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 6.34%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.02% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.12% for Class L shares.

(8)  Effective October 6, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.12% for Class L shares. Prior to October 6, 2014, the maximum ratio was 1.22% for Class L shares.

(9)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.22% for Class L shares.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)		Period from April 30, 2015(2) to September 30, 2015
Net Asset Value, Beginning of Period	$11.17		$10.16		$10.44
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.10		0.22		0.10
Net Realized and Unrealized Gain	(0.30)		1.12		(0.31)
Total from Investment Operations	(0.20)		1.34		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.33)		(0.07)
Net Asset Value, End of Period	$10.85		$11.17		$10.16
Total Return (4)	(1.78	)%(8)	13.52	%(5)	(2.02	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,686		$3,528		$49
Ratio of Expenses to Average Net Assets (10)	1.49	%(6)(9)	1.51	%(6)(7)	1.61	%(6)(9)
Ratio of Net Investment Income to Average Net Assets (10)	1.78	%(6)(9)	2.04	%(6)(7)	2.23	%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(9)	0.02%		0.01	%(9)
Portfolio Turnover Rate	197	%(8)	262%		348	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	1.67	%(9)	2.00%		14.06	%(9)
Net Investment Income (Loss) to Average Net Assets	1.60	%(9)	1.55%		(10.22	)%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 7.75% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 5.77%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.62% for Class C shares.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

On April 30, 2015, the Fund suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$209	$—	$209
Agency Fixed Rate Mortgages	—	60,029	—	60,029
Asset-Backed Securities	—	19,939	—	19,939
Collateralized Mortgage Obligations — Agency Collateral Series	—	5,135	—	5,135
Commercial Mortgage- Backed Securities	—	20,144	—	20,144
Corporate Bonds	—	93,343	—	93,343
Mortgages — Other	—	19,982	—	19,982
Municipal Bonds	—	2,331	—	2,331
Sovereign	—	24,956	—	24,956
U.S. Agency Security	—	2,058	—	2,058

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
U.S. Treasury Securities	$—	$20,446	$—	$20,446
Total Fixed Income Securities	—	268,572	—	268,572
Short-Term Investments
Investment Company	30,239	—	—	30,239
U.S. Treasury Securities	—	10,388	—	10,388
Certificates of Deposit	—	2,010	—	2,010
Total Short-Term Investments	30,239	12,398	—	42,637
Foreign Currency Forward Exchange Contracts	—	294	—	294
Futures Contracts	120	—	—	120
Interest Rate Swap Agreements	—	48	—	48
Total Assets	30,359	281,312	—	311,671
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(425)	—	(425)
Futures Contracts	(66)	—	—	(66)
Credit Default Swap Agreements	—	(102)	—	(102)
Interest Rate Swap Agreements	—	(99)	—	(99)
Total Liabilities	(66)	(626)	—	(692)
Total	$30,293	$280,686	$—	$310,979

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result,

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$294
Futures Contracts	Variation Margin on
	Futures Contracts	Interest Rate Risk	120	(a)
Swap Agreements	Variation Margin on
	Swap Agreements	Interest Rate Risk	48	(a)
Total			$462
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(425)
Futures Contracts	Variation Margin on
	Futures Contracts	Interest Rate Risk	(66	)(a)
Swap Agreements	Unrealized Depreciation on
	Swap Agreements	Credit Risk	(102)
Swap Agreements	Variation Margin on
	Swap Agreements	Interest Rate Risk	(99	)(a)
Total			$(692)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

contract for the six months ended March 31, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$560
Interest Rate Risk	Futures Contracts	(695)
Credit Risk	Swap Agreements	(36)
Interest Rate Risk	Swap Agreements	51
	Total	$(120)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(226)
Interest Rate Risk	Futures Contracts	257
Credit Risk	Swap Agreements	31
Interest Rate Risk	Swap Agreements	(51)
	Total	$11

At March 31, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$294	$(425)
Swap Agreements	—	(102)
Total	$294	$(527)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$121	$(97)	$—	$24
Barclays Bank PLC	8	(8)	—	0
Goldman Sachs International	9	(9)	—	0
HSBC Bank PLC	96	(96)	—	0
JPMorgan Chase Bank NA	48	(42)	—	6
UBS AG	12	(12)	—	0
Total	$294	$(264)	$—	$30
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$97	$(97)	$—	$0
Barclays Bank PLC	42	(8)	—	34
Deutsche Bank AG	48	—	—	48
Goldman Sachs International	63	(9)	—	54
HSBC Bank PLC	192	(96)	—	96
JPMorgan Chase Bank NA	42	(42)	—	0
UBS AG	43	(12)	—	31
Total	$527	$(264)	$—	$263

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended March 31, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$60,644,000
Futures Contracts:
Average monthly original value	$111,751,000
Swap Agreements:
Average monthly notional amount	$15,628,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,643	(d)	$—	$(5,643	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $2,358,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,395,000 in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$2,358	$—	$—	$—	$2,358
Total Borrowings	$2,358	$—	$—	$—	$2,358
Gross amount of recognized liabilities for securities lending transactions					$2,358

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.20% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares and 1.52% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $219,000 of advisory fees were waived and approximately $104,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $93,857,000 and $39,661,000, respectively. For the six months ended March 31, 2017, purchases and sales of long-term U.S. Government securities were approximately $478,695,000 and $461,842,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $27,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$28,592	$134,323	$132,676	$70	$30,239

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From: Ordinary Income (000)	2015 Distributions Paid From: Ordinary Income (000)
$7,663	$6,119

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions and paydown adjustments,

resulted in the following reclassifications among the components of net assets at September 30, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(507)	$507	$—

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,731	$—

At September 30, 2016, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$244,990	September 30, 2017
201,462	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $14,610,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 56.3%.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

37

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
1784076 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Privacy Notice	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Expense Example (unaudited)

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$988.00	$1,021.49	$3.42	$3.48	0.69%
Corporate Bond Portfolio Class A	1,000.00	986.70	1,019.80	5.10	5.19	1.03
Corporate Bond Portfolio Class L	1,000.00	984.70	1,018.35	6.53	6.64	1.32
Corporate Bond Portfolio Class C	1,000.00	982.60	1,016.01	8.85	9.00	1.79

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.7%)
Asset-Backed Securities (0.6%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$103	$116
8.35%, 7/10/31 (a)	123	159
		275
Corporate Bonds (95.7%)
Finance (37.4%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	206
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	150	154
Air Lease Corp.
3.38%, 6/1/21	75	77
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	75	75
Ally Financial, Inc.
4.25%, 4/15/21	75	77
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	102
American Express Credit Corp.,
MTN
2.38%, 5/26/20	200	201
2.70%, 3/3/22	125	125
American International Group, Inc.
4.88%, 6/1/22	175	190
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	100	96
Bank of America Corp.,
MTN
2.15%, 11/9/20	75	74
Series G
3.50%, 4/19/26	275	272
MTN
4.00%, 4/1/24 - 1/22/25	350	357
5.00%, 1/21/44	125	137
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	62
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	165
BNP Paribas SA,
3.80%, 1/10/24 (a)	250	249
5.00%, 1/15/21	95	103
Boston Properties LP,
3.65%, 2/1/26	100	100
3.80%, 2/1/24	25	26
BPCE SA
5.15%, 7/21/24 (a)	200	206
Branch Banking & Trust Co.
2.10%, 1/15/20	275	275
	Face Amount (000)	Value (000)
Brixmor Operating Partnership LP
4.13%, 6/15/26	$150	$151
Brookfield Finance, Inc.
4.25%, 6/2/26	150	151
Capital One Bank USA NA
3.38%, 2/15/23	342	342
Capital One Financial Corp.,
2.45%, 4/24/19	50	50
3.75%, 3/9/27	25	25
Chubb INA Holdings, Inc.
3.35%, 5/15/24	125	128
Citigroup, Inc.,
3.89%, 1/10/28 (b)	225	226
6.68%, 9/13/43	50	64
8.13%, 7/15/39	100	147
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	249
CNA Financial Corp.
5.75%, 8/15/21	75	84
Cooperatieve Rabobank UA
3.95%, 11/9/22	250	257
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	254
6.00%, 2/15/18	61	63
CubeSmart LP
3.13%, 9/1/26	50	47
Discover Bank
2.00%, 2/21/18	250	250
Discover Financial Services
3.95%, 11/6/24	75	75
Federal Realty Investment Trust
3.63%, 8/1/46	75	66
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	213
GE Capital International Funding Co.,
2.34%, 11/15/20	200	201
4.42%, 11/15/35	211	223
Goldman Sachs Group, Inc. (The),
2.35%, 11/15/21	175	172
MTN
4.80%, 7/8/44	125	133
6.25%, 2/1/41	75	95
6.75%, 10/1/37	230	285
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	281
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	100	98
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	299
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	100

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
HSBC Finance Corp.
6.68%, 1/15/21	$235	$266
HSBC Holdings PLC,
2.65%, 1/5/22	200	198
4.38%, 11/23/26	200	202
HSBC USA, Inc.
3.50%, 6/23/24	100	102
Humana, Inc.
4.80%, 3/15/47	100	105
ING Bank N.V.
5.80%, 9/25/23 (a)	100	111
Intesa Sanpaolo SpA
3.88%, 1/16/18	200	203
Jackson National Life Global Funding
2.20%, 1/30/20 (a)	300	300
JPMorgan Chase & Co.,
MTN
2.30%, 8/15/21 (c)	100	99
4.13%, 12/15/26	400	408
KeyBank NA
1.60%, 8/22/19	250	247
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	200	201
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	51
Lincoln National Corp.
7.00%, 6/15/40	75	97
Lloyds Banking Group PLC
3.10%, 7/6/21	200	202
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	49
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	200	199
Mizuho Financial Group, Inc.
2.63%, 4/12/21 (a)	225	223
Nationwide Building Society
6.25%, 2/25/20 (a)	260	288
New York Life Global Funding
2.90%, 1/17/24 (a)	225	226
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	163
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	83
Prudential Financial, Inc.,
MTN
4.60%, 5/15/44	75	79
5.63%, 6/15/43 (b)	170	182
Realty Income Corp.
3.25%, 10/15/22	150	152
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	200	197
	Face Amount (000)	Value (000)
Santander UK Group Holdings PLC
3.57%, 1/10/23	$200	$200
Santander UK PLC
5.00%, 11/7/23 (a)	200	209
Simon Property Group LP
2.50%, 7/15/21	125	125
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (a)	200	201
Standard Chartered PLC
2.10%, 8/19/19 (a)	225	223
State Street Corp.
1.95%, 5/19/21	175	172
Swedbank AB
2.80%, 3/14/22 (a)(c)	300	301
Synchrony Financial
3.00%, 8/15/19	200	203
TD Ameritrade Holding Corp.
3.63%, 4/1/25	100	103
Toronto-Dominion Bank (The)
3.63%, 9/15/31 (b)	175	172
Travelers Cos., Inc. (The)
3.75%, 5/15/46	50	47
UBS Group Funding Switzerland AG
3.49%, 5/23/23 (a)	225	227
UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	55
2.88%, 3/15/23	255	256
3.75%, 7/15/25	150	157
Weingarten Realty Investors
3.38%, 10/15/22	150	151
Wells Fargo & Co.,
2.15%, 1/15/19	60	60
3.00%, 10/23/26	375	359
3.07%, 1/24/23	200	201
MTN
4.10%, 6/3/26	100	102
Westpac Banking Corp.
2.85%, 5/13/26	150	145
		16,360
Industrials (49.7%)
21st Century Fox America, Inc.
4.75%, 9/15/44	125	127
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
Abbott Laboratories,
3.40%, 11/30/23	250	253
4.90%, 11/30/46	50	52
AbbVie, Inc.,
3.20%, 5/14/26	50	48
4.70%, 5/14/45	75	75
Actavis Funding SCS,
4.75%, 3/15/45	130	131
4.85%, 6/15/44	50	51

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Air Liquide Finance SA
2.25%, 9/27/23 (a)(c)	$200	$191
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	211
Alibaba Group Holding Ltd.
2.50%, 11/28/19	200	201
Altria Group, Inc.
5.38%, 1/31/44	55	63
Amazon.com, Inc.,
3.80%, 12/5/24	75	80
4.95%, 12/5/44	50	57
American Airlines Pass-Through Trust
4.00%, 7/15/25	165	171
Amgen, Inc.,
2.60%, 8/19/26	125	116
4.66%, 6/15/51	109	110
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (c)	25	28
6.45%, 9/15/36	125	148
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	125	127
3.70%, 2/1/24 (c)	200	207
4.90%, 2/1/46	175	190
Apple, Inc.,
2.45%, 8/4/26	150	142
3.35%, 2/9/27	200	203
3.85%, 5/4/43	50	48
4.50%, 2/23/36	125	135
Applied Materials, Inc.
3.30%, 4/1/27	150	151
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	205
Aramark Services, Inc.
4.75%, 6/1/26	100	101
AstraZeneca PLC
6.45%, 9/15/37	125	164
AT&T, Inc.,
4.25%, 3/1/27	125	127
4.50%, 3/9/48	287	256
4.55%, 3/9/49	75	67
5.15%, 3/15/42	75	75
Automatic Data Processing, Inc.
3.38%, 9/15/25	50	52
Baidu, Inc.
3.25%, 8/6/18	200	203
Barrick Gold Corp.
4.10%, 5/1/23 (c)	100	107
Baxalta, Inc.
5.25%, 6/23/45 (c)	50	55
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23 (c)	50	53
5.00%, 9/30/43	75	84
	Face Amount (000)	Value (000)
BMW US Capital LLC
2.70%, 4/6/22 (a)	$250	$251
Boston Scientific Corp.
3.85%, 5/15/25	100	102
BP Capital Markets PLC,
3.02%, 1/16/27	100	96
3.12%, 5/4/26	125	122
Brambles USA, Inc.
4.13%, 10/23/25 (a)	150	154
British Airways Pass-Through Trust
4.63%, 6/20/24 (a)	153	163
Buckeye Partners LP
4.15%, 7/1/23	175	179
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	77
4.55%, 9/1/44	50	53
Caterpillar, Inc.
3.80%, 8/15/42	50	48
CBS Corp.,
4.60%, 1/15/45	25	24
4.90%, 8/15/44	50	51
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.91%, 7/23/25	75	79
6.48%, 10/23/45	150	173
Cimarex Energy Co.
5.88%, 5/1/22	150	155
Cisco Systems, Inc.
1.85%, 9/20/21	275	270
Coca-Cola Co.
1.38%, 5/30/19	175	174
ConocoPhillips Co.
2.20%, 5/15/20	100	100
Crown Castle International Corp.,
3.40%, 2/15/21	100	102
4.45%, 2/15/26	75	78
CSX Corp.
2.60%, 11/1/26	125	117
CVS Health Corp.
2.13%, 6/1/21	75	74
Danone SA
1.69%, 10/30/19 (a)	200	197
Darden Restaurants, Inc.
6.80%, 10/15/37	50	60
DCP Midstream Operating LP
5.35%, 3/15/20 (a)	38	40
Delphi Automotive PLC
3.15%, 11/19/20	125	128
Delta Air Lines, Inc.
3.63%, 3/15/22	200	204
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	110

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Diamond 1 Finance Corp./ Diamond 2 Finance Corp.
8.10%, 7/15/36 (a)	$75	$94
DISH DBS Corp.
5.88%, 11/15/24	75	79
Dollar General Corp.,
1.88%, 4/15/18	100	100
3.25%, 4/15/23	125	125
Eastman Chemical Co.
3.80%, 3/15/25	100	102
eBay, Inc.
2.50%, 3/9/18	100	101
Eldorado Gold Corp.
6.13%, 12/15/20 (a)(c)	105	108
Embraer Netherlands Finance BV
5.40%, 2/1/27	65	67
Enable Midstream Partners LP,
3.90%, 5/15/24	125	122
4.40%, 3/15/27	25	25
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21 (a)	75	79
Energy Transfer Partners LP
6.50%, 2/1/42	125	135
Enterprise Products Operating LLC
4.45%, 2/15/43	125	119
Express Scripts Holding Co.
4.50%, 2/25/26	100	103
Exxon Mobil Corp.
4.11%, 3/1/46	75	77
FedEx Corp.
3.20%, 2/1/25	100	100
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	200	195
5.88%, 8/2/21	200	223
General Motors Co.,
6.60%, 4/1/36	25	29
6.75%, 4/1/46	25	29
General Motors Financial Co., Inc.
4.38%, 9/25/21	125	132
Gilead Sciences, Inc.,
4.50%, 2/1/45	25	25
4.80%, 4/1/44	50	52
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	98
Goldcorp, Inc.
5.45%, 6/9/44	50	53
Hanesbrands, Inc.,
4.63%, 5/15/24 (a)	40	40
4.88%, 5/15/26 (a)	60	59
Harris Corp.
4.85%, 4/27/35	75	80
	Face Amount (000)	Value (000)
HCA, Inc.
4.75%, 5/1/23	$130	$136
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	204
Hess Corp.
6.00%, 1/15/40	40	41
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	55	53
Home Depot, Inc.,
2.13%, 9/15/26	50	46
3.35%, 9/15/25	25	26
5.88%, 12/16/36	109	138
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	200
International Paper Co.
3.00%, 2/15/27	150	141
John Deere Capital Corp.,
MTN
1.25%, 10/9/19	225	222
Johnson Controls International PLC
3.90%, 2/14/26	75	78
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.25%, 6/1/26 (a)	100	102
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22	75	77
4.15%, 2/1/24	150	152
Kinder Morgan, Inc.
5.55%, 6/1/45	50	51
Kraft Heinz Foods Co.
4.38%, 6/1/46	175	165
Kroger Co. (The)
6.90%, 4/15/38	80	105
Lockheed Martin Corp.
3.55%, 1/15/26	125	127
Lowe's Cos., Inc.
2.50%, 4/15/26	175	166
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	71
Macy's Retail Holdings, Inc.
2.88%, 2/15/23	150	140
MasTec, Inc.
4.88%, 3/15/23	90	89
McDonald's Corp.,
MTN
4.60%, 5/26/45	100	102
Mead Johnson Nutrition Co.
3.00%, 11/15/20	75	77
Medtronic, Inc.
4.63%, 3/15/45	200	215
Merck & Co., Inc.
2.80%, 5/18/23	125	126

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Microsoft Corp.,
1.55%, 8/8/21	$175	$171
2.88%, 2/6/24	325	327
4.45%, 11/3/45	125	132
Molson Coors Brewing Co.
2.25%, 3/15/20 (a)	175	175
MPLX LP
4.00%, 2/15/25	100	99
4.88%, 6/1/25	25	26
5.20%, 3/1/47	50	51
Mylan N.V.
3.95%, 6/15/26	75	74
NBC Universal Media LLC
5.95%, 4/1/41	275	336
NetApp, Inc.
2.00%, 12/15/17	100	100
Netflix, Inc.
4.38%, 11/15/26 (a)	50	49
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	150	150
Noble Energy, Inc.
5.05%, 11/15/44	50	51
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	123
Novartis Capital Corp.
4.40%, 5/6/44	75	80
Omnicom Group, Inc.,
3.60%, 4/15/26	50	50
3.63%, 5/1/22	95	98
3.65%, 11/1/24	23	23
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	223
Oracle Corp.
4.50%, 7/8/44	150	155
Orange SA
9.00%, 3/1/31	50	74
PepsiCo, Inc.,
1.70%, 10/6/21	200	195
3.60%, 3/1/24	100	105
Pfizer, Inc.
3.00%, 12/15/26	100	99
Philip Morris International, Inc.,
2.00%, 2/21/20	125	125
4.50%, 3/20/42	75	77
Phillips 66
5.88%, 5/1/42	25	29
Phillips 66 Partners LP
4.68%, 2/15/45	25	23
Rockwell Collins, Inc.
2.80%, 3/15/22 (d)	125	125
	Face Amount (000)	Value (000)
Ryder System, Inc.,
MTN
2.65%, 3/2/20 (c)	$50	$50
Sabine Pass Liquefaction LLC
4.20%, 3/15/28 (a)	225	223
Shell International Finance BV
1.38%, 9/12/19	175	173
Southern Copper Corp.
7.50%, 7/27/35 (c)	100	122
Spectra Energy Capital LLC
7.50%, 9/15/38	100	120
Sprint Corp.
7.13%, 6/15/24	75	80
Sprint Spectrum Co., LLC/ Sprint Spectrum Co., II LLC/ Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (a)	200	200
Telefonica Emisiones SAU
4.10%, 3/8/27	150	151
Telefonica Europe BV
8.25%, 9/15/30	84	114
Tesoro Corp.
4.75%, 12/15/23 (a)	175	182
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26 (c)	225	208
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	125	119
Time Warner, Inc.
3.80%, 2/15/27	300	297
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	105
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (a)	75	73
4.13%, 2/2/26 (a)	95	98
Tyson Foods, Inc.
4.88%, 8/15/34	50	51
Under Armour, Inc.
3.25%, 6/15/26	100	92
United Airlines Pass-Through Trust,
Class A
4.30%, 8/15/25	197	206
Vale Overseas Ltd.
6.88%, 11/21/36 (c)	75	81
Verizon Communications, Inc.,
4.67%, 3/15/55	278	249
5.01%, 8/21/54	210	201
Viacom, Inc.
5.85%, 9/1/43	50	53
Visa, Inc.
4.30%, 12/14/45	125	132
Vodafone Group PLC
4.38%, 2/19/43	50	46

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	$200	$199
Wal-Mart Stores, Inc.,
3.30%, 4/22/24 (c)	150	156
5.25%, 9/1/35	75	89
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	50	49
3.80%, 11/18/24	25	26
Whole Foods Market, Inc.
5.20%, 12/3/25	50	53
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	125	129
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	234
Woodside Finance Ltd.
3.70%, 9/15/26 (a)(c)	150	147
		21,753
Utilities (8.6%)
Alabama Power Co.
3.75%, 3/1/45	125	118
Baltimore Gas & Electric Co.
2.40%, 8/15/26	75	70
Black Hills Corp.
3.15%, 1/15/27	75	72
Boston Gas Co.
4.49%, 2/15/42 (a)	125	130
CenterPoint Energy Houston Electric LLC,
1.85%, 6/1/21	150	147
Series AA
3.00%, 2/1/27	225	222
CMS Energy Corp.
6.25%, 2/1/20	200	221
Consolidated Edison, Inc.,
Series A
2.00%, 3/15/20	75	75
DTE Energy Co.,
1.50%, 10/1/19	100	98
3.80%, 3/15/27	125	127
Duke Energy Carolinas LLC
3.75%, 6/1/45	75	72
Duke Energy Corp.
2.65%, 9/1/26	150	140
Emera US Finance LP
3.55%, 6/15/26	225	222
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	114
Entergy Arkansas, Inc.
3.50%, 4/1/26	75	77
Entergy Louisiana LLC
3.05%, 6/1/31	75	71
	Face Amount (000)	Value (000)
Fortis, Inc.
2.10%, 10/4/21 (a)	$100	$97
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	198
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	75	74
Public Service Electric & Gas Co.,
MTN
2.25%, 9/15/26	150	140
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	75	74
Sempra Energy
6.00%, 10/15/39	125	149
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	73
Southern Power Co.,
Series D
1.95%, 12/15/19	50	50
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	200	205
TransAlta Corp.
4.50%, 11/15/22	213	214
Virginia Electric & Power Co.
2.95%, 1/15/22	325	331
WEC Energy Group, Inc.
3.55%, 6/15/25	75	77
Xcel Energy, Inc.
3.30%, 6/1/25	75	75
		3,733
		41,846
Sovereign (0.4%)
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 4/28/20 (a)	200	199
Total Fixed Income Securities (Cost $41,836)		42,320
	Shares
Short-Term Investments (5.3%)
Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $620)	619,605	620
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,342)	1,342,038	1,342

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.64%, 7/27/17 (e)(f) (Cost $359)	$360	$359
Total Short-Term Investments (Cost $2,321)		2,321
Total Investments (102.0%) (Cost $44,157) Including $1,593 of Securities Loaned (g)(h)		44,641
Liabilities in Excess of Other Assets (–2.0%)		(896)
Net Assets (100.0%)		$43,745

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(c)  All or a portion of this security was on loan at March 31, 2017.

(d)  When-issued security.

(e)  Rate shown is the yield to maturity at March 31, 2017.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

(g)  Securities are available for collateral in connection with open futures contracts and swap agreements.

(h)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $921,000 and the aggregate gross unrealized depreciation is approximately $437,000 resulting in net unrealized appreciation of approximately $484,000.

MTN  Medium Term Note.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	16	$3,463	Jun-17	$—	@
U.S. Treasury 30 yr. Bond	11	1,659	Jun-17	(—	@)
U.S. Treasury 5 yr. Note	2	235	Jun-17	—	@
U.S. Treasury Ultra Bond	6	964	Jun-17	5
Short:
U.S. Treasury 10 yr. Note	17	(2,117)	Jun-17	(7)
U.S. Treasury 10 yr. Ultra Long Bond	12	(1,607)	Jun-17	(6)
				$(8)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(7)	$(3)	BBB+

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.86%	12/8/21	$1,025	$3
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	12/8/26	550	2
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	680	(10)
						$(5)

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley Co., LLC.

LIBOR  London Interbank Offered Rate.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	49.4%
Finance	37.1
Utilities	8.5
Short-Term Investments	3.9
Other***	1.1
Total Investments	100.0	%****

**  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

***  Industries and/or investment types representing less than 5% of total investments.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $10,045,000 with net unrealized depreciation of approximately $8,000. Does not include open swap agreements with net unrealized depreciation of approximately $12,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $42,195)	$42,679
Investment in Security of Affiliated Issuer, at Value (Cost $1,962)	1,962
Total Investments in Securities, at Value (Cost $44,157)	44,641
Interest Receivable	379
Receivable for Investments Sold	222
Receivable for Fund Shares Sold	36
Premium Paid on Open Swap Agreements	4
Due from Adviser	2
Receivable from Affiliate	1
Other Assets	63
Total Assets	45,348
Liabilities:
Payable for Investments Purchased	794
Collateral on Securities Loaned, at Value	620
Payable for Fund Shares Redeemed	68
Payable for Professional Fees	38
Payable for Trustees' Fees and Expenses	23
Unrealized Depreciation on Swap Agreements	7
Payable for Custodian Fees	6
Payable for Sub Transfer Agency Fees — Class I	5
Payable for Sub Transfer Agency Fees — Class L	— @
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Administration Fees	3
Payable for Variation Margin on Swap Agreements	3
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	— @
Payable for Variation Margin on Futures Contracts	1
Other Liabilities	27
Total Liabilities	1,603
Net Assets	$43,745
Net Assets Consist of:
Paid-in-Capital	$96,289
Accumulated Undistributed Net Investment Income	467
Accumulated Net Realized Loss	(53,475)
Unrealized Appreciation (Depreciation) on:
Investments	484
Futures Contracts	(8)
Swap Agreements	(12)
Net Assets	$43,745

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$33,609
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,800,573
Net Asset Value, Offering and Redemption Price Per Share	$12.00
CLASS A:
Net Assets	$8,049
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	670,322
Net Asset Value, Redemption Price Per Share	$12.01
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$12.54
CLASS L:
Net Assets	$1,876
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	156,457
Net Asset Value, Offering and Redemption Price Per Share	$11.99
CLASS C:
Net Assets	$211
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	17,637
Net Asset Value, Offering and Redemption Price Per Share	$11.95
(1) Including: Securities on Loan, at Value:	$1,593

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)
Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$729
Dividends from Security of Affiliated Issuer (Note G)	3
Income from Securities Loaned — Net	3
Total Investment Income	735
Expenses:
Advisory Fees (Note B)	77
Professional Fees	53
Registration Fees	19
Sub Transfer Agency Fees — Class I	12
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Pricing Fees	18
Administration Fees (Note C)	16
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	1
Custodian Fees (Note F)	8
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Trustees' Fees and Expenses	2
Other Expenses	8
Total Expenses	249
Waiver of Advisory Fees (Note B)	(64)
Reimbursement of Class Specific Expenses — Class I (Note B)	(16)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Shareholder Servicing Fees — Class A (Note D)	(4)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	163
Net Investment Income	572
Realized Gain:
Investments Sold	237
Futures Contracts	107
Swap Agreements	3
Net Realized Gain	347
Change in Unrealized Appreciation (Depreciation):
Investments	(1,410)
Futures Contracts	(1)
Swap Agreements	(3)
Net Change in Unrealized Appreciation (Depreciation)	(1,414)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,067)
Net Decrease in Net Assets Resulting from Operations	$(495)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$572	$1,129
Net Realized Gain	347	2,314
Net Change in Unrealized Appreciation (Depreciation)	(1,414)	2,386
Net Increase (Decrease) in Net Assets Resulting from Operations	(495)	5,829
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(468)	(954)
Class A:
Net Investment Income	(97)	(59)
Class L:
Net Investment Income	(25)	(51)
Class C:
Net Investment Income	(1)	(1)
Total Distributions	(591)	(1,065)
Capital Share Transactions:(1)
Class I:
Subscribed	6,052	3,997
Distributions Reinvested	465	952
Redeemed	(3,951)	(8,505)
Class A:
Subscribed	4,002	6,507
Distributions Reinvested	97	57
Redeemed	(2,774)	(676)
Class L:
Exchanged	—	12
Distributions Reinvested	25	51
Redeemed	(239)	(345)
Class C:
Subscribed	93	211
Distributions Reinvested	1	1
Redeemed	(6)	(104)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,765	2,158
Total Increase in Net Assets	2,679	6,922
Net Assets:
Beginning of Period	41,066	34,144
End of Period (Including Accumulated Undistributed Net Investment Income of $467 and $486)	$43,745	$41,066
(1) Capital Share Transactions:
Class I:
Shares Subscribed	507	357
Shares Issued on Distributions Reinvested	39	86
Shares Redeemed	(331)	(767)
Net Increase (Decrease) in Class I Shares Outstanding	215	(324)
Class A:
Shares Subscribed	335	564
Shares Issued on Distributions Reinvested	8	5
Shares Redeemed	(233)	(59)
Net Increase in Class A Shares Outstanding	110	510
Class L:
Shares Exchanged	—	1
Shares Issued on Distributions Reinvested	2	5
Shares Redeemed	(20)	(32)
Net Decrease in Class L Shares Outstanding	(18)	(26)
Class C:
Shares Subscribed	8	18
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(1)	(9)
Net Increase in Class C Shares Outstanding	7	9

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$12.33		$10.80		$11.12		$10.53		$10.93		$10.27
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.17		0.37		0.37		0.38		0.32		0.36
Net Realized and Unrealized Gain (Loss)	(0.32)		1.51		(0.37)		0.53		(0.40)		0.73
Total from Investment Operations	(0.15)		1.88		—		0.91		(0.08)		1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.35)		(0.32)		(0.32)		(0.32)		(0.43)
Net Asset Value, End of Period	$12.00		$12.33		$10.80		$11.12		$10.53		$10.93
Total Return (3)	(1.20	)%(4)(9)	17.79	%(5)	(0.04)%		8.79%		(0.77)%		10.94%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,609		$31,873		$31,427		$36,598		$36,186		$44,779
Ratio of Expenses to Average Net Assets (11)	0.69	%(6)(10)	0.69	%(6)	0.70	%(6)	0.70	%(6)	1.18	%(6)(7)	1.00	%(6)
Ratio of Net Investment Income to Average Net Assets (11)	2.88	%(6)(10)	3.28	%(6)	3.33	%(6)	3.47	%(6)	2.91	%(6)(7)	3.41	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	17	%(9)	41%		45%		50%		63%		129%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.12	%(10)	1.28%		1.15%		1.13%		1.21%		N/A
Net Investment Income to Average Net Assets	2.45	%(10)	2.69%		2.88%		3.04%		2.88%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.41% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately (1.61)%.

(5)  Performance was positively impacted by approximately 9.01% due to the receipt of proceeds from the settlement of a class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.78%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$12.34		$10.81		$11.12		$10.53		$10.92		$10.27
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.15		0.32		0.33		0.34		0.30		0.34
Net Realized and Unrealized Gain (Loss)	(0.32)		1.53		(0.37)		0.53		(0.39)		0.73
Total from Investment Operations	(0.17)		1.85		(0.04)		0.87		(0.09)		1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.32)		(0.27)		(0.28)		(0.30)		(0.42)
Net Asset Value, End of Period	$12.01		$12.34		$10.81		$11.12		$10.53		$10.92
Total Return (3)	(1.33	)%(4)(9)	17.41	%(5)	(0.37)%		8.43%		(0.83)%		10.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,049		$6,916		$544		$405		$1,194		$961
Ratio of Expenses to Average Net Assets (11)	1.03	%(6)(10)	0.99	%(6)	1.05	%(6)	1.05	%(6)	1.34	%(6)(7)	1.15	%(6)
Ratio of Net Investment Income to Average Net Assets (11)	2.54	%(6)(10)	2.78	%(6)	2.98	%(6)	3.12	%(6)	2.76	%(6)(7)	3.26	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	17	%(9)	41%		45%		50%		63%		129%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.45	%(10)	1.51%		1.88%		1.60%		1.47%		1.25%
Net Investment Income to Average Net Assets	2.12	%(10)	2.26%		2.15%		2.57%		2.63%		3.16%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.41% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately (1.74)%.

(5)  Performance was positively impacted by approximately 8.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 8.44%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$12.32		$10.79		$11.11		$10.52		$10.92		$10.26
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.13		0.30		0.30		0.31		0.26		0.30
Net Realized and Unrealized Gain (Loss)	(0.32)		1.51		(0.37)		0.54		(0.40)		0.74
Total from Investment Operations	(0.19)		1.81		(0.07)		0.85		(0.14)		1.04
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.28)		(0.25)		(0.26)		(0.26)		(0.38)
Net Asset Value, End of Period	$11.99		$12.32		$10.79		$11.11		$10.52		$10.92
Total Return (3)	(1.53	)%(4)(9)	17.06	%(5)	(0.65)%		8.15%		(1.28)%		10.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,876		$2,151		$2,163		$2,405		$2,649		$3,149
Ratio of Expenses to Average Net Assets (11)	1.32	%(6)(10)	1.33	%(6)	1.31	%(6)	1.30	%(6)	1.69	%(6)(7)	1.50	%(6)
Ratio of Net Investment Income to Average Net Assets (11)	2.24	%(6)(10)	2.64	%(6)	2.72	%(6)	2.87	%(6)	2.40	%(6)(7)	2.91	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	17	%(9)	41%		45%		50%		63%		129%
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.64	%(10)	1.75%		1.73%		1.66%		1.70%		N/A
Net Investment Income to Average Net Assets	1.92	%(10)	2.22%		2.30%		2.51%		2.39%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.41% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately (1.94)%.

(5)  Performance was positively impacted by approximately 9.05% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 8.01%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Corporate Bond Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)		Period from April 30, 2015(2) to September 30, 2015
Net Asset Value, Beginning of Period	$12.27		$10.77		$11.21
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.11		0.22		0.10
Net Realized and Unrealized Gain (Loss)	(0.32)		1.53		(0.48)
Total from Investment Operations	(0.21)		1.75		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.25)		(0.06)
Net Asset Value, End of Period	$11.95		$12.27		$10.77
Total Return (4)	(1.74	)%(5)(9)	16.47	%(6)	(3.40	)%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$211		$126		$10
Ratio of Expenses to Average Net Assets (11)	1.79	%(7)(10)	1.79	%(7)	1.80	%(7)(10)
Ratio of Net Investment Income to Average Net Assets (11)	1.77	%(7)(10)	1.90	%(7)	2.25	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	17	%(9)	41%		45	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.17	%(10)	4.45%		38.20	%(10)
Net Investment Income (Loss) to Average Net Assets	0.39	%(10)	(0.76)%		(34.15	)%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.41% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately (2.15)%.

(6)  Performance was positively impacted by approximately 8.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 7.62%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

On April 30, 2015, the Fund suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$275	$—	$275
Corporate Bonds	—	41,846	—	41,846
Sovereign	—	199	—	199
Total Fixed Income Securities	—	42,320	—	42,320
Short-Term Investments
Investment Company	1,962	—	—	1,962
U.S. Treasury Security	—	359	—	359
Total Short-Term Investments	1,962	359	—	2,321
Futures Contracts	5	—	—	5
Interest Rate Swap Agreements	—	5	—	5
Total Assets	1,967	42,684	—	44,651
Liabilities:
Futures Contracts	(13)	—	—	(13)
Credit Default Swap Agreement	—	(7)	—	(7)
Interest Rate Swap Agreement	—	(10)	—	(10)
Total Liabilities	(13)	(17)	—	(30)
Total	$1,954	$42,667	$—	$44,621

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable,

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contracts	Interest Rate Risk	$5	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	5	(a)
Total			$10
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(13	)(a)
Swap Agreement	Unrealized Depreciation on Swap Agreement	Credit Risk	(7)
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk	(10	)(a)
Total			$(30)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$107
Credit Risk	Swap Agreements	(2)
Interest Rate Risk	Swap Agreements	5
Total		$110
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(1)
Credit Risk	Swap Agreements	2
Interest Rate Risk	Swap Agreements	(5)
Total		$(4)

At March 31, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreement	$—	$(7)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$7	$—	$—	$7

For the six months ended March 31, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$11,675,000
Swap Agreements:
Average monthly notional amount	$1,704,000

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,593	(d)	$—	$(1,593	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $620,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,004,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$620	$—	$—	$—	$620
Total Borrowings	$620	$—	$—	$—	$620
Gross amount of recognized liabilities for securities lending transactions					$620

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Included in Realized Gain (Loss) on Investments Sold are proceeds from the one-time settlements of class action lawsuits involving the Fund's past holdings of approximately $187,000, the impact of which on the Fund's performance is disclosed in the Financial Highlights.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $64,000 of advisory fees were waived and approximately $17,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended March 31, 2017, this waiver amounted to approximately $4,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $11,701,000 and $6,438,000, respectively. For the six months ended March 31, 2017, there were no purchases of long-term U.S. Government securities and sales of long-term U.S. Government securities were approximately $370,000.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$3,066	$9,090	$10,194	$3	$1,962

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From: Ordinary Income (000)	2015 Distributions Paid From: Ordinary Income (000)
$1,065	$1,089

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(15)	$15	$—

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$483	$—

At September 30, 2016, the Fund had available for federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration
$45,370	September 30, 2017
8,130	September 30, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $2,729,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2016, the Fund deferred to October 1, 2016 for U.S. federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$333

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.1%.

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
1784090 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	24
Consolidated Statement of Operations	26
Consolidated Statements of Changes in Net Assets	27
Consolidated Financial Highlights	28
Notes to Consolidated Financial Statements	32
Privacy Notice	46
Trustee and Officer Information	49

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Multi-Asset Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Expense Example (unaudited)

Global Multi-Asset Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Multi-Asset Income Portfolio Class I	$1,000.00	$991.40	$1,020.29	$4.62	$4.68	0.93%
Global Multi-Asset Income Portfolio Class A	1,000.00	990.60	1,018.60	6.30	6.39	1.27
Global Multi-Asset Income Portfolio Class C	1,000.00	986.70	1,014.81	10.05	10.20	2.03
Global Multi-Asset Income Portfolio Class IS	1,000.00	992.70	1,020.59	4.32	4.38	0.87

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (48.7%)
Agency Fixed Rate Mortgages (3.7%)
United States (3.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45		$45	$47
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/32 (a)		62	63
3.50%, 4/1/47 (a)		204	209
4.00%, 4/1/47 (a)		160	168
Conventional Pools:
4.50%, 10/1/44 - 11/1/44		50	53
			540
Commercial Mortgage-Backed Securities (1.2%)
United States (1.2%)
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)		70	67
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (b)		51	43
WF-RBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)		40	36
4.48%, 8/15/46 (b)(c)		35	31
			177
Corporate Bonds (10.8%)
Australia (0.7%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	60
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$25	24
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		25	26
			110
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36		25	27
Canada (0.2%)
Royal Bank of Canada,
2.75%, 2/1/22		25	25
France (0.4%)
BNP Paribas SA,
5.00%, 1/15/21		50	54
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		10	10
Netherlands (0.8%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	EUR	50	54
Cooperatieve Rabobank UA,
3.75%, 11/9/20		50	60
			114
	Face Amount (000)		Value (000)
United Kingdom (0.7%)
Barclays Bank PLC,
6.00%, 1/23/18	EUR	50	$56
Diageo Capital PLC,
1.50%, 5/11/17		$50	50
			106
United States (7.7%)
Abbott Laboratories,
3.40%, 11/30/23		25	25
Air Lease Corp.,
2.13%, 1/15/20		25	25
Apple, Inc.,
2.50%, 2/9/22		50	50
4.45%, 5/6/44		25	26
AT&T, Inc.,
4.13%, 2/17/26		50	51
Bank of America Corp.,
Series G
3.50%, 4/19/26		25	25
Boston Properties LP,
3.85%, 2/1/23		50	52
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		25	26
Citigroup, Inc.,
5.50%, 9/13/25		50	55
General Motors Financial Co., Inc.,
4.30%, 7/13/25		5	5
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37		50	62
HSBC USA, Inc.,
3.50%, 6/23/24		100	102
JPMorgan Chase & Co.,
3.20%, 6/15/26		25	24
McDonald's Corp.,
MTN
3.38%, 5/26/25		50	51
Merck & Co., Inc.,
2.80%, 5/18/23		50	50
Microsoft Corp.,
1.55%, 8/8/21		25	24
Monongahela Power Co.,
5.40%, 12/15/43 (c)		50	59
MPLX LP,
4.00%, 2/15/25		50	50
NBC Universal Media LLC,
4.38%, 4/1/21		50	54
Omnicom Group, Inc.,
3.63%, 5/1/22		50	52
PepsiCo, Inc.,
1.70%, 10/6/21		25	24

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37		$50	$65
Time Warner, Inc.,
3.88%, 1/15/26		25	25
UnitedHealth Group, Inc.,
2.88%, 3/15/23		25	25
Verizon Communications, Inc.,
3.50%, 11/1/24		25	25
Visa, Inc.,
3.15%, 12/14/25		25	25
Wal-Mart Stores, Inc.,
2.55%, 4/11/23		25	25
Wells Fargo & Co.,
3.00%, 10/23/26		50	48
			1,130
			1,576
Sovereign (28.1%)
Australia (1.5%)
Australia Government Bond,
2.75%, 11/21/27	AUD	50	38
3.25%, 4/21/25		225	180
			218
Austria (0.2%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	30	34
Belgium (1.4%)
Belgium Government Bond,
0.80%, 6/22/25 (c)		185	202
Brazil (0.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 - 1/1/23	BRL	295	95
Canada (2.5%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	95	69
1.50%, 6/1/23		85	65
3.25%, 6/1/21		280	229
			363
France (0.7%)
France Government Bond OAT,
0.50%, 5/25/25	EUR	70	74
3.25%, 5/25/45		25	34
			108
Germany (2.9%)
Bundesrepublik Deutschland,
1.00%, 8/15/25		74	85
2.50%, 1/4/21		200	238
4.25%, 7/4/39		45	80
4.75%, 7/4/34		15	27
			430
	Face Amount (000)		Value (000)
Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 - 2/24/42 (d)	EUR	48	$37
Hungary (0.2%)
Hungary Government International Bond,
5.75%, 11/22/23		$30	34
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	10	14
Italy (1.7%)
Italy Buoni Poliennali Del Tesoro,
0.65%, 11/1/20		100	107
1.50%, 6/1/25		30	31
2.35%, 9/15/24 (c)		81	95
5.00%, 9/1/40		10	14
			247
Japan (8.2%)
Japan Government Ten Year Bond,
0.50%, 9/20/24	JPY	36,000	336
1.10%, 6/20/21		21,000	199
1.70%, 6/20/18		31,000	285
Japan Government Thirty Year Bond,
1.70%, 6/20/33 - 3/20/44		19,400	210
2.00%, 9/20/40		15,000	172
			1,202
Mexico (1.9%)
Mexican Bonos,
5.75%, 3/5/26	MXN	2,200	108
6.50%, 6/10/21		2,600	137
Petroleos Mexicanos,
4.88%, 1/18/24		$20	20
6.38%, 1/23/45		10	10
			275
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	50	53
Poland (0.1%)
Poland Government Bond,
4.00%, 10/25/23	PLN	40	11
Portugal (0.8%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	56	56
4.13%, 4/14/27 (c)		53	58
			114
Russia (0.5%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	4,200	72
South Africa (0.4%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	930	63

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Face Amount (000)		Value (000)
Spain (1.2%)
Spain Government Bond,
0.75%, 7/30/21	EUR	50	$55
1.30%, 10/31/26 (c)		5	5
1.95%, 7/30/30 (c)		60	63
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		40	44
1.80%, 11/30/24 (c)		10	12
			179
United Kingdom (2.6%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	30	39
2.75%, 9/7/24		95	136
4.25%, 6/7/32 - 9/7/39		112	199
			374
			4,125
U.S. Treasury Securities (4.9%)
United States (4.9%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$170	153
3.50%, 2/15/39		8	9
3.88%, 8/15/40		12	14
U.S. Treasury Notes,
1.38%, 1/31/21		160	158
2.13%, 5/15/25		315	310
2.38%, 6/30/18		70	71
			715
Total Fixed Income Securities (Cost $7,193)			7,133
	Shares
Common Stocks (34.9%)
Australia (1.3%)
AGL Energy Ltd.		77	1
Alumina Ltd.		272	—	@
Amcor Ltd.		130	1
AMP Ltd.		328	1
APA Group		1,120	8
Aristocrat Leisure Ltd.		60	1
ASX Ltd.		21	1
Aurizon Holdings Ltd.		229	1
AusNet Services		1,706	2
Australia & New Zealand Banking Group Ltd.		329	8
Bank of Queensland Ltd.		43	—	@
Bendigo and Adelaide Bank Ltd.		52	—	@
BHP Billiton Ltd.		349	6
Boral Ltd.		130	1
Brambles Ltd.		178	1
BWP Trust REIT		257	1
Caltex Australia Ltd.		30	1
Challenger Ltd.		64	1
Charter Hall Retail REIT		179	1
CIMIC Group Ltd.		11	—	@
	Shares	Value (000)
Coca-Cola Amatil Ltd.	64	$1
Cochlear Ltd.	6	1
Commonwealth Bank of Australia	190	12
Computershare Ltd.	52	1
Cromwell Property Group	784	1
Crown Resorts Ltd.	40	—	@
CSL Ltd.	50	5
Dexus Property Group REIT	621	5
Domino's Pizza Enterprises Ltd.	7	—	@
DUET Group	2,706	6
Flight Centre Travel Group Ltd.	6	—	@
Fortescue Metals Group Ltd.	169	1
Goodman Group REIT	1,144	7
GPT Group REIT	1,152	4
Harvey Norman Holdings Ltd.	61	—	@
Healthscope Ltd.	188	—	@
Incitec Pivot Ltd.	188	1
Insurance Australia Group Ltd.	270	1
Investa Office Fund REIT	299	1
James Hardie Industries PLC CDI	50	1
Lend Lease Group REIT	62	1
Macquarie Atlas Roads Group	401	2
Macquarie Group Ltd.	34	2
Medibank Pvt Ltd.	307	1
Mirvac Group REIT	2,374	4
National Australia Bank Ltd.	298	8
Newcrest Mining Ltd.	83	1
Oil Search Ltd.	151	1
Orica Ltd.	42	1
Origin Energy Ltd.	195	1
Qantas Airways Ltd.	54	—	@
QBE Insurance Group Ltd.	154	1
Ramsay Health Care Ltd.	16	1
REA Group Ltd.	6	—	@
Rio Tinto Ltd.	46	2
Santos Ltd.	200	1
Scentre Group REIT	3,303	11
Seek Ltd.	37	—	@
Shopping Centres Australasia Property Group REIT	636	1
Sonic Healthcare Ltd.	45	1
South32 Ltd.	580	1
Spark Infrastructure Group	1,496	3
Stockland REIT	1,564	5
Suncorp Group Ltd.	143	1
Sydney Airport	1,111	6
Tabcorp Holdings Ltd.	92	—	@
Tatts Group Ltd.	161	1
Telstra Corp., Ltd.	474	2
TPG Telecom Ltd.	38	—	@
Transurban Group	2,012	18
Treasury Wine Estates Ltd.	82	1
Vicinity Centres REIT	2,115	5
Vocus Group Ltd.	58	—	@

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Australia (cont'd)
Wesfarmers Ltd.	125	$4
Westfield Corp. REIT	1,252	8
Westpac Banking Corp.	373	10
Woodside Petroleum Ltd.	85	2
Woolworths Ltd.	141	3
		194
Austria (0.1%)
BUWOG AG (e)	49	1
CA Immobilien Anlagen AG (e)	38	1
Conwert Immobilien Invest SE (e)	39	1
Erste Group Bank AG	119	4
Raiffeisen Bank International AG (e)	50	1
		8
Belgium (0.2%)
Aedifica SA REIT	7	1
Anheuser-Busch InBev N.V.	147	16
Befimmo SA REIT	10	1
Cofinimmo SA REIT	11	1
Elia System Operator SA	26	1
Intervest Offices & Warehouses REIT	8	—	@
KBC Group N.V.	185	12
Leasinvest Real Estate SCA	1	—	@
Warehouses De Pauw CVA	9	1
Wereldhave Belgium	1	—	@
		33
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	3
Canada (2.1%)
Alimentation Couche-Tard, Inc., Class B	100	5
ARC Resources Ltd.	100	1
Artis Real Estate Investment Trust REIT	100	1
Bank of Montreal	100	7
Bank of Nova Scotia	200	12
Barrick Gold Corp.	100	2
Blackberry Ltd. (e)	100	1
Brookfield Asset Management, Inc., Class A	100	4
Brookfield Business Partners LP	2	—	@
Cameco Corp.	100	1
Canadian Apartment Properties REIT	100	3
Canadian Imperial Bank of Commerce	100	9
Canadian National Railway Co.	100	7
Canadian Natural Resources Ltd.	200	7
Cenovus Energy, Inc.	100	1
Chartwell Retirement Residences REIT (Units) (f)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	1
Enbridge Income Fund Holdings, Inc.	100	3
Enbridge, Inc.	590	25
Enbridge, Inc.	900	38
Encana Corp.	200	2
	Shares	Value (000)
First Capital Realty, Inc.	100	$2
First Quantum Minerals Ltd.	100	1
Fortis, Inc.	500	17
Goldcorp, Inc.	200	3
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc. (e)	102	1
Hydro One Ltd. (c)	100	2
Imperial Oil Ltd.	100	3
Inter Pipeline Ltd.	400	8
Keyera Corp.	200	6
Magna International, Inc.	100	4
Manulife Financial Corp.	300	5
Pembina Pipeline Corp.	500	16
Potash Corp. of Saskatchewan, Inc.	100	2
Power Corp. of Canada	100	2
PrairieSky Royalty Ltd.	104	2
Pure Industrial Real Estate Trust	100	—	@
RioCan Real Estate Investment Trust REIT	200	4
Rogers Communications, Inc., Class B	100	4
Royal Bank of Canada	200	15
Shaw Communications, Inc., Class B	100	2
Silver Wheaton Corp.	100	2
Smart Real Estate Investment Trust REIT	100	2
Sun Life Financial, Inc.	100	4
Suncor Energy, Inc.	200	6
Teck Resources Ltd., Class B	100	2
Toronto-Dominion Bank (The)	100	5
TransCanada Corp.	900	42
Veresen, Inc.	300	3
Westshore Terminals Investment Corp.	100	2
		302
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (g)	2,000	2
Beijing Enterprises Holdings Ltd. (g)	500	3
China Gas Holdings Ltd. (g)	2,000	3
China Merchants Port Holdings Co., Ltd. (g)	20	—	@
Hanergy Thin Film Power Group Ltd. (e)(g)(h)(i)	2,000	—	@
Hopewell Highway Infrastructure Ltd. (g)	1,000	1
Hutchison Port Holdings Trust (Units) (f)	5,200	2
Jiangsu Expressway Co., Ltd. H Shares (g)	2,000	3
Yangzijiang Shipbuilding Holdings Ltd.	200	—	@
Zhejiang Expressway Co., Ltd. (g)	2,000	3
		17
Denmark (0.3%)
AP Moeller - Maersk A/S Series B	1	2
Carlsberg A/S Series B	12	1
Chr Hansen Holding A/S	11	1
Coloplast A/S Series B	13	1
Danske Bank A/S	76	3
DONG Energy A/S (c)	16	1
DSV A/S	289	15
Genmab A/S (e)	6	1

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Denmark (cont'd)
ISS A/S	289	$11
Novo Nordisk A/S Series B	212	7
Novozymes A/S Series B	26	1
Pandora A/S	13	1
TDC A/S	90	—	@
Tryg A/S	12	—	@
Vestas Wind Systems A/S	25	2
William Demant Holding A/S (e)	13	—	@
		47
Finland (0.1%)
Citycon Oyj	209	—	@
Kone Oyj, Class B	87	4
Nokia Oyj	733	4
Sampo Oyj, Class A	117	5
Sponda Oyj	131	1
Technopolis Oyj	75	—	@
UPM-Kymmene Oyj	165	4
		18
France (4.5%)
Accor SA	796	33
Aeroports de Paris (ADP)	59	7
Affine SA REIT	4	—	@
Air Liquide SA	74	8
Airbus SE	108	8
ANF Immobilier REIT	4	—	@
Atos SE	213	26
AXA SA	334	9
BNP Paribas SA	644	43
Bouygues SA	577	23
Cap Gemini SA	436	40
Carrefour SA	130	3
Cie de Saint-Gobain	1,340	69
Cie Generale des Etablissements Michelin	43	5
Credit Agricole SA	685	9
Danone SA	121	8
Engie SA	278	4
Essilor International SA	48	6
Eutelsat Communications SA	154	3
Fonciere Des Regions REIT	19	2
Gecina SA REIT	21	3
Groupe Eurotunnel SE	1,164	12
ICADE REIT	19	1
Kering	17	4
Klepierre REIT	110	4
L'Oreal SA	43	8
Legrand SA	78	5
LVMH Moet Hennessy Louis Vuitton SE	48	11
Mercialys SA REIT	22	—	@
Metropole Television SA	100	2
Natixis SA	401	2
Orange SA	364	6
	Shares	Value (000)
Pernod Ricard SA	48	$6
Peugeot SA (e)	3,111	63
Publicis Groupe SA	52	4
Renault SA	43	4
Rexel SA	635	12
Safran SA	78	6
Sanofi	204	18
Schneider Electric SE	104	8
SES SA	419	10
Societe Generale SA	471	24
Sodexo SA	48	6
TechnipFMC PLC (e)	27	1
Television Francaise 1	352	4
Total SA	369	19
Unibail-Rodamco SE REIT	74	17
Valeo SA	69	5
Vinci SA	1,029	82
Vivendi SA	243	5
		658
Germany (2.0%)
Adidas AG	48	9
ADLER Real Estate AG (e)	13	—	@
ADO Properties SA (c)	16	1
Allianz SE (Registered)	78	14
Alstria Office AG REIT (e)	70	1
BASF SE	156	15
Bayer AG (Registered)	143	16
Bayerische Motoren Werke AG	56	5
Commerzbank AG	725	7
Continental AG	22	5
Daimler AG (Registered)	156	12
Deutsche Bank AG (Registered) (e)	269	5
Deutsche Boerse AG (e)	391	36
Deutsche Euroshop AG	24	1
Deutsche Post AG (Registered)	191	7
Deutsche Telekom AG (Registered)	547	10
Deutsche Wohnen AG	177	6
DIC Asset AG	23	—	@
Dream Global Real Estate Investment Trust REIT	100	1
E.ON SE	390	3
Fraport AG Frankfurt Airport Services Worldwide	120	8
Fresenius Medical Care AG & Co., KGaA	48	4
Fresenius SE & Co., KGaA	69	6
Grand City Properties SA	53	1
Hamborner REIT AG	41	—	@
HeidelbergCement AG	48	4
Henkel AG & Co., KGaA	30	3
Henkel AG & Co., KGaA (Preference)	39	5
Infineon Technologies AG	299	6
Johnson Electric Holdings Ltd. (g)	1,500	4
LEG Immobilien AG (e)	34	3
Linde AG	35	6
Merck KGaA	43	5
The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Germany (cont'd)
Muenchener Rueckversicherungs AG (Registered)	35	$7
Porsche Automobil Holding SE (Preference)	43	2
ProSiebenSat.1 Media SE (Registered)	436	19
RWE AG (e)	117	2
SAP SE	156	15
Siemens AG (Registered)	139	19
Stroeer SE & Co. KGaA	64	4
TAG Immobilien AG	76	1
ThyssenKrupp AG	139	3
TLG Immobilien AG	29	1
Uniper SE (e)	39	1
Volkswagen AG (Preference)	26	4
Vonovia SE	329	12
WCM Beteiligungs & Grundbesitz-AG (e)	47	—	@
		299
Guernsey (0.0%)
Regional REIT Ltd. (c)	120	—	@
Hong Kong (0.8%)
Beijing Enterprises Water Group Ltd.	4,000	3
Champion REIT	10,000	6
Cheung Kong Property Holdings Ltd.	1,500	10
Fortune Real Estate Investment Trust REIT	1,000	1
Great Eagle Holdings Ltd.	2,017	9
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	1,000	3
Henderson Land Development Co., Ltd.	1,000	6
Hong Kong & China Gas Co., Ltd.	6,840	14
Hongkong & Shanghai Hotels Ltd. (The)	3,113	4
Hongkong Land Holdings Ltd.	600	5
Hopewell Holdings Ltd.	1,500	6
Kerry Properties Ltd.	500	2
Kowloon Development Co., Ltd. REIT	6,000	6
Link REIT	1,000	7
New World Development Co., Ltd.	3,394	4
Sino Land Co., Ltd.	2,000	3
Stella International Holdings Ltd.	1,500	2
Sun Hung Kai Properties Ltd.	1,000	15
Swire Properties Ltd.	600	2
Towngas China Co. Ltd. (e)	1,000	1
Wharf Holdings Ltd. (The)	1,000	8
		121
Indonesia (0.0%)
Golden Agri-Resources Ltd.	800	—	@
Ireland (0.2%)
Bank of Ireland (e)	17,791	4
CRH PLC	697	25
Green REIT PLC	362	1
Hibernia REIT PLC	365	1
Irish Residential Properties REIT PLC	188	—	@
Kerry Group PLC, Class A	30	2
		33
	Shares	Value (000)
Italy (1.3%)
ACEA SpA	40	$1
Assicurazioni Generali SpA	252	4
Atlantia SpA	1,779	46
Beni Stabili SpA REIT	560	—	@
Ei Towers SpA	15	1
Enel SpA	1,336	6
Eni SpA	494	8
Ferrari N.V.	17	1
Immobiliare Grande Distribuzione SIIQ SpA	193	—	@
Infrastrutture Wireless Italiane SpA (c)	213	1
Intesa Sanpaolo SpA	398	1
Intesa Sanpaolo SpA	7,816	21
Italgas SpA (e)	567	3
Luxottica Group SpA	52	3
Mediaset SpA	2,834	12
Mediobanca SpA	4,214	38
Rizzoli Corriere Della Sera Mediagroup SpA (e)	13	—	@
Snam SpA	2,793	12
Societa Iniziative Autostradali e Servizi SpA	60	1
Telecom Italia SpA (e)	2,529	2
Terna Rete Elettrica Nazionale SpA	1,255	6
UniCredit SpA	1,082	17
Unione di Banche Italiane SpA	377	1
		185
Japan (0.7%)
Advance Residence Investment Corp. REIT	1	3
Aeon Mall Co., Ltd.	100	2
AEON REIT Investment Corp.	1	1
Daiwahouse Residential Investment Corp. REIT	1	3
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1
Japan Airport Terminal Co., Ltd.	100	4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	1
Japan Real Estate Investment Corp. REIT	1	5
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mitsubishi Estate Co., Ltd.	1,000	18
Mitsui Fudosan Co., Ltd.	1,000	21
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo REIT, Inc.	1	2
Nippon Building Fund, Inc. REIT	1	5
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc.	2	3
NTT Urban Development Corp.	100	1
Orix, Inc. J-REIT	1	2
Premier Investment Corp. REIT	1	1
Sekisui House SI Residential Investment Corp. REIT	1	1
Tokyo Gas Co., Ltd.	2,000	9

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Japan (cont'd)
Tokyo Tatemono Co., Ltd.	100	$1
United Urban Investment Corp. REIT	2	3
		99
Netherlands (0.9%)
ABN AMRO Group N.V. CVA (c)	101	2
Aegon N.V.	451	2
Akzo Nobel N.V.	69	6
ArcelorMittal (e)	273	2
ASML Holding N.V.	56	7
Eurocommercial Properties N.V. CVA REIT	23	1
Fiat Chrysler Automobiles N.V. (e)	187	2
Heineken N.V.	56	5
ING Groep N.V.	2,324	35
Koninklijke KPN N.V.	859	3
Koninklijke Philips N.V.	213	7
Koninklijke Vopak N.V.	59	3
Priceline Group, Inc. (The) (e)	2	4
Randstad Holding N.V.	515	30
RELX N.V.	299	5
Unilever N.V. CVA	278	14
Vastned Retail N.V. REIT	10	—	@
Wereldhave N.V. REIT	21	1
Wolters Kluwer N.V.	121	5
		134
New Zealand (0.1%)
Auckland International Airport Ltd.	938	4
Contact Energy Ltd.	93	—	@
Fletcher Building Ltd.	88	1
Kiwi Property Group Ltd.	684	1
Mercury NZ Ltd.	90	—	@
Meridian Energy Ltd.	167	—	@
Ryman Healthcare Ltd.	49	—	@
Spark New Zealand Ltd.	232	1
		7
Norway (0.0%)
Entra ASA (c)	50	1
Norwegian Property ASA	87	—	@
		1
Portugal (0.0%)
EDP - Energias de Portugal SA	985	3
Singapore (0.2%)
Ascendas Real Estate Investment Trust REIT	1,500	3
CapitaLand Commercial Trust Ltd. REIT	1,300	1
CapitaLand Ltd.	1,700	4
CapitaLand Mall Trust REIT	1,700	2
CDL Hospitality Trusts REIT	300	—	@
City Developments Ltd.	300	2
ComfortDelGro Corp., Ltd.	200	—	@
DBS Group Holdings Ltd.	200	3
Genting Singapore PLC	700	1
Keppel Corp., Ltd.	200	1
	Shares	Value (000)
Keppel REIT	1,000	$1
Mapletree Commercial Trust REIT	1,000	1
Mapletree Industrial Trust REIT	700	1
Mapletree Logistics Trust REIT	800	1
Oversea-Chinese Banking Corp., Ltd.	400	3
SATS Ltd.	100	—	@
Seagate Technology PLC	13	1
SembCorp Industries Ltd.	100	—	@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	200	1
Singapore Telecommunications Ltd.	900	2
StarHub Ltd.	100	—	@
Suntec REIT	1,600	2
United Overseas Bank Ltd.	100	1
UOL Group Ltd.	400	2
Wilmar International Ltd.	200	1
		36
Spain (1.4%)
Abertis Infraestructuras SA	524	8
Aena SA (c)	66	11
Amadeus IT Holding SA, Class A	117	6
Axiare Patrimonio SOCIMI SA REIT	31	1
Banco Bilbao Vizcaya Argentaria SA	4,041	31
Banco de Sabadell SA	3,561	7
Banco Popular Espanol SA	1,424	1
Banco Santander SA	8,559	53
Bankia SA	1,963	2
Bankinter SA	286	2
CaixaBank SA	1,856	8
Cellnex Telecom SA (c)	138	2
Enagas SA	202	5
Ferrovial SA	482	10
Hispania Activos Inmobiliarios SAU REIT	48	1
Iberdrola SA	1,284	9
Industria de Diseno Textil SA	204	7
Inmobiliaria Colonial SA	124	1
Lar Espana Real Estate Socimi SA	46	—	@
Mediaset Espana Comunicacion SA	896	12
Merlin Properties Socimi SA REIT	174	2
Red Electrica Corp., SA	385	7
Repsol SA	321	5
Telefonica SA	841	9
		200
Sweden (0.1%)
Castellum AB	141	2
D Carnegie & Co. AB (e)	24	—	@
Dios Fastigheter AB	25	—	@
Fabege AB	71	1
Fastighets AB Balder (e)	50	1
Hemfosa Fastigheter AB	50	1
Hufvudstaden AB, Class A	59	1

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
Sweden (cont'd)
Klovern AB, Class B	295	$—	@
Kungsleden AB	84	1
Pandox AB	28	—	@
Wallenstam AB, Class B	105	1
Wihlborgs Fastigheter AB	35	1
		9
Switzerland (1.2%)
ABB Ltd. (Registered)	217	5
Adecco Group AG (Registered)	666	47
Allreal Holding AG (Registered) (e)	5	1
Aryzta AG (e)	9	—	@
Baloise Holding AG (Registered)	6	1
Cie Financiere Richemont SA (Registered)	60	5
Credit Suisse Group AG (Registered) (e)	225	3
Dufry AG (Registered) (e)	5	1
EMS-Chemie Holding AG (Registered)	1	1
Flughafen Zuerich AG (Registered)	17	4
Geberit AG (Registered)	4	2
Givaudan SA (Registered)	1	2
Julius Baer Group Ltd. (e)	26	1
Kuehne & Nagel International AG (Registered)	6	1
LafargeHolcim Ltd. (Registered) (e)	53	3
Lonza Group AG (Registered) (e)	7	1
Mobimo Holding AG (Registered) (e)	3	1
Nestle SA (Registered)	359	28
Novartis AG (Registered)	257	19
Pargesa Holding SA	4	—	@
Partners Group Holding AG	2	1
PSP Swiss Property AG (Registered)	21	2
Roche Holding AG (Genusschein)	81	21
Schindler Holding AG	5	1
Schindler Holding AG (Registered)	2	—	@
SGS SA (Registered)	1	2
Sonova Holding AG (Registered)	6	1
Swatch Group AG (The)	4	1
Swatch Group AG (The) (Registered)	6	—	@
Swiss Life Holding AG (Registered) (e)	4	1
Swiss Prime Site AG (Registered) (e)	42	4
Swiss Re AG	38	3
Swisscom AG (Registered)	3	1
Syngenta AG (Registered)	11	5
UBS Group AG (Registered)	423	7
Zurich Insurance Group AG	17	5
		181
United Kingdom (2.7%)
Assura PLC REIT	877	1
AstraZeneca PLC	166	10
Aviva PLC	707	5
BAE Systems PLC	932	7
Barclays PLC	2,356	7
BHP Billiton PLC	312	5
	Shares	Value (000)
Big Yellow Group PLC REIT	76	$1
BP PLC	2,445	14
British American Tobacco PLC	248	16
British Land Co., PLC REIT	548	4
BT Group PLC	1,276	5
Capital & Counties Properties PLC	396	1
Capital & Regional PLC	283	—	@
Compass Group PLC	488	9
Daejan Holdings PLC	3	—	@
Derwent London PLC REIT	53	2
Diageo PLC	351	10
Empiric Student Property PLC REIT	269	—	@
GlaxoSmithKline PLC	633	13
Glencore PLC (e)	1,632	6
Grainger PLC	219	1
Great Portland Estates PLC REIT	184	1
Hammerson PLC REIT	426	3
Hansteen Holdings PLC	396	1
Helical PLC	53	—	@
HSBC Holdings PLC	2,327	19
HSBC Holdings PLC (g)	1,249	10
Imperial Brands PLC	166	8
International Consolidated Airlines Group SA	4,421	29
Intu Properties PLC REIT	467	2
Kennedy Wilson Europe Real Estate PLC	53	1
Land Securities Group PLC REIT	420	6
Lloyds Banking Group PLC	7,870	7
Londonmetric Property PLC REIT	311	1
National Grid PLC	4,305	55
NewRiver REIT PLC	124	1
Next PLC	47	3
Pennon Group PLC	365	4
Primary Health Properties PLC REIT	301	—	@
Prudential PLC	462	10
Reckitt Benckiser Group PLC	103	9
Redefine International PLC	634	—	@
Rio Tinto PLC	186	7
Rolls-Royce Holdings PLC (e)	304	3
Royal Dutch Shell PLC, Class A	957	25
Safestore Holdings PLC REIT	110	1
Schroder Real Estate Investment Trust Ltd. REIT	276	—	@
Segro PLC REIT	442	3
Severn Trent PLC	212	6
Shaftesbury PLC REIT	127	1
Shire PLC	83	5
Target Healthcare REIT Ltd.	128	—	@
Taylor Wimpey PLC	1,417	3
Tesco PLC (e)	1,173	3
Tritax Big Box REIT PLC	584	1
Unilever PLC	218	11
Unite Group PLC	118	1
United Utilities Group PLC	608	8
Vodafone Group PLC	3,442	9

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Wolseley PLC	107	$7
Workspace Group PLC REIT	63	1
WPP PLC	379	8
		390
United States (14.6%)
3M Co.	21	4
Abbott Laboratories	346	15
AbbVie, Inc.	336	22
Accenture PLC, Class A	23	3
Actelion Ltd. (e)	11	3
Activision Blizzard, Inc.	26	1
Adobe Systems, Inc. (e)	20	3
Advanced Micro Devices, Inc. (e)	37	1
AES Corp.	27	—	@
Aetna, Inc.	28	4
Aflac, Inc.	22	2
Agilent Technologies, Inc.	35	2
Air Products & Chemicals, Inc.	10	1
Akamai Technologies, Inc. (e)	10	1
Alexion Pharmaceuticals, Inc. (e)	19	2
Allergan PLC	29	7
Alliance Data Systems Corp.	3	1
Alliant Energy Corp.	10	—	@
Allstate Corp. (The)	18	1
Alphabet, Inc., Class A (e)	11	9
Alphabet, Inc., Class C (e)	10	8
Altria Group, Inc.	360	26
Amazon.com, Inc. (e)	14	12
Ameren Corp.	11	1
American Campus Communities, Inc. REIT	100	5
American Electric Power Co., Inc.	46	3
American Express Co.	30	2
American Homes 4 Rent, Class A REIT	100	2
American International Group, Inc.	40	3
American Tower Corp. REIT	418	51
American Water Works Co., Inc.	207	16
Ameriprise Financial, Inc.	8	1
AmerisourceBergen Corp.	7	1
Amgen, Inc.	56	9
Amphenol Corp., Class A	22	2
Anadarko Petroleum Corp.	22	1
Analog Devices, Inc.	18	1
Anthem, Inc.	21	3
Aon PLC	13	2
Apache Corp.	18	1
Apartment Investment & Management Co., Class A REIT	100	4
Apple Hospitality REIT, Inc.	100	2
Apple, Inc.	187	27
Applied Materials, Inc.	44	2
Aqua America, Inc.	200	6
Archer-Daniels-Midland Co.	48	2
	Shares	Value (000)
Arconic, Inc.	22	$1
AT&T, Inc.	1,429	59
Atmos Energy Corp.	100	8
Autodesk, Inc. (e)	11	1
Automatic Data Processing, Inc.	19	2
AutoZone, Inc. (e)	2	1
AvalonBay Communities, Inc. REIT	108	20
Baker Hughes, Inc.	17	1
Ball Corp.	14	1
Bank of America Corp.	353	8
Bank of New York Mellon Corp. (The)	44	2
Baxter International, Inc.	45	2
BB&T Corp.	42	2
Becton Dickinson and Co.	18	3
Berkshire Hathaway, Inc., Class B (e)	42	7
Best Buy Co., Inc.	17	1
Biogen, Inc. (e)	17	5
BioMarin Pharmaceutical, Inc. (e)	9	1
BlackRock, Inc.	5	2
Boeing Co. (The)	21	4
Boston Properties, Inc. REIT	111	15
Boston Scientific Corp. (e)	332	8
Brandywine Realty Trust REIT	100	2
Bristol-Myers Squibb Co.	341	19
Brixmor Property Group, Inc. REIT	200	4
Broadcom Ltd.	14	3
Brown-Forman Corp., Class B	7	—	@
Cabot Oil & Gas Corp.	26	1
Campbell Soup Co.	9	1
Capital One Financial Corp.	22	2
Cardinal Health, Inc.	29	2
Care Capital Properties, Inc. REIT	25	1
CarMax, Inc. (e)	13	1
Carnival Corp.	16	1
Caterpillar, Inc.	24	2
CBS Corp., Class B	19	1
Celgene Corp. (e)	59	7
Centene Corp. (e)	16	1
CenterPoint Energy, Inc.	418	12
CenturyLink, Inc.	56	1
Cerner Corp. (e)	29	2
Charles Schwab Corp. (The)	47	2
Charter Communications, Inc., Class A (e)	8	3
Cheniere Energy, Inc. (e)	200	9
Chevron Corp.	64	7
Chipotle Mexican Grill, Inc. (e)	2	1
Chubb Ltd.	17	2
Church & Dwight Co., Inc.	11	1
Cigna Corp.	21	3
Cisco Systems, Inc.	174	6
Citigroup, Inc.	101	6
Citizens Financial Group, Inc.	30	1
Citrix Systems, Inc. (e)	14	1

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United States (cont'd)
Clorox Co. (The)	14	$2
CME Group, Inc.	13	2
CMS Energy Corp.	12	1
Coca-Cola Co.	838	36
Cognizant Technology Solutions Corp., Class A (e)	26	2
Colgate-Palmolive Co.	68	5
Columbia Property Trust, Inc. REIT	100	2
Comcast Corp., Class A	165	6
Conagra Brands, Inc.	45	2
Concho Resources, Inc. (e)	8	1
ConocoPhillips	46	2
Consolidated Edison, Inc.	332	26
Constellation Brands, Inc., Class A	16	3
Cooper Cos., Inc. (The)	2	—	@
Corning, Inc.	49	1
Corporate Office Properties Trust REIT	100	3
Costco Wholesale Corp.	34	6
Coty, Inc., Class A	21	—	@
Cousins Properties, Inc. REIT	200	2
CR Bard, Inc.	8	2
Crown Castle International Corp. REIT	318	30
CSX Corp.	38	2
CubeSmart REIT	100	3
Cummins, Inc.	8	1
CVS Health Corp.	296	23
D.R. Horton, Inc.	27	1
Danaher Corp.	50	4
DaVita, Inc. (e)	6	—	@
DDR Corp. REIT	200	3
Deere & Co.	12	1
Delphi Automotive PLC	14	1
Delta Air Lines, Inc.	19	1
DENTSPLY SIRONA, Inc.	9	1
Devon Energy Corp.	22	1
DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	110	12
Discover Financial Services	20	1
DISH Network Corp. (e)	13	1
Dollar General Corp.	14	1
Dollar Tree, Inc. (e)	13	1
Dominion Resources, Inc.	53	4
Douglas Emmett, Inc. REIT	100	4
Dow Chemical Co. (The)	40	3
Dr. Pepper Snapple Group, Inc.	7	1
DTE Energy Co.	7	1
Duke Energy Corp.	57	5
Duke Realty Corp. REIT	200	5
Eaton Corp., PLC	21	2
eBay, Inc. (e)	46	2
Ecolab, Inc.	14	2
Edison International	333	27
Edwards Lifesciences Corp. (e)	19	2
	Shares	Value (000)
EI du Pont de Nemours & Co.	31	$2
Electronic Arts, Inc. (e)	13	1
Eli Lilly & Co.	76	6
Emerson Electric Co.	28	2
Empire State Realty Trust, Inc., Class A REIT	100	2
Enbridge Energy Management LLC (e)	104	2
Endo International PLC (e)	7	—	@
EnLink Midstream LLC	100	2
Entergy Corp.	7	1
Envision Healthcare Corp. (e)	5	—	@
EOG Resources, Inc.	22	2
Equifax, Inc.	8	1
Equinix, Inc. REIT	4	2
Equity Commonwealth REIT (e)	100	3
Equity Residential REIT	221	14
Estee Lauder Cos., Inc. (The), Class A	22	2
Eversource Energy	314	18
Exelon Corp.	79	3
Expedia, Inc.	6	1
Express Scripts Holding Co. (e)	51	3
Extra Space Storage, Inc. REIT	100	7
Exxon Mobil Corp.	143	12
Facebook, Inc., Class A (e)	83	12
Fastenal Co.	17	1
FedEx Corp.	11	2
FelCor Lodging Trust, Inc. REIT	100	1
Fidelity National Information Services, Inc.	17	1
Fifth Third Bancorp	47	1
First Industrial Realty Trust, Inc. REIT	100	3
FirstEnergy Corp.	18	1
Fiserv, Inc. (e)	13	2
FleetCor Technologies, Inc. (e)	6	1
Ford Motor Co.	158	2
Forest City Realty Trust, Inc. REIT	100	2
Fortive Corp.	18	1
Franklin Street Properties Corp. REIT	100	1
Freeport-McMoRan, Inc. (e)	51	1
Frontier Communications Corp.	263	1
Gaming and Leisure Properties, Inc. REIT	100	3
General Dynamics Corp.	10	2
General Electric Co.	305	9
General Mills, Inc.	56	3
General Motors Co.	59	2
GGP, Inc. REIT	300	7
Gilead Sciences, Inc.	314	21
Global Payments, Inc.	10	1
Goldman Sachs Group, Inc. (The)	13	3
Gramercy Property Trust REIT	66	2
Halliburton Co.	34	2
Harris Corp.	9	1
Hartford Financial Services Group, Inc. (The)	26	1
HCA Holdings, Inc. (e)	26	2
HCP, Inc. REIT	228	7

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United States (cont'd)
Healthcare Realty Trust, Inc. REIT	100	$3
Healthcare Trust of America, Inc., Class A REIT	100	3
Henry Schein, Inc. (e)	3	1
Hershey Co. (The)	5	1
Hess Corp.	16	1
Hewlett Packard Enterprise Co.	66	2
Highwoods Properties, Inc. REIT	100	5
Hologic, Inc. (e)	12	1
Home Depot, Inc.	41	6
Honeywell International, Inc.	26	3
Hormel Foods Corp.	11	—	@
Hospitality Properties Trust REIT	100	3
Host Hotels & Resorts, Inc. REIT	400	7
HP, Inc.	71	1
Hudson Pacific Properties, Inc. REIT	100	3
Humana, Inc.	12	2
Huntington Bancshares, Inc.	78	1
IDEXX Laboratories, Inc. (e)	8	1
Illinois Tool Works, Inc.	15	2
Illumina, Inc. (e)	12	2
Incyte Corp. (e)	7	1
Ingersoll-Rand PLC	17	1
Intel Corp.	164	6
Intercontinental Exchange, Inc.	26	2
International Business Machines Corp.	31	5
International Paper Co.	21	1
Intuit, Inc.	13	2
Intuitive Surgical, Inc. (e)	3	2
Investors Real Estate Trust REIT	100	1
JM Smucker Co. (The)	13	2
Johnson & Johnson	629	78
Johnson Controls International PLC	40	2
JPMorgan Chase & Co.	123	11
Kellogg Co.	11	1
KeyCorp	63	1
Kilroy Realty Corp. REIT	100	7
Kimberly-Clark Corp.	29	4
Kimco Realty Corp. REIT	200	4
Kinder Morgan, Inc.	1,772	39
Koninklijke Ahold Delhaize N.V.	234	5
Kraft Heinz Co. (The)	47	4
Kroger Co. (The)	79	2
L Brands, Inc.	15	1
Laboratory Corp. of America Holdings (e)	4	1
Lam Research Corp.	10	1
Las Vegas Sands Corp.	18	1
LaSalle Hotel Properties REIT	100	3
Lennar Corp., Class A	21	1
Level 3 Communications, Inc. (e)	29	2
Lexington Realty Trust REIT	100	1
Liberty Global PLC, Class A (e)	34	1
Liberty Property Trust REIT	100	4
	Shares	Value (000)
Lincoln National Corp.	14	$1
Lockheed Martin Corp.	10	3
Lowe's Cos., Inc.	33	3
LyondellBasell Industries N.V., Class A	16	1
Macerich Co. (The) REIT	100	6
Macy's, Inc.	18	1
Mallinckrodt PLC (e)	4	—	@
Marathon Oil Corp.	45	1
Marathon Petroleum Corp.	22	1
Marriott International, Inc., Class A	15	1
Marsh & McLennan Cos., Inc.	25	2
Martin Marietta Materials, Inc.	4	1
Mastercard, Inc., Class A	34	4
McCormick & Co., Inc.	4	—	@
McDonald's Corp.	29	4
McKesson Corp.	18	3
Mead Johnson Nutrition Co.	19	2
Medical Properties Trust, Inc. REIT	200	3
Medtronic PLC	319	26
Merck & Co., Inc.	635	40
MetLife, Inc.	36	2
Mettler-Toledo International, Inc. (e)	1	—	@
MGM Resorts International	31	1
Microchip Technology, Inc.	16	1
Micron Technology, Inc. (e)	43	1
Microsoft Corp.	258	17
Mid-America Apartment Communities, Inc. REIT	100	10
Mohawk Industries, Inc. (e)	5	1
Molson Coors Brewing Co., Class B	19	2
Mondelez International, Inc., Class A	334	14
Monogram Residential Trust, Inc. REIT	100	1
Monsanto Co.	17	2
Monster Beverage Corp. (e)	36	2
Moody's Corp.	10	1
Motorola Solutions, Inc.	12	1
Mylan N.V. (e)	40	2
National Oilwell Varco, Inc.	19	1
National Retail Properties, Inc. REIT	100	4
Netflix, Inc. (e)	16	2
New Jersey Resources Corp.	100	4
New York REIT, Inc.	100	1
Newell Brands, Inc.	22	1
Newmont Mining Corp.	23	1
NextEra Energy, Inc.	37	5
Nielsen Holdings PLC	26	1
NIKE, Inc., Class B	51	3
NiSource, Inc.	314	7
Noble Energy, Inc.	23	1
Norfolk Southern Corp.	12	1
Northern Trust Corp.	13	1
Northrop Grumman Corp.	7	2
NRG Energy, Inc.	13	—	@
Nucor Corp.	14	1

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United States (cont'd)
NVIDIA Corp.	20	$2
O'Reilly Automotive, Inc. (e)	5	1
Occidental Petroleum Corp.	30	2
Omega Healthcare Investors, Inc. REIT	100	3
Omnicom Group, Inc.	18	2
ONEOK, Inc.	211	12
Oracle Corp.	105	5
PACCAR, Inc.	20	1
Palo Alto Networks, Inc. (e)	5	1
Paramount Group, Inc. REIT	100	2
Parker Hannifin Corp.	8	1
Patterson Cos., Inc.	3	—	@
Paychex, Inc.	20	1
PayPal Holdings, Inc. (e)	42	2
PepsiCo, Inc.	320	36
PerkinElmer, Inc.	4	—	@
Perrigo Co., PLC	13	1
Pfizer, Inc.	1,203	41
PG&E Corp.	447	30
Philip Morris International, Inc.	330	37
Phillips 66	20	2
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
Pinnacle West Capital Corp.	4	—	@
Pioneer Natural Resources Co.	7	1
PNC Financial Services Group, Inc. (The)	19	2
PPG Industries, Inc.	15	2
PPL Corp.	65	2
Praxair, Inc.	14	2
Principal Financial Group, Inc.	20	1
Procter & Gamble Co. (The)	624	56
Progressive Corp. (The)	31	1
ProLogis, Inc. REIT	328	17
Prudential Financial, Inc.	18	2
Public Service Enterprise Group, Inc.	55	2
Public Storage REIT	107	23
QUALCOMM, Inc.	53	3
Quality Care Properties, Inc. REIT (e)	40	1
Quest Diagnostics, Inc.	5	—	@
Raytheon Co.	12	2
Realty Income Corp. REIT	119	7
Red Hat, Inc. (e)	12	1
Regency Centers Corp. REIT	100	7
Regeneron Pharmaceuticals, Inc. (e)	6	2
Regions Financial Corp.	78	1
Retail Opportunity Investments Corp. REIT	100	2
Retail Properties of America, Inc., Class A REIT	100	1
Reynolds American, Inc.	64	4
RLJ Lodging Trust REIT	100	2
Rockwell Automation, Inc.	9	1
Roper Technologies, Inc.	7	1
Ross Stores, Inc.	21	1
	Shares	Value (000)
Royal Caribbean Cruises Ltd.	8	$1
S&P Global, Inc.	12	2
Salesforce.com, Inc. (e)	26	2
SBA Communications Corp. REIT (e)	108	13
SCANA Corp.	6	—	@
Schlumberger Ltd.	47	4
Sempra Energy	224	25
Senior Housing Properties Trust REIT	100	2
ServiceNow, Inc. (e)	8	1
Sherwin-Williams Co. (The)	4	1
Simon Property Group, Inc. REIT	214	37
Skyworks Solutions, Inc.	9	1
SL Green Realty Corp. REIT	100	11
Southern Co. (The)	298	15
Spirit Realty Capital, Inc. REIT	200	2
Stanley Black & Decker, Inc.	11	1
Starbucks Corp.	54	3
State Street Corp.	18	1
STORE Capital Corp. REIT	100	2
Stryker Corp.	26	3
Sunstone Hotel Investors, Inc. REIT	100	2
SunTrust Banks, Inc.	27	2
Symantec Corp.	29	1
Synchrony Financial	37	1
Sysco Corp.	46	2
T. Rowe Price Group, Inc.	17	1
Tanger Factory Outlet Centers, Inc. REIT	100	3
Targa Resources Corp.	208	12
Target Corp.	24	1
TE Connectivity Ltd.	18	1
Tesla, Inc. (e)	5	1
Texas Instruments, Inc.	36	3
Thermo Fisher Scientific, Inc.	31	5
Time Warner, Inc.	28	3
TJX Cos., Inc. (The)	29	2
TransDigm Group, Inc.	3	1
Travelers Cos., Inc. (The)	13	2
Twenty-First Century Fox, Inc., Class A	61	2
Tyson Foods, Inc., Class A	26	2
UDR, Inc. REIT	100	4
Ulta Salon Cosmetics & Fragrance, Inc. (e)	3	1
Union Pacific Corp.	30	3
United Parcel Service, Inc., Class B	26	3
United Rentals, Inc. (e)	5	1
United Technologies Corp.	28	3
UnitedHealth Group, Inc.	71	12
Universal Health Services, Inc., Class B	3	—	@
US Bancorp	61	3
Valero Energy Corp.	19	1
Varian Medical Systems, Inc. (e)	4	—	@
Ventas, Inc. REIT	220	14
VEREIT, Inc. REIT	500	4
Verizon Communications, Inc.	845	41

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

	Shares	Value (000)
United States (cont'd)
Vertex Pharmaceuticals, Inc. (e)	22	$2
VF Corp.	22	1
Viacom, Inc., Class B	17	1
Visa, Inc., Class A	64	6
Vornado Realty Trust REIT	100	10
Vulcan Materials Co.	7	1
Wal-Mart Stores, Inc.	327	24
Walgreens Boots Alliance, Inc.	68	6
Walt Disney Co. (The)	53	6
Washington Prime Group, Inc. REIT	100	1
Waste Connections, Inc.	11	1
Waste Management, Inc.	22	2
Waters Corp. (e)	10	2
WEC Energy Group, Inc.	39	2
Weingarten Realty Investors REIT	100	3
Wells Fargo & Co.	165	9
Welltower, Inc. REIT	218	15
Western Digital Corp.	12	1
Weyerhaeuser Co. REIT	36	1
Whirlpool Corp.	5	1
Whole Foods Market, Inc.	13	—	@
Williams Cos., Inc. (The)	633	19
Willis Towers Watson PLC	9	1
Xcel Energy, Inc.	21	1
Xenia Hotels & Resorts, Inc. REIT	100	2
Yahoo!, Inc. (e)	39	2
Yum! Brands, Inc.	21	1
Zimmer Biomet Holdings, Inc.	19	2
Zoetis, Inc.	44	2
		2,134
Total Common Stocks (Cost $4,738)		5,112
Investment Companies (8.7%)
United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,299	3
Picton Property Income Ltd. REIT (United Kingdom)	289	—	@
		3
United States (8.7%)
Morgan Stanley Institutional Fund Trust — High Yield Portfolio (See Note G)	54,303	546
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio (See Note G)	76,964	733
		1,279
Total Investment Companies (Cost $1,264)		1,282
Short-Term Investments (8.3%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $830)	829,906	830
	Face Amount (000)	Value (000)
U.S. Treasury Security (2.6%)
U.S. Treasury Bill,
0.64%, 7/27/17 (j)(k) (Cost $381)	$382	$381
Total Short-Term Investments (Cost $1,211)		1,211
Total Investments (100.6%) (Cost $14,406) (l)(m)		14,738
Liabilities in Excess of Other Assets (–0.6%)		(85)
Net Assets (100.0%)		$14,653

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(e)  Non-income producing security.

(f)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(g)  Security trades on the Hong Kong exchange.

(h)  Security has been deemed illiquid at March 31, 2017.

(i)  At March 31, 2017, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(j)  Rate shown is the yield to maturity at March 31, 2017.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)  Securities are available for collateral in connection with purchase on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $597,000 and the aggregate gross unrealized depreciation is approximately $265,000 resulting in net unrealized appreciation of approximately $332,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

REIT  Real Estate Investment Trust.

TBA  To Be Announced.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	86			$66		4/5/17	$1
Australia and New Zealand Banking Group	CAD	259			$197		4/5/17	2
Australia and New Zealand Banking Group	NZD	105		EUR	72		4/5/17	3
Australia and New Zealand Banking Group		$52		EUR	49		4/5/17	—	@
Australia and New Zealand Banking Group		$86		NZD	119		4/5/17	(2)
Barclays Bank PLC	AUD	50			$38		4/5/17	—	@
Barclays Bank PLC	JPY	6,457			$58		4/5/17	—	@
Barclays Bank PLC		$2		JPY	240		4/5/17	—	@
Barclays Bank PLC		$2		ZAR	32		4/5/17	(—	@)
Citibank NA	AUD	10			$8		4/5/17	(—	@)
Citibank NA		$2		EUR	1		4/5/17	(—	@)
HSBC Bank PLC	GBP	28		EUR	33		4/5/17	—	@
HSBC Bank PLC	GBP	32			$39		4/5/17	(—	@)
HSBC Bank PLC	JPY	883			$8		4/5/17	(—	@)
HSBC Bank PLC	PLN	297			$73		4/5/17	(2)
HSBC Bank PLC		$—	@	CAD	—	@	4/5/17	(—	@)
HSBC Bank PLC		$27		EUR	25		4/5/17	—	@
HSBC Bank PLC		$50		HUF	14,160		4/5/17	(1)
HSBC Bank PLC		$15		MXN	289		4/5/17	1
HSBC Bank PLC		$8		NOK	69		4/5/17	(—	@)
HSBC Bank PLC		$86		PLN	348		4/5/17	2
HSBC Bank PLC		$11		SGD	15		4/5/17	—	@
HSBC Bank PLC		$18		THB	625		4/5/17	—	@
JPMorgan Chase Bank NA	CAD	42		MXN	635		4/5/17	2
JPMorgan Chase Bank NA	EUR	19			$19		4/5/17	(—	@)
JPMorgan Chase Bank NA	GBP	4		EUR	5		4/5/17	—	@
JPMorgan Chase Bank NA	MXN	670		JPY	3,798		4/5/17	(2)
JPMorgan Chase Bank NA		$3		GBP	2		4/5/17	—	@
JPMorgan Chase Bank NA		$1		HUF	420		4/5/17	(—	@)
JPMorgan Chase Bank NA		$42		JPY	4,650		4/5/17	(—	@)
UBS AG	AUD	68			$51		4/5/17	(1)
UBS AG	EUR	35		SEK	330		4/5/17	(—	@)
UBS AG	EUR	1			$1		4/5/17	(—	@)
UBS AG	HUF	14,580			$50		4/5/17	(—	@)
UBS AG	JPY	185			$2		4/5/17	(—	@)
UBS AG	SEK	—	@		$—	@	4/5/17	—	@
UBS AG		$2		CAD	2		4/5/17	(—	@)
UBS AG		$52		CHF	52		4/5/17	—	@
UBS AG		$20		DKK	140		4/5/17	—	@
UBS AG		$98		SEK	876		4/5/17	—	@
Bank of America NA	EUR	14			$15		4/20/17	—	@
Bank of America NA	PLN	108			$27		4/20/17	—	@
Bank of America NA		$11		ILS	40		4/20/17	—	@
Bank of Montreal		$14		JPY	1,533		4/20/17	—	@
Barclays Bank PLC	AUD	46			$36		4/20/17	—	@
Barclays Bank PLC	AUD	14			$11		4/20/17	—	@
Barclays Bank PLC	CHF	39			$39		4/20/17	—	@
Barclays Bank PLC	EUR	300			$325		4/20/17	5
Barclays Bank PLC		$19		GBP	15		4/20/17	—	@
Barclays Bank PLC		$170		JPY	19,035		4/20/17	1
BNP Paribas SA	EUR	35			$38		4/20/17	1
BNP Paribas SA		$15		CAD	21		4/20/17	—	@
BNP Paribas SA		$70		EUR	65		4/20/17	(1)
BNP Paribas SA		$40		JPY	4,520		4/20/17	—	@
Citibank NA	AUD	15			$11		4/20/17	—	@
Citibank NA	EUR	239			$259		4/20/17	4
Citibank NA	THB	509			$15		4/20/17	(—	@)
Citibank NA		$20		CAD	27		4/20/17	—	@
The accompanying notes are an integral part of the consolidated financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$69	JPY	7,699	4/20/17	$—	@
Citibank NA		$176	TRY	642	4/20/17	(—	@)
Commonwealth Bank of Australia	AUD	31		$24	4/20/17	—	@
Commonwealth Bank of Australia	EUR	121		$131	4/20/17	2
Commonwealth Bank of Australia		$233	GBP	187	4/20/17	1
Commonwealth Bank of Australia		$19	JPY	2,073	4/20/17	—	@
Credit Suisse International		$11	GBP	9	4/20/17	—	@
Credit Suisse International		$6	ILS	23	4/20/17	—	@
Goldman Sachs International	AUD	21		$16	4/20/17	—	@
Goldman Sachs International	EUR	69		$74	4/20/17	1
Goldman Sachs International	EUR	25		$27	4/20/17	—	@
Goldman Sachs International	HUF	3,679		$13	4/20/17	—	@
Goldman Sachs International		$4	GBP	3	4/20/17	—	@
Goldman Sachs International		$93	JPY	10,348	4/20/17	—	@
Goldman Sachs International		$21	JPY	2,342	4/20/17	(—	@)
Goldman Sachs International	ZAR	249		$20	4/20/17	1
Goldman Sachs International	ZAR	715		$53	4/20/17	(—	@)
JPMorgan Chase Bank NA	AUD	22		$17	4/20/17	—	@
JPMorgan Chase Bank NA	JPY	54,486		$490	4/20/17	1
JPMorgan Chase Bank NA	JPY	2,489		$22	4/20/17	(—	@)
JPMorgan Chase Bank NA	MXN	572		$30	4/20/17	(—	@)
JPMorgan Chase Bank NA	SEK	553		$63	4/20/17	1
JPMorgan Chase Bank NA		$35	JPY	3,944	4/20/17	—	@
JPMorgan Chase Bank NA		$65	MXN	1,252	4/20/17	2
JPMorgan Chase Bank NA		$15	SGD	21	4/20/17	(—	@)
JPMorgan Chase Bank NA	ZAR	127		$10	4/20/17	1
State Street Bank and Trust Co.	EUR	10		$11	4/20/17	—	@
UBS AG	AUD	152		$117	4/20/17	1
UBS AG	CHF	13		$13	4/20/17	—	@
UBS AG	DKK	117		$17	4/20/17	—	@
UBS AG	EUR	84		$91	4/20/17	1
UBS AG	EUR	18		$19	4/20/17	—	@
UBS AG	GBP	13		$17	4/20/17	—	@
UBS AG	HKD	28		$4	4/20/17	—	@
UBS AG		$19	CAD	25	4/20/17	—	@
UBS AG		$25	GBP	20	4/20/17	—	@
UBS AG		$11	JPY	1,201	4/20/17	—	@
UBS AG		$9	NOK	77	4/20/17	(—	@)
UBS AG	ZAR	43		$3	4/20/17	—	@
Australia and New Zealand Banking Group	BRL	245		$79	5/5/17	1
Australia and New Zealand Banking Group		$18	MYR	79	5/5/17	—	@
Australia and New Zealand Banking Group		$16	RUB	965	5/5/17	1
JPMorgan Chase Bank NA	RUB	2,555		$44	5/5/17	(1)
Australia and New Zealand Banking Group		$82	KRW	93,150	5/8/17	2
HSBC Bank PLC	MXN	997		$52	5/8/17	(1)
HSBC Bank PLC		$35	ZAR	448	5/8/17	(2)
HSBC Bank PLC		$26	ZAR	325	5/8/17	(2)
HSBC Bank PLC	ZAR	598		$47	5/8/17	3
JPMorgan Chase Bank NA	MXN	994		$51	5/8/17	(1)
JPMorgan Chase Bank NA		$13	MXN	256	5/8/17	—	@
JPMorgan Chase Bank NA	ZAR	205		$15	5/8/17	—	@
UBS AG		$35	GBP	28	5/8/17	—	@
Citibank NA	CNH	2,923		$436	5/11/17	12
Citibank NA	CNH	952		$140	5/11/17	2
Citibank NA	CNH	955		$141	5/11/17	2
Citibank NA	CNH	168		$25	5/11/17	—	@
Citibank NA	CNH	391		$58	5/11/17	1
Citibank NA		$216	CNH	1,471	5/11/17	(3)
Citibank NA		$287	CNH	1,942	5/11/17	(5)

The accompanying notes are an integral part of the consolidated financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	CNH	952		$141	5/11/17	$3
JPMorgan Chase Bank NA	CNH	1,472		$217	5/11/17	4
JPMorgan Chase Bank NA	CNH	1,472		$216	5/11/17	3
JPMorgan Chase Bank NA	CNH	116		$17	5/11/17	—	@
JPMorgan Chase Bank NA	CNH	362		$53	5/11/17	1
JPMorgan Chase Bank NA		$154	CNH	1,046	5/11/17	(3)
JPMorgan Chase Bank NA		$367	CNH	2,586	5/11/17	8
JPMorgan Chase Bank NA		$20	CNH	140	5/11/17	—	@
JPMorgan Chase Bank NA		$374	CNH	2,577	5/11/17	(—	@)
JPMorgan Chase Bank NA		$7	CNY	52	5/18/17	—	@
State Street Bank and Trust Co.	BRL	132		$42	5/18/17	—	@
State Street Bank and Trust Co.	IDR	337,778		$25	5/18/17	(—	@)
State Street Bank and Trust Co.	IDR	132,841		$10	5/18/17	—	@
State Street Bank and Trust Co.	MYR	60		$13	5/18/17	(—	@)
State Street Bank and Trust Co.	RUB	3,735		$63	5/18/17	(3)
State Street Bank and Trust Co.	RUB	1,887		$32	5/18/17	(1)
State Street Bank and Trust Co.		$8	KRW	9,545	5/18/17	—	@
State Street Bank and Trust Co.		$48	RUB	2,740	5/18/17	—	@
Citibank NA	EUR	118		$128	2/1/18	1
Citibank NA	EUR	135		$147	2/1/18	1
Citibank NA		$130	CZK	3,185	2/1/18	(1)
Citibank NA		$148	CZK	3,641	2/1/18	(—	@)
						$47

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
German Euro BOBL (Germany)	1	$140	Jun-17	$— @
MSCI Emerging Market E Mini (United States)	11	529	Jun-17	12
NIKKEI 225 Index (United States)	5	426	Jun-17	(7)
OMXS 30 Index (Sweden)	2	35	Apr-17	— @
S&P 500 E Mini Index (United States)	6	708	Jun-17	(3)
TOPIX Index (Japan)	2	272	Jun-17	(5)
U.S. Treasury 10 yr. Note (United States)	5	623	Jun-17	3
U.S. Treasury 10 yr. Ultra Long Bond (United States)	9	1,205	Jun-17	3
U.S. Treasury 2 yr. Note (United States)	4	866	Jun-17	2
U.S. Treasury 5 yr. Note (United States)	1	118	Jun-17	— @
Short:
Brent Crude Futures (United Kingdom)	2	(107)	Apr-17	(3)
Copper Future (United States)	3	(199)	May-17	2
Euro Stoxx 50 Index (Germany)	8	(292)	Jun-17	(9)
German Euro BTP (Germany)	1	(140)	Jun-17	(— @)
German Euro Bund (Germany)	6	(1,033)	Jun-17	(2)
U.S. Treasury 10 yr. Note (United States)	3	(374)	Jun-17	(1)
				$(8)

The accompanying notes are an integral part of the consolidated financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†
JPMorgan Chase Bank NA Russian Federation	Sell	$100	1.00%	6/20/21	$(9)	$8	$(1)	BB+
Morgan Stanley & Co., LLC* CDX.NA.HY.27	Sell	157	5.00	12/20/21	6	7	13	NR
		$257			$(3)	$15	$12

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.47%	10/18/26	KRW	36,000	$(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.86	12/8/21		$73	—	@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.07	12/21/21		70	(—	@)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	12/8/26		116	—	@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26		77	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	12/8/46		16	—	@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46		32	(1)
							$(3)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2017:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	$60	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	$—	$6
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	23	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	3
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	90	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	— @
JPMorgan Chase Bank NA	Short Global Elevators Index††	41	3 Month USD LIBOR minus 0.30%	Pay	12/14/17	—	(1)
JPMorgan Chase Bank NA	Short U.S. Cyclicals Index††	220	3 Month USD LIBOR minus 0.08%	Pay	2/20/18	—	(5)
JPMorgan Chase Bank NA	Short U.S. Cyclicals Index††	210	3 Month USD LIBOR minus 0.08%	Pay	2/20/18	—	(3)
JPMorgan Chase Bank NA	Short U.S. Cyclicals Index††	60	3 Month USD LIBOR minus 0.08%	Pay	2/20/18	—	(1)
JPMorgan Chase Bank NA	Short U.S. Capital Goods Index	170	3 Month USD LIBOR plus 0.19%	Pay	3/8/18	—	1
JPMorgan Chase Bank NA	Short China Banks Index††	100	3 Month USD LIBOR plus 0.10%	Pay	3/15/18	—	2
							$2

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Short Iron Ore Miners Index as of March 31, 2017.

Security Description	Index Weight
JPM Short Iron Ore Miners Index
African Rainbow Minerals Ltd.	1.10%
Assore Ltd.	0.28
BHP Billiton PLC	24.74
Ferrexpo PLC	0.88
Fortescue Metals Group Ltd.	10.52
Rio Tinto PLC	39.35
Vale SA	23.13
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short Global Elevators Index as of March 31, 2017.

Security Description	Index Weight
Short Global Elevators Index
Kone OYJ	54.06%
Schindler Holding AG	45.94
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Cyclicals Index as of March 31, 2017.

Security Description	Index Weight
Short U.S. Cyclicals Index
3M Co.	1.19%
Accenture PLC	0.76
Activision Blizzard, Inc.	0.31
Acuity Brands, Inc.	0.09
Adobe Systems, Inc.	0.67
Advance Auto Parts, Inc.	0.11
Air Products & Chemicals, Inc.	0.31
Akamai Technologies, Inc.	0.11
Alaska Air Group, Inc.	0.12
Albemarle Corp.	0.13
Allegion PLC	0.07
Alliance Data Systems Corp.	0.15
Alphabet, Inc.	5.19
Amazon.com, Inc.	3.62
American Airlines Group, Inc.	0.22
AMETEK, Inc.	0.13
Amphenol Corp.	0.23
Analog Devices, Inc.	0.26
Apple, Inc.	8.03
Applied Materials, Inc.	0.45
Arconic, Inc.	0.11
Autodesk, Inc.	0.18
Automatic Data Processing, Inc.	0.48
AutoNation, Inc.	0.03
AutoZone, Inc.	0.22
Avery Dennison Corp.	0.07
Ball Corp.	0.14
Bed Bath & Beyond, Inc.	0.06
Best Buy Co., Inc.	0.14
Boeing Co. (The)	1.05
BorgWarner, Inc.	0.09
Broadcom Ltd.	0.92
Security Description	Index Weight
CA, Inc.	0.10%
CarMax, Inc.	0.12
Carnival Corp.	0.26
Caterpillar, Inc.	0.54
CBS Corp.	0.28
CF Industries Holdings, Inc.	0.07
CH Robinson Worldwide, Inc.	0.11
Charter Communications, Inc.	0.76
Chipotle Mexican Grill, Inc.	0.13
Cintas Corp.	0.11
Cisco Systems, Inc.	1.76
Citrix Systems, Inc.	0.14
Coach, Inc.	0.12
Cognizant Technology Solutions Corp.	0.37
Comcast Corp.	1.87
Corning, Inc.	0.27
CSRA, Inc.	0.05
CSX Corp.	0.46
Cummins, Inc.	0.24
Darden Restaurants, Inc.	0.11
Deere & Co.	0.33
Delphi Automotive PLC	0.22
Delta Air Lines, Inc.	0.34
Discovery Communications, Inc.	0.11
Dollar General Corp.	0.19
Dollar Tree, Inc.	0.19
Dover Corp.	0.13
Dow Chemical Co. (The)	0.73
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.05
Eastman Chemical Co.	0.12
Eaton Corp. PLC	0.34
eBay, Inc.	0.36
Ecolab, Inc.	0.34
EI du Pont de Nemours & Co.	0.72
Electronic Arts, Inc.	0.27
Emerson Electric Co.	0.40
Equifax, Inc.	0.16
Expedia, Inc.	0.17
Expeditors International of Washington	0.10
F5 Networks, Inc.	0.10
Facebook, Inc.	3.52
Fastenal Co.	0.16
FedEx Corp.	0.49
Fidelity National Information Services	0.27
First Solar, Inc.	0.02
Fiserv, Inc.	0.26
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.07
Fluor Corp.	0.07
FMC Corp.	0.10
Foot Locker, Inc.	0.11
Ford Motor Co.	0.47
Fortive Corp.	0.19
Fortune Brands Home & Security, Inc.	0.10
Freeport-McMoRan, Inc.	0.18
Gap, Inc. (The)	0.06
Garmin Ltd.	0.06
General Dynamics Corp.	0.56
General Electric Co.	2.73

The accompanying notes are an integral part of the consolidated financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Index Weight
General Motors Co.	0.51%
Genuine Parts Co.	0.14
Global Payments, Inc.	0.13
Goodyear Tire & Rubber Co. (The)	0.09
H&R Block, Inc.	0.05
Hanesbrands, Inc.	0.08
Harley-Davidson, Inc.	0.11
Harris Corp.	0.14
Hasbro, Inc.	0.12
Hewlett Packard Enterprise Co.	0.41
Home Depot, Inc. (The)	1.86
Honeywell International, Inc.	0.98
HP, Inc.	0.31
Illinois Tool Works, Inc.	0.43
Ingersoll-Rand PLC	0.22
Intel Corp.	1.84
International Business Machines Corp.	1.57
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.22
Interpublic Group of Cos., Inc. (The)	0.10
Intuit, Inc.	0.29
Jacobs Engineering Group, Inc.	0.07
JB Hunt Transport Services, Inc.	0.08
Johnson Controls International PLC	0.41
Juniper Networks, Inc.	0.11
Kansas City Southern	0.10
KLA-Tencor Corp.	0.16
Kohl's Corp.	0.07
L Brands, Inc.	0.12
L3 Technologies, Inc.	0.13
Lam Research Corp.	0.22
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.10
LKQ Corp.	0.09
Lockheed Martin Corp.	0.70
Lowe's Cos., Inc.	0.74
LyondellBasell Industries N.V.	0.32
Macy's, Inc.	0.09
Marriott International, Inc.	0.32
Martin Marietta Materials, Inc.	0.14
Masco Corp.	0.12
Mastercard, Inc.	1.12
Mattel, Inc.	0.09
McDonald's Corp.	1.13
Michael Kors Holdings Ltd.	0.07
Microchip Technology, Inc.	0.18
Micron Technology, Inc.	0.32
Microsoft Corp.	5.30
Mohawk Industries, Inc.	0.15
Monsanto Co.	0.52
Mosaic Co. (The)	0.10
Motorola Solutions, Inc.	0.15
NetApp, Inc.	0.12
Netflix, Inc.	0.68
Newell Brands, Inc.	0.24
Newmont Mining Corp.	0.19
News Corp.	0.06
Nielsen Holdings PLC	0.14
NIKE, Inc.	0.76
Nordstrom, Inc.	0.06
Security Description	Index Weight
Norfolk Southern Corp.	0.34%
Northrop Grumman Corp.	0.43
Nucor Corp.	0.18
NVIDIA Corp.	0.68
Omnicom Group, Inc.	0.21
Oracle Corp.	1.38
O'Reilly Automotive, Inc.	0.27
PACCAR, Inc.	0.24
Parker-Hannifin Corp.	0.22
Paychex, Inc.	0.20
PayPal Holdings, Inc.	0.51
Pentair PLC	0.11
Pitney Bowes, Inc.	0.03
PPG Industries, Inc.	0.29
Praxair, Inc.	0.36
Priceline Group, Inc. (The)	0.91
PulteGroup, Inc.	0.07
PVH Corp.	0.09
Qorvo, Inc.	0.09
QUALCOMM, Inc.	0.86
Quanta Services, Inc.	0.06
Ralph Lauren Corp.	0.05
Raytheon Co.	0.46
Red Hat, Inc.	0.16
Republic Services, Inc.	0.15
Robert Half International, Inc.	0.06
Rockwell Automation, Inc.	0.21
Rockwell Collins, Inc.	0.13
Roper Technologies, Inc.	0.21
Ross Stores, Inc.	0.27
Royal Caribbean Cruises Ltd.	0.17
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.55
Scripps Networks Interactive, Inc.	0.08
Seagate Technology PLC	0.14
Sealed Air Corp.	0.10
Sherwin-Williams Co. (The)	0.26
Signet Jewelers Ltd.	0.05
Skyworks Solutions, Inc.	0.19
Snap-on, Inc.	0.10
Southwest Airlines Co.	0.33
Stanley Black & Decker, Inc.	0.20
Staples, Inc.	0.06
Starbucks Corp.	0.88
Stericycle, Inc.	0.07
Symantec Corp.	0.20
Target Corp.	0.33
TE Connectivity Ltd.	0.28
TEGNA, Inc.	0.06
Teradata Corp.	0.04
Texas Instruments, Inc.	0.86
Textron, Inc.	0.13
Tiffany & Co.	0.10
Time Warner, Inc.	0.80
TJX Cos., Inc. (The)	0.54
Total System Services, Inc.	0.09
Tractor Supply Co	0.10
TransDigm Group, Inc.	0.11
TripAdvisor, Inc.	0.05
Twenty-First Century Fox, Inc.	0.53

The accompanying notes are an integral part of the consolidated financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Multi-Asset Income Portfolio

Security Description	Index Weight
Ulta Beauty, Inc.	0.18%
Under Armour, Inc.	0.07
Union Pacific Corp.	0.92
United Continental Holdings, Inc.	0.21
United Parcel Service, Inc.	0.77
United Rentals, Inc.	0.11
United Technologies Corp.	0.90
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.08
Verisk Analytics, Inc.	0.13
VF Corp.	0.19
Viacom, Inc.	0.17
Visa, Inc.	1.73
Vulcan Materials Co.	0.17
Walt Disney Co. (The)	1.75
Waste Management, Inc.	0.31
Western Digital Corp.	0.24
Western Union Co. (The)	0.11
WestRock Co.	0.14
Whirlpool Corp.	0.13
WW Grainger, Inc.	0.13
Wyndham Worldwide Corp.	0.09
Wynn Resorts Ltd.	0.09
Xerox Corp.	0.07
Xilinx, Inc.	0.15
Xylem, Inc.	0.09
Yahoo!, Inc.	0.43
Yum! Brands, Inc.	0.23
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short China Banks Index as of March 31, 2017.

Security Description	Index Weight
Short China Banks Index
Bank of Communications Co., Ltd.	14.04%
China CITIC Bank Corp., Ltd.	38.57
China Everbright Bank Co., Ltd.	2.19
China Merchants Bank Co., Ltd.	27.28
China Minsheng Banking Corp., Ltd.	13.82
Chongqing Rural Commercial Bank Co., Ltd.	4.10
100.00%

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR  Not rated.

KORIBOR  Korea Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CNH  —  Chinese Yuan Renminbi

CNY  —  Chinese Yuan Renminbi

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Other**	36.2%
Sovereign	29.0
Investment Companies	9.0
Short-Term Investments	8.5
Banks	7.1
Equity Real Estate Investment Trusts (REITs)	5.2
U.S. Treasury Securities	5.0
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with an underlying face amount of approximately $7,067,000 with net unrealized depreciation of approximately $8,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $47,000 and does not include open swap agreements with net unrealized appreciation of approximately $14,000.

The accompanying notes are an integral part of the consolidated financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $12,315)	$12,629
Investment in Security of Affiliated Issuer, at Value (Cost $2,091)	2,109
Total Investments in Securities, at Value (Cost $14,406)	14,738
Foreign Currency, at Value (Cost $4)	4
Receivable for Investments Sold	303
Receivable for Variation Margin on Futures Contracts	198
Due from Adviser	111
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	79
Interest Receivable	50
Unrealized Appreciation on Swap Agreements	20
Dividends Receivable	10
Tax Reclaim Receivable	4
Receivable from Affiliate	—	@
Other Assets	83
Total Assets	15,600
Liabilities:
Payable for Investments Purchased	683
Payable for Custodian Fees	120
Payable for Professional Fees	48
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	32
Unrealized Depreciation on Swap Agreements	11
Premium Received on Open Swap Agreements	9
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Variation Margin on Swap Agreements	2
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Organization Costs for Subsidiary	—	@
Other Liabilities	37
Total Liabilities	947
Net Assets	$14,653
Net Assets Consist Of:
Paid-in-Capital	$15,062
Distributions in Excess of Net Investment Income	(66)
Accumulated Net Realized Loss	(728)
Unrealized Appreciation (Depreciation) on:
Investments	314
Investments in Affiliates	18
Futures Contracts	(8)
Swap Agreements	14
Foreign Currency Forward Exchange Contracts	47
Foreign Currency Translations	—	@
Net Assets	$14,653

The accompanying notes are an integral part of the consolidated financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.72
CLASS A:
Net Assets	$72
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,458
Net Asset Value, Redemption Price Per Share	$9.71
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$10.25
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.67
CLASS IS:
Net Assets	$14,561
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,497,000
Net Asset Value, Offering and Redemption Price Per Share	$9.73

The accompanying notes are an integral part of the consolidated financial statements.
25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Global Multi-Asset Income Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$61
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	57
Dividends from Securities of Affiliated Issuer (Note G)	51
Total Investment Income	169
Expenses:
Custodian Fees (Note F)	129
Professional Fees	73
Advisory Fees (Note B)	47
Pricing Fees	29
Registration Fees	15
Shareholder Reporting Fees	8
Administration Fees (Note C)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Organization Costs for Subsidiary	3
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	4
Total Expenses	320
Expenses Reimbursed by Adviser (Note B)	(205)
Waiver of Advisory Fees (Note B)	(47)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	62
Net Investment Income	107
Realized Gain (Loss):
Investments Sold	(138)
Investments in Affiliates	(8)
Foreign Currency Forward Exchange Contracts	(62)
Foreign Currency Transactions	(4)
Futures Contracts	213
Options Written	(194)
Swap Agreements	(39)
Net Realized Loss	(232)
Change in Unrealized Appreciation (Depreciation):
Investments	11
Investments in Affiliates	1
Foreign Currency Forward Exchange Contracts	37
Foreign Currency Translations	— @
Futures Contracts	(22)
Swap Agreements	(22)
Options Written	4
Net Change in Unrealized Appreciation (Depreciation)	9
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(223)
Net Decrease in Net Assets Resulting from Operations	$(116)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Global Multi-Asset Income Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)		Year Ended September 30, 2016* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$107		$240
Net Realized Loss	(232)		(241)
Net Change in Unrealized Appreciation (Depreciation)	9		1,165
Net Increase (Decrease) in Net Assets Resulting from Operations	(116)		1,164
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(—	@)	(— @)
Class A:
Net Investment Income	(1)		(1)
Class C:
Net Investment Income	(—	@)	(— @)
Class IS:
Net Investment Income	(143)		(307)
Total Distributions	(144)		(308)
Capital Share Transactions:(1)
Class A:
Subscribed	—		25
Distributions Reinvested	—	@	1
Net Increase in Net Assets Resulting from Capital Share Transactions	—	@	26
Total Increase (Decrease) in Net Assets	(260)		882
Net Assets:
Beginning of Period	14,913		14,031
End of Period (Including Distributions in Excess of Net Investment Income of $(66) and $(29))	$14,653		$14,913
(1) Capital Share Transactions:
Class A:
Shares Subscribed	—		3
Shares Issued on Distributions Reinvested	—	@@	— @@
Net Increase in Class A Shares Outstanding	—	@@	3

*  Not consolidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)(3)		Period from April 30, 2015(2) to September 30, 2015(3)
Net Asset Value, Beginning of Period	$9.90		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.07		0.15		0.07
Net Realized and Unrealized Gain (Loss)	(0.16)		0.62		(0.71)
Total from Investment Operations	(0.09)		0.77		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.20)		(0.03)
Net Asset Value, End of Period	$9.72		$9.90		$9.33
Total Return (5)	(0.86	)%(7)	8.39%		(6.42	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$9
Ratio of Expenses to Average Net Assets (9)	0.93	%(6)(8)	0.92	%(6)	0.93	%(6)(8)
Ratio of Net Investment Income to Average Net Assets (9)	1.40	%(6)(8)	1.62	%(6)	1.72	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.03%		0.02	%(8)
Portfolio Turnover Rate	137	%(7)	236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	23.00	%(8)	6.73%		20.20	%(8)
Net Investment Loss to Average Net Assets	(20.67	)%(8)	(4.19)%		(17.55	)%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)(3)		Period from April 30, 2015(2) to September 30, 2015(3)
Net Asset Value, Beginning of Period	$9.88		$9.32		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.05		0.12		0.04
Net Realized and Unrealized Gain (Loss)	(0.14)		0.61		(0.69)
Total from Investment Operations	(0.09)		0.73		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.17)		(0.03)
Net Asset Value, End of Period	$9.71		$9.88		$9.32
Total Return (5)	(0.94	)%(7)	8.10%		(6.64	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$72		$73		$44
Ratio of Expenses to Average Net Assets (9)	1.27	%(6)(8)	1.26	%(6)	1.27	%(6)(8)
Ratio of Net Investment Income to Average Net Assets (9)	1.09	%(6)(8)	1.27	%(6)	1.02	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.04%		0.01	%(8)
Portfolio Turnover Rate	137	%(7)	236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.54	%(8)	4.74%		12.75	%(8)
Net Investment Loss to Average Net Assets	(5.18	)%(8)	(2.21)%		(10.46	)%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)(3)		Period from May 8, 2015(2) to September 30, 2015(3)
Net Asset Value, Beginning of Period	$9.84		$9.30		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.01		0.04		0.02
Net Realized and Unrealized Gain	(0.14)		0.61		(0.71)
Total from Investment Operations	(0.13)		0.65		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.11)		(0.01)
Net Asset Value, End of Period	$9.67		$9.84		$9.30
Total Return (5)	(1.33	)%(7)	7.11%		(6.86	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$9
Ratio of Expenses to Average Net Assets (9)	2.03	%(6)(8)	2.02	%(6)	2.03	%(6)(8)
Ratio of Net Investment Income to Average Net Assets (9)	0.27	%(6)(8)	0.41	%(6)	0.56	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.03%		0.01	%(8)
Portfolio Turnover Rate	137	%(7)	236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	23.17	%(8)	14.16%		21.28	%(8)
Net Investment Loss to Average Net Assets	(20.87	)%(8)	(11.73)%		(18.68	)%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Multi-Asset Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)(3)		Period from April 30, 2015(2) to September 30, 2015(3)
Net Asset Value, Beginning of Period	$9.90		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.07		0.16		0.07
Net Realized and Unrealized Gain (Loss)	(0.15)		0.61		(0.71)
Total from Investment Operations	(0.08)		0.77		(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.20)		(0.03)
Net Asset Value, End of Period	$9.73		$9.90		$9.33
Total Return (5)	(0.73	)%(7)	8.44%		(6.41	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,561		$14,820		$13,969
Ratio of Expenses to Average Net Assets (9)	0.87	%(6)(8)	0.86	%(6)	0.87	%(6)(8)
Ratio of Net Investment Income to Average Net Assets (9)	1.48	%(6)(8)	1.68	%(6)	1.76	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%(8)	0.04%		0.01	%(8)
Portfolio Turnover Rate	137	%(7)	236%		139	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.42	%(8)	3.99%		5.97	%(8)
Net Investment Loss to Average Net Assets	(2.07	)%(8)	(1.45)%		(3.34	)%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Multi-Asset Income Portfolio. The Fund seeks to maximize current income and to seek capital appreciation over time. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

Effective October 3, 2016, the Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 31, 2017, the Subsidiary represented approximately $440,000 or approximately 3.00% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and

(9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$540	$—	$540
Commercial Mortgage-Backed Securities	—	177	—	177
Corporate Bonds	—	1,576	—	1,576
Sovereign	—	4,125	—	4,125
U.S. Treasury Securities	—	715	—	715
Total Fixed Income Securities	—	7,133	—	7,133
Common Stocks
Aerospace & Defense	43	—	—	43
Air Freight & Logistics	12	—	—	12
Airlines	31	—	—	31
Auto Components	20	—	—	20
Automobiles	98	—	—	98
Banks	512	—	—	512
Beverages	120	—	—	120
Biotechnology	86	—	—	86
Building Products	73	—	—	73
Capital Markets	81	—	—	81
Chemicals	65	—	—	65
Commercial Services & Supplies	15	—	—	15
Communications Equipment	13	—	—	13
Construction & Engineering	115	—	—	115
Construction Materials	37	—	—	37
Consumer Finance	6	—	—	6
Containers & Packaging	3	—	—	3
Diversified Financial Services	9	—	—	9
Diversified Telecommunication Services	149	—	—	149
Electric Utilities	168	—	—	168
Electrical Equipment	29	—	—	29
Electronic Equipment, Instruments & Components	4	—	—	4
Energy Equipment & Services	9	—	—	9
Equity Real Estate Investment Trusts (REITs)	692	—	—	692
Food & Staples Retailing	86	—	—	86
Food Products	73	—	—	73
Gas Utilities	50	—	—	50
Health Care Equipment & Supplies	81	—	—	81

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Health Care Providers & Services	$50	$—	$—		$50
Health Care Technology	2	—	—		2
Hotels, Restaurants & Leisure	69	—	—		69
Household Durables	8	—	—		8
Household Products	85	—	—		85
Independent Power and Renewable Electricity Producers	1	—	—		1
Industrial Conglomerates	53	—	—		53
Information Technology Services	104	—	—		104
Insurance	104	—	—		104
Internet & Direct Marketing Retail	19	—	—		19
Internet Software & Services	34	—	—		34
Life Sciences Tools & Services	12	—	—		12
Machinery	16	—	—		16
Marine	3	—	—		3
Media	111	—	—		111
Metals & Mining	47	—	—		47
Multi-Utilities	153	—	—		153
Multi-Line Retail	7	—	—		7
Oil, Gas & Consumable Fuels	395	—	—		395
Paper & Forest Products	4	—	—		4
Personal Products	35	—	—		35
Pharmaceuticals	305	—	—		305
Professional Services	91	—	—		91
Real Estate Management & Development	192	—	—		192
Road & Rail	29	—	—		29
Semiconductors & Semiconductor Equipment	38	—	—	@	38
Software	51	—	—		51
Specialty Retail	26	—	—		26
Tech Hardware, Storage & Peripherals	33	—	—		33
Textiles, Apparel & Luxury Goods	40	—	—		40
Tobacco	91	—	—		91
Trading Companies & Distributors	21	—	—		21
Transportation Infrastructure	144	—	—		144
Water Utilities	46	—	—		46
Wireless Telecommunication Services	13	—	—		13
Total Common Stocks	5,112	—	—	@	5,112
Investment Companies	1,282	—	—		1,282
Short-Term Investments
Investment Company	830	—	—		830
U.S. Treasury Security	—	381	—		381
Total Short-Term Investments	830	381	—		1,211
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Foreign Currency Forward Exchange Contracts	$—	$79	$—		$79
Futures Contracts	22	—	—		22
Credit Default Swap Agreements	—	15	—		15
Interest Rate Swap Agreements	—	— @	—		— @
Total Return Swap Agreements	—	12	—		12
Total Assets	7,246	7,620	—	@	14,866
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(32)	—		(32)
Futures Contracts	(30)	—	—		(30)
Interest Rate Swap Agreements	—	(3)	—		(3)
Total Return Swap Agreements	—	(10)	—		(10)
Total Liabilities	(30)	(45)	—		(75)
Total	$7,216	$7,575	$—	@	$14,791

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance		$—	@
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		(—	@)
Realized gains (losses)		—
Ending Balance		$—	@
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$	(—	@)

@  Value is less than $500.

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk
36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

(or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to

38

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. The Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Fund's exposure to the underlying instrument. Writing call options tend to decrease the Fund's exposure to the underlying instruments. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

As of March 31, 2017, the Fund did not have any outstanding purchased or written options.

Transactions in written options for the six months ended March 31, 2017 were as follows:

Written Options	Notional Amount (000)	Premiums Received (000)
Options outstanding at September 30, 2016	9	$112
Options written	33	360
Options closed	— @@	(21)
Options exercised	(33)	(358)
Options expired	(9)	(93)
Options outstanding at March 31, 2017	—	$—

@@ Amount is less than 500.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2017.

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$79
Futures Contract	Variation Margin on Futures Contracts	Commodity Risk	2	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	12	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	8	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	12
Swap Agreement	Unrealized Appreciation on Swap Agreements	Credit Risk	8
Swap Agreement	Variation Margin on Swap Agreements	Credit Risk	7	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	—	@(a)
Total			$128
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency	Unrealized Depreciation on
Forward Exchange	Foreign Currency Forward
Contracts	Exchange Contracts	Currency Risk	$(32)
Futures Contract	Variation Margin on Futures Contracts	Commodity Risk	(3	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(24	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(3	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(10)
Swap Agreement	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(1)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(2	)(a)
Total			$(75)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

@ Amount is less than $500.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Options Purchased	$2 (b)
Equity Risk	Options Written	(194)
Currency Risk	Foreign Currency Forward Exchange Contracts	(62)
Commodity Risk	Futures Contracts	(4)
Equity Risk	Futures Contracts	187
Interest Rate Risk	Futures Contracts	30
Credit Risk	Swap Agreements	15
Equity Risk	Swap Agreements	(46)
Interest Rate Risk	Swap Agreements	(8)
Total		$(80)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Options Written	$4
Currency Risk	Foreign Currency Forward Exchange Contracts	37
Commodity Risk	Futures Contracts	(7)
Equity Risk	Futures Contracts	(22)
Interest Rate Risk	Futures Contracts	7
Equity Risk	Swap Agreements	(7)
Credit Risk	Swap Agreements	6
Interest Rate Risk	Swap Agreements	(21)
Total		$(3)

(b) Amounts are included in Investments in the Consolidated Statement of Operations

40

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

At March 31, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(c)	Assets(d) (000)	Liabilities(d) (000)
Foreign Currency Forward Exchange Contracts	$79	$(32)
Swap Agreements	20	(11)
Total	$99	$(43)

(c) Excludes exchange traded derivatives.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$10		$(2)	$—	$8
Bank of America NA	—	@	—	—	-—	@
Bank of Montreal	—	@	—	—	—	@
Barclays Bank PLC	6		(— @)	—	6
BNP Paribas SA	1		(1)	—	0
Citibank NA	23		(9)	—	14
Commonwealth Bank of Australia	3		—	—	3
Credit Suisse International	—	@	—	—	—	@
Goldman Sachs International	2		(— @)	—	2
HSBC Bank PLC	6		(6)	—	0
JPMorgan Chase Bank NA	46		(18)	—	28
State Street Bank and Trust Co.	—	@	(— @)	—	0
UBS AG	2		(1)	—	1
Total	$99		$(37)	$—	$62
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$2		$(2)	$—	$0
Barclays Bank PLC	—	@	(— @)	—	0
BNP Paribas SA	1		(1)	—	0
Citibank NA	9		(9)	—	0
Goldman Sachs International	—	@	(— @)	—	0
HSBC Bank PLC	8		(6)	—	2
JPMorgan Chase Bank NA	18		(18)	—	0
State Street Bank and Trust Co.	4		(— @)	—	4
UBS AG	1		(1)	—	0
Total	$43		$(37)	$—	$6

@ Amount is less than $500.

For the six months ended March 31, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$9,559,000
Futures Contracts:
Average monthly original value	$9,884,000
Swap Agreements:
Average monthly notional amount	$2,699,000
Options Purchased:
Average monthly notional amount	—	@@
Options Written:
Average monthly notional amount	2,000

@@ Amount is less than 500.

41

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.65% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $47,000 of advisory fees were waived and approximately $209,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's

42

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $8,291,000 and $8,015,000, respectively. For the six months ended March 31, 2017, purchases and sales of long-term U.S. Government securities were approximately $9,033,000 and $9,292,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$1,103	$5,525	$5,798	$3	$830

The Fund invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Fixed Income Opportunities Portfolio ("Emerging Markets Fixed Income Opportunities Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Fixed Income Opportunities Portfolio. For the six months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Emerging Markets Fixed Income Opportunities Portfolio. The Emerging Markets Fixed Income Opportunities Portfolio has a cost basis of approximately $711,000 at March 31, 2017.

A summary of the Fund's transactions in shares of the Emerging Markets Fixed Income Opportunities Portfolio during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$747	$—	$—	$27	$733

43

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Fund invests in Morgan Stanley Institutional Fund Trust — High Yield Portfolio ("High Yield Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the High Yield Portfolio. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the High Yield Portfolio. The High Yield Portfolio has a cost basis of approximately $550,000 at March 31, 2017.

A summary of the Fund's transactions in shares of the High Yield Portfolio during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Realized Loss (000)	Value March 31, 2017 (000)
$690	$—	$150	$21	$(8)	$546

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:	2015 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$308	$45

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and tax adjustments on passive foreign investment companies sold by

44

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

the Fund, resulted in the following reclassifications among the components of net assets at September 30, 2016:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(17)	$17	$—

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$148	$—

At September 30, 2016, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $390,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

45

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

46

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

47

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

48

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

49

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFGMAPSAN
1784136 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	30
Consolidated Statement of Operations	32
Consolidated Statements of Changes in Net Assets	33
Consolidated Financial Highlights	35
Notes to Consolidated Financial Statements	40
Privacy Notice	54
Trustee and Officer Information	57

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,038.40	$1,021.34	$3.66	$3.63	0.72%
Global Strategist Portfolio Class A	1,000.00	1,037.10	1,019.65	5.38	5.34	1.06
Global Strategist Portfolio Class L	1,000.00	1,034.30	1,017.10	7.96	7.90	1.57
Global Strategist Portfolio Class C	1,000.00	1,032.40	1,015.86	9.22	9.15	1.82
Global Strategist Portfolio Class IS	1,000.00	1,038.70	1,021.49	3.51	3.48	0.69

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (29.9%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
2.53%, 7/1/45	$261	$266
Agency Fixed Rate Mortgages (2.1%)
United States (2.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 - 6/1/45	1,414	1,453
6.50%, 5/1/32 - 7/1/32	57	63
7.50%, 5/1/35	6	7
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/32 (a)	250	256
3.50%, 4/1/47 (a)	654	669
4.00%, 4/1/47 (a)	134	141
Conventional Pools:
3.00%, 3/1/30 - 5/1/30	355	365
3.50%, 3/1/47	220	225
4.00%, 4/1/45 - 9/1/45	1,529	1,609
4.50%, 3/1/41 - 11/1/44	376	407
5.00%, 1/1/41 - 3/1/41	886	978
6.00%, 1/1/38	10	11
6.50%, 12/1/29	20	22
7.00%, 12/1/17 - 2/1/31	231	255
7.50%, 8/1/37	12	15
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	517	550
5.50%, 8/15/39	56	63
		7,089
Asset-Backed Securities (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	323	364
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22	75	77
2.97%, 10/25/21	90	93
IO REMIC
5.14%, 4/15/39 (b)	88	8
		178
Commercial Mortgage-Backed Securities (0.7%)
United States (0.7%)
COMM Mortgage Trust,
3.28%, 1/10/46	305	309
4.74%, 7/15/47 (b)(c)	152	133
	Face Amount (000)		Value (000)
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		$100	$107
4.57%, 7/15/47 (b)(c)		745	590
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		205	167
4.56%, 9/15/47 (b)(c)		263	214
4.66%, 8/15/47 (b)(c)		361	300
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	266
WF-RBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	284
			2,370
Corporate Bonds (8.8%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	479
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23		$170	181
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		350	347
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	305
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	203
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (c)		200	200
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	175
			1,890
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	310
Canada (0.3%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	296
Goldcorp, Inc.,
3.70%, 3/15/23		198	202
Royal Bank of Canada,
2.75%, 2/1/22		625	631
			1,129
Chile (0.1%)
Empresa Nacional de Telecomunicaciones SA,
4.75%, 8/1/26 (c)		250	257
China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18		225	229
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)		200	199
			428

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23		$460	$500
France (1.1%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	193
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	500	559
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19		500	559
BNP Paribas SA,
3.80%, 1/10/24 (c)		$250	249
5.00%, 1/15/21		95	103
BPCE SA,
5.15%, 7/21/24 (c)		450	463
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	500	541
Danone SA,
1.69%, 10/30/19 (c)		$475	469
Electricite de France SA,
5.00%, 1/22/26 (b)(d)	EUR	300	322
TOTAL SA,
2.25%, 2/26/21 (b)(d)		200	214
			3,672
Germany (0.5%)
Bayer AG,
3.75%, 7/1/74 (b)		300	333
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)		$300	296
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		150	150
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	400	508
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)		$250	246
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	123
			1,656
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)		$200	193
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		315	304
Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	EUR	400	562
FCA Capital Ireland PLC,
1.38%, 4/17/20		250	272
	Face Amount (000)		Value (000)
Telecom Italia Finance SA,
7.75%, 1/24/33 EUR		80	$113
			947
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)		$200	201
Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		375	382
Netherlands (0.6%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)		300	303
2.88%, 6/30/25 (b)	EUR	250	281
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)		500	579
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	257
Series G
3.75%, 11/9/20	EUR	300	358
ING Bank N.V.,
5.80%, 9/25/23 (c)		$240	267
			2,045
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25		600	623
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	361
			984
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (c)		$200	200
Swedbank AB,
1.75%, 3/12/18 (c)		270	270
			470
Switzerland (0.6%)
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	450	543
Credit Suisse AG,
0.63%, 11/20/18		550	593
6.00%, 2/15/18		$90	93
Credit Suisse Group AG,
3.57%, 1/9/23 (c)		325	325
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		500	504
			2,058
United Kingdom (0.8%)
Diageo Capital PLC,
1.50%, 5/11/17		215	215
Experian Finance PLC,
2.38%, 6/15/17 (c)		400	400

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United Kingdom (cont'd)
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		$100	$131
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	333
Lloyds Bank PLC,
6.50%, 3/24/20		450	562
Nationwide Building Society,
3.90%, 7/21/25 (c)		$200	208
6.25%, 2/25/20 (c)		300	332
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	200	278
Standard Chartered PLC,
2.10%, 8/19/19 (c)		$300	298
			2,757
United States (2.9%)
Abbott Laboratories,
3.40%, 11/30/23		325	329
Air Lease Corp.,
2.13%, 1/15/20		400	397
Apple, Inc.,
2.50%, 2/9/22		500	503
AT&T, Inc.,
4.25%, 3/1/27		150	152
4.50%, 3/9/48		191	171
Bank of America Corp.,
MTN
4.20%, 8/26/24		100	102
5.00%, 1/21/44		250	273
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	206
Capital One NA,
1.85%, 9/13/19		400	397
Charter Communications Operating LLC/ Charter Communications Operating Capital,
6.48%, 10/23/45		150	173
Citigroup, Inc.,
5.50%, 9/13/25		250	274
8.13%, 7/15/39		175	258
Coca-Cola Co.,
3.20%, 11/1/23		250	258
Comcast Corp.,
4.60%, 8/15/45		130	135
Discover Bank,
2.00%, 2/21/18		345	345
Enterprise Products Operating LLC,
3.35%, 3/15/23		275	278
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		350	373
Ford Motor Credit Co. LLC,
2.68%, 1/9/20		300	302
	Face Amount (000)		Value (000)
General Motors Financial Co., Inc.,
2.35%, 10/4/19		$200	$200
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19		340	340
MTN
4.80%, 7/8/44		275	291
Home Depot, Inc.,
5.88%, 12/16/36		100	127
HSBC USA, Inc.,
3.50%, 6/23/24		100	102
Johnson Controls International PLC,
3.90%, 2/14/26		175	182
JPMorgan Chase & Co.,
3.20%, 6/15/26		250	243
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)		100	102
McDonald's Corp.,
MTN
3.38%, 5/26/25		275	278
Medtronic, Inc.,
3.63%, 3/15/24		250	260
Merck & Co., Inc.,
2.80%, 5/18/23		250	251
Microsoft Corp.,
1.55%, 8/8/21		300	292
Monongahela Power Co.,
5.40%, 12/15/43 (c)		100	118
NBC Universal Media LLC,
4.38%, 4/1/21		175	188
Oracle Corp.,
3.40%, 7/8/24		175	180
PepsiCo, Inc.,
3.60%, 3/1/24		250	263
Time Warner, Inc.,
3.88%, 1/15/26		325	326
UnitedHealth Group, Inc.,
4.25%, 3/15/43		150	153
Verizon Communications, Inc.,
4.67%, 3/15/55		231	207
Visa, Inc.,
3.15%, 12/14/25		200	201
Wal-Mart Stores, Inc.,
2.55%, 4/11/23		200	200
Wells Fargo & Co.,
3.00%, 10/23/26		525	503
			9,933
			30,116
Mortgages — Other (0.6%)
United Kingdom (0.1%)
Holmes Master Issuer PLC,
1.91%, 10/15/54 (b)(c)	GBP	362	456

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (0.5%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$38	$23
6.00%, 4/25/36		12	12
ChaseFlex Trust,
6.00%, 2/25/37		36	27
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		16	13
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45 - 7/25/46		577	560
3.50%, 5/25/45 - 7/25/46		799	803
4.00%, 5/25/45		69	70
GSR Mortgage Loan Trust,
5.75%, 1/25/37		24	23
Lehman Mortgage Trust,
5.50%, 11/25/35		9	8
6.50%, 9/25/37		32	24
			1,563
			2,019
Sovereign (16.7%)
Australia (0.9%)
Australia Government Bond,
2.75%, 11/21/27	AUD	750	573
3.25%, 4/21/25		3,190	2,556
			3,129
Austria (0.1%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	400	458
Belgium (0.8%)
Belgium Government Bond,
0.80%, 6/22/25 (c)		2,640	2,883
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$390	413
Brazil (0.4%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 - 1/1/23	BRL	4,500	1,446
Canada (1.4%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	1,382	1,008
1.50%, 6/1/23		2,691	2,045
3.25%, 6/1/21		2,127	1,743
			4,796
China (0.2%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	344
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$375	373
			717
	Face Amount (000)		Value (000)
France (0.5%)
France Government Bond OAT,
1.75%, 5/25/23	EUR	1,210	$1,404
3.25%, 5/25/45		340	463
			1,867
Germany (0.5%)
Bundesrepublik Deutschland,
1.00%, 8/15/25		240	276
4.25%, 7/4/39		630	1,124
4.75%, 7/4/34		180	318
			1,718
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 - 2/24/42 (e)		1,279	976
Hungary (0.2%)
Hungary Government International Bond,
5.75%, 11/22/23		$580	657
Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)		500	568
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	160	232
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
0.65%, 11/1/20		1,470	1,578
1.50%, 6/1/25		270	280
2.35%, 9/15/24 (c)		1,108	1,311
5.00%, 9/1/40		200	276
			3,445
Japan (4.9%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	60,000	551
Japan Government Ten Year Bond,
0.10%, 6/20/26		219,000	1,979
0.50%, 9/20/24		267,000	2,493
1.10%, 3/20/21 - 6/20/21		414,000	3,911
1.70%, 6/20/18		225,000	2,069
Japan Government Thirty Year Bond,
1.70%, 6/20/33 - 3/20/44		304,000	3,291
2.00%, 9/20/40		196,000	2,246
			16,540
Mexico (1.2%)
Mexican Bonos,
5.75%, 3/5/26	MXN	32,000	1,566
6.50%, 6/10/21		37,000	1,954
Petroleos Mexicanos,
4.88%, 1/18/24		$410	415
6.38%, 1/23/45		140	137
			4,072

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Netherlands (0.2%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	650	$691
Poland (0.1%)
Poland Government Bond,
4.00%, 10/25/23	PLN	650	173
Portugal (0.8%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	1,314	1,319
4.13%, 4/14/27 (c)		1,238	1,339
			2,658
Russia (0.3%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	60,860	1,037
South Africa (0.2%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	12,370	837
Spain (0.7%)
Spain Government Bond,
0.75%, 7/30/21	EUR	790	862
1.95%, 7/30/30 (c)		920	973
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		641	700
			2,535
United Kingdom (1.6%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	400	524
2.75%, 9/7/24		1,570	2,245
4.25%, 6/7/32 - 9/7/39		1,410	2,546
			5,315
			57,163
U.S. Treasury Securities (0.7%)
United States (0.7%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$970	872
3.50%, 2/15/39		428	471
3.88%, 8/15/40		841	973
			2,316
Total Fixed Income Securities (Cost $102,202)			101,881
	Shares
Common Stocks (48.9%)
Australia (1.6%)
AGL Energy Ltd.		3,690	74
Alumina Ltd.		13,108	18
Amcor Ltd.		6,258	72
AMP Ltd.		15,783	62
APA Group		5,948	41
Aristocrat Leisure Ltd.		2,875	40
Arrium Ltd. (f)(g)		14,100	—	@
ASX Ltd.		1,032	40
	Shares	Value (000)
Aurizon Holdings Ltd.	11,035	$44
AusNet Services	9,534	12
Australia & New Zealand Banking Group Ltd.	15,858	386
Bank of Queensland Ltd.	2,059	19
Bendigo and Adelaide Bank Ltd.	2,550	24
BHP Billiton Ltd.	16,790	308
Boral Ltd.	6,272	28
Brambles Ltd.	8,578	61
Caltex Australia Ltd.	1,437	32
Challenger Ltd.	3,060	29
CIMIC Group Ltd.	523	14
Coca-Cola Amatil Ltd.	3,074	25
Cochlear Ltd.	304	31
Commonwealth Bank of Australia	9,171	602
Computershare Ltd.	2,512	27
Crown Resorts Ltd.	1,926	17
CSL Ltd.	2,424	232
Dexus Property Group REIT	5,206	39
Domino's Pizza Enterprises Ltd.	331	15
DUET Group	12,954	28
Flight Centre Travel Group Ltd.	298	7
Fortescue Metals Group Ltd.	8,125	39
Goodman Group REIT	9,701	57
GPT Group REIT	9,670	38
Harvey Norman Holdings Ltd.	2,939	10
Healthscope Ltd.	9,046	16
Incitec Pivot Ltd.	9,035	26
Insurance Australia Group Ltd.	12,999	60
James Hardie Industries PLC CDI	2,405	38
Lend Lease Group REIT	2,963	35
Macquarie Group Ltd.	1,645	113
Medibank Pvt Ltd.	14,765	32
Mirvac Group REIT	20,007	34
National Australia Bank Ltd.	14,337	365
Newcrest Mining Ltd.	4,019	68
Oil Search Ltd.	7,295	40
Orica Ltd.	2,007	27
Origin Energy Ltd.	9,380	51
Qantas Airways Ltd.	2,583	8
QBE Insurance Group Ltd.	7,393	73
Ramsay Health Care Ltd.	747	40
REA Group Ltd.	283	13
Rio Tinto Ltd.	2,237	103
Santos Ltd.	9,655	28
Scentre Group REIT	28,687	94
Seek Ltd.	1,790	22
Shopping Centres Australasia Property Group REIT	72	—	@
Sonic Healthcare Ltd.	2,146	36
South32 Ltd.	27,929	59
Stockland REIT	13,734	49
Suncorp Group Ltd.	6,891	70
Sydney Airport	5,904	31
Tabcorp Holdings Ltd.	4,444	16

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Tatts Group Ltd.	7,750	$26
Telstra Corp., Ltd.	22,834	81
TPG Telecom Ltd.	1,811	10
Transurban Group	10,927	97
Treasury Wine Estates Ltd.	3,929	37
Vicinity Centres REIT	17,871	39
Vocus Group Ltd.	2,805	9
Wesfarmers Ltd.	6,016	207
Westfield Corp. REIT	10,603	72
Westpac Banking Corp.	17,942	481
Woodside Petroleum Ltd.	4,095	100
Woolworths Ltd.	6,774	137
		5,314
Austria (0.1%)
BUWOG AG (f)	172	4
Erste Group Bank AG	2,803	91
Immofinanz AG (f)	3,441	7
Raiffeisen Bank International AG (f)	1,173	27
Voestalpine AG	1,248	49
		178
Belgium (0.4%)
Ageas	2,822	110
Anheuser-Busch InBev N.V.	6,337	696
Colruyt SA	850	42
Groupe Bruxelles Lambert SA	1,368	124
KBC Group N.V.	5,358	355
Umicore SA	1,472	84
		1,411
Canada (2.0%)
Agnico-Eagle Mines Ltd.	1,200	51
Agrium, Inc.	700	67
Alimentation Couche-Tard, Inc., Class B	2,300	104
AltaGas Ltd.	900	21
ARC Resources Ltd.	1,900	27
Atco Ltd., Class I	400	16
Bank of Montreal	3,500	261
Bank of Nova Scotia	6,500	380
Barrick Gold Corp.	6,100	116
BCE, Inc.	800	35
Blackberry Ltd. (f)	2,700	21
Bombardier, Inc. (f)	10,300	16
Brookfield Asset Management, Inc., Class A	4,650	169
CAE, Inc.	1,400	21
Cameco Corp.	2,200	24
Canadian Imperial Bank of Commerce	2,100	181
Canadian National Railway Co.	4,200	310
Canadian Natural Resources Ltd.	5,900	193
Canadian Pacific Railway Ltd.	800	117
Canadian Tire Corp. Ltd., Class A	400	48
Canadian Utilities Ltd., Class A	700	20
CCL Industries, Inc., Class B	200	44
	Shares	Value (000)
Cenovus Energy, Inc.	4,500	$51
CGI Group, Inc., Class A (f)	1,200	57
CI Financial Corp.	1,300	26
Constellation Software, Inc.	100	49
Crescent Point Energy Corp.	2,900	31
Dollarama, Inc.	600	50
Eldorado Gold Corp.	3,700	13
Element Fleet Management Corp.	2,100	19
Emera, Inc.	300	11
Empire Co. Ltd., Class A	900	14
Enbridge, Inc.	1,418	59
Enbridge, Inc.	5,100	214
Encana Corp.	5,200	61
Fairfax Financial Holdings Ltd.	100	45
Finning International, Inc.	900	17
First Capital Realty, Inc.	700	11
First Quantum Minerals Ltd.	3,700	39
Fortis, Inc.	2,200	73
Franco-Nevada Corp.	900	59
George Weston Ltd.	300	26
Gildan Activewear, Inc.	1,200	32
Goldcorp, Inc.	4,400	64
Great-West Lifeco, Inc.	1,600	44
H&R Real Estate Investment Trust REIT	800	14
Husky Energy, Inc. (f)	1,955	22
Hydro One Ltd. (c)	1,000	18
IGM Financial, Inc.	500	15
Imperial Oil Ltd.	1,600	49
Industrial Alliance Insurance & Financial Services, Inc.	600	26
Intact Financial Corp.	700	50
Inter Pipeline Ltd.	1,900	40
Jean Coutu Group PJC, Inc. (The), Class A	400	6
Keyera Corp.	1,000	29
Kinross Gold Corp. (f)	6,400	23
Lightstream Resources Ltd. (f)(g)	1,136	—
Linamar Corp.	300	14
Loblaw Cos., Ltd.	1,173	64
Magna International, Inc.	2,100	91
Manulife Financial Corp.	10,800	192
Methanex Corp.	500	23
Metro, Inc.	1,300	40
National Bank of Canada	1,800	76
Onex Corp.	500	36
Open Text Corp.	1,400	48
Pembina Pipeline Corp.	2,100	67
Peyto Exploration & Development Corp.	900	18
Potash Corp. of Saskatchewan, Inc.	4,500	77
Power Corp. of Canada	2,000	47
Power Financial Corp.	1,400	37
PrairieSky Royalty Ltd.	1,106	23
Restaurant Brands International, Inc.	1,200	67
RioCan Real Estate Investment Trust REIT	900	18
Rogers Communications, Inc., Class B	2,000	88

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Royal Bank of Canada	8,000	$583
Saputo, Inc.	1,400	48
Seven Generations Energy Ltd., Class A (f)	1,300	24
Shaw Communications, Inc., Class B	2,200	46
Silver Wheaton Corp.	2,300	48
Smart Real Estate Investment Trust REIT	400	10
SNC-Lavalin Group, Inc.	800	31
Sun Life Financial, Inc.	3,300	120
Suncor Energy, Inc.	9,056	278
Teck Resources Ltd., Class B	3,000	66
TELUS Corp.	1,100	36
Thomson Reuters Corp.	1,800	78
Toronto-Dominion Bank (The)	10,000	501
Tourmaline Oil Corp. (f)	1,100	25
TransCanada Corp.	4,700	217
Turquoise Hill Resources Ltd. (f)	5,400	16
Valeant Pharmaceuticals International, Inc. (f)	1,800	20
Veresen, Inc.	1,700	19
Vermilion Energy, Inc.	600	22
West Fraser Timber Co. Ltd.	400	17
Yamana Gold, Inc.	4,700	13
		6,843
Chile (0.0%)
Antofagasta PLC	2,484	26
China (0.0%)
ASM Pacific Technology Ltd. (h)	1,300	18
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	42,000	—	@
WH Group Ltd. (c)(h)	43,500	37
Wynn Macau Ltd. (h)	8,400	17
Yum China Holdings, Inc. (f)	1,059	29
		101
Colombia (0.0%)
Millicom International Cellular SA SDR	1,326	74
Denmark (0.5%)
AP Moeller - Maersk A/S Series A	20	32
AP Moeller - Maersk A/S Series B	37	62
Carlsberg A/S Series B	66	6
Coloplast A/S Series B	81	6
Danske Bank A/S	4,086	139
DSV A/S	8,704	451
ISS A/S	6,431	243
Novo Nordisk A/S Series B	13,165	452
Novozymes A/S Series B	1,873	74
TDC A/S	363	2
Vestas Wind Systems A/S	2,356	192
		1,659
Finland (0.3%)
Fortum Oyj	5,723	91
Kone Oyj, Class B	4,765	209
Nokia Oyj	32,678	175
Nokian Renkaat Oyj	1,316	55
	Shares	Value (000)
Sampo Oyj, Class A	3,364	$160
UPM-Kymmene Oyj	10,953	257
		947
France (5.6%)
Accor SA	18,768	782
Aeroports de Paris (ADP)	1,160	143
Air Liquide SA	2,883	329
Alstom SA (f)	3,867	116
Atos SE	5,054	625
AXA SA	15,856	410
BNP Paribas SA	20,002	1,332
Bouygues SA	16,211	660
Bureau Veritas SA	2,183	46
Cap Gemini SA	11,102	1,025
Carrefour SA	5,203	123
CGG SA (f)	59	—	@
Christian Dior SE	667	155
Cie de Saint-Gobain	31,426	1,614
Cie Generale des Etablissements Michelin	1,742	212
Credit Agricole SA	18,199	247
Danone SA	6,265	426
Edenred	1,712	40
Electricite de France SA	3,973	33
Engie SA	11,492	163
Essilor International SA	1,435	174
Eutelsat Communications SA	750	17
Groupe Eurotunnel SE	23,019	232
Hermes International	141	67
ICADE REIT	81	6
JCDecaux SA	611	21
Kering	1,274	330
L'Oreal SA	2,260	434
LVMH Moet Hennessy Louis Vuitton SE	2,157	474
Metropole Television SA	2,362	53
Natixis SA	9,419	58
Orange SA	18,237	283
Pernod Ricard SA	1,742	206
Peugeot SA (f)	74,877	1,508
Publicis Groupe SA	983	69
Renault SA	1,782	155
Rexel SA	15,056	273
Sanofi	10,884	983
SES SA	2,269	53
Societe Generale SA	14,173	719
Sodexo SA	1,149	135
Suez	3,938	62
TechnipFMC PLC (f)	1,752	57
TechnipFMC PLC (f)	781	25
Television Francaise 1	9,474	113
Thales SA	1,185	115
Total SA	19,681	995
Unibail-Rodamco SE REIT	1,518	355

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Vallourec SA (f)	2,270	$15
Veolia Environnement SA	5,271	99
Vinci SA	26,413	2,094
Vivendi SA	15,248	296
		18,957
Germany (3.0%)
Adidas AG	1,632	310
Allianz SE (Registered)	3,812	706
Axel Springer SE	158	9
BASF SE	9,651	957
Bayer AG (Registered)	6,343	731
Bayerische Motoren Werke AG	2,629	240
Beiersdorf AG	799	76
Commerzbank AG	14,318	129
Continental AG	501	110
Daimler AG (Registered)	5,812	429
Deutsche Bank AG (Registered) (f)	11,045	190
Deutsche Boerse AG (f)	9,061	830
Deutsche Lufthansa AG (Registered)	3,055	50
Deutsche Post AG (Registered)	4,704	161
Deutsche Telekom AG (Registered)	24,414	428
E.ON SE	15,003	119
Fraport AG Frankfurt Airport Services Worldwide	2,314	164
Fresenius Medical Care AG & Co., KGaA	1,462	123
Fresenius SE & Co., KGaA	2,950	237
Henkel AG & Co., KGaA	1,334	148
Henkel AG & Co., KGaA (Preference)	1,920	246
Infineon Technologies AG	10,042	205
K&S AG (Registered)	1,227	29
Lanxess AG	777	52
Linde AG	1,276	212
Merck KGaA	984	112
Metro AG	997	32
Muenchener Rueckversicherungs AG (Registered)	1,614	316
Osram Licht AG	718	45
Porsche Automobil Holding SE (Preference)	732	40
ProSiebenSat.1 Media SE (Registered)	9,214	408
RWE AG (f)	3,195	53
SAP SE	8,658	850
Siemens AG (Registered)	7,184	984
Stroeer SE & Co. KGaA	1,540	86
Suedzucker AG	385	10
ThyssenKrupp AG	4,602	113
TUI AG	3,051	42
Uniper SE (f)	1,597	27
Volkswagen AG	272	40
Volkswagen AG (Preference)	1,362	198
		10,247
Greece (0.0%)
National Bank of Greece SA (f)	95	—	@
	Shares	Value (000)
Hong Kong (0.6%)
AIA Group Ltd.	65,600	$414
Bank of East Asia Ltd. (The)	6,677	28
BOC Hong Kong Holdings Ltd.	20,500	84
Cathay Pacific Airways Ltd.	6,000	9
Cheung Kong Infrastructure Holdings Ltd.	4,000	31
Cheung Kong Property Holdings Ltd.	14,864	100
CK Hutchison Holdings Ltd.	14,864	183
CLP Holdings Ltd.	9,000	94
First Pacific Co., Ltd.	12,000	9
Galaxy Entertainment Group Ltd.	13,000	71
Hang Lung Group Ltd.	5,000	21
Hang Lung Properties Ltd.	12,000	31
Hang Seng Bank Ltd.	4,200	85
Henderson Land Development Co., Ltd.	5,901	37
HK Electric Investments & HK Electric Investments Ltd. (c)	14,500	13
HKT Trust & HKT Ltd.	14,000	18
Hong Kong & China Gas Co., Ltd.	41,774	83
Hong Kong Exchanges and Clearing Ltd.	6,221	157
Hongkong Land Holdings Ltd.	6,300	48
Hysan Development Co., Ltd.	3,000	14
Kerry Properties Ltd.	3,500	12
Link REIT	12,033	84
MGM China Holdings Ltd.	5,200	11
MTR Corp., Ltd.	8,128	46
New World Development Co., Ltd.	32,641	40
NWS Holdings Ltd.	8,000	15
PCCW Ltd.	23,000	13
Power Assets Holdings Ltd.	7,500	65
Sands China Ltd.	13,200	61
Shangri-La Asia Ltd.	6,000	9
Sino Land Co., Ltd.	17,078	30
SJM Holdings Ltd.	11,000	9
Sun Hung Kai Properties Ltd.	7,504	110
Swire Pacific Ltd., Class A	3,000	30
Swire Properties Ltd.	6,350	20
Techtronic Industries Co., Ltd.	7,500	30
Wharf Holdings Ltd. (The)	7,200	62
Wheelock & Co., Ltd.	4,000	32
Yue Yuen Industrial Holdings Ltd.	4,000	16
		2,225
Ireland (0.2%)
Bank of Ireland (f)	280,514	70
CRH PLC	16,531	583
DCC PLC	548	48
		701
Italy (1.3%)
Assicurazioni Generali SpA	10,900	173
Atlantia SpA	32,159	830
Banco BPM SpA	1,913	6
Enel SpA	59,837	282
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Eni SpA	20,963	$343
Ferrari N.V.	938	70
Intesa Sanpaolo SpA	218,729	593
Italgas SpA (f)	3,902	17
Leonardo-Finmeccanica SpA (f)	1,132	16
Luxottica Group SpA	1,055	58
Mediaset SpA	67,196	278
Mediobanca SpA	99,831	900
Prysmian SpA	1,136	30
Rizzoli Corriere Della Sera Mediagroup SpA (f)	636	1
Saipem SpA (f)	2,023	1
Snam SpA	19,513	84
Telecom Italia SpA (f)	85,439	77
Telecom Italia SpA	60,436	44
Terna Rete Elettrica Nazionale SpA	8,893	44
UniCredit SpA	28,043	432
Unione di Banche Italiane SpA	13,725	53
		4,332
Japan (5.4%)
Advantest Corp.	1,200	22
Aeon Co., Ltd.	6,300	92
Aisin Seiki Co., Ltd.	2,100	103
Ajinomoto Co., Inc.	8,300	164
Asahi Glass Co., Ltd.	9,000	73
Asahi Group Holdings Ltd.	2,800	106
Asahi Kasei Corp.	14,000	136
Astellas Pharma, Inc.	14,400	190
Bridgestone Corp.	5,000	202
Canon, Inc.	7,900	246
Central Japan Railway Co.	1,300	212
Chiba Bank Ltd. (The)	8,000	51
Chubu Electric Power Co., Inc.	4,400	59
Chugai Pharmaceutical Co., Ltd.	2,600	89
Chugoku Electric Power Co., Inc. (The)	2,000	22
Concordia Financial Group Ltd.	11,300	52
Dai Nippon Printing Co., Ltd.	6,000	65
Dai-ichi Life Holdings, Inc.	800	14
Daiichi Sankyo Co., Ltd.	5,100	115
Daikin Industries Ltd.	2,100	211
Daito Trust Construction Co., Ltd.	800	110
Daiwa House Industry Co., Ltd.	6,000	172
Daiwa Securities Group, Inc.	16,000	97
Denso Corp.	4,600	202
Dentsu, Inc.	1,700	92
East Japan Railway Co.	2,700	235
Eisai Co., Ltd.	2,100	109
Electric Power Development Co., Ltd.	1,400	33
FANUC Corp.	1,400	287
Fast Retailing Co., Ltd.	400	125
FUJIFILM Holdings Corp.	4,300	168
Fujitsu Ltd.	14,000	86
	Shares	Value (000)
Hankyu Hanshin Holdings, Inc.	3,600	$117
Hitachi Ltd.	36,000	195
Hokkaido Electric Power Co., Inc.	2,200	17
Hokuriku Electric Power Co.	2,000	19
Honda Motor Co., Ltd.	800	24
Honda Motor Co., Ltd. ADR	10,395	315
Hoya Corp.	3,200	154
Ibiden Co., Ltd.	1,100	17
Inpex Corp.	3,200	31
Isetan Mitsukoshi Holdings Ltd.	2,800	31
Isuzu Motors Ltd.	400	5
ITOCHU Corp.	11,700	166
Japan Real Estate Investment Corp. REIT	9	48
Japan Steel Works Ltd. (The)	400	6
Japan Tobacco, Inc.	8,700	283
JFE Holdings, Inc.	3,500	60
JGC Corp.	2,000	35
JSR Corp.	1,600	27
JX Holdings, Inc.	2,100	10
Kansai Electric Power Co., Inc. (The)	3,700	45
Kao Corp.	4,500	247
Kawasaki Heavy Industries Ltd.	20,000	61
KDDI Corp.	17,000	446
Keikyu Corp.	5,000	55
Keio Corp.	5,000	40
Keyence Corp.	800	320
Kintetsu Group Holdings Co., Ltd.	22,000	79
Kirin Holdings Co., Ltd.	7,600	143
Kobe Steel Ltd. (f)	3,700	34
Komatsu Ltd.	7,400	193
Konica Minolta, Inc.	2,600	23
Kubota Corp.	9,800	147
Kuraray Co., Ltd.	2,600	39
Kyocera Corp.	2,400	134
Kyushu Electric Power Co., Inc.	2,000	21
LIXIL Group Corp.	2,900	74
Makita Corp.	1,600	56
Marubeni Corp.	15,900	98
Mazda Motor Corp.	2,600	37
Mitsubishi Chemical Holdings Corp.	11,700	91
Mitsubishi Corp.	9,700	210
Mitsubishi Electric Corp.	14,000	201
Mitsubishi Estate Co., Ltd.	9,000	164
Mitsubishi Heavy Industries Ltd.	28,000	112
Mitsubishi Motors Corp.	4,800	29
Mitsui & Co., Ltd.	14,600	211
Mitsui Fudosan Co., Ltd.	7,000	149
Mitsui OSK Lines Ltd.	9,000	28
Mizuho Financial Group, Inc.	109,300	200
MS&AD Insurance Group Holdings, Inc.	3,000	95
Murata Manufacturing Co., Ltd.	1,700	242
NGK Insulators Ltd.	2,000	45
Nidec Corp.	1,700	162

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Japan (cont'd)
Nikon Corp.	2,600	$38
Nintendo Co., Ltd.	800	186
Nippon Building Fund, Inc. REIT	9	49
Nippon Electric Glass Co., Ltd.	3,000	18
Nippon Express Co., Ltd.	11,000	57
Nippon Steel Sumitomo Metal Corp.	6,000	138
Nippon Telegraph & Telephone Corp.	8,500	363
Nippon Yusen KK (f)	18,000	38
Nissan Motor Co., Ltd.	18,100	175
Nitto Denko Corp.	1,300	100
Nomura Holdings, Inc.	27,300	170
NSK Ltd.	5,300	76
NTT Data Corp.	1,600	76
NTT DoCoMo, Inc.	11,100	258
Odakyu Electric Railway Co., Ltd.	4,500	88
Oji Holdings Corp.	7,000	33
Olympus Corp.	1,800	69
Omron Corp.	1,400	61
Ono Pharmaceutical Co., Ltd.	3,800	79
Oriental Land Co., Ltd.	300	17
ORIX Corp.	7,900	117
Osaka Gas Co., Ltd.	22,000	84
Otsuka Holdings Co., Ltd.	300	14
Panasonic Corp.	14,100	159
Rakuten, Inc.	7,600	76
Resona Holdings, Inc.	5,500	30
Ricoh Co., Ltd.	6,000	49
Rohm Co., Ltd.	600	40
Secom Co., Ltd.	1,600	115
Sekisui House Ltd.	6,000	99
Seven & I Holdings Co., Ltd.	6,300	247
Sharp Corp. (f)	8,000	34
Shikoku Electric Power Co., Inc.	2,900	32
Shin-Etsu Chemical Co., Ltd.	2,500	217
Shionogi & Co., Ltd.	3,300	170
Shiseido Co., Ltd.	3,400	89
Shizuoka Bank Ltd. (The)	8,000	65
SMC Corp.	500	148
SoftBank Group Corp.	5,600	395
Sompo Holdings, Inc.	300	11
Sony Corp.	700	24
Sony Corp. ADR	6,835	231
Sumitomo Chemical Co., Ltd.	11,000	61
Sumitomo Corp.	8,800	118
Sumitomo Electric Industries Ltd.	12,500	207
Sumitomo Metal Mining Co., Ltd.	5,000	71
Sumitomo Mitsui Financial Group, Inc.	9,800	356
Sumitomo Mitsui Trust Holdings, Inc.	2,300	80
Sumitomo Realty & Development Co., Ltd.	5,000	130
Suzuki Motor Corp.	3,200	133
T&D Holdings, Inc.	4,400	64
Takeda Pharmaceutical Co., Ltd.	5,600	263
	Shares	Value (000)
TDK Corp.	800	$51
Terumo Corp.	3,500	122
Tobu Railway Co., Ltd.	17,000	86
Tohoku Electric Power Co., Inc.	3,500	47
Tokio Marine Holdings, Inc.	3,700	156
Tokyo Electric Power Co. Holdings Inc, (f)	7,200	28
Tokyo Electron Ltd.	1,100	120
Tokyo Gas Co., Ltd.	20,000	91
Tokyu Corp.	9,000	64
Toppan Printing Co., Ltd.	6,000	61
Toray Industries, Inc.	14,000	124
Toshiba Corp. (f)	32,000	69
Toyota Industries Corp.	1,900	94
Toyota Motor Corp.	20,600	1,118
Trend Micro, Inc.	900	40
Unicharm Corp.	4,100	98
West Japan Railway Co.	1,700	111
Yahoo! Japan Corp.	14,400	67
Yamada Denki Co., Ltd.	7,200	36
Yamato Holdings Co., Ltd.	5,000	105
		18,437
Macau (0.0%)
Melco Crown Entertainment Ltd. ADR	1,000	19
Mexico (0.0%)
Fresnillo PLC	1,382	27
Netherlands (1.4%)
ABN AMRO Group N.V. CVA (c)	2,360	57
Akzo Nobel N.V.	3,884	322
ArcelorMittal (f)	11,436	96
ASML Holding N.V.	2,235	297
CNH Industrial N.V.	6,254	60
Fiat Chrysler Automobiles N.V. (f)	9,388	103
Fugro N.V. CVA (f)	617	10
Heineken N.V.	3,302	281
ING Groep N.V.	81,713	1,235
Koninklijke DSM N.V.	2,992	202
Koninklijke KPN N.V.	5,801	17
Koninklijke Philips N.V.	10,727	345
Koninklijke Vopak N.V.	945	41
PostNL N.V. (f)	4,371	21
Priceline Group, Inc. (The) (f)	238	424
Randstad Holding N.V.	13,358	771
Unilever N.V. CVA	13,508	671
		4,953
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	21
Contact Energy Ltd.	3,355	12
Fletcher Building Ltd.	3,166	19
Mercury NZ Ltd.	3,250	7
Meridian Energy Ltd.	6,024	12
Ryman Healthcare Ltd.	1,773	10
Spark New Zealand Ltd.	8,402	21
		102

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Norway (0.3%)
Akastor ASA (f)	1,833	$3
Aker Solutions ASA (f)	1,833	11
DNB ASA	11,838	187
Kvaerner ASA (f)	1,677	2
Norsk Hydro ASA	13,781	80
Orkla ASA	10,248	92
REC Silicon ASA (f)	6,482	1
Seadrill Ltd. (f)	328	1
Statoil ASA	13,168	225
Subsea 7 SA (f)	3,127	48
Telenor ASA	16,272	271
Yara International ASA	2,039	78
		999
Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	52
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(g)(i)	192,146	—
Galp Energia SGPS SA	2,692	41
Pharol SGPS SA (Registered)	11,120	4
		45
Singapore (0.0%)
Jardine Matheson Holdings Ltd.	1,300	84
South Africa (0.0%)
Mondi PLC	2,267	55
Spain (1.3%)
Abertis Infraestructuras SA	4,351	70
ACS Actividades de Construccion y Servicios SA	1,236	42
Amadeus IT Holding SA, Class A	1,901	96
Banco Bilbao Vizcaya Argentaria SA	111,769	867
Banco de Sabadell SA	70,186	128
Banco Popular Espanol SA	36,022	35
Banco Santander SA	229,621	1,407
Bankia SA	46,139	52
Bankinter SA	6,758	57
CaixaBank SA	36,117	155
Distribuidora Internacional de Alimentacion SA	6,513	38
Enagas SA	1,570	41
Ferrovial SA	2,422	48
Gas Natural SDG SA	2,094	46
Grifols SA	1,782	44
Iberdrola SA	36,309	260
Industria de Diseno Textil SA	9,727	343
Mediaset Espana Comunicacion SA	21,231	274
Red Electrica Corp., SA	4,530	87
Repsol SA	5,825	90
Telefonica SA	25,110	281
		4,461
Sweden (1.1%)
Assa Abloy AB, Class B	9,837	202
Atlas Copco AB, Class A	9,926	350
Atlas Copco AB, Class B	7,174	228
	Shares	Value (000)
Electrolux AB, Class B	2,950	$82
Hennes & Mauritz AB, Class B	10,362	265
Husqvarna AB, Class B	5,449	48
Investor AB, Class B	11,790	496
Modern Times Group MTG AB, Class B	443	15
Nordea Bank AB	26,050	297
Sandvik AB	15,296	229
Skandinaviska Enskilda Banken AB, Class A	14,182	158
Skanska AB, Class B	3,281	77
SKF AB, Class B	6,298	125
Svenska Cellulosa AB SCA, Class B	8,585	277
Svenska Handelsbanken AB, Class A	16,437	225
Swedbank AB, Class A	4,898	114
Swedish Match AB	4,201	137
Telefonaktiebolaget LM Ericsson, Class B	25,830	172
Telia Co AB	31,426	132
Volvo AB, Class B	8,272	122
		3,751
Switzerland (2.1%)
ABB Ltd. (Registered)	18,729	438
Adecco Group AG (Registered)	16,009	1,137
Cie Financiere Richemont SA (Registered)	2,664	211
Coca-Cola HBC AG (f)	1,136	29
Credit Suisse Group AG (Registered) (f)	8,162	121
Geberit AG (Registered)	447	193
Givaudan SA (Registered)	49	88
Julius Baer Group Ltd. (f)	1,154	58
Kuehne & Nagel International AG (Registered)	366	52
LafargeHolcim Ltd. (Registered) (f)	2,113	125
LafargeHolcim Ltd. (Registered) (f)	171	10
Lonza Group AG (Registered) (f)	261	49
Nestle SA (Registered)	19,036	1,461
Novartis AG (Registered)	11,781	874
Roche Holding AG (Genusschein)	3,206	819
SGS SA (Registered)	30	64
Sonova Holding AG (Registered)	478	66
Swatch Group AG (The)	176	63
Swiss Re AG	668	60
Swisscom AG (Registered)	372	172
Syngenta AG (Registered)	914	403
Transocean Ltd. (f)	1,622	20
UBS Group AG (Registered)	15,215	244
Zurich Insurance Group AG	1,263	337
		7,094
United Arab Emirates (0.0%)
Mediclinic International PLC	2,256	20
United Kingdom (4.4%)
3i Group PLC	5,910	56
Aberdeen Asset Management PLC	5,530	18
Admiral Group PLC	1,303	33
Aggreko PLC	1,584	18
Anglo American PLC (f)	8,504	130

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Ashtead Group PLC	3,127	$65
Associated British Foods PLC	2,284	75
AstraZeneca PLC	7,819	481
Auto Trader Group PLC (c)	6,244	31
Aviva PLC	24,622	164
Babcock International Group PLC	1,542	17
BAE Systems PLC	19,375	156
Barclays PLC	103,082	291
Barratt Developments PLC	6,174	42
Berkeley Group Holdings PLC	799	32
BHP Billiton PLC	12,962	200
BP PLC	114,221	655
British American Tobacco PLC	11,552	767
British Land Co., PLC REIT	6,046	46
BT Group PLC	52,122	208
Bunzl PLC	2,063	60
Burberry Group PLC	2,739	59
Capita PLC	4,106	29
Carnival PLC	1,180	68
Centrica PLC	33,666	92
Cobham PLC	10,431	17
Compass Group PLC	10,247	193
Croda International PLC	814	36
Diageo PLC	15,437	442
Direct Line Insurance Group PLC	8,358	36
Dixons Carphone PLC	6,003	24
easyJet PLC	989	13
Experian PLC	5,973	122
G4S PLC	9,585	37
GKN PLC	10,593	48
GlaxoSmithKline PLC	30,162	627
Glencore PLC (f)	73,910	290
Hammerson PLC REIT	4,859	35
Hargreaves Lansdown PLC	1,560	25
Hikma Pharmaceuticals PLC	884	22
HSBC Holdings PLC	120,820	985
Imperial Brands PLC	6,007	291
Inmarsat PLC	2,806	30
InterContinental Hotels Group PLC	1,160	57
International Consolidated Airlines Group SA	4,904	32
International Consolidated Airlines Group SA	104,772	694
Intertek Group PLC	1,003	49
Intu Properties PLC REIT	5,786	20
Investec PLC	3,807	26
ITV PLC	22,190	61
J Sainsbury PLC	8,399	28
Johnson Matthey PLC	1,189	46
Kingfisher PLC	14,172	58
Land Securities Group PLC REIT	4,898	65
Legal & General Group PLC	36,205	112
Liberty Global PLC LiLAC, Class A (f)	251	6
Liberty Global PLC LiLAC Series C (f)	330	8
	Shares	Value (000)
Lloyds Banking Group PLC	397,262	$330
London Stock Exchange Group PLC	1,917	76
Marks & Spencer Group PLC	10,173	43
Meggitt PLC	4,791	27
Merlin Entertainments PLC (c)	4,353	26
National Grid PLC	23,220	295
NEX Group PLC	1,940	14
Next PLC	890	48
Old Mutual PLC	29,605	74
Pearson PLC	5,042	43
Persimmon PLC	1,880	49
Petrofac Ltd.	1,629	19
Provident Financial PLC	884	33
Prudential PLC	15,774	333
Randgold Resources Ltd.	589	51
Reckitt Benckiser Group PLC	3,954	361
RELX PLC	6,883	135
Rio Tinto PLC	7,533	303
Rolls-Royce Holdings PLC (f)	11,289	107
Royal Bank of Scotland Group PLC (f)	21,188	64
Royal Dutch Shell PLC, Class A	26,097	685
Royal Dutch Shell PLC, Class B	23,234	636
Royal Mail PLC	5,509	29
RSA Insurance Group PLC	6,182	45
Sage Group PLC (The)	6,619	52
Schroders PLC	828	31
Segro PLC REIT	4,725	27
Severn Trent PLC	1,454	43
Shire PLC	5,483	320
Shire PLC ADR	320	56
Sky PLC	6,356	78
Smith & Nephew PLC	5,518	84
Smiths Group PLC	2,488	51
SSE PLC	6,284	116
St. James's Place PLC	3,179	42
Standard Chartered PLC (f)	19,817	190
Standard Life PLC	11,912	53
Tate & Lyle PLC	2,921	28
Taylor Wimpey PLC	19,983	48
Tesco PLC (f)	49,850	116
TP ICAP PLC	1,585	9
Travis Perkins PLC	1,534	29
Unilever PLC	7,963	393
United Utilities Group PLC	4,213	53
Vodafone Group PLC	163,272	426
Weir Group PLC (The)	1,326	32
Whitbread PLC	1,145	57
William Hill PLC	5,408	20
WM Morrison Supermarkets PLC	13,647	41
Wolseley PLC	1,589	100
Worldpay Group PLC (c)	8,630	32
WPP PLC	7,968	175
		14,856

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (17.3%)
3M Co.	711	$136
Abbott Laboratories	7,168	318
AbbVie, Inc.	6,379	416
Abercrombie & Fitch Co., Class A	229	3
Accenture PLC, Class A	1,285	154
ACCO Brands Corp. (f)	104	1
Actelion Ltd. (f)	528	149
Adient plc	91	7
Adobe Systems, Inc. (f)	1,313	171
Advance Auto Parts, Inc.	229	34
Advanced Micro Devices, Inc. (f)	1,160	17
AdvanSix, Inc. (f)	97	3
AES Corp.	2,032	23
Aetna, Inc.	1,826	233
Aflac, Inc.	281	20
Agilent Technologies, Inc.	1,679	89
Air Products & Chemicals, Inc.	257	35
Akamai Technologies, Inc. (f)	462	28
Alcoa Corp.	147	5
Alexion Pharmaceuticals, Inc. (f)	1,037	126
Allegheny Technologies, Inc.	315	6
Allegion PLC	232	18
Allergan PLC	1,229	294
Alliant Energy Corp.	586	23
Allstate Corp. (The)	323	26
Alphabet, Inc., Class A (f)	613	520
Alphabet, Inc., Class C (f)	617	512
Altria Group, Inc.	8,443	603
Amazon.com, Inc. (f)	610	541
AMC Networks, Inc., Class A (f)	21	1
Ameren Corp.	1,488	81
American Electric Power Co., Inc.	2,597	174
American Express Co.	1,351	107
American Tower Corp. REIT	1,320	160
American Water Works Co., Inc.	586	46
Ameriprise Financial, Inc.	789	102
AmerisourceBergen Corp.	1,717	152
AMETEK, Inc.	276	15
Amgen, Inc.	3,950	648
Amphenol Corp., Class A	292	21
Anadarko Petroleum Corp.	921	57
Analog Devices, Inc.	1,455	119
Annaly Capital Management, Inc. REIT	878	10
Anthem, Inc.	1,203	199
Aon PLC	200	24
Apache Corp.	874	45
Apple, Inc.	17,573	2,525
Applied Materials, Inc.	2,359	92
Archer-Daniels-Midland Co.	2,389	110
Arconic, Inc.	443	12
AT&T, Inc.	30,982	1,287
Automatic Data Processing, Inc.	610	62
	Shares	Value (000)
AutoZone, Inc. (f)	237	$171
AvalonBay Communities, Inc. REIT	507	93
Avery Dennison Corp.	588	47
Avon Products, Inc. (f)	2,395	11
Baker Hughes, Inc.	1,355	81
Ball Corp.	279	21
Bank of America Corp.	28,880	681
Bank of New York Mellon Corp. (The)	3,464	164
Baxter International, Inc.	2,533	131
BB&T Corp.	2,120	95
Becton Dickinson and Co.	1,328	244
Bed Bath & Beyond, Inc.	520	21
Berkshire Hathaway, Inc., Class B (f)	334	56
Best Buy Co., Inc.	486	24
Biogen, Inc. (f)	1,150	314
Bioverativ, Inc. (f)	282	15
Blackhawk Network Holdings, Inc. (f)	53	2
BlackRock, Inc.	347	133
Boeing Co. (The)	1,079	191
Boston Properties, Inc. REIT	466	62
Boston Scientific Corp. (f)	7,085	176
Bristol-Myers Squibb Co.	7,116	387
Broadcom Ltd.	609	133
Brown-Forman Corp., Class B	648	30
Bunge Ltd.	326	26
C.H. Robinson Worldwide, Inc.	387	30
CA, Inc.	695	22
California Resources Corp. (f)	221	3
Campbell Soup Co.	808	46
Capital One Financial Corp.	1,237	107
Cardinal Health, Inc.	1,881	153
Care Capital Properties, Inc. REIT	161	4
CarMax, Inc. (f)	257	15
Carnival Corp.	729	43
Caterpillar, Inc.	1,507	140
CBRE Group, Inc., Class A (f)	1,869	65
CBS Corp., Class B	1,971	137
CDK Global, Inc.	270	18
Celanese Corp. Series A	220	20
Celgene Corp. (f)	3,865	481
Centene Corp. (f)	586	42
CenterPoint Energy, Inc.	2,669	74
CenturyLink, Inc.	2,736	64
Cerner Corp. (f)	1,712	101
CF Industries Holdings, Inc.	960	28
Charles Schwab Corp. (The)	2,173	89
Charter Communications, Inc., Class A (f)	496	162
Chemours Co. (The)	294	11
Chesapeake Energy Corp. (f)	1,564	9
Chevron Corp.	3,095	332
Chipotle Mexican Grill, Inc. (f)	223	99
Chubb Ltd.	158	22
Church & Dwight Co., Inc.	586	29

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Cigna Corp.	1,472	$216
Cintas Corp.	454	57
Cisco Systems, Inc.	14,172	479
CIT Group, Inc.	595	26
Citigroup, Inc.	5,062	303
Citrix Systems, Inc. (f)	609	51
Cliffs Natural Resources, Inc. (f)	337	3
Clorox Co. (The)	737	99
CME Group, Inc.	211	25
CMS Energy Corp.	880	39
Coach, Inc.	593	25
Coca-Cola Co.	20,106	853
Coca-Cola European Partners PLC	745	28
Cognizant Technology Solutions Corp., Class A (f)	1,808	108
Colgate-Palmolive Co.	5,200	381
Comcast Corp., Class A	10,638	400
Comerica, Inc.	222	15
Conagra Brands, Inc.	2,116	85
Concho Resources, Inc. (f)	360	46
Conduent, Inc. (f)	387	6
ConocoPhillips	2,285	114
CONSOL Energy, Inc.	609	10
Consolidated Edison, Inc.	1,686	131
Constellation Brands, Inc., Class A	819	133
Corning, Inc.	1,504	41
Costco Wholesale Corp.	3,104	521
Coty, Inc., Class A	1,466	27
CR Bard, Inc.	649	161
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp. REIT	896	85
Crown Holdings, Inc. (f)	280	15
CST Brands, Inc.	219	11
CSX Corp.	2,158	100
Cummins, Inc.	661	100
CVS Health Corp.	3,159	248
Danaher Corp.	1,763	151
Darden Restaurants, Inc.	304	25
DaVita, Inc. (f)	746	51
Deere & Co.	918	100
Dell Technologies, Inc. - VMware, Inc., Class V (f)	652	42
Denbury Resources, Inc. (f)	304	1
DENTSPLY SIRONA, Inc.	586	37
Devon Energy Corp.	742	31
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc. (f)	43	1
Discover Financial Services	1,039	71
Discovery Communications, Inc., Class A (f)	582	17
Discovery Communications, Inc., Class C (f)	1,288	36
Dollar General Corp.	186	13
Dollar Tree, Inc. (f)	333	26
Dominion Resources, Inc.	3,662	284
Donnelley Financial Solutions, Inc. (f)	186	4
	Shares	Value (000)
Dover Corp.	226	$18
Dow Chemical Co. (The)	800	51
Dr. Pepper Snapple Group, Inc.	957	94
DTE Energy Co.	1,116	114
Duke Energy Corp.	3,241	266
Dun & Bradstreet Corp. (The)	306	33
Eastman Chemical Co.	262	21
Eaton Corp., PLC	868	64
eBay, Inc. (f)	2,467	83
Ecolab, Inc.	508	64
Edison International	2,167	173
Edwards Lifesciences Corp. (f)	928	87
EI du Pont de Nemours & Co.	612	49
Eli Lilly & Co.	4,191	353
Emerson Electric Co.	1,485	89
Endo International PLC (f)	586	7
Engility Holdings, Inc. (f)	18	1
Entergy Corp.	1,036	79
Envision Healthcare Corp. (f)	318	20
EOG Resources, Inc.	1,392	136
EQT Corp.	319	19
Equifax, Inc.	501	69
Equity Residential REIT	933	58
ESC Seventy Seven (f)(i)	275	—
Estee Lauder Cos., Inc. (The), Class A	1,525	129
Eversource Energy	880	52
Exelon Corp.	4,696	169
Expedia, Inc.	232	29
Expeditors International of Washington, Inc.	336	19
Express Scripts Holding Co. (f)	3,542	233
Exxon Mobil Corp.	7,766	637
Fastenal Co.	611	31
FedEx Corp.	654	128
Fidelity National Information Services, Inc.	111	9
Fifth Third Bancorp	2,931	74
First Solar, Inc. (f)	275	7
FirstEnergy Corp.	2,209	70
Fiserv, Inc. (f)	476	55
Flowserve Corp.	260	13
Fluor Corp.	306	16
FMC Corp.	342	24
Ford Motor Co.	3,159	37
Fortive Corp.	198	12
Four Corners Property Trust, Inc. REIT	274	6
Franklin Resources, Inc.	1,078	45
Freeport-McMoRan, Inc. (f)	860	11
Frontier Communications Corp.	6,112	13
GameStop Corp., Class A	316	7
Gannett Co., Inc.	116	1
Gap, Inc. (The)	536	13
General Dynamics Corp.	401	75
General Electric Co.	6,958	207
General Mills, Inc.	3,050	180

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Genuine Parts Co.	111	$10
GGP, Inc. REIT	406	9
Gilead Sciences, Inc.	6,448	438
Goldman Sachs Group, Inc. (The)	1,472	338
Grifols SA, (Preference) Class B	252	5
H&R Block, Inc.	1,097	26
Halliburton Co.	2,178	107
Halyard Health, Inc. (f)	335	13
Harris Corp.	23	3
Hartford Financial Services Group, Inc. (The)	228	11
Hasbro, Inc.	176	18
HCA Holdings, Inc. (f)	880	78
HCP, Inc. REIT	626	20
Helmerich & Payne, Inc.	340	23
Henry Schein, Inc. (f)	578	98
Hershey Co. (The)	646	71
Hess Corp.	479	23
Hewlett Packard Enterprise Co.	3,576	85
Hologic, Inc. (f)	1,416	60
Home Depot, Inc.	391	57
Honeywell International, Inc.	1,540	192
Hormel Foods Corp.	586	20
Host Hotels & Resorts, Inc. REIT	2,751	51
HP, Inc.	3,576	64
Humana, Inc.	602	124
Huntington Bancshares, Inc.	280	4
Huntington Ingalls Industries, Inc.	59	12
IDEXX Laboratories, Inc. (f)	318	49
IHS Markit Ltd. (f)	907	38
ILG, Inc.	199	4
Illinois Tool Works, Inc.	884	117
Illumina, Inc. (f)	640	109
IMI PLC	1,678	25
Ingersoll-Rand PLC	287	23
Ingevity Corp. (f)	30	2
Intel Corp.	6,146	222
Intercontinental Exchange, Inc.	1,290	77
International Business Machines Corp.	2,471	430
International Flavors & Fragrances, Inc.	233	31
International Game Technology PLC	299	7
International Paper Co.	310	16
Interpublic Group of Cos., Inc. (The)	1,611	40
Intuit, Inc.	902	105
Intuitive Surgical, Inc. (f)	315	241
Invesco Ltd.	1,341	41
Iron Mountain, Inc. REIT	878	31
ITT, Inc.	219	9
Jabil Circuit, Inc.	222	6
Jacobs Engineering Group, Inc.	311	17
Janus Capital Group, Inc.	111	1
JB Hunt Transport Services, Inc.	228	21
JC Penney Co., Inc. (f)	222	1
	Shares	Value (000)
JM Smucker Co. (The)	677	$89
Johnson & Johnson	11,635	1,449
Johnson Controls International PLC	916	39
Joy Global, Inc.	231	7
JPMorgan Chase & Co.	12,857	1,129
Juniper Networks, Inc.	1,911	53
KBR, Inc.	262	4
Kellogg Co.	1,246	90
KeyCorp	3,485	62
Keysight Technologies, Inc. (f)	349	13
Kimberly-Clark Corp.	2,187	288
Kimco Realty Corp. REIT	839	19
KLA-Tencor Corp.	649	62
Knowles Corp. (f)	113	2
Kohl's Corp.	689	27
Koninklijke Ahold Delhaize N.V.	23,895	511
Kraft Heinz Co. (The)	2,401	218
Kroger Co. (The)	6,888	203
L Brands, Inc.	751	35
L3 Technologies, Inc.	111	18
Laboratory Corp. of America Holdings (f)	647	93
Lam Research Corp.	322	41
Lamb Weston Holdings, Inc.	314	13
Las Vegas Sands Corp.	655	37
Legg Mason, Inc.	604	22
Leucadia National Corp.	832	22
Level 3 Communications, Inc. (f)	880	50
Li & Fung Ltd. (h)	32,000	14
Liberty Global PLC, Class A (f)	861	31
Liberty Global PLC Series C (f)	1,889	66
Liberty Property Trust REIT	309	12
Lockheed Martin Corp.	343	92
Loews Corp.	366	17
LogMeIn, Inc.	104	10
Lowe's Cos., Inc.	2,133	175
LSC Communications, Inc.	186	5
LyondellBasell Industries N.V., Class A	314	29
M&T Bank Corp.	292	45
Macerich Co. (The) REIT	267	17
Macy's, Inc.	173	5
Mallinckrodt PLC (f)	542	24
Manpowergroup, Inc.	479	49
Marathon Oil Corp.	1,265	20
Marathon Petroleum Corp.	1,346	68
Marriott International, Inc., Class A	836	79
Marriott Vacations Worldwide Corp.	194	19
Marsh & McLennan Cos., Inc.	366	27
Marvell Technology Group Ltd.	929	14
Mastercard, Inc., Class A	3,120	351
Mattel, Inc.	505	13
Maxim Integrated Products, Inc.	610	27
McCormick & Co., Inc.	318	31
McDonald's Corp.	1,682	218

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
McKesson Corp.	1,267	$188
Mead Johnson Nutrition Co.	1,159	103
Medtronic PLC	6,410	516
Merck & Co., Inc.	12,398	788
MetLife, Inc.	330	17
MGM Resorts International	854	23
Microchip Technology, Inc.	283	21
Micron Technology, Inc. (f)	1,786	52
Microsoft Corp.	12,620	831
Molson Coors Brewing Co., Class B	1,033	99
Mondelez International, Inc., Class A	6,823	294
Monsanto Co.	886	100
Monster Beverage Corp. (f)	1,173	54
Moody's Corp.	415	46
Mosaic Co. (The)	548	16
Motorola Solutions, Inc.	449	39
Murphy Oil Corp.	274	8
Murphy USA, Inc. (f)	228	17
Mylan N.V. (f)	1,814	71
NASDAQ, Inc.	892	62
National Oilwell Varco, Inc.	1,339	54
Navient Corp.	1,730	26
NetApp, Inc.	1,076	45
Netflix, Inc. (f)	615	91
NetScout Systems, Inc. (f)	2,293	87
New York Community Bancorp, Inc.	1,401	20
Newfield Exploration Co. (f)	316	12
Newmont Mining Corp.	881	29
News Corp., Class A	1,351	18
News Corp., Class B	305	4
NextEra Energy, Inc.	2,040	262
NIKE, Inc., Class B	2,112	118
NiSource, Inc.	944	22
Noble Corp., PLC	331	2
Noble Energy, Inc.	890	31
Nordstrom, Inc.	210	10
Norfolk Southern Corp.	1,290	144
Northern Trust Corp.	33	3
Northrop Grumman Corp.	309	73
NOW, Inc. (f)	307	5
NRG Energy, Inc.	880	16
Nucor Corp.	326	19
NVIDIA Corp.	1,116	122
O'Reilly Automotive, Inc. (f)	293	79
Occidental Petroleum Corp.	2,337	148
Omnicom Group, Inc.	781	67
ONE Gas, Inc.	322	22
ONEOK, Inc.	870	48
Oracle Corp.	7,781	347
Owens-Illinois, Inc. (f)	242	5
PACCAR, Inc.	926	62
Paragon Offshore PLC (f)	303	—	@
	Shares	Value (000)
Patterson Cos., Inc.	494	$22
Paychex, Inc.	593	35
PayPal Holdings, Inc. (f)	2,467	106
Peabody Energy Corp. (f)	168	—	@
Pentair PLC	189	12
People's United Financial, Inc.	347	6
PepsiCo, Inc.	6,068	679
PerkinElmer, Inc.	318	18
Perrigo Co., PLC	539	36
Pfizer, Inc.	25,590	875
PG&E Corp.	2,463	163
Philip Morris International, Inc.	6,855	774
Phillips 66	1,353	107
Pinnacle West Capital Corp.	318	27
Pioneer Natural Resources Co.	282	53
Pitney Bowes, Inc.	881	12
PNC Financial Services Group, Inc. (The)	1,409	169
PPG Industries, Inc.	324	34
PPL Corp.	3,161	118
Praxair, Inc.	569	67
Procter & Gamble Co. (The)	13,575	1,220
Progressive Corp. (The)	239	9
ProLogis, Inc. REIT	1,349	70
Prudential Financial, Inc.	200	21
Public Service Enterprise Group, Inc.	2,890	128
Public Storage REIT	866	190
QEP Resources, Inc. (f)	423	5
QIAGEN N.V. (f)	2,273	66
QUALCOMM, Inc.	4,136	237
Quality Care Properties, Inc. REIT (f)	125	2
Quest Diagnostics, Inc.	648	64
Ralph Lauren Corp.	47	4
Range Resources Corp.	447	13
Rayonier Advanced Materials, Inc.	175	2
Rayonier, Inc. REIT	305	9
Raytheon Co.	334	51
Regency Centers Corp. REIT	231	15
Regeneron Pharmaceuticals, Inc. (f)	318	123
Regions Financial Corp.	4,909	71
Republic Services, Inc.	938	59
Reynolds American, Inc.	4,345	274
Robert Half International, Inc.	600	29
Rockwell Automation, Inc.	602	94
Rockwell Collins, Inc.	302	29
Roper Technologies, Inc.	236	49
Ross Stores, Inc.	890	59
Royal Caribbean Cruises Ltd.	618	61
RR Donnelley & Sons Co.	298	4
S&P Global, Inc.	895	117
Salesforce.com, Inc. (f)	1,426	118
SCANA Corp.	294	19
Schlumberger Ltd.	3,909	305
Scripps Networks Interactive, Inc., Class A	261	20

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Sealed Air Corp.	267	$12
Sempra Energy	1,409	156
Sherwin-Williams Co. (The)	61	19
Simon Property Group, Inc. REIT	1,548	266
SLM Corp. (f)	1,730	21
Southern Co. (The)	4,808	239
Southwest Airlines Co.	358	19
Southwestern Energy Co. (f)	1,022	8
Sprint Corp. (f)	7,534	65
Stanley Black & Decker, Inc.	238	32
Staples, Inc.	1,918	17
Starbucks Corp.	2,934	171
State Street Corp.	948	75
Stericycle, Inc. (f)	297	25
Stryker Corp.	1,827	241
SunTrust Banks, Inc.	1,617	89
Symantec Corp.	2,112	65
Sysco Corp.	3,425	178
T-Mobile US, Inc. (f)	116	7
T. Rowe Price Group, Inc.	911	62
Target Corp.	798	44
TE Connectivity Ltd.	900	67
TEGNA, Inc.	233	6
Tenaris SA	3,918	67
Tenet Healthcare Corp. (f)	131	2
Texas Instruments, Inc.	3,575	288
Textron, Inc.	662	32
Thermo Fisher Scientific, Inc.	1,784	274
Tiffany & Co.	241	23
Time Warner, Inc.	2,159	211
Time, Inc.	331	6
TJX Cos., Inc. (The)	1,380	109
Travelers Cos., Inc. (The)	308	37
TripAdvisor, Inc. (f)	232	10
Twenty-First Century Fox, Inc., Class A	4,995	162
Twenty-First Century Fox, Inc., Class B	982	31
Tyson Foods, Inc., Class A	1,748	108
Union Pacific Corp.	1,410	149
United Parcel Service, Inc., Class B	1,180	127
United States Steel Corp.	321	11
United Technologies Corp.	873	98
UnitedHealth Group, Inc.	3,968	651
Universal Health Services, Inc., Class B	318	40
Urban Edge Properties REIT	154	4
Urban Outfitters, Inc. (f)	186	4
US Bancorp	4,803	247
Valero Energy Corp.	1,231	82
Varex Imaging Corp. (f)	118	4
Varian Medical Systems, Inc. (f)	615	56
Vectrus, Inc. (f)	12	—	@
Ventas, Inc. REIT	327	21
Verisk Analytics, Inc. (f)	628	51
	Shares	Value (000)
Veritiv Corp. (f)	15	$1
Verizon Communications, Inc.	31,248	1,523
Versum Materials, Inc. (f)	128	4
Vertex Pharmaceuticals, Inc. (f)	908	99
VF Corp.	922	51
Viacom, Inc., Class B	1,323	62
Visa, Inc., Class A	3,958	352
Vornado Realty Trust REIT	209	21
Wal-Mart Stores, Inc.	11,056	797
Walgreens Boots Alliance, Inc.	5,814	483
Walt Disney Co. (The)	3,384	384
Washington Prime Group, Inc. REIT	874	8
Waste Management, Inc.	1,289	94
Waters Corp. (f)	539	84
Weatherford International PLC (f)	1,496	10
WEC Energy Group, Inc.	1,830	111
Wells Fargo & Co.	13,167	733
Welltower, Inc. REIT	297	21
Western Digital Corp.	257	21
Western Union Co. (The)	1,849	38
WestRock Co.	180	9
Weyerhaeuser Co. REIT	1,119	38
Whole Foods Market, Inc.	2,266	67
Williams Cos., Inc. (The)	2,531	75
WPX Energy, Inc. (f)	1,265	17
WW Grainger, Inc.	268	62
Wyndham Worldwide Corp.	208	18
Wynn Resorts Ltd.	320	37
Xcel Energy, Inc.	2,822	125
Xerox Corp.	1,936	14
Xilinx, Inc.	648	38
Xylem, Inc.	678	34
Yahoo!, Inc. (f)	2,149	100
Yum! Brands, Inc.	1,059	68
Zimmer Biomet Holdings, Inc.	1,263	154
Zions Bancorporation	222	9
Zoetis, Inc.	4,460	238
		58,952
Total Common Stocks (Cost $129,269)		166,922
	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (f)	577	1
Safeway PDC, LLC CVR (f)	577	—	@
Total Rights (Cost $1)		1
	No. of Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f)	1,147	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	No. of Warrants	Value (000)
United States (0.0%)
Seventy Seven Energy, Inc., expires 8/1/21 (f)(i)	13	$—
Seventy Seven Energy, Inc., expires 8/1/23 (f)(i)	15	—
		—
Total Warrants (Cost $2)		5
	Shares
Short-Term Investments (19.3%)
Investment Company (18.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $63,403)	63,403,306	63,403
	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill,
0.64%, 7/27/17 (j)(k) (Cost $2,598)	$2,603	2,596
Total Short-Term Investments (Cost $66,001)		65,999
Total Investments (98.1%) (Cost $297,475) (l)(m)		334,808
Other Assets in Excess of Liabilities (1.9%)		6,342
Net Assets (100.0%)		$341,150

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(e)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2017. Maturity date disclosed is the ultimate maturity date.

(f)  Non-income producing security.

(g)  Security has been deemed illiquid at March 31, 2017.

(h)  Security trades on the Hong Kong exchange.

(i)  At March 31, 2017, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(j)  Rate shown is the yield to maturity at March 31, 2017.

(k)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(l)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(m)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $47,322,000 and the aggregate gross unrealized depreciation is approximately $9,989,000 resulting in net unrealized appreciation of approximately $37,333,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

IO  Interest Only.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	1,543		$1,188	4/5/17	$9
Australia and New Zealand Banking Group	CAD	3,818		$2,904	4/5/17	33
Australia and New Zealand Banking Group	EUR	6,263		$6,636	4/5/17	(46)
Australia and New Zealand Banking Group	NZD	1,900	EUR	1,295	4/5/17	50
Australia and New Zealand Banking Group		$3,192	EUR	3,014	4/5/17	24
Australia and New Zealand Banking Group		$1,277	EUR	1,199	4/5/17	2
Australia and New Zealand Banking Group		$32	EUR	29	4/5/17	(—	@)
Australia and New Zealand Banking Group		$204	GBP	167	4/5/17	6
Australia and New Zealand Banking Group		$810	JPY	93,261	4/5/17	28
Australia and New Zealand Banking Group		$1,542	NZD	2,134	4/5/17	(46)
Barclays Bank PLC	AUD	746		$575	4/5/17	5
Barclays Bank PLC	JPY	97,749		$880	4/5/17	2
Barclays Bank PLC		$30	JPY	3,354	4/5/17	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$144		ZAR	1,870		4/5/17	$(5)
Citibank NA	AUD	94			$71		4/5/17	(1)
Citibank NA		$14		EUR	13		4/5/17	(— @)
HSBC Bank PLC	EUR	611		NOK	5,400		4/5/17	(23)
HSBC Bank PLC	EUR	603		PLN	2,600		4/5/17	13
HSBC Bank PLC	GBP	910		EUR	1,072		4/5/17	4
HSBC Bank PLC	GBP	486			$607		4/5/17	(3)
HSBC Bank PLC	MXN	14,503			$758		4/5/17	(16)
HSBC Bank PLC	NOK	5,300		SEK	5,704		4/5/17	19
HSBC Bank PLC	PLN	7,947			$1,954		4/5/17	(50)
HSBC Bank PLC		$3		CAD	3		4/5/17	(— @)
HSBC Bank PLC		$550		EUR	519		4/5/17	4
HSBC Bank PLC		$729		HUF	207,671		4/5/17	(12)
HSBC Bank PLC		$1,158		JPY	130,320		4/5/17	12
HSBC Bank PLC		$313		MXN	6,220		4/5/17	19
HSBC Bank PLC		$—	@	NOK	—	@	4/5/17	(4)
HSBC Bank PLC		$1,242		PLN	5,047		4/5/17	31
HSBC Bank PLC		$242		SGD	340		4/5/17	1
HSBC Bank PLC		$375		THB	13,100		4/5/17	7
HSBC Bank PLC		$514		ZAR	6,560		4/5/17	(25)
HSBC Bank PLC	ZAR	8,740			$693		4/5/17	42
JPMorgan Chase Bank NA	AUD	165			$124		4/5/17	(2)
JPMorgan Chase Bank NA	CAD	739		MXN	11,200		4/5/17	42
JPMorgan Chase Bank NA	CAD	588			$436		4/5/17	(7)
JPMorgan Chase Bank NA	CHF	316			$313		4/5/17	(2)
JPMorgan Chase Bank NA	EUR	316			$333		4/5/17	(4)
JPMorgan Chase Bank NA	GBP	93		EUR	109		4/5/17	— @
JPMorgan Chase Bank NA	GBP	1,025			$1,250		4/5/17	(34)
JPMorgan Chase Bank NA	MXN	11,800		JPY	66,892		4/5/17	(29)
JPMorgan Chase Bank NA	MXN	9,770			$492		4/5/17	(30)
JPMorgan Chase Bank NA	MXN	14,451			$752		4/5/17	(20)
JPMorgan Chase Bank NA	PLN	509			$125		4/5/17	(4)
JPMorgan Chase Bank NA	SEK	3,379			$375		4/5/17	(2)
JPMorgan Chase Bank NA	THB	4,404			$124		4/5/17	(4)
JPMorgan Chase Bank NA		$396		AUD	525		4/5/17	6
JPMorgan Chase Bank NA		$1,055		CAD	1,423		4/5/17	15
JPMorgan Chase Bank NA		$9		EUR	9		4/5/17	— @
JPMorgan Chase Bank NA		$3,173		EUR	3,005		4/5/17	33
JPMorgan Chase Bank NA		$1,202		GBP	988		4/5/17	36
JPMorgan Chase Bank NA		$154		HUF	45,401		4/5/17	3
JPMorgan Chase Bank NA		$26		HUF	7,287		4/5/17	(— @)
JPMorgan Chase Bank NA		$3,402		JPY	389,216		4/5/17	94
JPMorgan Chase Bank NA		$582		JPY	64,500		4/5/17	(2)
JPMorgan Chase Bank NA		$403		MXN	7,946		4/5/17	21
JPMorgan Chase Bank NA		$248		MXN	4,750		4/5/17	6
JPMorgan Chase Bank NA		$317		PLN	1,294		4/5/17	9
JPMorgan Chase Bank NA		$45		ZAR	595		4/5/17	(1)
JPMorgan Chase Bank NA	ZAR	1,631			$122		4/5/17	— @
UBS AG	AUD	961			$726		4/5/17	(9)
UBS AG	EUR	675		CHF	720		4/5/17	(2)
UBS AG	EUR	315		SEK	3,000		4/5/17	(2)
UBS AG	EUR	9			$10		4/5/17	(— @)
UBS AG	GBP	1			$1		4/5/17	(— @)
UBS AG	HUF	260,359			$895		4/5/17	(5)
UBS AG	JPY	3,252			$29		4/5/17	(— @)
UBS AG	JPY	514,884			$4,489		4/5/17	(136)
UBS AG	SEK	88			$10		4/5/17	(— @)
UBS AG		$30		CAD	40		4/5/17	(— @)
UBS AG		$212		CHF	214		4/5/17	1
UBS AG		$356		DKK	2,500		4/5/17	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$1,446	SEK	12,977	4/5/17	$2
UBS AG		$439	ZAR	5,480	4/5/17	(31)
Bank of America NA	CHF	276		$278	4/20/17	3
Bank of America NA	EUR	414		$448	4/20/17	6
Bank of America NA	PLN	27		$7	4/20/17	—	@
Bank of Montreal	AUD	60		$47	4/20/17	—	@
Bank of Montreal	JPY	213,061		$1,907	4/20/17	(8)
Bank of Montreal		$49	ILS	179	4/20/17	—	@
Bank of New York Mellon	CHF	41		$41	4/20/17	—	@
Barclays Bank PLC	AUD	1,333		$1,028	4/20/17	10
Barclays Bank PLC	CAD	101		$76	4/20/17	(—	@)
Barclays Bank PLC	EUR	2,918		$3,159	4/20/17	44
BNP Paribas SA	CHF	81		$81	4/20/17	1
BNP Paribas SA	EUR	896		$970	4/20/17	13
BNP Paribas SA	JPY	33,058		$296	4/20/17	(1)
BNP Paribas SA		$1,551	EUR	1,432	4/20/17	(22)
BNP Paribas SA		$48	ILS	175	4/20/17	—	@
Citibank NA	AUD	378		$292	4/20/17	3
Citibank NA	CHF	88		$89	4/20/17	1
Citibank NA	EUR	8,011		$8,674	4/20/17	122
Citibank NA	JPY	206,827		$1,851	4/20/17	(8)
Citibank NA	SEK	21,041		$2,398	4/20/17	48
Citibank NA	THB	704		$20	4/20/17	(—	@)
Citibank NA		$316	SEK	2,826	4/20/17	(1)
Citibank NA		$4,579	TRY	16,678	4/20/17	(12)
Commonwealth Bank of Australia	AUD	1,318		$1,016	4/20/17	10
Commonwealth Bank of Australia	EUR	4,011		$4,342	4/20/17	60
Commonwealth Bank of Australia	NZD	19		$13	4/20/17	—	@
Commonwealth Bank of Australia		$1,562	GBP	1,250	4/20/17	5
Credit Suisse International	CHF	44		$44	4/20/17	—	@
Credit Suisse International	EUR	3,293		$3,565	4/20/17	50
Credit Suisse International		$192	ILS	699	4/20/17	1
Goldman Sachs International	AUD	486		$375	4/20/17	4
Goldman Sachs International	CHF	44		$44	4/20/17	—	@
Goldman Sachs International	EUR	6,253		$6,769	4/20/17	94
Goldman Sachs International	EUR	560		$604	4/20/17	6
Goldman Sachs International	HUF	4,523		$16	4/20/17	—	@
Goldman Sachs International		$79	GBP	63	4/20/17	—	@
Goldman Sachs International		$131	GBP	104	4/20/17	(—	@)
Goldman Sachs International	ZAR	2,571		$203	4/20/17	12
Goldman Sachs International	ZAR	8,928		$663	4/20/17	(1)
JPMorgan Chase Bank NA	AUD	304		$234	4/20/17	2
JPMorgan Chase Bank NA	CAD	43		$32	4/20/17	(—	@)
JPMorgan Chase Bank NA	CHF	139		$141	4/20/17	1
JPMorgan Chase Bank NA	JPY	1,270,959		$11,436	4/20/17	13
JPMorgan Chase Bank NA	NOK	5,069		$599	4/20/17	9
JPMorgan Chase Bank NA	SEK	12,943		$1,475	4/20/17	29
JPMorgan Chase Bank NA		$3,281	JPY	365,329	4/20/17	2
JPMorgan Chase Bank NA		$2,964	MXN	56,860	4/20/17	65
Northern Trust Company		$275	SGD	385	4/20/17	(—	@)
State Street Bank and Trust Co.	DKK	435		$63	4/20/17	1
State Street Bank and Trust Co.	EUR	744		$805	4/20/17	11
UBS AG	AUD	3,867		$2,983	4/20/17	29
UBS AG	CHF	206		$207	4/20/17	2
UBS AG	DKK	3,568		$519	4/20/17	7
UBS AG	EUR	5,217		$5,648	4/20/17	78
UBS AG	HKD	1,326		$171	4/20/17	—	@
UBS AG		$4,298	EUR	4,020	4/20/17	(6)
UBS AG		$872	GBP	695	4/20/17	(—	@)
UBS AG		$563	SGD	786	4/20/17	(—	@)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC		$291	RUB	17,145	5/5/17	$12
JPMorgan Chase Bank NA	BRL	4,641		$1,488	5/5/17	16
JPMorgan Chase Bank NA	RUB	17,145		$285	5/5/17	(17)
JPMorgan Chase Bank NA	RUB	22,751		$393	5/5/17	(8)
JPMorgan Chase Bank NA		$366	BRL	1,180	5/5/17	8
JPMorgan Chase Bank NA	ZAR	3,000		$223	5/5/17	1
UBS AG		$357	MYR	1,600	5/5/17	4
HSBC Bank PLC		$1,457	KRW	1,658,797	5/8/17	27
JPMorgan Chase Bank NA	KRW	214,329		$185	5/8/17	(7)
UBS AG		$520	GBP	415	5/8/17	— @
Citibank NA	CNH	76,741		$11,444	5/11/17	310
Citibank NA	CNH	23,577		$3,473	5/11/17	53
Citibank NA	CNH	23,648		$3,482	5/11/17	51
Citibank NA	CNH	9,493		$1,398	5/11/17	20
Citibank NA		$397	CNH	2,674	5/11/17	(9)
Citibank NA		$5,405	CNH	36,773	5/11/17	(70)
Citibank NA		$7,010	CNH	47,472	5/11/17	(122)
JPMorgan Chase Bank NA	CNH	23,577		$3,491	5/11/17	70
JPMorgan Chase Bank NA	CNH	36,228		$5,343	5/11/17	87
JPMorgan Chase Bank NA	CNH	36,228		$5,328	5/11/17	72
JPMorgan Chase Bank NA	CNH	4,921		$732	5/11/17	18
JPMorgan Chase Bank NA	CNH	8,728		$1,284	5/11/17	18
JPMorgan Chase Bank NA	CNH	2,013		$282	5/11/17	(11)
JPMorgan Chase Bank NA		$3,775	CNH	25,562	5/11/17	(66)
JPMorgan Chase Bank NA		$467	CNH	3,150	5/11/17	(10)
JPMorgan Chase Bank NA		$271	CNH	1,865	5/11/17	(1)
JPMorgan Chase Bank NA		$8,890	CNH	62,583	5/11/17	190
JPMorgan Chase Bank NA		$395	CNH	2,735	5/11/17	1
JPMorgan Chase Bank NA		$9,054	CNH	62,342	5/11/17	(9)
Goldman Sachs International	BRL	779		$247	5/18/17	— @
State Street Bank and Trust Co.	RUB	48,702		$822	5/18/17	(35)
State Street Bank and Trust Co.	RUB	35,295		$593	5/18/17	(27)
State Street Bank and Trust Co.		$963	RUB	54,819	5/18/17	1
Citibank NA	EUR	2,785		$3,036	2/1/18	17
Citibank NA	EUR	3,184		$3,464	2/1/18	12
Citibank NA		$3,071	CZK	75,235	2/1/18	(17)
Citibank NA		$3,504	CZK	86,013	2/1/18	(13)
						$1,273

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$330	Apr-17	$5
CAC 40 Index (France)	7	382	Apr-17	11
German Euro BOBL (Germany)	23	3,234	Jun-17	1
MSCI Emerging Market E Mini (United States)	485	23,314	Jun-17	576
MSCI Singapore Free Index (Singapore)	37	924	Apr-17	(— @)
S&P 500 E Mini Index (United States)	372	43,881	Jun-17	(185)
TOPIX Index (Japan)	50	6,793	Jun-17	(129)
U.S. Treasury 10 yr. Note (United States)	23	2,865	Jun-17	39
U.S. Treasury 10 yr. Ultra Long Bond (United States)	210	28,117	Jun-17	86
U.S. Treasury 2 yr. Note (United States)	97	20,996	Jun-17	29
U.S. Treasury 30 yr. Bond (United States)	5	754	Jun-17	12
U.S. Treasury Ultra Bond (United States)	3	482	Jun-17	9

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
Brent Crude Futures (United Kingdom)	36	$(1,927)	Apr-17	$(75)
Copper Future (United States)	67	(4,443)	May-17	37
Euro Stoxx 50 Index (Germany)	333	(12,171)	Jun-17	(350)
FTSE 100 Index (United Kingdom)	27	(2,461)	Jun-17	4
German Euro BTP (Germany)	20	(2,789)	Jun-17	(5)
German Euro Bund (Germany)	21	(3,616)	Jun-17	(25)
NIKKEI 225 Index (United States)	18	(1,533)	Jun-17	38
OMXS 30 Index (Sweden)	96	(1,695)	Apr-17	(17)
U.S. Treasury 5 yr. Note (United States)	3	(353)	Jun-17	(3)
				$58

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC Russian Federation	Sell	$2,370	1.00%	6/20/21	$(199)	$172	$(27)	BB+

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.47%	10/18/26	KRW	639,000	$(21)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		$7,400	19
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		3,400	(43)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.46	6/14/26	EUR	7,303	316
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.40	10/26/26		505	15
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.64	11/24/26		1,039	7
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	12/9/26		7,660	(14)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	12/9/26		7,660	(6)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.81	1/30/27		1,220	(10)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46		$640	(11)
							$252

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2017:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Short Elevators Index††	$981	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	$—	$(26)
BNP Paribas SA	Short Iron Ore Miners Index††	1,197	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	127
BNP Paribas SA	Short Iron Ore Miners Index††	584	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	74
BNP Paribas SA	Short Iron Ore Miners Index††	2,158	3 Month USD LIBOR minus 0.12%	Pay	11/16/17	—	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Citibank NA	Short U.S. Cyclicals Index††	$5,109	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	$—	$(116)
Citibank NA	Short U.S. Cyclicals Index††	5,079	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(76)
Citibank NA	Short U.S. Cyclicals Index††	1,220	3 Month USD LIBOR plus 0.12%	Pay	2/20/18	—	(11)
JPMorgan Chase Bank NA	Short U.S. Capital Goods Index	4,089	3 Month USD LIBOR plus 0.19%	Pay	3/8/18	—	27
JPMorgan Chase Bank NA	Short China Banks Index††	2,287	3 Month USD LIBOR plus 0.10%	Pay	3/15/18	—	40
							$41

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Short Elevators Index as of March 31, 2017.

Security Description	Index Weight
Barclays Short Elevators Index
Fujitec Co., Ltd.	1.31%
Kone OYJ	52.52
Schindler Holding AG	45.55
Yungtay Engineering Co., Ltd.	0.62
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short Iron Ore Miners Index as of March 31, 2017.

Security Description	Index Weight
Short Iron Ore Miners Index
African Rainbow Minerals Ltd.	1.15%
Assore Ltd.	0.28
BHP Billiton PLC	25.33
Ferrexpo PLC	0.83
Fortescue Metals Group Ltd.	9.53
Rio Tinto PLC	38.99
Vale SA	23.89
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Cyclicals Index as of March 31, 2017.

Security Description	Index Weight
Short U.S. Cyclicals Index
3M Co.	1.20%
Accenture PLC	0.77
Activision Blizzard, Inc.	0.31
Acuity Brands, Inc.	0.09
Adobe Systems, Inc.	0.68
Advance Auto Parts, Inc.	0.12
Air Products & Chemicals, Inc.	0.31
Security Description	Index Weight
Akamai Technologies, Inc.	0.11%
Alaska Air Group, Inc.	0.12
Albemarle Corp.	0.13
Allegion PLC	0.07
Alliance Data Systems Corp.	0.15
Alphabet, Inc.	5.24
Amazon.com, Inc.	3.66
American Airlines Group, Inc.	0.22
AMETEK, Inc.	0.13
Amphenol Corp.	0.23
Analog Devices, Inc.	0.43
Apple, Inc.	8.10
Applied Materials, Inc.	0.45
Arconic, Inc.	0.11
Autodesk, Inc.	0.18
Automatic Data Processing, Inc.	0.48
AutoNation, Inc.	0.03
AutoZone, Inc.	0.22
Avery Dennison Corp.	0.08
Ball Corp.	0.14
Bed Bath & Beyond, Inc.	0.06
Best Buy Co., Inc.	0.14
Boeing Co. (The)	1.06
BorgWarner, Inc.	0.09
Broadcom Ltd.	0.93
CA, Inc.	0.10
CarMax, Inc.	0.12
Carnival Corp.	0.26
Caterpillar, Inc.	0.55
CBS Corp.	0.28
CF Industries Holdings, Inc.	0.07
CH Robinson Worldwide, Inc.	0.12
Charter Communications, Inc.	0.76
Chipotle Mexican Grill, Inc.	0.13
Cintas Corp.	0.11
Cisco Systems, Inc.	1.77

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
Citrix Systems, Inc.	0.14%
Coach, Inc.	0.12
Cognizant Technology Solutions Corp.	0.38
Comcast Corp.	1.89
Corning, Inc.	0.27
CSRA, Inc.	0.05
CSX Corp.	0.47
Cummins, Inc.	0.24
Darden Restaurants, Inc.	0.11
Deere & Co.	0.33
Delphi Automotive PLC	0.23
Delta Air Lines, Inc.	0.35
Discovery Communications, Inc.	0.11
Dollar General Corp.	0.19
Dollar Tree, Inc.	0.19
Dover Corp.	0.13
Dow Chemical Co. (The)	0.74
DR Horton, Inc.	0.12
Dun & Bradstreet Corp. (The)	0.05
Eastman Chemical Co.	0.12
Eaton Corp. PLC	0.35
eBay, Inc.	0.37
Ecolab, Inc.	0.35
EI du Pont de Nemours & Co.	0.73
Electronic Arts, Inc.	0.27
Emerson Electric Co.	0.40
Equifax, Inc.	0.16
Expedia, Inc.	0.17
Expeditors International of Washington	0.11
F5 Networks, Inc.	0.10
Facebook, Inc.	3.55
Fastenal Co.	0.16
FedEx Corp.	0.50
Fidelity National Information Services	0.28
First Solar, Inc.	0.02
Fiserv, Inc.	0.26
FLIR Systems, Inc.	0.05
Flowserve Corp.	0.07
Fluor Corp.	0.08
FMC Corp.	0.10
Foot Locker, Inc.	0.11
Ford Motor Co.	0.48
Fortive Corp.	0.19
Fortune Brands Home & Security, Inc.	0.10
Freeport-McMoRan, Inc.	0.18
Gap, Inc. (The)	0.06
Garmin Ltd.	0.06
General Dynamics Corp.	0.56
General Electric Co.	2.76
General Motors Co	0.52
Genuine Parts Co.	0.15
Global Payments, Inc.	0.13
Goodyear Tire & Rubber Co. (The)	0.09
H&R Block, Inc.	0.05
Hanesbrands, Inc.	0.08
Harley-Davidson, Inc.	0.11
Harris Corp.	0.15
Hasbro, Inc.	0.12
Hewlett Packard Enterprise Co.	0.41
Home Depot, Inc. (The)	1.88
Security Description	Index Weight
Honeywell International, Inc.	0.98%
HP, Inc.	0.32
Illinois Tool Works, Inc.	0.44
Ingersoll-Rand PLC	0.22
Intel Corp.	1.85
International Business Machines Corp.	1.58
International Flavors & Fragrances, Inc.	0.11
International Paper Co.	0.22
Interpublic Group of Cos., Inc. (The)	0.10
Intuit, Inc.	0.30
Jacobs Engineering Group, Inc.	0.07
JB Hunt Transport Services, Inc.	0.08
Johnson Controls International PLC	0.41
Juniper Networks, Inc.	0.11
Kansas City Southern	0.10
KLA-Tencor Corp.	0.16
Kohl's Corp.	0.07
L Brands, Inc.	0.12
L3 Technologies, Inc.	0.13
Lam Research Corp.	0.22
Leggett & Platt, Inc.	0.07
Lennar Corp.	0.10
LKQ Corp.	0.09
Lockheed Martin Corp.	0.70
Lowe's Cos., Inc.	0.75
LyondellBasell Industries N.V.	0.32
Macy's, Inc.	0.10
Marriott International, Inc.	0.32
Martin Marietta Materials, Inc.	0.14
Masco Corp.	0.12
Mattel, Inc.	0.09
McDonald's Corp.	1.14
Michael Kors Holdings Ltd.	0.07
Microchip Technology, Inc.	0.18
Micron Technology, Inc.	0.32
Microsoft Corp.	5.35
Mohawk Industries, Inc.	0.15
Monsanto Co.	0.53
Mosaic Co. (The)	0.10
Motorola Solutions, Inc.	0.15
NetApp, Inc.	0.12
Netflix, Inc.	0.68
Newell Brands, Inc.	0.24
Newmont Mining Corp.	0.19
News Corp.	0.07
Nielsen Holdings PLC	0.14
NIKE, Inc.	0.76
Nordstrom, Inc.	0.06
Norfolk Southern Corp.	0.35
Northrop Grumman Corp.	0.44
Nucor Corp.	0.19
NVIDIA Corp.	0.69
Omnicom Group, Inc.	0.22
Oracle Corp.	1.39
O'Reilly Automotive, Inc.	0.28
PACCAR, Inc.	0.24
Parker-Hannifin Corp.	0.22
Paychex, Inc.	0.20
PayPal Holdings, Inc.	0.51
Pentair PLC	0.11

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Index Weight
Pitney Bowes, Inc.	0.03%
PPG Industries, Inc.	0.29
Praxair, Inc.	0.36
Priceline Group, Inc. (The)	0.91
PulteGroup, Inc.	0.07
PVH Corp.	0.09
Qorvo, Inc.	0.09
QUALCOMM, Inc.	0.87
Quanta Services, Inc.	0.06
Ralph Lauren Corp.	0.05
Raytheon Co.	0.47
Red Hat, Inc.	0.16
Republic Services, Inc.	0.15
Robert Half International, Inc.	0.07
Rockwell Automation, Inc.	0.21
Rockwell Collins, Inc.	0.13
Roper Technologies, Inc.	0.21
Ross Stores, Inc.	0.28
Royal Caribbean Cruises Ltd.	0.17
Ryder System, Inc.	0.04
salesforce.com, Inc.	0.56
Scripps Networks Interactive, Inc.	0.08
Seagate Technology PLC	0.14
Sealed Air Corp.	0.10
Sherwin-Williams Co. (The)	0.26
Signet Jewelers Ltd.	0.05
Skyworks Solutions, Inc.	0.19
Snap-on, Inc.	0.10
Southwest Airlines Co.	0.34
Stanley Black & Decker, Inc.	0.21
Staples, Inc.	0.06
Starbucks Corp.	0.89
Stericycle, Inc.	0.07
Symantec Corp.	0.20
Target Corp.	0.33
TE Connectivity Ltd.	0.28
TEGNA, Inc.	0.06
Teradata Corp.	0.04
Texas Instruments, Inc.	0.87
Textron, Inc.	0.13
Tiffany & Co.	0.11
Time Warner, Inc.	0.81
TJX Cos., Inc. (The)	0.54
Total System Services, Inc.	0.09
Tractor Supply Co.	0.10
TransDigm Group, Inc.	0.12
TripAdvisor, Inc.	0.05
Twenty-First Century Fox, Inc.	0.54
Ulta Beauty, Inc.	0.18
Under Armour, Inc.	0.07
Union Pacific Corp.	0.92
United Continental Holdings, Inc.	0.21
United Parcel Service, Inc.	0.77
United Rentals, Inc.	0.11
United Technologies Corp.	0.90
Urban Outfitters, Inc.	0.02
VeriSign, Inc.	0.08
Verisk Analytics, Inc.	0.13
VF Corp.	0.19
Viacom, Inc.	0.17
Security Description	Index Weight
Visa, Inc.	1.74%
Vulcan Materials Co.	0.17
Walt Disney Co. (The)	1.76
Waste Management, Inc.	0.31
Western Digital Corp.	0.25
Western Union Co. (The)	0.11
WestRock Co.	0.14
Whirlpool Corp.	0.14
WW Grainger, Inc.	0.14
Wyndham Worldwide Corp.	0.10
Wynn Resorts Ltd.	0.10
Xerox Corp.	0.07
Xilinx, Inc.	0.15
Xylem, Inc.	0.09
Yahoo!, Inc.	0.43
Yum! Brands, Inc.	0.23
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short China Banks Index as of March 31, 2017.

Security Description	Index Weight
Short China Banks Index
Bank of Communications Co., Ltd.	14.04%
China CITIC Bank Corp., Ltd.	38.57
China Everbright Bank Co., Ltd.	2.19
China Merchants Bank Co., Ltd.	27.28
China Minsheng Banking Corp., Ltd.	13.82
Chongqing Rural Commercial Bank Co., Ltd.	4.10
100.00%

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

EURIBOR  Euro Interbank Offered Rate.

KORIBOR  Korea Interbank Offered Rate.

LIBOR    London Interbank Offered Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CNH  —  Chinese Yuan Renminbi

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	49.9%
Fixed Income Securities	30.4
Short-Term Investments	19.7
Other**	0.0	***
Total Investments	100.0	%****

**   Industries and/or investment types representing less than 5% of total investments.

***   Amount is less than 0.05%.

****  Does not include open long/short futures contracts with an underlying face amount of approximately $163,060,000 with net unrealized appreciation of approximately $58,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,273,000 and does not include open swap agreements with net unrealized appreciation of approximately $465,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $234,072)	$271,405
Investment in Security of Affiliated Issuer, at Value (Cost $63,403)	63,403
Total Investments in Securities, at Value (Cost $297,475)	334,808
Foreign Currency, at Value (Cost $410)	413
Receivable for Variation Margin on Futures Contracts	5,447
Receivable for Investments Sold	2,453
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2,311
Interest Receivable	764
Dividends Receivable	451
Unrealized Appreciation on Swap Agreements	442
Tax Reclaim Receivable	181
Receivable for Fund Shares Sold	32
Receivable from Affiliate	24
Receivable for Swap Agreements Termination	2
Other Assets	114
Total Assets	347,442
Liabilities:
Payable for Investments Purchased	2,461
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,038
Due to Broker	731
Payable for Fund Shares Redeemed	657
Payable for Advisory Fees	322
Unrealized Depreciation on Swap Agreements	250
Premium Received on Open Swap Agreements	199
Payable for Custodian Fees	150
Payable for Trustees' Fees and Expenses	133
Payable for Shareholder Services Fees — Class A	52
Payable for Distribution and Shareholder Services Fees — Class L	13
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class A	54
Payable for Sub Transfer Agency Fees — Class L	8
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	47
Bank Overdraft	29
Payable for Administration Fees	23
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	14
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Variation Margin on Swap Agreements	8
Payable for Organization Costs for Subsidiary	—	@
Other Liabilities	94
Total Liabilities	6,292
Net Assets	$341,150
Net Assets Consist Of:
Paid-in-Capital	$302,058
Distributions in Excess of Net Investment Income	(41)
Accumulated Net Realized Gain	1
Unrealized Appreciation (Depreciation) on:
Investments	37,333
Futures Contracts	58
Swap Agreements	465
Foreign Currency Forward Exchange Contracts	1,273
Foreign Currency Translations	3
Net Assets	$341,150

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$75,356
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,650,071
Net Asset Value, Offering and Redemption Price Per Share	$16.21
CLASS A:
Net Assets	$243,819
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	15,156,397
Net Asset Value, Redemption Price Per Share	$16.09
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.89
Maximum Offering Price Per Share	$16.98
CLASS L:
Net Assets	$20,475
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,282,429
Net Asset Value, Offering and Redemption Price Per Share	$15.97
CLASS C:
Net Assets	$1,372
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	86,177
Net Asset Value, Offering and Redemption Price Per Share	$15.92
CLASS IS:
Net Assets	$128
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,888
Net Asset Value, Offering and Redemption Price Per Share	$16.21

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $114 of Foreign Taxes Withheld)	$1,780
Interest from Securities of Unaffiliated Issuers	1,482
Dividends from Security of Affiliated Issuer (Note G)	86
Total Investment Income	3,348
Expenses:
Advisory Fees (Note B)	773
Shareholder Services Fees — Class A (Note D)	307
Distribution and Shareholder Services Fees — Class L (Note D)	79
Distribution and Shareholder Services Fees — Class C (Note D)	7
Sub Transfer Agency Fees — Class I	15
Sub Transfer Agency Fees — Class A	125
Sub Transfer Agency Fees — Class L	15
Sub Transfer Agency Fees — Class C	1
Custodian Fees (Note F)	140
Administration Fees (Note C)	137
Professional Fees	73
Pricing Fees	65
Organization Costs for Subsidiary	50
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	20
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	29
Registration Fees	25
Trustees' Fees and Expenses	3
Other Expenses	10
Expenses Before Non Operating Expenses	1,884
Bank Overdraft Expense	— @
Total Expenses	1,884
Waiver of Advisory Fees (Note B)	(88)
Rebate from Morgan Stanley Affiliate (Note G)	(31)
Reimbursement of Class Specific Expenses — Class I (Note B)	(10)
Reimbursement of Class Specific Expenses — Class L (Note B)	(4)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	1,749
Net Investment Income	1,599
Realized Gain (Loss):
Investments Sold	4,336
Investments in Affiliates	(18)
Foreign Currency Forward Exchange Contracts	1,070
Foreign Currency Transactions	487
Futures Contracts	6,285
Swap Agreements	(777)
Net Realized Gain	11,383
Change in Unrealized Appreciation (Depreciation):
Investments	(2,068)
Investments in Affiliates	20
Foreign Currency Forward Exchange Contracts	1,113
Foreign Currency Translations	11
Futures Contracts	(476)
Swap Agreements	484
Net Change in Unrealized Appreciation (Depreciation)	(916)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	10,467
Net Increase in Net Assets Resulting from Operations	$12,066

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016* (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,599	$5,899
Net Realized Gain	11,383	5,469
Net Change in Unrealized Appreciation (Depreciation)	(916)	17,291
Net Increase in Net Assets Resulting from Operations	12,066	28,659
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(830)	—
Net Realized Gain	—	(87)
Class A:
Net Investment Income	(1,982)	—
Net Realized Gain	—	(309)
Class L:
Net Investment Income	(40)	—
Net Realized Gain	—	(27)
Class C:
Net Realized Gain	—	(2)
Class IS:
Net Investment Income	(2)	—
Net Realized Gain	—	(— @)
Total Distributions	(2,854)	(425)
Capital Share Transactions:(1)
Class I:
Subscribed	3,281	9,802
Distributions Reinvested	828	86
Redeemed	(4,872)	(25,460)
Class A:
Subscribed	1,639	3,171
Distributions Reinvested	1,946	304
Redeemed	(26,345)	(51,527)
Class L:
Exchanged	752	2,564
Distributions Reinvested	40	27
Redeemed	(3,992)	(5,770)
Class C:
Subscribed	83	800
Distributions Reinvested	—	2
Redeemed	(367)	(681)
Class IS:
Subscribed	— @	128
Distributions Reinvested	1	—
Redeemed	(20)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,026)	(66,554)
Total Decrease in Net Assets	(17,814)	(38,320)
Net Assets:
Beginning of Period	358,964	397,284
End of Period (Including Distributions in Excess of Net Investment Income and Accumulated Undistributed Net Investment Income of $(41) and $1,214, respectively)	$341,150	$358,964

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016* (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	210	648
Shares Issued on Distributions Reinvested	53	6
Shares Redeemed	(311)	(1,711)
Net Decrease in Class I Shares Outstanding	(48)	(1,057)
Class A:
Shares Subscribed	104	211
Shares Issued on Distributions Reinvested	127	21
Shares Redeemed	(1,694)	(3,439)
Net Decrease in Class A Shares Outstanding	(1,463)	(3,207)
Class L:
Shares Exchanged	48	174
Shares Issued on Distributions Reinvested	3	2
Shares Redeemed	(259)	(389)
Net Decrease in Class L Shares Outstanding	(208)	(213)
Class C:
Shares Subscribed	6	55
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(24)	(45)
Net Increase (Decrease) in Class C Shares Outstanding	(18)	10
Class IS:
Shares Subscribed	— @@	8
Shares Issued on Distributions Reinvested	— @@	—
Shares Redeemed	(1)	—
Net Increase (Decrease) in Class IS Shares Outstanding	(1)	8

*  Not consolidated.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)(2)		2015(2)		2014(2)		2013(2)		2012(2)
Net Asset Value, Beginning of Period	$15.79		$14.58		$16.99		$16.96		$15.22		$12.50
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.10		0.28		0.28		0.34		0.35		0.14
Net Realized and Unrealized Gain (Loss)	0.50		0.95		(1.73)		1.15		1.44		2.79
Total from Investment Operations	0.60		1.23		(1.45)		1.49		1.79		2.93
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		—		(0.35)		(0.23)		(0.05)		(0.21)
Net Realized Gain	—		(0.02)		(0.61)		(1.23)		—		—
Total Distributions	(0.18)		(0.02)		(0.96)		(1.46)		(0.05)		(0.21)
Net Asset Value, End of Period	$16.21		$15.79		$14.58		$16.99		$16.96		$15.22
Total Return (4)	3.84	%(7)	8.42	%(5)	(8.87)%		9.37%		11.79%		23.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,356		$74,158		$83,930		$72,952		$52,170		$23,756
Ratio of Expenses to Average Net Assets (9)	0.72	%(6)	0.68	%(6)	0.73	%(6)	0.72	%(6)	0.69	%(6)	1.37	%(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.72	%(6)(8)	N/A		N/A		N/A		0.76	%(6)	N/A
Ratio of Net Investment Income to Average Net Assets (9)	1.24	%(6)(8)	1.84	%(6)	1.78	%(6)	1.99	%(6)	2.18	%(6)	1.01	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(8)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	108	%(7)	103%		98%		62%		107%		168%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.82	%(8)	0.81%		0.83%		0.83%		0.82%		N/A
Net Investment Income to Average Net Assets	1.14	%(8)	1.71%		1.68%		1.88%		2.05%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been 0.05% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.05% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.21%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Not Annualized.

(8)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)(2)		2015(2)		2014(2)		2013(2)		2012(2)
Net Asset Value, Beginning of Period	$15.64		$14.50		$16.88		$16.88		$15.18		$12.47
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.07		0.23		0.23		0.27		0.42		0.10
Net Realized and Unrealized Gain (Loss)	0.51		0.93		(1.71)		1.15		1.32		2.79
Total from Investment Operations	0.58		1.16		(1.48)		1.42		1.74		2.89
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		—		(0.29)		(0.19)		(0.04)		(0.18)
Net Realized Gain	—		(0.02)		(0.61)		(1.23)		—		—
Total Distributions	(0.13)		(0.02)		(0.90)		(1.42)		(0.04)		(0.18)
Net Asset Value, End of Period	$16.09		$15.64		$14.50		$16.88		$16.88		$15.18
Total Return (4)	3.71	%(8)	7.98	%(5)	(9.16)%		9.02%		11.49%		23.33%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$243,819		$259,999		$287,438		$365,642		$373,559		$20,487
Ratio of Expenses to Average Net Assets (10)	1.06	%(6)(9)	0.99	%(6)	1.05	%(6)	1.07	%(6)	0.47	%(6)(7)	1.64	%(6)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.06	%(6)(9)	N/A		N/A		N/A		1.03	%(6)(7)	N/A
Ratio of Net Investment Income to Average Net Assets (10)	0.90	%(6)(9)	1.56	%(6)	1.44	%(6)	1.64	%(6)	2.60	%(6)(7)	0.69	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(9)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	108	%(8)	103%		98%		62%		107%		168%
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%(9)	1.11%		1.11%		1.14%		1.11%		N/A
Net Investment Income to Average Net Assets	0.83	%(9)	1.44%		1.38%		1.57%		1.96%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been 0.07% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.27% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 7.71%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class A shares. Prior to September 16, 2013, the maximum ratio was 0.99% for Class A shares.

(8)  Not Annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2017		Year Ended September 30,								Period from April 27, 2012(3) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)(2)		2015(2)		2014(2)		2013(2)		September 30, 2012(2)
Net Asset Value, Beginning of Period	$15.47		$14.41		$16.79		$16.78		$15.15		$14.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (4)	0.03		0.15		0.15		0.19		0.23		(0.02)
Net Realized and Unrealized Gain (Loss)	0.50		0.93		(1.72)		1.15		1.42		0.78
Total from Investment Operations	0.53		1.08		(1.57)		1.34		1.65		0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		—		(0.20)		(0.10)		(0.02)		(0.03)
Net Realized Gain	—		(0.02)		(0.61)		(1.23)		—		—
Total Distributions	(0.03)		(0.02)		(0.81)		(1.33)		(0.02)		(0.03)
Net Asset Value, End of Period	$15.97		$15.47		$14.41		$16.79		$16.78		$15.15
Total Return (5)	3.43	%(9)	7.47	%(6)	(9.66)%		8.49%		10.91%		5.30	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,475		$23,051		$24,544		$28,032		$29,025		$11
Ratio of Expenses to Average Net Assets (11)	1.57	%(7)(10)	1.52	%(7)	1.58	%(7)	1.57	%(7)	1.42	%(7)(8)	2.39	%(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.57	%(7)(10)	N/A		N/A		N/A		1.49	%(7)(8)	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (11)	0.38	%(7)(10)	1.03	%(7)	0.93	%(7)	1.14	%(7)	1.44	%(7)(8)	(0.29	)%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.01%		0.01%		0.02%		0.01%		0.03	%(10)
Portfolio Turnover Rate	108	%(9)	103%		98%		62%		107%		168	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.67	%(10)	1.64%		1.69	%(10)	1.70%		1.54%		N/A
Net Investment Income to Average Net Assets	0.28	%(10)	0.91%		0.82	%(10)	1.01%		1.32%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been 0.06% higher and the Ratio of Net Investment Income (Loss) to Average Net Assets would have been 0.06% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Commencement of Offering.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 7.27%.

(7)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.59% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.49% for Class L shares.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)(3)		Period from April 30, 2015(2) to September 30, 2015(3)
Net Asset Value, Beginning of Period	$15.42		$14.41		$16.03
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.01		0.10		0.03
Net Realized and Unrealized Gain (Loss)	0.49		0.93		(1.65)
Total from Investment Operations	0.50		1.03		(1.62)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.02)		—
Net Asset Value, End of Period	$15.92		$15.42		$14.41
Total Return (5)	3.24	%(8)	7.13	%(6)	(10.11	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,372		$1,613		$1,363
Ratio of Expenses to Average Net Assets (10)	1.82	%(7)(9)	1.81	%(7)	1.83	%(7)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.82	%(7)(9)	N/A		N/A
Ratio of Net Investment Income to Average Net Assets (10)	0.12	%(7)(9)	0.71	%(7)	0.54	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(9)	0.01%		0.01	%(9)
Portfolio Turnover Rate	108	%(8)	103%		98	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.01	%(9)	1.94%		2.28	%(9)
Net Investment Income (Loss) to Average Net Assets	(0.07	)%(9)	0.58%		0.09	%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets would have been 0.02% higher and the Ratio of Net Investment Income to Average Net Assets would have been 0.02% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 6.92%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Not Annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Consolidated Financial Highlights

Global Strategist Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)(3)		Period from May 29, 2015(2) to September 30, 2015(3)
Net Asset Value, Beginning of Period	$15.79		$14.59		$15.97
Income (Loss) from Investment Operations:
Net Investment Income (4)	0.10		0.26		0.09
Net Realized and Unrealized Gain (Loss)	0.50		0.96		(1.47)
Total from Investment Operations	0.60		1.22		(1.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		—		—
Net Realized Gain	—		(0.02)		—
Total Distributions	(0.18)		(0.02)		—
Net Asset Value, End of Period	$16.21		$15.79		$14.59
Total Return (5)	3.87	%(9)	8.42	%(6)	(8.70	)%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$128		$143		$9
Ratio of Expenses to Average Net Assets (11)	0.69	%(7)(10)	0.70	%(7)	0.71	%(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.69	%(7)(10)	N/A		N/A
Ratio of Net Investment Income to Average Net Assets (11)	1.27	%(7)(10)	1.68	%(7)	1.66	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(10)	0.01%		0.00	%(8)(10)
Portfolio Turnover Rate	108	%(9)	103%		98	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.02	%(10)	5.44%		16.27	%(10)
Net Investment Loss to Average Net Assets	(0.06	)%(10)	(3.06)%		(13.90	)%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Performance was positively impacted by approximately 0.35% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 8.07%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Amount is less than 0.005%.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

On April 30, 2015, the Fund suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

Effective October 3, 2016, the Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 31, 2017, the Subsidiary represented approximately $14,980,000 or approximately 4.39% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$266	$—		$266
Agency Fixed Rate Mortgages	—	7,089	—		7,089
Asset-Backed Securities	—	364	—		364
Collateralized Mortgage Obligations — Agency Collateral Series	—	178	—		178
Commercial Mortgage- Backed Securities	—	2,370	—		2,370
Corporate Bonds	—	30,116	—		30,116
Mortgages — Other	—	2,019	—		2,019
Sovereign	—	57,163	—		57,163
U.S. Treasury Securities	—	2,316	—		2,316
Total Fixed Income Securities	—	101,881	—		101,881
Common Stocks
Aerospace & Defense	1,159	—	—		1,159
Air Freight & Logistics	620	—	—		620
Airlines	825	—	—		825
Auto Components	1,345	—	—		1,345
Automobiles	4,656	—	—		4,656
Banks	20,633	—	—	†	20,633	†
Beverages	3,943	—	—		3,943
Biotechnology	3,466	—	—		3,466
Building Products	2,424	—	—		2,424
Capital Markets	3,969	—	—		3,969
Chemicals	4,533	—	—		4,533
Commercial Services & Supplies	914	—	—		914
Communications Equipment	1,008	—	—		1,008
Construction & Engineering	3,038	—	—		3,038
Construction Materials	803	—	—		803
Consumer Finance	365	—	—		365
Containers & Packaging	241	—	—		241
Distributors	10	—	—		10
Diversified Consumer Services	27	—	—		27
Diversified Financial Services	970	—	—		970

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Diversified Telecommunication Services	$4,696	$776		$—		$5,472
Electric Utilities	3,479	—		—		3,479
Electrical Equipment	1,330	—		—		1,330
Electronic Equipment, Instruments & Components	1,188	—		—		1,188
Energy Equipment & Services	862	—		—	†	862	†
Equity Real Estate Investment Trusts (REITs)	2,501	—		—		2,501
Food & Staples Retailing	4,417	—		—		4,417
Food Products	3,825	—		—		3,825
Gas Utilities	384	—		—		384
Health Care Equipment & Supplies	3,345	—		—		3,345
Health Care Providers & Services	3,141	—		—		3,141
Health Care Technology	101	—		—		101
Hotels, Restaurants & Leisure	2,720	—		—		2,720
Household Durables	916	—		—		916
Household Products	3,147	—		—		3,147
Independent Power and Renewable Electricity Producers	111	—		—		111
Industrial Conglomerates	2,363	—		—		2,363
Information Technology Services	3,732	—		—		3,732
Insurance	4,945	—		—		4,945
Internet & Direct Marketing Retail	1,171	—		—		1,171
Internet Software & Services	1,351	—		—		1,351
Leisure Products	31	—		—		31
Life Sciences Tools & Services	689	—		—		689
Machinery	3,306	—		—		3,306
Marine	212	—		—		212
Media	4,077	—		—		4,077
Metals & Mining	2,855	—	@	—		2,855
Multi-Utilities	2,180	—		—		2,180
Multi-Line Retail	356	—		—		356
Oil, Gas & Consumable Fuels	7,800	—	†	—		7,800	†
Paper & Forest Products	362	—		—		362
Personal Products	2,077	—		—		2,077
Pharmaceuticals	10,672	—		—		10,672
Professional Services	2,644	—		—		2,644
Real Estate Management & Development	1,434	—		—		1,434
Road & Rail	2,526	—		—		2,526
Semiconductors & Semiconductor Equipment	2,199	—		—	@	2,199
Software	2,995	—		—		2,995
Specialty Retail	1,725	—		—		1,725
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Tech Hardware, Storage & Peripherals	$3,261	$—	$—		$3,261
Textiles, Apparel & Luxury Goods	1,987	—	—		1,987
Thrifts & Mortgage Finance	20	—	—		20
Tobacco	3,129	—	—		3,129
Trading Companies & Distributors	1,446	—	—		1,446
Transportation Infrastructure	1,588	—	—		1,588
Water Utilities	142	—	—		142
Wireless Telecommunication Services	1,759	—	—		1,759
Total Common Stocks	166,146	776 †	—	@†	166,922 †
Rights	—	1	—		1
Warrants	5	—	—	†	5 †
Short-Term Investments
Investment Company	63,403	—	—		63,403
U.S. Treasury Securities	—	2,596	—		2,596
Total Short-Term Investments	63,403	2,596	—		65,999
Foreign Currency Forward Exchange Contracts	—	2,311	—		2,311
Futures Contracts	847	—	—		847
Credit Default Swap Agreement	—	172	—		172
Interest Rate Swap Agreements	—	357	—		357
Total Return Swap Agreements	—	270	—		270
Total Assets	230,401	108,364 †	—	@†	338,765 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,038)	—		(1,038)
Futures Contracts	(789)	—	—		(789)
Interest Rate Swap Agreements	—	(105)	—		(105)
Total Return Swap Agreements	—	(229)	—		(229)
Total Liabilities	(789)	(1,372)	—		(2,161)
Total	$229,612	$106,992 †	$—	@†	$336,604 †

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, securities with a total value of approximately $776,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

quoted prices at September 30, 2016 were valued using other significant observable inputs at March 31, 2017.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Warrants (000)
Beginning Balance	$—	@†	$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—	@	—
Realized gains (losses)	—		—
Ending Balance	$—	@†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$—	@	$—

@  Value is less than $500.

†  Includes one or more securities which are valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. The Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Fund's exposure to the underlying instrument. Writing call options tend to decrease the Fund's exposure to the underlying instruments. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

transaction to determine the net realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

As of March 31, 2017, the Fund did not have any outstanding purchased options.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2017.

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$2,311
Futures Contract	Variation Margin on Futures Contracts	Commodity Risk	37	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	634	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	176	(a)
Swap Agreement	Unrealized Appreciation on Swap Agreements	Credit Risk	172
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	270
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	357	(a)
Total			$3,957
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,038)
Futures Contract	Variation Margin on Futures Contracts	Commodity Risk	(75	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(681	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(33	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(229)
Swap Agreement	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(21)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(84	)(a)
Total			$(2,161)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Options Purchased	$11	(b)
Currency Risk	Foreign Currency Forward Exchange Contracts	1,070
Commodity Risk	Futures Contracts	(171)
Equity Risk	Futures Contracts	4,463
Interest Rate Risk	Futures Contracts	1,993
Credit Risk	Swap Agreements	142
Equity Risk	Swap Agreements	923
Interest Rate Risk	Swap Agreements	(1,842)
Total		$6,589
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Options Purchased	$(73	)(b)
Currency Risk	Foreign Currency Forward Exchange Contracts	1,113
Commodity Risk	Futures Contracts	(38)
Equity Risk	Futures Contracts	(550)
Interest Rate Risk	Futures Contracts	112
Equity Risk	Swap Agreements	(472)
Credit Risk	Swap Agreements	64
Interest Rate Risk	Swap Agreements	892
Total		$1,048

(b) Amounts are included in Investments in the Consolidated Statement of Operations.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

At March 31, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(c)	Assets(d) (000)	Liabilities(d) (000)
Foreign Currency Forward Exchange Contracts	$2,311	$(1,038)
Swap Agreements	442	(250)
Total	$2,753	$(1,288)

(c) Excludes exchange traded derivatives.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$152		$(92)	$—	$60
Bank of America NA	9		—	—	9
Bank of Montreal	—	@	(— @)	—	0
Bank of New York Mellon	—	@	—	—	—	@
Barclays Bank PLC	233		(26)	—	207
BNP Paribas SA	217		(14)	—	203
Citibank NA	637		(253)	(201)	183
Commonwealth Bank of Australia	75		—	—	75
Credit Suisse International	51		—	—	51
Goldman Sachs International	116		(1)	—	115
HSBC Bank PLC	191		(133)	—	58
JPMorgan Chase Bank NA	934		(291)	(530)	113
State Street Bank and Trust Co.	13		(13)	—	0
UBS AG	125		(125)	—	0
Total	$2,753		$(948)	$(731)	$1,074
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$92		$(92)	$—	$0
Bank of Montreal	8		(— @)	—	8
Barclays Bank PLC	31		(26)	—	5
BNP Paribas SA	23		(14)	—	9
Citibank NA	456		(253)	—	203
Goldman Sachs International	1		(1)	—	0
HSBC Bank PLC	133		(133)	—	0
JPMorgan Chase Bank NA	291		(291)	—	0
Northern Trust Company	—	@	—	—	—	@
State Street Bank and Trust Co.	62		(13)	—	49
UBS AG	191		(125)	—	66
Total	$1,288		$(948)	$—	$340

@ Amount is less than $500.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

For the six months ended March 31, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$243,441,000
Futures Contracts:
Average monthly original value	$253,641,000
Swap Agreements:
Average monthly notional amount	$102,713,000
Options Purchased:
Average monthly notional amount	186,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $88,000 of advisory fees were waived and approximately $16,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $159,872,000 and $117,667,000, respectively. For the six months ended March 31, 2017, purchases and sales of long-term U.S. Government securities were approximately $38,859,000 and $129,689,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $31,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$5,955	$160,495	$103,047	$86	$63,403

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

The Fund invests in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio ("Emerging Markets Portfolio"), an open-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Emerging Markets Portfolio. For the six months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Emerging Markets Portfolio.

A summary of the Fund's transactions in shares of the Emerging Markets Portfolio during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Realized Loss (000)	Value March 31, 2017 (000)
$113	$—	$114	$—	$(18)	$—

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$425	$17,981	$6,726

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments, distribution redesignations and tax adjustments on passive foreign investment companies sold by the Fund, resulted in the

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Consolidated Financial Statements (unaudited) (cont'd)

following reclassifications among the components of net assets at September 30, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(3,764)	$3,764	$—

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,855	$—

At September 30, 2016, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $8,160,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 49.5%.

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations.

Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
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Counsel to the Independent Trustees

Perkins Coie LLP
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New York, New York 10112

Independent Registered Public Accounting Firm

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200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
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© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
1784105 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

High Yield Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Privacy Notice	28
Trustee and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Expense Example (unaudited)

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
High Yield Portfolio Class I	$1,000.00	$1,051.00	$1,021.69	$3.33	$3.28	0.65%
High Yield Portfolio Class A	1,000.00	1,049.20	1,019.95	5.11	5.04	1.00
High Yield Portfolio Class L	1,000.00	1,047.90	1,018.70	6.38	6.29	1.25
High Yield Portfolio Class C	1,000.00	1,045.40	1,016.21	8.92	8.80	1.75
High Yield Portfolio Class IS	1,000.00	1,051.10	1,021.84	3.17	3.13	0.62

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.2%)
Corporate Bonds (89.4%)
Basic Materials (4.3%)
American Gilsonite Co. 17.00%, 12/31/21 (a)(b)(c)(d)	$185	$192
Chemtura Corp. 5.75%, 7/15/21	375	388
Eco Services Operations LLC/ Eco Finance Corp. 8.50%, 11/1/22 (a)	500	529
Hexion, Inc. 10.00%, 4/15/20	250	251
HudBay Minerals, Inc. 7.25%, 1/15/23 (a)	500	532
IAMGOLD Corp. 7.00%, 4/15/25 (a)	450	447
International Wire Group, Inc. 10.75%, 8/1/21 (a)	750	731
Lundin Mining Corp. 7.50%, 11/1/20 (a)	250	266
MSCI, Inc. 4.75%, 8/1/26 (a)	250	253
Prince Mineral Holding Corp. 11.50%, 12/15/19 (a)	800	816
Signode Industrial Group Lux SA/ Signode Industrial Group US, Inc. 6.38%, 5/1/22 (a)	500	515
Versum Materials, Inc. 5.50%, 9/30/24 (a)	225	233
		5,153
Communications (6.8%)
Bankrate, Inc. 6.13%, 8/15/18 (a)	250	252
Block Communications, Inc. 6.88%, 2/15/25 (a)	400	425
Cable One, Inc. 5.75%, 6/15/22 (a)	350	365
CCO Holdings LLC/ CCO Holdings Capital Corp. 5.75%, 1/15/24	350	365
Columbus Cable Barbados Ltd. 7.38%, 3/30/21 (a)	300	321
CommScope Technologies LLC 5.00%, 3/15/27 (a)	400	401
CSC Holdings LLC 5.25%, 6/1/24	500	499
DISH DBS Corp. 7.75%, 7/1/26	250	291
GCI, Inc. 6.75%, 6/1/21	250	258
Gray Television, Inc. 5.88%, 7/15/26 (a)	550	561
Intelsat Jackson Holdings SA 8.00%, 2/15/24 (a)	500	531
Lamar Media Corp. 5.75%, 2/1/26	300	322
MDC Partners, Inc. 6.50%, 5/1/24 (a)	564	541
	Face Amount (000)	Value (000)
Midcontinent Communications & Midcontinent Finance Corp. 6.88%, 8/15/23 (a)	$350	$374
Netflix, Inc. 5.88%, 2/15/25	250	269
Outfront Media Capital LLC/ Outfront Media Capital Corp. 5.63%, 2/15/24	350	367
SFR Group SA 6.00%, 5/15/22 (a)	500	520
Sinclair Television Group, Inc. 5.88%, 3/15/26 (a)	250	257
Sprint Communications, Inc. 6.00%, 11/15/22	500	513
T-Mobile USA, Inc. 5.38%, 4/15/27	375	388
Virgin Media Secured Finance PLC 5.50%, 8/15/26 (a)	250	254
		8,074
Consumer, Cyclical (17.9%)
Air Canada 7.75%, 4/15/21 (a)	500	565
Algeco Scotsman Global Finance PLC 8.50%, 10/15/18 (a)	200	191
American Airlines Group, Inc. 5.50%, 10/1/19 (a)	500	522
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/21 (a)	140	144
American Greetings Corp. 7.88%, 2/15/25 (a)	400	422
Aramark Services, Inc. 4.75%, 6/1/26	250	252
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/22 (a)	200	201
AV Homes, Inc. 8.50%, 7/1/19	500	522
Beacon Roofing Supply, Inc. 6.38%, 10/1/23	350	375
Beazer Homes USA, Inc. 8.75%, 3/15/22 (a)	500	549
Carrols Restaurant Group, Inc. 8.00%, 5/1/22	500	536
CCM Merger, Inc. 6.00%, 3/15/22 (a)	500	511
Century Communities, Inc. 6.88%, 5/15/22	500	523
Chester Downs & Marina LLC/ Chester Downs Finance Corp. 9.25%, 2/1/20 (a)	700	719
Churchill Downs, Inc. 5.38%, 12/15/21	300	314
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 7/1/19 (a)	717	703
Eagle II Acquisition Co. LLC 6.00%, 4/1/25 (a)	350	362

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Eldorado Resorts, Inc. 7.00%, 8/1/23	$400	$431
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/24 (a)	550	602
Exide Technologies 8.63%, 2/1/18 (c)(e)(f)	100	—
FelCor Lodging LP 6.00%, 6/1/25	250	263
Gibson Brands, Inc. 8.88%, 8/1/18 (a)	900	810
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22	750	739
Golden Nugget, Inc. 8.50%, 12/1/21 (a)	350	373
Greektown Holdings LLC/ Greektown Mothership Corp. 8.88%, 3/15/19 (a)	350	368
Guitar Center, Inc. 6.50%, 4/15/19 (a)	500	423
Hanesbrands, Inc. 4.88%, 5/15/26 (a)	250	247
JC Penney Corp., Inc. 8.13%, 10/1/19	250	271
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC 5.00%, 6/1/24 (a)	250	256
Lions Gate Entertainment Corp. 5.88%, 11/1/24 (a)	400	417
Mattamy Group Corp. 6.88%, 12/15/23 (a)	400	417
Meritor, Inc. 6.25%, 2/15/24	500	515
National CineMedia LLC 5.75%, 8/15/26	300	305
Neiman Marcus Group Ltd., LLC 8.75%, 10/15/21 (a)(b)	350	199
New Home Co., Inc. (The) 7.25%, 4/1/22 (a)	500	506
Oshkosh Corp. 5.38%, 3/1/22	250	260
Party City Holdings, Inc. 6.13%, 8/15/23 (a)	250	254
Playa Resorts Holding BV 8.00%, 8/15/20 (a)	378	399
Rite Aid Corp., 6.13%, 4/1/23 (a)	250	249
6.75%, 6/15/21	500	505
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. 6.13%, 8/15/21 (a)	500	510
RSI Home Products, Inc. 6.50%, 3/15/23 (a)	350	362
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/25	500	502
Silversea Cruise Finance Ltd. 7.25%, 2/1/25 (a)	500	527
	Face Amount (000)	Value (000)
Sonic Automotive, Inc. 5.00%, 5/15/23	$500	$488
Speedway Motorsports, Inc. 5.13%, 2/1/23	350	355
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp. 6.38%, 6/1/21 (a)	594	601
Tempur Sealy International, Inc. 5.50%, 6/15/26	500	494
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/22 (a)	750	619
VistaJet Malta Finance PLC/ VistaJet Co., Finance LLC 7.75%, 6/1/20 (a)	500	405
Wolverine World Wide, Inc. 5.00%, 9/1/26 (a)	250	236
		21,319
Consumer, Non-Cyclical (13.9%)
Acadia Healthcare Co., Inc., 5.13%, 7/1/22	250	254
5.63%, 2/15/23	250	260
ACCO Brands Corp. 5.25%, 12/15/24 (a)	500	504
Ahern Rentals, Inc. 7.38%, 5/15/23 (a)	400	346
Alere, Inc., 6.38%, 7/1/23 (a)	200	204
7.25%, 7/1/18	300	304
APX Group, Inc. 6.38%, 12/1/19	404	418
Beverages & More, Inc. 10.00%, 11/15/18 (a)	739	709
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/21 (a)	750	793
Bumble Bee Holdco SCA 9.63%, 3/15/18 (a)(b)	715	696
Bumble Bee Holdings, Inc. 9.00%, 12/15/17 (a)	500	489
Central Garden & Pet Co. 6.13%, 11/15/23	350	371
Cenveo Corp. 6.00%, 8/1/19 (a)	750	622
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/25 (a)(g)	525	539
Concordia International Corp. 7.00%, 4/15/23 (a)	250	49
DPx Holdings BV 7.50%, 2/1/22 (a)	100	106
DS Services of America, Inc. 10.00%, 9/1/21 (a)	304	328
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. 6.00%, 7/15/23 (a)	750	660
Envision Healthcare Corp., 5.63%, 7/15/22	400	412
6.25%, 12/1/24 (a)	250	263

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
FAGE International SA/ FAGE USA Dairy Industry, Inc. 5.63%, 8/15/26 (a)	$250	$251
Great Lakes Dredge & Dock Corp. 7.38%, 2/1/19	500	498
HCA, Inc. 5.25%, 6/15/26	250	264
Jaguar Holding Co. II/ Pharmaceutical Product Development LLC 6.38%, 8/1/23 (a)	500	522
Lamb Weston Holdings, Inc. 4.88%, 11/1/26 (a)	300	307
Live Nation Entertainment, Inc. 4.88%, 11/1/24 (a)	350	351
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC 5.50%, 4/15/25 (a)	500	463
MPH Acquisition Holdings LLC 7.13%, 6/1/24 (a)	150	162
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. 5.88%, 1/15/24	450	471
Pinnacle Operating Corp. 9.00%, 11/15/20 (a)	400	309
Quintiles IMS, Inc. 4.88%, 5/15/23 (a)	300	306
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/25 (a)	375	384
Service Corp. International 5.38%, 1/15/22	250	259
Spectrum Brands, Inc. 5.75%, 7/15/25	250	266
Team Health Holdings, Inc. 6.38%, 2/1/25 (a)	250	246
Teleflex, Inc. 4.88%, 6/1/26	200	202
Tenet Healthcare Corp. 4.63%, 6/15/20 (h)	525	530
TMS International Corp. 7.63%, 10/15/21 (a)	975	987
TreeHouse Foods, Inc. 6.00%, 2/15/24 (a)	250	263
United Rentals North America, Inc. 5.75%, 11/15/24	350	366
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23 (a)	250	195
6.13%, 4/15/25 (a)	250	193
Wells Enterprises, Inc. 6.75%, 2/1/20 (a)	350	361
		16,483
Diversified (0.8%)
Horizon Pharma, Inc. 6.63%, 5/1/23	450	443
PetSmart, Inc. 7.13%, 3/15/23 (a)	500	477
		920
	Face Amount (000)	Value (000)
Energy (14.4%)
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. 7.88%, 12/15/24 (a)	$500	$524
American Midstream Partners LP/ American Midstream Finance Corp. 8.50%, 12/15/21 (a)	500	512
Blue Racer Midstream LLC/ Blue Racer Finance Corp. 6.13%, 11/15/22 (a)	500	509
Callon Petroleum Co. 6.13%, 10/1/24 (a)	400	418
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23	800	806
Continental Resources, Inc. 5.00%, 9/15/22	500	507
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp. 6.25%, 4/1/23	250	261
Denbury Resources, Inc. 5.50%, 5/1/22	1,000	785
Endeavor Energy Resources LP/ EER Finance, Inc., 7.00%, 8/15/21 (a)	250	262
8.13%, 9/15/23 (a)	500	534
Ensco PLC 4.50%, 10/1/24	750	636
Halcon Resources Corp. 6.75%, 2/15/25 (a)	250	247
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/1/24 (a)	500	471
5.75%, 10/1/25 (a)	250	243
Holly Energy Partners LP/ Holly Energy Finance Corp. 6.00%, 8/1/24 (a)	200	211
Laredo Petroleum, Inc., 5.63%, 1/15/22	250	251
6.25%, 3/15/23	450	459
Lonestar Resources America, Inc. 8.75%, 4/15/19 (a)	800	680
Matador Resources Co., 6.88%, 4/15/23	225	236
6.88%, 4/15/23 (a)	75	79
Murphy Oil Corp. 6.88%, 8/15/24	400	425
Newfield Exploration Co. 5.38%, 1/1/26	500	525
Northern Oil and Gas, Inc. 8.00%, 6/1/20	750	656
Northern Tier Energy LLC/ Northern Tier Finance Corp. 7.13%, 11/15/20	300	313
Pacific Drilling V Ltd. 7.25%, 12/1/17 (a)	600	330
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/25 (a)	500	509
PDC Energy, Inc. 6.13%, 9/15/24 (a)	500	515

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Peabody Securities Finance Corp. 6.38%, 3/31/25 (a)	$500	$499
Rice Energy, Inc. 6.25%, 5/1/22	550	569
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.63%, 11/15/23	600	591
RSP Permian, Inc., 5.25%, 1/15/25 (a)	250	253
6.63%, 10/1/22	500	529
Seven Generations Energy Ltd. 8.25%, 5/15/20 (a)	350	367
SM Energy Co., 5.00%, 1/15/24	620	589
6.75%, 9/15/26	255	258
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. 5.50%, 9/15/24 (a)	250	253
Tesoro Logistics LP/ Tesoro Logistics Finance Corp. 6.38%, 5/1/24	350	381
Vermilion Energy, Inc. 5.63%, 3/15/25 (a)	500	497
Whiting Petroleum Corp. 5.75%, 3/15/21	500	497
		17,187
Finance (8.7%)
Baytex Energy Corp. 5.63%, 6/1/24 (a)	750	664
CNO Financial Group, Inc. 4.50%, 5/30/20	250	259
Compiler Finance Sub, Inc. 7.00%, 5/1/21 (a)	500	253
CTR Partnership LP/ CareTrust Capital Corp. 5.88%, 6/1/21	500	515
DuPont Fabros Technology LP 5.63%, 6/15/23	350	365
Equinix, Inc. 5.38%, 5/15/27	200	207
HUB International Ltd. 7.88%, 10/1/21 (a)	500	522
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 6.75%, 2/1/24 (a)	550	569
Infinity Acquisition LLC/ Infinity Acquisition Finance Corp. 7.25%, 8/1/22 (a)	250	230
Interface Security Systems Holdings, Inc./ Interface Security Systems LLC 9.25%, 1/15/18	500	502
Iron Mountain, Inc. 6.00%, 10/1/20 (a)	250	263
iStar, Inc. 6.50%, 7/1/21	500	515
Jack Ohio Finance LLC/ Jack Ohio Finance 1 Corp. 10.25%, 11/15/22 (a)	750	806
	Face Amount (000)	Value (000)
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 4/15/22 (a)	$650	$624
KCG Holdings, Inc. 6.88%, 3/15/20 (a)	750	772
Kennedy-Wilson, Inc. 5.88%, 4/1/24	250	257
MGIC Investment Corp. 5.75%, 8/15/23	400	423
MPT Operating Partnership LP/ MPT Finance Corp. 6.38%, 3/1/24	250	270
NewStar Financial, Inc. 7.25%, 5/1/20	400	409
Post Holdings, Inc. 5.00%, 8/15/26 (a)	200	192
Provident Funding Associates LP/ PFG Finance Corp. 6.75%, 6/15/21 (a)	500	512
Radian Group, Inc. 7.00%, 3/15/21	375	416
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 2/1/21	350	361
Starwood Property Trust, Inc. 5.00%, 12/15/21 (a)	250	260
Valvoline, Inc. 5.50%, 7/15/24 (a)	200	211
		10,377
Industrials (18.5%)
Apex Tool Group LLC 7.00%, 2/1/21 (a)	500	455
ARD Finance SA 7.13%, 9/15/23 (a)(b)	600	619
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/20 (a)	753	740
Belden, Inc. 5.25%, 7/15/24 (a)	500	501
BlueLine Rental Finance Corp./ BlueLine Rental LLC 9.25%, 3/15/24 (a)	500	513
Builders FirstSource, Inc. 5.63%, 9/1/24 (a)	250	255
BWAY Holding Co. 7.25%, 4/15/25 (a)(g)	200	201
CEVA Group PLC 4.00%, 5/1/18 (a)	750	727
Cleaver-Brooks, Inc. 8.75%, 12/15/19 (a)	750	773
Consolidated Container Co., LLC/ Consolidated Container Capital, Inc. 10.13%, 7/15/20 (a)	600	621
Coveris Holdings SA 7.88%, 11/1/19 (a)	450	446
CPG Merger Sub LLC 8.00%, 10/1/21 (a)	750	789
CTP Transportation Products LLC/ CTP Finance, Inc. 8.25%, 12/15/19 (a)	750	664

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Dollar Tree, Inc. 5.75%, 3/1/23	$350	$375
Eagle Materials, Inc. 4.50%, 8/1/26	250	250
Emeco Pty Ltd. 9.88%, 3/15/19 (a)	200	181
EnPro Industries, Inc., 5.88%, 9/15/22	352	366
5.88%, 9/15/22 (a)	200	208
Flex Acquisition Co., Inc. 6.88%, 1/15/25 (a)	250	256
Flexi-Van Leasing, Inc. 7.88%, 8/15/18 (a)	550	501
GCP Applied Technologies, Inc. 9.50%, 2/1/23 (a)	500	569
Gibraltar Industries, Inc. 6.25%, 2/1/21	361	372
Grinding Media, Inc./ MC Grinding Media Canada, Inc. 7.38%, 12/15/23 (a)	600	631
Iracore International Holdings, Inc. 9.50%, 6/1/18 (a)(c)(e)	400	202
JB Poindexter & Co., Inc. 9.00%, 4/1/22 (a)	350	368
Kemet Corp. 10.50%, 5/1/18	450	452
Koppers, Inc. 6.00%, 2/15/25 (a)	500	517
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/19	500	503
LMI Aerospace, Inc. 7.38%, 7/15/19	500	521
Martin Midstream Partners LP/ Martin Midstream Finance Corp. 7.25%, 2/15/21	500	508
MasTec, Inc. 4.88%, 3/15/23	500	496
Michael Baker Holdings LLC/ Michael Baker Finance Corp. 8.88%, 4/15/19 (a)(b)	534	526
Michael Baker International LLC/ CDL Acquisition Co., Inc. 8.25%, 10/15/18 (a)	350	354
Novelis Corp. 5.88%, 9/30/26 (a)	225	230
OPE KAG Finance Sub, Inc. 7.88%, 7/31/23 (a)	500	514
Park Aerospace Holdings Ltd. 5.25%, 8/15/22 (a)	250	261
Plastipak Holdings, Inc. 6.50%, 10/1/21 (a)	350	361
SAExploration Holdings, Inc. 10.00%, 4/14/19 (a)(b)	953	767
SBA Communications Corp. 4.88%, 9/1/24 (a)	300	297
Select Medical Corp. 6.38%, 6/1/21	350	355
	Face Amount (000)	Value (000)
Standard Industries, Inc. 5.00%, 2/15/27 (a)	$500	$491
Summit Materials LLC/ Summit Materials Finance Corp. 6.13%, 7/15/23	500	513
Syncreon Group BV/ Syncreon Global Finance US, Inc. 8.63%, 11/1/21 (a)	450	331
Techniplas LLC 10.00%, 5/1/20 (a)	585	563
US Concrete, Inc., 6.38%, 6/1/24	400	416
6.38%, 6/1/24 (a)	350	364
XPO Logistics, Inc. 6.13%, 9/1/23 (a)	350	365
Zachry Holdings, Inc. 7.50%, 2/1/20 (a)	750	776
		22,064
Technology (3.4%)
BCP Singapore VI Cayman Financing Co., Ltd. 8.00%, 4/15/21 (a)	450	455
Boxer Parent Co., Inc. 9.00%, 10/15/19 (a)(b)	500	501
Change Healthcare Holdings LLC/ Change Healthcare Finance, Inc. 5.75%, 3/1/25 (a)	200	206
DynCorp International, Inc. 11.88%, 11/30/20 (b)	753	723
First Data Corp. 7.00%, 12/1/23 (a)	350	376
Harland Clarke Holdings Corp. 6.88%, 3/1/20 (a)	700	712
RP Crown Parent LLC 7.38%, 10/15/24 (a)	500	523
Western Digital Corp. 7.38%, 4/1/23 (a)	500	549
		4,045
Utilities (0.7%)
DPL, Inc. 6.75%, 10/1/19	250	264
LBC Tank Terminals Holding Netherlands BV 6.88%, 5/15/23 (a)	500	521
		785
		106,407
Sovereign (0.7%)
Government (0.7%)
Shape Technologies Group, Inc. 7.63%, 2/1/20 (a)	770	793
Variable Rate Senior Loan Interests (8.1%)
Consumer, Cyclical (2.5%)
BJ's Wholesale Club, Inc., 2nd Lien Term 8.50%, 1/26/25	1,000	979

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Commercial Vehicle Group, Inc., Term Loan B 1.00%, 3/15/24 (i)	$650	$637
Neiman Marcus Group, Inc., Term Loan 4.25%, 10/25/20	497	401
Sesac Holdco II, LLC, 2nd Lien Term 8.30%, 2/10/25	1,000	1,004
		3,021
Energy (0.8%)
Gavilan Resources, LLC, 2nd Lien Term 7.00%, 2/24/24	1,000	992
Industrials (3.7%)
American Bath Group LLC, Term Loan 6.40%, 9/30/23 (d)	903	912
6.40%, 9/30/23	94	95
Associated Asphalt Partners, Term Loan B 6.40%, 3/21/24	1,000	1,007
Commercial Barge Line Co., 1st Lien Term 9.75%, 11/6/20	475	441
Coveris Holdings SA, Term B 4.65%, 5/8/19	298	298
Gruden Acquisition, Inc., 1st Lien Term 5.90%, 7/20/22	494	481
Harsco Corp., Term B 6.00%, 10/21/23	399	405
SAExploration Holdings, Inc., Term Loan 10.00%, 6/28/23	750	743
		4,382
Technology (1.1%)
Solera, LLC, Term B 4.25%, 3/3/23	748	753
Xerox Business Services LLC, Term B 6.33%, 11/18/23	499	505
		1,258
		9,653
Total Fixed Income Securities (Cost $115,195)		116,853
	Shares
Common Stocks (0.2%)
Auto Components (0.0%)
Exide Technologies (d)(j)(k) (acquisition cost — $—; acquired 6/1/15)	592	1
	Shares	Value (000)
Mining (0.1%)
American Gilsonite Co. (d)(j)(k) (acquisition cost — $—; acquired 3/30/17)	500	$178
Semiconductors & Semiconductor Equipment (0.1%)
UC Holdings, Inc. (d)(j)	2,826	74
Total Common Stocks (Cost $71)		253
Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc., Equity Linked Notes, expires 9/23/20 (d)(j) (Cost $—)	2,802	17
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,462)	1,461,937	1,462
Total Investments (99.6%) (Cost $116,728) (l)		118,585
Other Assets in Excess of Liabilities (0.4%)		463
Net Assets (100.0%)		$119,048

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Payment-in-kind security.

(c)  Non-income producing security; bond in default.

(d)  Security has been deemed illiquid at March 31, 2017.

(e)  Issuer in bankruptcy.

(f)  At March 31, 2017, the Fund held a fair valued security valued at $0, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(g)  When-issued security.

(h)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(i)  Unsettled Position. The contract rate does not take effect until settlement date.

(j)  Non-income producing security.

(k)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $179,000 and represents 0.2% of net assets.

(l)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,261,000 and the aggregate gross unrealized depreciation is approximately $2,404,000 resulting in net unrealized appreciation of approximately $1,857,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	22.3%
Consumer, Cyclical	20.5
Energy	15.3
Consumer, Non-Cyclical	13.9
Other*	12.4
Finance	8.8
Communications	6.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $115,266)	$117,123
Investment in Security of Affiliated Issuer, at Value (Cost $1,462)	1,462
Total Investments in Securities, at Value (Cost $116,728)	118,585
Cash	31
Interest Receivable	2,054
Receivable for Investments Sold	1,073
Receivable for Fund Shares Sold	40
Receivable from Affiliate	—	@
Other Assets	95
Total Assets	121,878
Liabilities:
Payable for Investments Purchased	2,632
Payable for Advisory Fees	85
Payable for Professional Fees	37
Payable for Shareholder Services Fees — Class A	13
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Fund Shares Redeemed	13
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	5
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	8
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Custodian Fees	4
Other Liabilities	20
Total Liabilities	2,830
Net Assets	$119,048
Net Assets Consist of:
Paid-in-Capital	$118,003
Accumulated Undistributed Net Investment Income	788
Accumulated Net Realized Loss	(1,600)
Unrealized Appreciation (Depreciation) on:
Investments	1,857
Net Assets	$119,048

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$54,265
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,394,662
Net Asset Value, Offering and Redemption Price Per Share	$10.06
CLASS A:
Net Assets	$60,447
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,018,436
Net Asset Value, Redemption Price Per Share	$10.04
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.45
Maximum Offering Price Per Share	$10.49
CLASS L:
Net Assets	$533
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	53,076
Net Asset Value, Offering and Redemption Price Per Share	$10.04
CLASS C:
Net Assets	$3,248
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	323,719
Net Asset Value, Offering and Redemption Price Per Share	$10.03
CLASS IS:
Net Assets	$555
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	55,214
Net Asset Value, Offering and Redemption Price Per Share	$10.06

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$4,640
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	4,641
Expenses:
Advisory Fees (Note B)	363
Shareholder Services Fees — Class A (Note D)	75
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	15
Sub Transfer Agency Fees — Class I	21
Sub Transfer Agency Fees — Class A	40
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Professional Fees	53
Administration Fees (Note C)	48
Registration Fees	22
Pricing Fees	16
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	8
Custodian Fees (Note F)	2
Trustees' Fees and Expenses	3
Other Expenses	7
Expenses Before Non Operating Expenses	684
Bank Overdraft Expense	10
Total Expenses	694
Waiver of Advisory Fees (Note B)	(148)
Reimbursement of Class Specific Expenses — Class I (Note B)	(17)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	524
Net Investment Income	4,117
Realized Gain:
Investments Sold	987
Change in Unrealized Appreciation (Depreciation):
Investments	723
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,710
Net Increase in Net Assets Resulting from Operations	$5,827

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,117	$6,893
Net Realized Gain (Loss)	987	(1,143)
Net Change in Unrealized Appreciation (Depreciation)	723	5,881
Net Increase in Net Assets Resulting from Operations	5,827	11,631
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,830)	(2,238)
Class A:
Net Investment Income	(2,035)	(3,747)
Class L:
Net Investment Income	(20)	(47)
Class C:
Net Investment Income	(89)	(123)
Class IS:
Net Investment Income	(273)	(464)
Total Distributions	(4,247)	(6,619)
Capital Share Transactions:(1)
Class I:
Subscribed	10,290	41,355
Distributions Reinvested	1,831	2,236
Redeemed	(8,535)	(9,900)
Class A:
Subscribed	7,954	20,138
Distributions Reinvested	2,024	3,727
Redeemed	(9,501)	(21,559)
Class L:
Exchanged	—	99
Distributions Reinvested	19	47
Redeemed	(121)	(624)
Class C:
Subscribed	477	2,155
Distributions Reinvested	86	121
Redeemed	(263)	(752)
Class IS:
Subscribed	3,090	13,688
Redeemed	(16,337)	(1,580)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,986)	49,151
Total Increase (Decrease) in Net Assets	(7,406)	54,163
Net Assets:
Beginning of Period	126,454	72,291
End of Period (Including Accumulated Undistributed Net Investment Income of $788 and $918)	$119,048	$126,454
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,032	4,503
Shares Issued on Distributions Reinvested	184	237
Shares Redeemed	(861)	(1,053)
Net Increase in Class I Shares Outstanding	355	3,687
Class A:
Shares Subscribed	799	2,115
Shares Issued on Distributions Reinvested	204	395
Shares Redeemed	(956)	(2,267)
Net Increase in Class A Shares Outstanding	47	243

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
Class L:
Shares Exchanged	—	10
Shares Issued on Distributions Reinvested	2	5
Shares Redeemed	(12)	(65)
Net Decrease in Class L Shares Outstanding	(10)	(50)
Class C:
Shares Subscribed	48	228
Shares Issued on Distributions Reinvested	9	13
Shares Redeemed	(27)	(81)
Net Increase in Class C Shares Outstanding	30	160
Class IS:
Shares Subscribed	310	1,500
Shares Redeemed	(1,645)	(169)
Net Increase (Decrease) in Class IS Shares Outstanding	(1,335)	1,331

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2017		Year Ended September 30,								Period from February 7, 2012(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		September 30, 2012
Net Asset Value, Beginning of Period	$9.92		$9.80		$10.73		$11.00		$10.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.35		0.67		0.71		0.75		0.81		0.50
Net Realized and Unrealized Gain (Loss)	0.15		0.13		(0.92)		0.25		0.55		0.59
Total from Investment Operations	0.50		0.80		(0.21)		1.00		1.36		1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.68)		(0.66)		(0.77)		(0.81)		(0.38)
Net Realized Gain	—		—		(0.06)		(0.50)		(0.26)		—
Total Distributions	(0.36)		(0.68)		(0.72)		(1.27)		(1.07)		(0.38)
Net Asset Value, End of Period	$10.06		$9.92		$9.80		$10.73		$11.00		$10.71
Total Return (4)	5.10	%(8)	8.72%		(2.10)%		9.48%		13.38%		11.07	%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,265		$49,990		$13,255		$13,300		$12,678		$10,975
Ratio of Expenses to Average Net Assets (10)	0.67	%(5)(9)	0.66	%(5)(6)	0.74	%(5)	0.75	%(5)	0.75	%(5)	0.74	%(5)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.65	%(5)(9)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets (10)	7.01	%(5)(9)	7.09	%(5)(6)	6.88	%(5)	6.89	%(5)	7.42	%(5)	7.53	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01	%(9)
Portfolio Turnover Rate	37	%(8)	74%		62%		96%		227%		192	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.98	%(9)	1.02%		1.17%		1.85%		3.16%		3.17	%(9)
Net Investment Income to Average Net Assets	6.70	%(9)	6.73%		6.45%		5.79%		5.01%		5.10	%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.75% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2017		Year Ended September 30,								Period from February 7, 2012(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		September 30, 2012
Net Asset Value, Beginning of Period	$9.90		$9.78		$10.72		$10.99		$10.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.33		0.64		0.66		0.65		0.77		0.48
Net Realized and Unrealized Gain (Loss)	0.15		0.12		(0.92)		0.31		0.55		0.59
Total from Investment Operations	0.48		0.76		(0.26)		0.96		1.32		1.07
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.64)		(0.62)		(0.73)		(0.78)		(0.36)
Net Realized Gain	—		—		(0.06)		(0.50)		(0.26)		—
Total Distributions	(0.34)		(0.64)		(0.68)		(1.23)		(1.04)		(0.36)
Net Asset Value, End of Period	$10.04		$9.90		$9.78		$10.72		$10.99		$10.71
Total Return (4)	4.92	%(9)	8.24%		(2.43)%		9.15%		13.01%		10.92	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,447		$59,139		$56,042		$40,157		$1,092		$107
Ratio of Expenses to Average Net Assets (11)	1.02	%(5)(10)	1.02	%(5)(7)	1.10	%(5)	1.02	%(5)	1.01	%(5)(6)	0.99	%(5)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%(5)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets (11)	6.66	%(5)(10)	6.76	%(5)(7)	6.49	%(5)	5.99	%(5)	7.04	%(5)(6)	7.28	%(5)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.01%		0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	37	%(9)	74%		62%		96%		227%		192	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.27	%(10)	1.33%		1.53%		2.06%		4.22%		3.42	%(10)
Net Investment Income to Average Net Assets	6.41	%(10)	6.45%		6.06%		4.95%		3.83%		4.85	%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.00% for Class A shares.

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class A shares. Prior to January 4, 2016, the maximum ratio was 1.10% for Class A shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2017		Year Ended September 30,								Period from February 7, 2012(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		September 30, 2012
Net Asset Value, Beginning of Period	$9.91		$9.78		$10.72		$10.99		$10.70		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.32		0.62		0.64		0.67		0.75		0.46
Net Realized and Unrealized Gain (Loss)	0.14		0.13		(0.93)		0.27		0.56		0.59
Total from Investment Operations	0.46		0.75		(0.29)		0.94		1.31		1.05
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.62)		(0.59)		(0.71)		(0.76)		(0.35)
Net Realized Gain	—		—		(0.06)		(0.50)		(0.26)		—
Total Distributions	(0.33)		(0.62)		(0.65)		(1.21)		(1.02)		(0.35)
Net Asset Value, End of Period	$10.04		$9.91		$9.78		$10.72		$10.99		$10.70
Total Return (4)	4.79	%(9)	7.95%		(2.70)%		8.88%		12.82%		10.66	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$533		$628		$1,111		$1,519		$326		$107
Ratio of Expenses to Average Net Assets (11)	1.27	%(5)(10)	1.28	%(5)(7)	1.35	%(5)	1.35	%(5)	1.26	%(5)(6)	1.24	%(5)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%(5)(10)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets (11)	6.40	%(5)(10)	6.51	%(5)(7)	6.25	%(5)	6.14	%(5)	6.90	%(5)(6)	7.03	%(5)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	37	%(9)	74%		62%		96%		227%		192	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.78	%(10)	1.83%		1.84%		2.52%		4.11%		3.67	%(10)
Net Investment Income to Average Net Assets	5.89	%(10)	5.96%		5.76%		4.97%		4.05%		4.60	%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class L shares.

(7)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.35% for Class L shares.

(8)  Amount is less than 0.005%.

(9)  Not Annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Financial Highlights

High Yield Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30,2016(1)		Period from April 30, 2015(2) to September 30, 2015
Net Asset Value, Beginning of Period	$9.89		$9.78		$10.39
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.29		0.57		0.24
Net Realized and Unrealized Gain(Loss)	0.15		0.12		(0.62)
Total from Investment Operations	0.44		0.69		(0.38)
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.58)		(0.23)
Net Asset Value, End of Period	$10.03		$9.89		$9.78
Total Return (4)	4.54	%(8)	7.47%		(3.75	)%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,248		$2,908		$1,309
Ratio of Expenses to Average Net Assets (10)	1.77	%(5)(9)	1.77	%(5)(6)	1.84	%(5)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.75	%(5)(9)	N/A		N/A
Ratio of Net Investment Income to Average Net Assets (10)	5.91	%(5)(9)	6.00	%(5)(6)	5.60	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	37	%(8)	74%		62	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.02	%(9)	2.12%		2.15	%(9)
Net Investment Income to Average Net Assets	5.66	%(9)	5.65%		5.29	%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.85% for Class C shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Financial Highlights

High Yield Portfolio

	Class IS
	Six Months Ended March 31, 2017		Year Ended September 30,				Period from March 28, 2014(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		September 30, 2014
Net Asset Value, Beginning of Period	$9.92		$9.79		$10.74		$10.98
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.34		0.67		0.69		0.37
Net Realized and Unrealized Gain (Loss)	0.16		0.14		(0.92)		(0.27)
Total from Investment Operations	0.50		0.81		(0.23)		0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.36)		(0.68)		(0.66)		(0.34)
Net Realized Gain	—		—		(0.06)		—
Total Distributions	(0.36)		(0.68)		(0.72)		(0.34)
Net Asset Value, End of Period	$10.06		$9.92		$9.79		$10.74
Total Return (4)	5.11	%(8)	8.75%		(2.17)%		0.89	%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$555		$13,789		$574		$10
Ratio of Expenses to Average Net Assets (10)	0.62	%(5)(9)	0.62	%(5)(6)	0.72	%(5)	0.72	%(5)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.62	%(5)(9)	N/A		N/A		N/A
Ratio of Net Investment Income to Average Net Assets (10)	6.91	%(5)(9)	7.05	%(5)(6)	6.75	%(5)	6.66	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	37	%(8)	74%		62%		96	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.89	%(9)	0.93%		1.57%		15.70	%(9)
Net Investment Income (Loss) to Average Net Assets	6.64	%(9)	6.74%		5.90%		(8.32	)%(9)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class IS shares. Prior to January 4, 2016, the maximum ratio was 0.72% for Class IS shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

On April 30, 2015, the Fund suspended offering Class L shares to all investors. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the" Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$106,407	$—	†	$106,407	†
Sovereign	—	793	—		793
Variable Rate Senior Loan Interests	—	9,653	—		9,653
Total Fixed Income Securities	—	116,853	—	†	116,853	†
Common Stocks
Auto Components	—	1	—		1
Metals & Mining	—	178	—		178
Semiconductors & Semiconductor Equipment	—	74	—		74
Total Common Stocks	—	253	—		253
Participation Note	—	17	—		17
Short-Term Investment
Investment Company	1,462	—	—		1,462
Total Assets	$1,462	$117,123	$—	†	$118,585	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, securities with a total value of approximately $1,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2016 were valued using other significant observable inputs at March 31, 2017. As of March 31, 2017, securities with a total value of approximately $17,000 transferred from Level 3 to Level 2. Securities that were valued using significant unobservable inputs at September 30, 2016 were valued using other significant observable inputs at March 31, 2017.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporate Bond (000)		Participation Note (000)
Beginning Balance	$—	†	$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
	Corporate Bond (000)		Participation Note (000)
Transfers out	$—		$(17)
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		17
Realized gains (losses)	—		—
Ending Balance	$—	†	$—
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$—		$17

†  Includes one security which is valued at zero.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares and

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

0.62% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $148,000 of advisory fees were waived and approximately $22,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $45,096,000 and $56,416,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$399	$17,693	$16,630	$1	$1,462

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,619	$—	$3,836	$94

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments for swap transactions, paydown adjustments and adjustments on bonds sold, resulted in the following reclassifications among the components of net assets at September 30, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$1	$(1)	$—

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,007	$—

At September 30, 2016, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $204,000 and $2,214,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.3%.

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
1784111 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Privacy Notice	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Mid Cap Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Expense Example (unaudited)

Mid Cap Growth Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Mid Cap Growth Portfolio Class I	$1,000.00	$1,001.60	$1,020.99	$3.94	$3.98	0.79%
Mid Cap Growth Portfolio Class A	1,000.00	1,000.30	1,019.55	5.39	5.44	1.08
Mid Cap Growth Portfolio Class L	1,000.00	997.00	1,016.70	8.22	8.30	1.65
Mid Cap Growth Portfolio Class IS	1,000.00	1,002.30	1,021.64	3.29	3.33	0.66

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (93.3%)
Aerospace & Defense (3.0%)
TransDigm Group, Inc.	86,100	$18,956
Automobiles (6.2%)
Tesla, Inc. (a)(b)	143,497	39,935
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc. (a)	36,523	1,872
Bioverativ, Inc. (a)	65,074	3,544
Intrexon Corp. (a)(b)	82,754	1,640
Juno Therapeutics, Inc. (a)(b)	37,996	843
		7,899
Capital Markets (7.2%)
MSCI, Inc.	243,609	23,676
S&P Global, Inc.	171,720	22,451
		46,127
Construction Materials (0.9%)
Martin Marietta Materials, Inc.	26,915	5,874
Consumer Finance (0.9%)
LendingClub Corp. (a)	1,048,567	5,757
Electronic Equipment, Instruments & Components (0.5%)
Cognex Corp.	39,326	3,301
Health Care Equipment & Supplies (6.8%)
DexCom, Inc. (a)	121,532	10,297
Intuitive Surgical, Inc. (a)	43,680	33,480
		43,777
Health Care Technology (10.1%)
athenahealth, Inc. (a)	300,755	33,892
Veeva Systems, Inc., Class A (a)	594,094	30,465
		64,357
Hotels, Restaurants & Leisure (6.1%)
Dunkin' Brands Group, Inc.	274,250	14,996
Marriott International, Inc., Class A	256,855	24,191
		39,187
Information Technology Services (3.6%)
Gartner, Inc. (a)	212,320	22,928
Internet Software & Services (10.9%)
MercadoLibre, Inc. (Brazil)	77,051	16,294
Survey Monkey, Inc. (a)(c)(d)(e) (acquisition cost — $28,952; acquired 11/25/14)	1,760,030	11,282
Twitter, Inc. (a)	1,437,939	21,497
Zillow Group, Inc., Class C (a)(b)	606,354	20,416
		69,489
Life Sciences Tools & Services (5.8%)
Illumina, Inc. (a)	219,518	37,459
Multi-line Retail (2.4%)
Dollar Tree, Inc. (a)	192,420	15,097
	Shares	Value (000)
Professional Services (7.1%)
IHS Markit Ltd. (a)	555,658	$23,310
Verisk Analytics, Inc. (a)	272,517	22,112
		45,422
Semiconductors & Semiconductor Equipment (3.5%)
NVIDIA Corp.	203,804	22,200
Software (16.2%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	218,993	6,559
Mobileye N.V. (a)	80,650	4,952
ServiceNow, Inc. (a)	252,420	22,079
Snap, Inc., Class A (a)(b)	141,080	3,179
Splunk, Inc. (a)	347,969	21,675
Take-Two Interactive Software, Inc. (a)	111,481	6,607
Workday, Inc., Class A (a)	461,406	38,426
		103,477
Textiles, Apparel & Luxury Goods (0.9%)
Under Armour, Inc., Class C (a)328,416		6,010
Total Common Stocks (Cost $468,698)		597,252
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $502)	122,669	1
	Shares
Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (8.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	45,801,857	45,802
	Face Amount (000)
Repurchase Agreements (1.0%)
Barclays Capital, Inc., (0.78%, dated 3/31/17, due 4/3/17; proceeds $4,197; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 3/31/23; valued at $4,281)	$4,197	4,197
Merrill Lynch & Co., Inc., (0.83%, dated 3/31/17, due 4/3/17; proceeds $2,416; fully collateralized by a U.S. Government agency security; 3.50% due 2/20/47; valued at $2,465)	2,416	2,416
		6,613
Total Securities held as Collateral on Loaned Securities (Cost $52,415)		52,415

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Mid Cap Growth Portfolio

	Shares	Value (000)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,108)	3,108,180	$3,108
Total Short-Term Investments (Cost $55,523)		55,523
Total Investments (102.0%) (Cost $524,723) Including $60,940 of Securities Loaned (f)		652,776
Liabilities in Excess of Other Assets (–2.0%)		(12,805)
Net Assets (100.0%)		$639,971

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2017.

(c)  Security has been deemed illiquid at March 31, 2017.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to approximately $11,282,000 and represents 1.8% of net assets.

(e)  At March 31, 2017, the Fund held a fair valued security valued at approximately $11,282,000, representing 1.8% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.

(f)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $175,920,000 and the aggregate gross unrealized depreciation is approximately $47,867,000 resulting in net unrealized appreciation of approximately $128,053,000.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	18.5%
Software	17.2
Internet Software & Services	11.6
Health Care Technology	10.7
Capital Markets	7.7
Professional Services	7.6
Health Care Equipment & Supplies	7.3
Automobiles	6.7
Hotels, Restaurants & Leisure	6.5
Life Sciences Tools & Services	6.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2017.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $475,813)	$603,866
Investment in Security of Affiliated Issuer, at Value (Cost $48,910)	48,910
Total Investments in Securities, at Value (Cost $524,723)	652,776
Cash	3,539
Receivable for Investments Sold	59,874
Dividends Receivable	2,524
Receivable for Fund Shares Sold	336
Receivable from Affiliate	15
Other Assets	306
Total Assets	719,370
Liabilities:
Collateral on Securities Loaned, at Value	55,958
Payable for Fund Shares Redeemed	21,022
Payable for Advisory Fees	1,067
Payable for Sub Transfer Agency Fees — Class I	256
Payable for Sub Transfer Agency Fees — Class A	211
Payable for Sub Transfer Agency Fees — Class L	5
Due to Broker	140
Payable for Trustees' Fees and Expenses	98
Payable for Shareholder Services Fees — Class A	67
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Professional Fees	49
Payable for Administration Fees	47
Payable for Transfer Agency Fees — Class I	14
Payable for Transfer Agency Fees — Class A	23
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class IS	2
Payable for Custodian Fees	25
Other Liabilities	409
Total Liabilities	79,399
Net Assets	$639,971
Net Assets Consist Of:
Paid-in-Capital	$452,126
Accumulated Net Investment Loss	(22,277)
Accumulated Net Realized Gain	82,069
Unrealized Appreciation (Depreciation) on:
Investments	128,053
Net Assets	$639,971

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Mid Cap Growth Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$246,187
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	12,805,466
Net Asset Value, Offering and Redemption Price Per Share	$19.23
CLASS A:
Net Assets	$314,358
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	18,278,908
Net Asset Value, Redemption Price Per Share	$17.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.95
Maximum Offering Price Per Share	$18.15
CLASS L:
Net Assets	$7,909
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	485,661
Net Asset Value, Offering and Redemption Price Per Share	$16.28
CLASS IS:
Net Assets	$71,517
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,698,277
Net Asset Value, Offering and Redemption Price Per Share	$19.34
(1) Including: Securities on Loan, at Value:	$60,940

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Mid Cap Growth Portfolio

Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$4,123
Income from Securities Loaned — Net	983
Dividends from Security of Affiliated Issuer (Note G)	48
Total Investment Income	5,154
Expenses:
Advisory Fees (Note B)	2,137
Sub Transfer Agency Fees — Class I	271
Sub Transfer Agency Fees — Class A	306
Sub Transfer Agency Fees — Class L	10
Shareholder Services Fees — Class A (Note D)	462
Distribution and Shareholder Services Fees — Class L (Note D)	32
Administration Fees (Note C)	342
Shareholder Reporting Fees	86
Registration Fees	71
Transfer Agency Fees — Class I (Note E)	17
Transfer Agency Fees — Class A (Note E)	32
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class IS (Note E)	5
Professional Fees	55
Custodian Fees (Note F)	26
Trustees' Fees and Expenses	12
Pricing Fees	2
Other Expenses	15
Expenses Before Non Operating Expenses	3,883
Bank Overdraft Expense	31
Total Expenses	3,914
Rebate from Morgan Stanley Affiliate (Note G)	(25)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	3,888
Net Investment Income	1,266
Realized Gain:
Investments Sold	179,796
Foreign Currency Transactions	15
Net Realized Gain	179,811
Change in Unrealized Appreciation (Depreciation):
Investments	(210,635)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(30,824)
Net Decrease in Net Assets Resulting from Operations	$(29,558)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Mid Cap Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,266	$1,385
Net Realized Gain	179,811	298,773
Net Change in Unrealized Appreciation (Depreciation)	(210,635)	(417,181)
Net Decrease in Net Assets Resulting from Operations	(29,558)	(117,023)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	(158,083)	(213,404)
Class A:
Net Realized Gain	(165,422)	(107,999)
Class L:
Net Realized Gain	(3,634)	(1,556)
Class IS:
Net Realized Gain	(24,994)	(132,809)
Total Distributions	(352,133)	(455,768)
Capital Share Transactions:(1)
Class I:
Subscribed	19,863	99,014
Distributions Reinvested	151,514	195,833
Redeemed	(316,319)	(1,632,976)
Class A:
Subscribed	14,062	46,654
Distributions Reinvested	163,817	104,817
Redeemed	(166,914)	(546,761)
Class L:
Distributions Reinvested	3,515	1,516
Redeemed	(1,707)	(2,529)
Class IS:
Subscribed	30,981	206,340
Distributions Reinvested	24,876	123,359
Redeemed	(175,040)	(1,010,792)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(251,352)	(2,415,525)
Total Decrease in Net Assets	(633,043)	(2,988,316)
Net Assets:
Beginning of Period	1,273,014	4,261,330
End of Period (Including Accumulated Net Investment Loss of $(22,277) and $(23,543))	$639,971	$1,273,014
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Mid Cap Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	988	3,169
Shares Issued on Distributions Reinvested	8,619	5,943
Shares Redeemed	(14,491)	(51,617)
Net Decrease in Class I Shares Outstanding	(4,884)	(42,505)
Class A:
Shares Subscribed	753	1,631
Shares Issued on Distributions Reinvested	10,408	3,386
Shares Redeemed	(8,975)	(18,183)
Net Increase (Decrease) in Class A Shares Outstanding	2,186	(13,166)
Class L:
Shares Issued on Distributions Reinvested	235	50
Shares Redeemed	(90)	(87)
Net Increase (Decrease) in Class L Shares Outstanding	145	(37)
Class IS:
Shares Subscribed	1,381	6,353
Shares Issued on Distributions Reinvested	1,407	3,735
Shares Redeemed	(5,954)	(33,413)
Net Decrease in Class IS Shares Outstanding	(3,166)	(23,325)

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$31.85		$35.96		$44.73		$44.24		$35.34		$33.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (2)	0.05		0.03		(0.16)		0.09		0.10		0.17
Net Realized and Unrealized Gain (Loss)	(1.08)		0.18		(2.33)		3.04		10.10		3.35
Total from Investment Operations	(1.03)		0.21		(2.49)		3.13		10.20		3.52
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.09)		—		(0.12)		—
Net Realized Gain	(11.59)		(4.32)		(6.19)		(2.64)		(1.18)		(1.83)
Total Distributions	(11.59)		(4.32)		(6.28)		(2.64)		(1.30)		(1.83)
Net Asset Value, End of Period	$19.23		$31.85		$35.96		$44.73		$44.24		$35.34
Total Return (3)	0.16	%(7)	0.19%		(6.18)%		7.25%		29.92%		10.91%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$246,187		$563,397		$2,164,565		$4,708,900		$5,174,440		$4,219,528
Ratio of Expenses to Average Net Assets (9)	0.79	%(4)(8)	0.73	%(4)	0.74	%(4)	0.75	%(4)	0.70	%(4)(5)	0.71	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.78	%(4)(8)	N/A		N/A		N/A		0.71	%(4)(5)	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (9)	0.44	%(4)(8)	0.09	%(4)	(0.39	)%(4)	0.19	%(4)	0.27	%(4)(5)	0.48	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	29	%(7)	23%		27%		45%		52%		26%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.79	%(8)	0.74%		N/A		N/A		N/A		N/A
Net Investment Income to Average Net Assets	0.44	%(8)	0.08%		N/A		N/A		N/A		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income (Loss) to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Mid Cap Growth Portfolio

	Class A
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$29.86		$34.06		$42.70		$42.46		$34.03		$32.55
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.05)		(0.26)		(0.03)		0.01		0.06
Net Realized and Unrealized Gain (Loss)	(1.08)		0.17		(2.19)		2.91		9.70		3.25
Total from Investment Operations	(1.07)		0.12		(2.45)		2.88		9.71		3.31
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.10)		—
Net Realized Gain	(11.59)		(4.32)		(6.19)		(2.64)		(1.18)		(1.83)
Total Distributions	(11.59)		(4.32)		(6.19)		(2.64)		(1.28)		(1.83)
Net Asset Value, End of Period	$17.20		$29.86		$34.06		$42.70		$42.46		$34.03
Total Return (3)	0.03	%(7)	(0.12)%		(6.40)%		6.95%		29.60%		10.62%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$314,358		$480,488		$996,553		$1,859,126		$2,171,493		$1,832,003
Ratio of Expenses to Average Net Assets (9)	1.08	%(4)(8)	0.99	%(4)	1.00	%(4)	1.00	%(4)	0.95	%(4)(5)	0.96	%(4)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.07	%(4)(8)	N/A		N/A		N/A		0.96	%(4)(5)	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (9)	0.11	%(4)(8)	(0.17	)%(4)	(0.65	)%(4)	(0.07	)%(4)	0.02	%(4)(5)	0.17	%(4)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	29	%(7)	23%		27%		45%		52%		26%
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%(8)	1.00%		N/A		N/A		N/A		N/A
Net Investment Income (Loss) to Average Net Assets	0.11	%(8)	(0.18)%		N/A		N/A		N/A		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income (Loss) to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(5)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Mid Cap Growth Portfolio

	Class L
	Six Months Ended March 31, 2017		Year Ended September 30,								Period from June 14, 2012(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		September 30, 2012
Net Asset Value, Beginning of Period	$29.01		$33.39		$42.20		$42.20		$33.97		$32.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (3)	(0.05)		(0.22)		(0.46)		(0.26)		(0.15)		0.05
Net Realized and Unrealized Gain (Loss)	(1.09)		0.16		(2.16)		2.90		9.63		1.05
Total from Investment Operations	(1.14)		(0.06)		(2.62)		2.64		9.48		1.10
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.07)		—
Net Realized Gain	(11.59)		(4.32)		(6.19)		(2.64)		(1.18)		—
Total Distributions	(11.59)		(4.32)		(6.19)		(2.64)		(1.25)		—
Net Asset Value, End of Period	$16.28		$29.01		$33.39		$42.20		$42.20		$33.97
Total Return (4)	(0.30	)%(8)	(0.73)%		(6.94)%		6.40%		28.92%		3.35	%(8)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,909		$9,874		$12,600		$16,817		$17,190		$10
Ratio of Expenses to Average Net Assets (10)	1.65	%(5)(9)	1.60	%(5)	1.55	%(5)	1.55	%(5)	1.46	%(5)(6)	1.50	%(5)(9)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.64	%(5)(9)	N/A		N/A		N/A		1.46	%(5)(6)	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (10)	(0.54	)%(5)(9)	(0.76	)%(5)	(1.20	)%(5)	(0.60	)%(5)	(0.41	)%(5)(6)	0.46	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	29	%(8)	23%		27%		45%		52%		26	%(8)
(10) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.68	%(9)	1.61%		N/A		N/A		N/A		N/A
Net Investment Loss to Average Net Assets	(0.57	)%(9)	(0.77)%		N/A		N/A		N/A		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income (Loss) to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Mid Cap Growth Portfolio

	Class IS
	Six Months Ended March 31, 2017		Year Ended September 30,						Period from September 13, 2013(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		September 30, 2013
Net Asset Value, Beginning of Period	$31.94		$36.03		$44.80		$44.25		$43.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (3)	0.06		0.07		(0.10)		0.18		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	(1.07)		0.16		(2.33)		3.01		0.51
Total from Investment Operations	(1.01)		0.23		(2.43)		3.19		0.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.15)		—		—
Net Realized Gain	(11.59)		(4.32)		(6.19)		(2.64)		—
Total Distributions	(11.59)		(4.32)		(6.34)		(2.64)		—
Net Asset Value, End of Period	$19.34		$31.94		$36.03		$44.80		$44.25
Total Return (5)	0.23	%(9)	0.25%		(6.02)%		7.39%		1.17	%(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,517		$219,255		$1,087,612		$662,560		$10
Ratio of Expenses to Average Net Assets (11)	0.66	%(6)(10)	0.61	%(6)	0.61	%(6)	0.61	%(6)	0.49	%(6)(7)(10)
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.66	%(6)(10)	N/A		N/A		N/A		0.58	%(6)(7)(10)
Ratio of Net Investment Income (Loss) to Average Net Assets(11)	0.54	%(6)(10)	0.22	%(6)	(0.25	)%(6)	0.41	%(6)	(0.22	)%(6)(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	29	%(9)	23%		27%		45%		52	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.66	%(10)	0.62%		N/A		N/A		N/A
Net Investment Income to Average Net Assets	0.54	%(10)	0.21%		N/A		N/A		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets would have been less than 0.005% higher and the Ratio of Net Investment Income (Loss) to Average Net Assets would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.73% for Class IS shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Fund seeks long-term capital growth. The Fund offers four classes of shares — Class I, Class A, Class L and Class IS.

The Fund's Class I, Class A, Class L and Class IS shares are currently closed to new investors with certain exceptions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of

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Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$18,956	$—	$—	$18,956
Automobiles	39,935	—	—	39,935
Biotechnology	7,899	—	—	7,899
Capital Markets	46,127	—	—	46,127
Construction Materials	5,874	—	—	5,874
Consumer Finance	5,757	—	—	5,757
Electronic Equipment, Instruments & Components	3,301	—	—	3,301
Health Care Equipment & Supplies	43,777	—	—	43,777
Health Care Technology	64,357	—	—	64,357
Hotels, Restaurants & Leisure	39,187	—	—	39,187
Information Technology Services	22,928	—	—	22,928
Internet Software & Services	58,207	—	11,282	69,489
Life Sciences Tools & Services	37,459	—	—	37,459
Multi-line Retail	15,097	—	—	15,097
Professional Services	45,422	—	—	45,422
Semiconductors & Semiconductor Equipment	22,200	—	—	22,200
Software	103,477	—	—	103,477
Textiles, Apparel & Luxury Goods	6,010	—	—	6,010
Total Common Stocks	585,970	—	11,282	597,252
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Call Option Purchased	$—	$1	$—	$1
Short-Term Investments
Investment Company	48,910	—	—	48,910
Repurchase Agreements	—	6,613	—	6,613
Total Short-Term Investments	48,910	6,613	—	55,523
Total Assets	$634,880	$6,614	$11,282	$652,776

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stock (000)	Preferred Stocks (000)
Beginning Balance	$68,563	$5,031	$29,549
Purchases	—	—	—
Sales	(31,491)	(3,030)	(34,924)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(23,373)	(1,666)	(16,542)
Realized gains (losses)	(2,417)	(335)	21,917
Ending Balance	$11,282	$—	$—
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(6,583)	$—	$—

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at March 31, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet Software & Services
Common Stock	$11,282	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	4.9	x	8.4	x	4.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses)

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Option Purchased)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Option Purchased)	$(1,044	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Option Purchased)	$533	(c)

(c) Amounts are included in Investments in the Statement of Operations.

At March 31, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$1	$—	$(1)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	177,510,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$60,940	(f)	$—	$(60,940	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $55,958,000, of which approximately $52,415,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Fund of Investments. As of March 31, 2017, there was uninvested cash of approximately $3,543,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $5,912,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$55,958	$—	$—	$—	$55,958
Total Borrowings	$55,958	$—	$—	$—	$55,958
Gross amount of recognized liabilities for securities lending transactions					$55,958

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $238,276,000 and $841,151,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2017.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $25,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$83,604	$408,016	$442,710	$48	$48,910

During the six months ended March 31, 2017, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$455,768	$69,051	$902,755

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, nondeductible expenses, distribution redesignation, tax adjustments on partnership investments held and sold by the Fund and a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2016:

Accumulated Net Investment Loss (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$7,284	$26,992	$(34,276)

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$302,213

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2016, the Fund deferred to October 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$23,275	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 56.7%.

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
1784114 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Privacy Notice	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Expense Example (unaudited)

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$1,011.00	$1,023.49	$1.45	$1.46	0.29%
Short Duration Income Portfolio Class A	1,000.00	1,010.90	1,022.19	2.76	2.77	0.55
Short Duration Income Portfolio Class L	1,000.00	1,009.70	1,020.94	4.01	4.03	0.80
Short Duration Income Portfolio Class C	1,000.00	1,006.70	1,018.45	6.50	6.54	1.30
Short Duration Income Portfolio Class IS	1,000.00	1,012.40	1,023.68	1.25	1.26	0.25

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.2%)
Agency Adjustable Rate Mortgages (1.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.75%, 6/1/38	$423	$447
2.88%, 7/1/38	566	599
2.89%, 1/1/36 - 3/1/37	1,269	1,343
		2,389
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.3%)
Safina Ltd.
2.00%, 12/30/23	581	574
Agency Fixed Rate Mortgages (2.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	530	564
6.50%, 9/1/19 - 4/1/24	2	2
7.50%, 11/1/19 - 5/1/35	36	42
8.00%, 8/1/32	21	25
8.50%, 8/1/31	21	26
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	802	848
5.00%, 12/1/23 - 12/1/24	456	482
6.00%, 2/1/37 - 9/1/37	363	411
6.50%, 2/1/28 - 10/1/32	265	295
7.00%, 7/1/29 - 3/1/37	329	374
7.50%, 8/1/37	48	58
8.00%, 4/1/33	89	108
8.50%, 10/1/32	38	47
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	166	188
8.50%, 7/15/30	94	106
		3,576
Asset-Backed Securities (12.3%)
Ally Auto Receivables Trust
1.47%, 4/15/20	650	650
AMSR Trust
2.34%, 11/17/33 (a)(b)	600	606
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 1/28/32 (a)	680	680
BMW Vehicle Lease Trust
1.98%, 5/20/20	775	778
Colony American Homes,
2.09%, 5/17/31 (a)(b)	392	392
3.94%, 7/17/32 (a)(b)	600	601
4.18%, 7/17/31 (a)(b)	550	551
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,175
GMAT Trust
4.25%, 9/25/20 (a)	360	360
	Face Amount (000)	Value (000)
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (a)	$600	$596
3.09%, 10/15/48 (a)	578	578
Invitation Homes Trust,
2.29%, 6/17/32 (a)(b)	391	392
3.69%, 8/17/32 (a)(b)	666	670
4.09%, 6/17/32 (a)(b)	600	606
Mariner Finance Issuance Trust
3.62%, 2/20/29 (a)	550	554
Marlette Funding Trust
2.83%, 3/15/24 (a)	550	551
Nationstar HECM Loan Trust,
2.24%, 6/25/26 (a)	260	262
2.88%, 11/25/25 (a)	106	106
2.98%, 2/25/26 (a)	230	230
4.11%, 11/25/25 (a)	500	501
North Carolina State Education Assistance Authority
1.84%, 7/25/25 (b)	425	426
NRZ Excess Spread-Collateralized Notes
5.68%, 7/25/21 (a)	573	573
Panhandle-Plains Higher Education Authority, Inc.
1.95%, 7/1/24 (b)	112	112
PennyMac 2015-NPL1 LLC
4.00%, 3/25/55 (a)	554	559
Pretium Mortgage Credit Partners LLC,
1.00%, 4/29/31 (a)	610	610
3.50%, 10/27/31 (a)	302	304
PRPM LLC
4.00%, 9/27/21 (a)	328	327
RMAT LLC
4.83%, 6/25/35 (a)	264	262
SBA Small Business Investment Cos.
2.25%, 9/10/22	535	533
SPS Servicer Advance Receivables Trust,
2.53%, 11/16/48 (a)	700	699
2.92%, 7/15/47 (a)	600	601
Sunset Mortgage Loan Co., LLC
3.72%, 11/16/44 (a)	67	67
Vericrest Opportunity Loan Trust
4.25%, 3/26/46 (a)	542	546
Verizon Owner Trust,
1.68%, 5/20/21 (a)	610	608
2.06%, 9/20/21 (a)	375	376
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (a)	398	398
VOLT LIV LLC
3.63%, 2/25/47 (a)	345	344
VOLT LV LLC
3.50%, 3/25/47 (a)	600	602
VOLT NPL X LLC
4.75%, 10/26/54 (a)	282	281
VOLT XIX LLC
5.00%, 4/25/55 (a)	200	200

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
VOLT XLIV LLC
4.25%, 4/25/46 (a)	$527	$533
VOLT XXII LLC
4.25%, 2/25/55 (a)	199	196
VOLT XXXI LLC
4.50%, 2/25/55 (a)	200	199
VOLT XXXIII LLC
4.25%, 3/25/55 (a)	347	342
VOLT XXXV LLC
3.50%, 6/26/45 (a)	103	103
		20,640
Collateralized Mortgage Obligations — Agency Collateral Series (3.6%)
Federal Home Loan Mortgage Corporation,
1.44%, 1/25/19	277	277
1.56%, 10/25/18	119	119
1.62%, 9/25/18	290	291
1.78%, 10/25/20	393	393
1.88%, 5/25/19	843	845
2.06%, 10/25/20	473	474
2.09%, 3/25/19	265	267
2.26%, 10/25/20	233	234
2.30%, 9/25/18	320	323
2.32%, 10/25/18	283	286
3.03%, 10/25/20 (b)	483	499
REMIC
7.50%, 9/15/29	687	799
Federal National Mortgage Association,
0.99%, 6/25/18 (b)	179	179
1.55%, 4/25/18	250	250
1.63%, 2/25/18	225	226
2.17%, 9/25/19 (b)	587	592
		6,054
Commercial Mortgage-Backed Securities (1.8%)
BLCP Hotel Trust
1.86%, 8/15/29 (a)(b)	581	582
CDGJ Commercial Mortgage Trust
2.31%, 12/15/27 (a)(b)	375	376
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (a)	159	159
Cosmopolitan Hotel Trust
2.31%, 11/15/33 (a)(b)	533	538
Hudsons Bay Simon JV Trust
2.41%, 8/5/34 (a)(b)	185	185
JP Morgan Chase Commercial Mortgage Securities Trust
1.89%, 7/15/31 (a)(b)	177	178
TRU Trust
3.16%, 11/15/30 (a)(b)	578	581
Velocity Commercial Capital Loan Trust
2.58%, 10/25/46 (b)	334	334
		2,933
	Face Amount (000)	Value (000)
Corporate Bonds (66.1%)
Finance (30.2%)
ABN Amro Bank N.V.
2.50%, 10/30/18 (a)	$630	$635
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	426
2.25%, 8/15/19	675	680
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	785
Bank of Montreal,
MTN
1.50%, 7/18/19	375	371
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	528
Bank of Nova Scotia (The)
1.95%, 1/15/19	725	728
BB&T Corp.,
MTN
2.25%, 2/1/19	580	584
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	501
BNP Paribas SA,
MTN
2.70%, 8/20/18	1,560	1,577
BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	653
BPCE SA,
MTN
2.25%, 1/27/20	600	596
Branch Banking & Trust Co.
2.10%, 1/15/20	1,000	1,002
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,011
Citigroup, Inc.,
2.05%, 6/7/19	1,100	1,100
2.45%, 1/10/20	475	477
Commonwealth Bank of Australia,
1.38%, 9/6/18 (a)	900	896
2.50%, 9/20/18	600	606
Compass Bank
1.85%, 9/29/17	600	600
Credit Agricole SA
2.13%, 4/17/18 (a)	775	777
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	653
Danske Bank A/S
1.65%, 9/6/19 (a)	1,700	1,679
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	652

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Discover Bank
2.00%, 2/21/18	$665	$666
DNB Bank ASA
3.20%, 4/3/17 (a)	610	610
ERP Operating LP
2.38%, 7/1/19	550	554
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	860	861
2.63%, 1/31/19	790	799
HSBC USA, Inc.,
1.63%, 1/16/18	725	725
2.25%, 6/23/19	659	662
ING Bank N.V.
2.05%, 8/17/18 (a)	1,075	1,077
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	360
Jackson National Life Global Funding,
1.88%, 10/15/18 (a)	275	276
2.20%, 1/30/20 (a)	550	549
JPMorgan Chase & Co.,
1.85%, 3/22/19	1,170	1,171
2.20%, 10/22/19	325	327
KeyBank NA
1.60%, 8/22/19	300	297
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	502
Macquarie Bank Ltd.,
2.35%, 1/15/19 (a)	725	728
2.60%, 6/24/19 (a)	605	611
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	559
MassMutual Global Funding II
1.55%, 10/11/19 (a)	1,140	1,127
Metropolitan Life Global Funding I,
1.35%, 9/14/18 (a)	1,120	1,116
2.00%, 4/14/20 (a)	550	547
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	645
National Australia Bank Ltd.
1.38%, 7/12/19	1,220	1,203
New York Life Global Funding
1.55%, 11/2/18 (a)	375	374
Nordea Bank AB,
1.63%, 9/30/19 (a)	900	891
1.88%, 9/17/18 (a)	800	800
PNC Bank NA
1.95%, 3/4/19	875	877
Principal Life Global Funding II
2.15%, 1/10/20 (a)	1,425	1,425
Protective Life Global Funding,
1.72%, 4/15/19 (a)	700	693
2.70%, 11/25/20 (a)	525	529
	Face Amount (000)	Value (000)
QBE Insurance Group Ltd.
2.40%, 5/1/18 (a)	$200	$200
Santander Holdings USA, Inc.
2.70%, 5/24/19	675	678
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	201
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (a)	380	380
2.30%, 3/11/20	530	532
Standard Chartered PLC
1.50%, 9/8/17 (a)	900	899
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	400	399
2.45%, 1/10/19	630	635
Suncorp-Metway Ltd.
2.10%, 5/3/19 (a)	275	274
Swedbank AB
1.75%, 3/12/18 (a)	305	305
Synchrony Financial
3.00%, 8/15/19	800	813
Toronto-Dominion Bank (The),
MTN
1.95%, 1/22/19	1,450	1,457
UBS AG,
MTN
2.38%, 8/14/19	925	931
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	510
US Bank NA
2.00%, 1/24/20	500	502
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	606
Wells Fargo & Co.
2.15%, 1/15/19	360	362
Wells Fargo Bank NA,
MTN
1.80%, 11/28/18	800	801
Westpac Banking Corp.,
1.65%, 5/13/19	625	621
1.95%, 11/23/18	375	376
		50,560
Industrials (33.2%)
Abbott Laboratories
2.35%, 11/22/19	860	864
AbbVie, Inc.
2.50%, 5/14/20	575	579
Actavis Funding SCS
3.00%, 3/12/20	835	850
American Honda Finance Corp.,
MTN
1.20%, 7/12/19	530	523
2.45%, 9/24/20	550	556

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Amgen, Inc.
2.20%, 5/22/19	$790	$796
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/19	775	777
AstraZeneca PLC
1.75%, 11/16/18	1,495	1,496
AT&T, Inc.
2.45%, 6/30/20	1,225	1,226
AutoZone, Inc.
1.63%, 4/21/19	740	733
Baidu, Inc.
3.25%, 8/6/18	225	229
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	454
Baxalta, Inc.
2.88%, 6/23/20	550	558
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	604
Becton Dickinson and Co.,
1.80%, 12/15/17	815	816
2.68%, 12/15/19	300	305
Biogen, Inc.
2.90%, 9/15/20	525	535
BMW US Capital LLC,
1.50%, 4/11/19 (a)	700	695
2.15%, 4/6/20 (a)	400	400
Boston Scientific Corp.
2.65%, 10/1/18	570	576
BP Capital Markets PLC
2.32%, 2/13/20	400	404
Caterpillar Financial Services Corp.,
MTN
1.35%, 5/18/19	790	781
1.80%, 11/13/18	300	300
CBS Corp.
2.30%, 8/15/19	625	628
Celgene Corp.,
2.13%, 8/15/18	755	758
2.88%, 8/15/20	525	534
Chevron Corp.
1.99%, 3/3/20	1,260	1,262
CVS Health Corp.
1.90%, 7/20/18	550	551
Daimler Finance North America LLC,
1.50%, 7/5/19 (a)	500	493
2.30%, 1/6/20 (a)	325	326
2.38%, 8/1/18 (a)	750	756
Danone SA
1.69%, 10/30/19 (a)	875	864
Delta Air Lines, Inc.
2.88%, 3/13/20	575	580
	Face Amount (000)	Value (000)
Deutsche Telekom International Finance BV
6.00%, 7/8/19	$650	$705
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	835
EMD Finance LLC
2.40%, 3/19/20 (a)	575	575
Enbridge, Inc.
1.51%, 6/2/17 (b)	175	175
Energy Transfer Partners LP
2.50%, 6/15/18	575	578
Enterprise Products Operating LLC
2.55%, 10/15/19	325	328
Experian Finance PLC
2.38%, 6/15/17 (a)	600	601
Ford Motor Credit Co., LLC,
2.26%, 3/28/19	450	451
2.68%, 1/9/20	725	731
5.00%, 5/15/18	395	408
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	611
Gilead Sciences, Inc.
2.55%, 9/1/20	500	506
Goldcorp, Inc.
2.13%, 3/15/18	520	521
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	240	240
Hyundai Capital America,
2.00%, 3/19/18 (a)	350	350
2.50%, 3/18/19 (a)	775	778
2.55%, 4/3/20 (a)(c)	175	175
2.60%, 3/19/20 (a)	325	325
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	341
JM Smucker Co. (The)
2.50%, 3/15/20	225	227
John Deere Capital Corp.,
MTN
1.95%, 1/8/19	1,590	1,599
Kinder Morgan, Inc.
3.05%, 12/1/19	650	661
Kroger Co. (The)
2.00%, 1/15/19	750	752
Lockheed Martin Corp.,
1.85%, 11/23/18	555	557
2.50%, 11/23/20	225	227
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (a)	525	525
Marathon Petroleum Corp.
2.70%, 12/14/18	725	732
McDonald's Corp.,
MTN
2.20%, 5/26/20	550	551

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
McKesson Corp.
2.28%, 3/15/19	$790	$796
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	179
Medtronic, Inc.
2.50%, 3/15/20	550	558
Microsoft Corp.
1.85%, 2/6/20	775	778
Molson Coors Brewing Co.
1.45%, 7/15/19	775	765
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (a)	575	575
2.35%, 3/4/19 (a)	570	574
2.65%, 9/26/18 (a)	720	727
Novartis Capital Corp.
1.80%, 2/14/20	475	476
Orange SA
2.75%, 2/6/19	625	633
Reynolds American, Inc.
2.30%, 6/12/18	525	528
Rockwell Collins, Inc.
1.95%, 7/15/19 (c)	800	801
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	126
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	582
Shell International Finance BV
1.38%, 9/12/19	700	692
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (a)	900	885
2.15%, 5/27/20 (a)	550	550
Southwest Airlines Co.
2.75%, 11/6/19	600	610
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 7/20/18	810	806
Thomson Reuters Corp.
1.65%, 9/29/17	150	150
Time Warner Cable, Inc.
6.75%, 7/1/18	400	423
Toyota Motor Credit Corp.,
MTN
1.40%, 5/20/19	625	620
1.70%, 2/19/19	725	726
TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	798
Tyson Foods, Inc.
2.65%, 8/15/19	600	607
Union Pacific Corp.
2.25%, 6/19/20	550	553
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,265
	Face Amount (000)	Value (000)
Vodafone Group PLC
1.50%, 2/19/18	$750	$749
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	548
Walgreens Boots Alliance, Inc.
1.75%, 5/30/18	790	791
		55,745
Utilities (2.7%)
Dominion Resources, Inc.,
Series B
1.60%, 8/15/19	225	222
DTE Energy Co.
1.50%, 10/1/19	425	418
Engie SA
1.63%, 10/10/17 (a)	650	650
Eversource Energy
1.45%, 5/1/18	525	523
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	203
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	248
Sempra Energy
2.40%, 3/15/20	600	603
Southern Co. (The)
2.15%, 9/1/19	725	725
Southern Power Co.,
Series D
1.95%, 12/15/19	675	670
Xcel Energy, Inc.
1.20%, 6/1/17	275	275
		4,537
		110,842
Mortgages — Other (2.7%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	199	203
Fannie Mae Connecticut Avenue Securities,
2.28%, 4/25/29 - 7/25/29 (b)	1,314	1,323
2.43%, 1/25/29 (b)	288	292
3.18%, 10/25/28 (b)	343	347
Freddie Mac Structured Agency Credit Risk Debt Notes,
1.88%, 10/25/27 (b)	119	120
1.98%, 2/25/24 (b)	23	23
2.08%, 12/25/28 (b)	614	617
2.23%, 10/25/28 (b)	130	131
2.43%, 7/25/28 (b)	278	279
2.73%, 9/25/28 (b)	226	227
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(b)	542	556
Sequoia Mortgage Trust
1.60%, 8/20/34 (b)	418	396
		4,514

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Sovereign (0.6%)
Korea Development Bank (The),
1.50%, 1/22/18	$690	$689
1.50%, 2/27/20 (b)	320	320
		1,009
U.S. Agency Security (1.4%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,293
U.S. Treasury Security (2.9%)
U.S. Treasury Note
1.25%, 12/31/18	4,846	4,849
Total Fixed Income Securities (Cost $159,245)		159,673
	Shares
Short-Term Investments (5.7%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $3,761)	3,761,492	3,761
	Face Amount (000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill
0.64%, 7/27/17 (d)(e) (Cost $1,347)	$1,350	1,347
	Face Amount (000)	Value (000)
Certificates of Deposit (1.7%)
International Banks (1.7%)
Bank of Montreal
1.23%, 5/3/17	$450	$450
Credit Suisse AG
1.92%, 9/12/17	760	762
Skandinaviska Enskilda Banken AB
1.26%, 5/26/17	820	820
Sumitomo Mitsui Trust Bank Ltd.
1.50%, 7/20/17	825	826
Total Certificates of Deposit (Cost $2,855)		2,858
Commercial Paper (1.0%)
Insurance (0.5%)
Marsh & McLennan Cos., Inc.
1.22%, 4/13/17 (f)	835	835
International Bank (0.5%)
BPCE SA
1.20%, 7/3/17 (f)	800	797
Total Commercial Paper (Cost $1,632)		1,632
Total Short-Term Investments (Cost $9,595)		9,598
Total Investments (100.9%) (Cost $168,840) (g)(h)		169,271
Liabilities in Excess of Other Assets (–0.9%)		(1,543)
Net Assets (100.0%)		$167,728

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(c)  When-issued security.

(d)  Rate shown is the yield to maturity at March 31, 2017.

(e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(f)  The rates shown are the effective yields at the date of purchase.

(g)  Securities are available for collateral in connection with open futures contracts.

(h)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $780,000 and the aggregate gross unrealized depreciation is approximately $349,000 resulting in net unrealized appreciation of approximately $431,000.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 2 yr. Note	33	$(7,143)	Jun-17	$(1)
U.S. Treasury 5 yr. Note	223	(26,253)	Jun-17	(34)
				$(35)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	32.9%
Finance	29.9
Other*	19.3
Asset-Backed Securities	12.2
Short-Term Investments	5.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open short futures contracts with an underlying face amount of approximately $33,396,000 with total unrealized depreciation of approximately $35,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $165,079)	$165,510
Investment in Security of Affiliated Issuer, at Value (Cost $3,761)	3,761
Total Investments in Securities, at Value (Cost $168,840)	169,271
Cash	29
Interest and Paydown Receivable	692
Receivable for Fund Shares Sold	565
Receivable for Investments Sold	175
Due from Adviser	18
Receivable from Affiliate	2
Tax Reclaim Receivable	—	@
Other Assets	84
Total Assets	170,836
Liabilities:
Payable for Investments Purchased	2,541
Payable for Fund Shares Redeemed	263
Payable for Professional Fees	66
Payable for Trustees' Fees and Expenses	54
Payable for Reorganization Expense	49
Payable for Variation Margin on Futures Contracts	39
Payable for Shareholder Services Fees — Class A	14
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	5
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	11
Payable for Custodian Fees	6
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	50
Total Liabilities	3,108
Net Assets	$167,728
Net Assets Consist Of:
Paid-in-Capital	$405,717
Accumulated Undistributed Net Investment Income	439
Accumulated Net Realized Loss	(238,824)
Unrealized Appreciation (Depreciation) on:
Investments	431
Futures Contracts	(35)
Foreign Currency Translations	—	@
Net Assets	$167,728

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$97,567
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,994,199
Net Asset Value, Offering and Redemption Price Per Share	$8.13
CLASS A:
Net Assets	$69,680
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,546,810
Net Asset Value, Offering and Redemption Price Per Share	$8.15
CLASS L:
Net Assets	$418
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	51,464
Net Asset Value, Offering and Redemption Price Per Share	$8.13
CLASS C:
Net Assets	$52
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	6,372
Net Asset Value, Offering and Redemption Price Per Share	$8.11
CLASS IS:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,307
Net Asset Value, Offering and Redemption Price Per Share	$8.13

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,777
Dividends from Security of Affiliated Issuer (Note G)	7
Total Investment Income	1,784
Expenses:
Advisory Fees (Note B)	163
Shareholder Services Fees — Class A (Note D)	81
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Professional Fees	77
Administration Fees (Note C)	65
Sub Transfer Agency Fees — Class I	18
Sub Transfer Agency Fees — Class A	13
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	28
Registration Fees	26
Pricing Fees	17
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	8
Other Expenses	11
Total Expenses	517
Waiver of Advisory Fees (Note B)	(163)
Expenses Reimbursed by Adviser (Note B)	(28)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	320
Net Investment Income	1,464
Realized Gain:
Investments Sold	677
Futures Contracts	913
Net Realized Gain	1,590
Change in Unrealized Appreciation (Depreciation):
Investments	(1,195)
Futures Contracts	(32)
Net Change in Unrealized Appreciation (Depreciation)	(1,227)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	363
Net Increase in Net Assets Resulting from Operations	$1,827

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,464	$2,629
Net Realized Gain	1,590	7,127
Net Change in Unrealized Appreciation (Depreciation)	(1,227)	1,093
Net Increase in Net Assets Resulting from Operations	1,827	10,849
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(951)	(1,953)
Class A:
Net Investment Income	(545)	(590)
Class L:
Net Investment Income	(3)	(6)
Class C:
Net Investment Income	(— @)	(1)
Class IS:
Net Investment Income	(— @)	(— @)*
Total Distributions	(1,499)	(2,550)
Capital Share Transactions:(1)
Class I:
Subscribed	13,983	8,502
Issued due to a tax-free reorganization	—	604
Distributions Reinvested	949	1,951
Redeemed	(16,189)	(20,237)
Class A:
Subscribed	21,392	23,263
Issued due to a tax-free reorganization	—	47,269
Distributions Reinvested	535	585
Redeemed	(19,174)	(9,355)
Class L:
Exchanged	24	167
Issued due to a tax-free reorganization	—	112
Distributions Reinvested	2	3
Redeemed	(11)	(339)
Class C:
Exchanged	—	32
Distributions Reinvested	— @	1
Redeemed	(44)	(13)
Class IS:
Subscribed	—	10 *
Net Increase in Net Assets Resulting from Capital Share Transactions	1,467	52,555
Total Increase in Net Assets	1,795	60,854
Net Assets:
Beginning of Period	165,933	105,079
End of Period (Including Accumulated Undistributed Net Investment Income of $439 and $474)	$167,728	$165,933

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2017 (unaudited) (000)	Year Ended September 30, 2016 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,724	1,090
Shares Issued due to a tax-free reorganization	—	79
Shares Issued on Distributions Reinvested	117	252
Shares Redeemed	(1,996)	(2,604)
Net Decrease in Class I Shares Outstanding	(155)	(1,183)
Class A:
Shares Subscribed	2,629	2,949
Shares Issued due to a tax-free reorganization	—	6,163
Shares Issued on Distributions Reinvested	66	75
Shares Redeemed	(2,364)	(1,199)
Net Increase in Class A Shares Outstanding	331	7,988
Class L:
Shares Exchanged	3	22
Shares Issued due to a tax-free reorganization	—	15
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(1)	(44)
Net Increase (Decrease) in Class L Shares Outstanding	2	(7)
Class C:
Shares Exchanged	—	5
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(5)	(2)
Net Increase (Decrease) in Class C Shares Outstanding	(5)	3
Class IS:
Shares Subscribed	—	1 *

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period January 11, 2016 through September 30, 2016.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$8.12		$7.71		$7.81		$7.76		$7.80		$7.71
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.08		0.15		0.13		0.12		0.11		0.15
Net Realized and Unrealized Gain (Loss)	0.01		0.41		(0.12)		0.04		(0.03)		0.11
Total from Investment Operations	0.09		0.56		0.01		0.16		0.08		0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.15)		(0.11)		(0.11)		(0.12)		(0.17)
Net Asset Value, End of Period	$8.13		$8.12		$7.71		$7.81		$7.76		$7.80
Total Return (3)	1.10	%(4)(10)	7.43	%(5)	0.06%		2.06%		1.09%		3.35%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$97,567		$98,603		$102,808		$119,059		$122,958		$145,387
Ratio of Expenses to Average Net Assets (12)	0.29	%(6)(11)	0.36	%(6)(8)	0.53	%(6)	0.53	%(6)	0.71	%(6)(7)	0.63	%(6)
Ratio of Net Investment Income to Average Net Assets (12)	1.90	%(6)(11)	1.97	%(6)(8)	1.72	%(6)	1.49	%(6)	1.45	%(6)(7)	1.92	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.00	(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(10)	66%		41%		60%		66%		51%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.53	%(11)	0.65%		0.63%		0.78%		0.72%		N/A
Net Investment Income to Average Net Assets	1.66	%(11)	1.68%		1.62%		1.24%		1.44%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 0.60%.

(5)  Performance was positively impacted by approximately 5.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.46%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.53% for Class I shares.

(8)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.30% for Class I shares. Prior to January 11, 2016, the maximum ratio was 0.53% for Class I shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2017		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$8.13		$7.72		$7.83		$7.77		$7.80		$7.71
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.07		0.14		0.11		0.09		0.09		0.13
Net Realized and Unrealized Gain (Loss)	0.02		0.40		(0.14)		0.05		(0.01)		0.11
Total from Investment Operations	0.09		0.54		(0.03)		0.14		0.08		0.24
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.13)		(0.08)		(0.08)		(0.11)		(0.15)
Net Asset Value, End of Period	$8.15		$8.13		$7.72		$7.83		$7.77		$7.80
Total Return (3)	1.09	%(4)(10)	7.15	%(5)	(0.41)%		1.78%		0.84%		3.22%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$69,680		$66,821		$1,761		$940		$749		$145
Ratio of Expenses to Average Net Assets (12)	0.55	%(6)(11)	0.52	%(6)(8)	0.88	%(6)	0.88	%(6)	0.97	%(6)(7)	0.88	%(6)
Ratio of Net Investment Income to Average Net Assets (12)	1.64	%(6)(11)	1.83	%(6)(8)	1.40	%(6)	1.14	%(6)	1.15	%(6)(7)	1.70	%(6)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(10)	66%		41%		60%		66%		51%
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.78	%(11)	0.80%		1.22%		1.10%		1.00%		N/A
Net Investment Income to Average Net Assets	1.41	%(11)	1.55%		1.06%		0.92%		1.12%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.49% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 0.60%.

(5)  Performance was positively impacted by approximately 5.94% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.21%.

(6)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.88% for Class A shares.

(8)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.55% for Class A shares. Prior to January 11, 2016, the maximum ratio was 0.88% for Class A shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2017		Year Ended September 30,								Period from April 27, 2012(2) to
Selected Per Share Data and Ratios	(unaudited)		2016(1)		2015		2014		2013		September 30, 2012
Net Asset Value, Beginning of Period	$8.11		$7.70		$7.80		$7.75		$7.80		$7.76
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.06		0.11		0.08		0.06		0.07		0.04
Net Realized and Unrealized Gain (Loss)	0.02		0.41		(0.13)		0.05		(0.03)		0.04
Total from Investment Operations	0.08		0.52		(0.05)		0.11		0.04		0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.11)		(0.05)		(0.06)		(0.09)		(0.04)
Net Asset Value, End of Period	$8.13		$8.11		$7.70		$7.80		$7.75		$7.80
Total Return (4)	0.97	%(5)(11)	6.79	%(6)	(0.68)%		1.38%		0.48%		1.06	%(11)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$418		$403		$439		$200		$95		$10
Ratio of Expenses to Average Net Assets (13)	0.80	%(7)(12)	0.92	%(7)(9)	1.23	%(7)	1.23	%(7)	1.24	%(7)(8)	1.21	%(7)(12)
Ratio of Net Investment Income to Average Net Assets (13)	1.39	%(7)(12)	1.42	%(7)(9)	1.05	%(7)	0.79	%(7)	0.85	%(7)(8)	1.14	%(7)(12)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(10)(12)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)(12)
Portfolio Turnover Rate	23	%(11)	66%		41%		60%		66%		51	%(11)
(13) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.57	%(12)	1.83%		1.80%		3.48%		1.34%		N/A
Net Investment Income (Loss) to Average Net Assets	0.62	%(12)	0.51%		0.48%		(1.46)%		0.75%		N/A

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 0.47%.

(6)  Performance was positively impacted by approximately 5.92% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.87%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class L shares.

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class L shares. Prior to January 11, 2016, the maximum ratio was 1.23% for Class L shares.

(10)  Amount is less than 0.005%.

(11)  Not Annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Short Duration Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)		Period from April 30, 2015(2) to September 30, 2015
Net Asset Value, Beginning of Period	$8.09		$7.69		$7.78
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.03		0.07		0.02
Net Realized and Unrealized Gain (Loss)	0.02		0.41		(0.09)
Total from Investment Operations	0.05		0.48		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.08)		(0.02)
Net Asset Value, End of Period	$8.11		$8.09		$7.69
Total Return (4)	0.67	%(5)(10)	6.24	%(6)	(0.92	)%(10)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$52		$95		$71
Ratio of Expenses to Average Net Assets (12)	1.30	%(7)(11)	1.39	%(7)(8)	1.63	%(7)(11)
Ratio of Net Investment Income to Average Net Assets (12)	0.85	%(7)(11)	0.93	%(7)(8)	0.73	%(7)(11)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)(11)
Portfolio Turnover Rate	23	%(10)	66%		41	%(10)
(12) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	4.06	%(11)	3.95%		6.73	%(11)
Net Investment Loss to Average Net Assets	(1.91	)%(11)	(1.63)%		(4.37	)%(11)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 0.17%.

(6)  Performance was positively impacted by approximately 5.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.47%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class C shares. Prior to January 11, 2016, the maximum ratio was 1.63% for Class C shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Short Duration Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Period from January 11, 2016(2) to September 30, 2016(1)
Net Asset Value, Beginning of Period	$8.11		$7.65
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.08		0.17
Net Realized and Unrealized Gain	0.02		0.39
Total from Investment Operations	0.10		0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.10)
Net Asset Value, End of Period	$8.13		$8.11
Total Return (4)	1.24	%(5)(9)	7.42	%(6)(9)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$11
Ratio of Expenses to Average Net Assets (11)	0.25	%(7)(10)	0.25	%(7)(10)
Ratio of Net Investment Income to Average Net Assets (11)	1.94	%(7)(10)	2.20	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%(8)(10)	0.00	%(8)(10)
Portfolio Turnover Rate	23	%(9)	66	%(9)
(11) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.81	%(10)	17.12	%(10)
Net Investment Loss to Average Net Assets	(13.62	)%(10)	(14.67	)%(10)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 0.74%.

(6)  Performance was positively impacted by approximately 5.96% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 1.46%.

(7)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio (name changed on January 11, 2016, formerly Limited Duration Portfolio). The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L and Class C shares to all investors. Class L and Class C shareholders of the Fund do not have the option of purchasing additional Class L and Class C shares, respectively. However, existing Class L and Class C shareholders may invest through reinvestment of dividends and distributions.

On January 11, 2016, the Fund commenced offering Class IS shares.

On January 11, 2016, the Fund acquired the net assets of Morgan Stanley Limited Duration U.S. Government Trust ("Limited Duration U.S. Government Trust"), an open-end investment company, based on the respective valuations as of the close of business on January 8, 2016, pursuant to a Plan of Reorganization approved by the shareholders of Limited Duration U.S. Government Trust on June 9, 2015 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 78,397 Class I shares of the Fund at a net asset value of $7.65 for 68,223 Class I shares of Limited Duration U.S. Government Trust; 528 Class I shares of the Fund at a net asset value of $7.65 for 460 Advisor Class shares of Limited Duration U.S. Government Trust; 6,162,897 Class A shares of the Fund at a net asset value of $7.67 for 5,378,737 Advisor Class shares of Limited Duration U.S. Government Trust; and 14,702 Class L shares of the Fund at a net asset value of $7.65 for 12,798 Advisor Class shares of Limited Duration U.S. Government Trust. The net assets of Limited Duration U.S. Government Trust before the Reorganization were approximately $47,986,000, including unrealized appreciation of approximately $462,000 at January 8, 2016. The investment portfolio of Limited Duration U.S. Government Trust, with a fair value of approximately $47,575,000 and identified cost of approximately $47,113,000 on January 8, 2016, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Limited Duration U.S. Government Trust was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Fund were approximately $100,541,000. Immediately after the Reorganization, the net assets of the Fund were approximately $148,527,000.

Upon closing of the Reorganization, shareholders of Limited Duration U.S. Government Trust received shares of the Fund as follows:

Limited Duration U.S. Government Trust	Short Duration Income Portfolio
Class I	Class I
Advisor Class	Class I
Advisor Class	Class A
Advisor Class	Class L

Assuming the acquisition had been completed on October 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the period ended September 30, 2016, are as follows:

Net investment income(1)	$4,042,000
Net realized gain and unrealized gain(2)	$7,755,000
Net increase in net assets resulting from operations	$11,797,000

(1) Approximately $2,629,000 as reported, plus approximately $898,000 Limited Duration U.S. Government Trust prior to Reorganization, plus approximately $515,000 of estimated pro-forma eliminated expenses.

(2) Approximately $8,220,000 as reported, plus approximately $(465,000) Limited Duration U.S. Government Trust prior to Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Limited Duration U.S. Government Trust that have been included in the Fund's Statement of Operations since January 11, 2016.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts

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Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the" Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees. (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley

Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,389	$—	$2,389
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	574	—	574
Agency Fixed Rate Mortgages	—	3,576	—	3,576
Asset-Backed Securities	—	20,640	—	20,640
Collateralized Mortgage Obligations — Agency Collateral Series	—	6,054	—	6,054
Commercial Mortgage-Backed Securities	—	2,933	—	2,933
Corporate Bonds	—	110,842	—	110,842
Mortgages — Other	—	4,514	—	4,514
Sovereign	—	1,009	—	1,009
U.S. Agency Security	—	2,293	—	2,293
U.S. Treasury Security	—	4,849	—	4,849
Total Fixed Income Securities	—	159,673	—	159,673
Short-Term Investments
Investment Company	3,761	—	—	3,761
U.S. Treasury Security	—	1,347	—	1,347
Certificates of Deposit	—	2,858	—	2,858
Commercial Paper	—	1,632	—	1,632
Total Short-Term Investments	3,761	5,837	—	9,598
Total Assets	3,761	165,510	—	169,271
Liabilities:
Futures Contracts	(35)	—	—	(35)
Total	$3,726	$165,510	$—	$169,236

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2017.

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(35	)(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$913
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(32)

For the six months ended March 31, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$33,824,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Included in Realized Gain (Loss) on Investments Sold are proceeds from the one-time settlements of class action lawsuits involving the Fund's past holdings of approximately $786,000, the impact of which is on the Fund's performance is disclosed in the Financial Highlights.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $163,000 of advisory fees were waived and approximately $31,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co- Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $36,291,000 and $25,304,000, respectively. For the six months ended March 31, 2017, purchases and sales of long-term U.S. Government securities were approximately $6,786,000 and $10,637,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Government Portfolio.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$5,928	$31,158	$33,325	$7	$3,761

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From: Ordinary Income (000)	2015 Distributions Paid From: Ordinary Income (000)
$2,550	$1,494

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and an expired capital loss carryforward, resulted in the following reclassifications among the components of net assets at September 30, 2016:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(111)	$(12,199)	$12,310

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$533	$—

At September 30, 2016, the Fund had available for federal income tax purposes unused capital losses, of approximately $1,410,000*, of which $4,307,000* will not expire.

In addition, at September 30, 2016, the Fund had available for federal income tax purposes unused capital losses, which will expire on the indicated dates:

Amount (000)*	Expiration
$200,657	September 30, 2017
34,040	September 30, 2018

* These amounts include capital losses acquired from Limited Duration U.S. Government Trust that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $7,362,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 84.3%.

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
1784122 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Privacy Notice	28
Trustee and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Strategic Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Expense Example (unaudited)

Strategic Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Strategic Income Portfolio Class I	$1,000.00	$1,033.60	$1,020.00	$5.02	$4.99	0.99%
Strategic Income Portfolio Class A	1,000.00	1,031.30	1,018.30	6.74	6.69	1.33
Strategic Income Portfolio Class C	1,000.00	1,028.00	1,014.51	10.57	10.50	2.09
Strategic Income Portfolio Class IS	1,000.00	1,033.80	1,020.24	4.77	4.73	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (89.9%)
Asset-Backed Securities (12.4%)
Bear Stearns Asset-Backed Securities I Trust,
1.30%, 3/25/37 (a)	$86	$54
1.33%, 5/25/37 (a)	97	62
BNC Mortgage Loan Trust,
1.14%, 3/25/37 (a)	100	78
Carrington Mortgage Loan Trust,
1.20%, 1/25/37 (a)	100	69
Countrywide Asset-Backed Certificates,
4.82%, 7/25/36	127	106
Credit Suisse First Boston Mortgage Securities Corp.,
1.60%, 1/25/32 (a)	56	50
CWABS Asset-Backed Certificates Trust,
4.63%, 10/25/46 (a)	92	65
Ellington Loan Acquisition Trust,
2.08%, 5/25/37 (a)(b)	100	94
GSAA Home Equity Trust,
6.00%, 11/25/36	31	19
GSAMP Trust,
1.30%, 3/25/46 (a)	100	88
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	16	16
Mastr Asset Backed Securities Trust,
1.03%, 8/25/36 (a)	68	33
1.22%, 8/25/36 (a)	70	35
Nationstar Home Equity Loan Trust,
1.23%, 4/25/37 (a)	100	97
Ownit Mortgage Loan Trust,
1.25%, 3/25/37 (a)	61	51
RAMP Trust,
1.30%, 11/25/35 (a)	59	51
RMAT LLC,
4.83%, 6/25/35 (b)	48	47
Truman Capital Mortgage Loan Trust,
2.48%, 1/25/34 (a)(b)	66	66
3.55%, 11/25/31 (a)(b)	59	58
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	99	98
		1,237
Collateralized Mortgage Obligation — Agency Collateral Series (0.1%)
Government National Mortgage Association,
IO
0.81%, 8/20/58 (a)	504	14
Commercial Mortgage-Backed Securities (4.0%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	78
GS Mortgage Securities Trust,
4.33%, 2/10/48 (a)(b)	100	78
HILT Mortgage Trust,
2.77%, 7/15/29 (a)(b)	100	96
	Face Amount (000)		Value (000)
JPMBB Commercial Mortgage Securities Trust,
3.84%, 2/15/48 (a)(b)		$100	$79
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (a)		75	63
			394
Corporate Bonds (41.0%)
Finance (17.9%)
ABN Amro Bank N.V.,
6.38%, 4/27/21	EUR	100	130
Ally Financial, Inc.,
4.13%, 3/30/20		$25	25
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)	EUR	100	129
Banco Santander SA,
6.25%, 3/12/19 (a)(c)		100	106
Bank of America Corp.,
MTN
4.25%, 10/22/26		$50	51
BNP Paribas SA,
3.80%, 1/10/24 (b)		250	249
BPCE SA,
5.15%, 7/21/24 (b)		200	206
Citigroup, Inc.,
5.50%, 9/13/25		75	82
Colony NorthStar, Inc.,
5.00%, 4/15/23		25	25
Commonwealth Bank of Australia,
1.75%, 11/7/19 (b)		25	25
Cooperatieve Rabobank UA,
2.50%, 5/26/26 (a)	EUR	100	112
CTR Partnership LP/CareTrust Capital Corp.,
5.88%, 6/1/21		$25	26
Discover Financial Services,
3.95%, 11/6/24		25	25
KCG Holdings, Inc.,
6.88%, 3/15/20 (b)		25	26
Kennedy-Wilson, Inc.,
5.88%, 4/1/24		25	26
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	62
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)		100	127
Nationwide Building Society,
4.13%, 3/20/23 (a)		100	110
Shutterfly, Inc.,
0.25%, 5/15/18		$25	25
Spirit Realty Capital, Inc.,
3.75%, 5/15/21		25	26
Starwood Property Trust, Inc.,
4.55%, 3/1/18		50	55
Synchrony Financial,
2.60%, 1/15/19		25	25

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Finance (cont'd)
Vonovia Finance BV,
4.00%, 12/17/21 (a)(c)	EUR	100	$112
			1,785
Industrials (23.1%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22		$5	5
Akamai Technologies, Inc.,
0.00%, 2/15/19		50	50
Apex Tool Group LLC,
7.00%, 2/1/21 (b)		25	23
Aramark Services, Inc.,
4.75%, 6/1/26		25	25
AT&T, Inc.,
4.50%, 3/9/48		6	5
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23		25	24
Ball Corp.,
4.00%, 11/15/23		25	25
CalAtlantic Group, Inc.,
0.25%, 6/1/19		50	47
Charter Communications Operating LLC/ Charter Communications Operating Capital,
4.91%, 7/23/25		50	53
Citrix Systems, Inc.,
0.50%, 4/15/19		50	63
Constellium N.V.,
4.63%, 5/15/21	EUR	100	105
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18		$25	26
Crown Castle International Corp.,
5.25%, 1/15/23		25	27
CSC Holdings LLC,
5.25%, 6/1/24		25	25
Ctrip.com International Ltd.,
1.25%, 10/15/18		25	33
Delta Air Lines, Inc.,
2.88%, 3/13/20		25	25
DISH DBS Corp.,
5.00%, 3/15/23		25	25
Dollar Tree, Inc.,
5.75%, 3/1/23		25	27
Energy Transfer Partners LP,
2.50%, 6/15/18		75	75
First Data Corp.,
5.38%, 8/15/23 (b)		25	26
General Motors Financial Co., Inc.,
4.30%, 7/13/25		50	51
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23		25	25
Gray Television, Inc.,
5.13%, 10/15/24 (b)		25	25
	Face Amount (000)	Value (000)
Hanesbrands, Inc.,
4.63%, 5/15/24 (b)	$9	$9
4.88%, 5/15/26 (b)	16	16
Harland Clarke Holdings Corp.,
6.88%, 3/1/20 (b)	25	25
HCA, Inc.,
4.75%, 5/1/23	25	26
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)	15	15
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)	25	26
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC,
5.25%, 6/1/26 (b)	25	25
Lamar Media Corp.,
5.00%, 5/1/23	25	26
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26 (b)	25	26
Lear Corp.,
5.25%, 1/15/25	50	53
Lions Gate Entertainment Corp.,
5.88%, 11/1/24 (b)	25	26
Live Nation Entertainment, Inc.,
2.50%, 5/15/19	25	27
Lundin Mining Corp.,
7.50%, 11/1/20 (b)	25	27
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)	25	23
MasTec, Inc.,
4.88%, 3/15/23	25	25
MDC Partners, Inc.,
6.50%, 5/1/24 (b)	25	24
MGM Resorts International,
6.00%, 3/15/23	25	27
Michael Baker International LLC/CDL Acquisition Co., Inc.,
8.25%, 10/15/18 (b)	25	25
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)	25	26
MPLX LP,
4.00%, 2/15/25	25	25
MSCI, Inc.,
4.75%, 8/1/26 (b)	9	9
ON Semiconductor Corp.,
1.00%, 12/1/20	50	55
OPE KAG Finance Sub, Inc.,
7.88%, 7/31/23 (b)	25	26
PetSmart, Inc.,
7.13%, 3/15/23 (b)	25	24
Playa Resorts Holding BV,
8.00%, 8/15/20 (b)	5	5

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		$25	$24
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		25	25
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		25	25
SBA Communications Corp.,
4.88%, 9/1/24 (b)		25	25
Select Medical Corp.,
6.38%, 6/1/21		50	51
Shell International Finance BV,
1.38%, 9/12/19		50	49
Solvay Finance SA,
5.12%, 6/2/21 (a)(c)	EUR	100	117
Sprint Communications, Inc.,
6.00%, 11/15/22		$25	26
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	51
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (b)		25	25
Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	117
Tenet Healthcare Corp.,
6.00%, 10/1/20		$25	26
Tesla, Inc.,
0.25%, 3/1/19		50	50
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		25	24
3.15%, 10/1/26		25	23
TMS International Corp.,
7.63%, 10/15/21 (b)		10	10
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	21
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	24
Viavi Solutions, Inc.,
0.63%, 8/15/33		25	28
Whole Foods Market, Inc.,
5.20%, 12/3/25		25	27
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	24
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (b)		25	25
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)		25	26
			2,305
			4,090
	Face Amount (000)		Value (000)
Mortgages — Other (9.7%)
Alternative Loan Trust,
3.53%, 3/25/35 (a)		$79	$73
PAC
1.43%, 10/25/36 (a)		64	37
Banc of America Alternative Loan Trust,
1.43%, 11/25/36 (a)		53	37
5.71%, 10/25/36 (a)		98	58
Bear Stearns Structured Products, Inc. Trust,
3.50%, 1/26/36 (a)		34	29
Bear Stearns Trust,
3.02%, 2/25/36 (a)		50	42
3.20%, 4/25/35 (a)		49	41
3.39%, 3/25/36 (a)		146	112
Citigroup Mortgage Loan Trust,
3.23%, 6/25/36 (a)		37	29
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36		20	19
Grifonas Finance PLC,
0.04%, 8/28/39 (a)	EUR	47	40
GSR Mortgage Loan Trust,
3.86%, 12/25/34 (a)		$91	88
HarborView Mortgage Loan Trust,
1.17%, 1/19/38 (a)		31	27
IndyMac INDX Mortgage Loan Trust,
3.02%, 12/25/34 (a)		43	40
JP Morgan Mortgage Trust,
3.15%, 6/25/37 (a)		40	35
Lehman Mortgage Trust,
6.00%, 7/25/36 - 6/25/37		134	102
Luminent Mortgage Trust,
1.21%, 5/25/37 (a)		105	85
Lusitano Mortgages No. 5 PLC,
0.00%, 7/15/59 (a)	EUR	48	42
MASTR Alternative Loan Trust,
6.25%, 7/25/36		$42	36
			972
Sovereign (16.3%)
Australia Government Bond,
2.75%, 11/21/27	AUD	70	53
3.25%, 4/21/25		180	144
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 - 1/1/25	BRL	821	264
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	40	45
Hungary Government International Bond,
5.38%, 3/25/24		$80	89
Italy Buoni Poliennali Del Tesoro,
0.65%, 11/1/20	EUR	85	91
Mexican Bonos,
5.75%, 3/5/26	MXN	4,000	196
Series M
6.50%, 6/10/21		3,500	185

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Petroleos Mexicanos,
6.50%, 3/13/27 (b)		$60	$65
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (b)	EUR	25	26
4.13%, 4/14/27 (b)		60	65
5.65%, 2/15/24 (b)		40	49
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	5,900	100
South Africa Government Bond,
8.00%, 1/31/30	ZAR	900	61
Spain Government Bond,
0.75%, 7/30/21	EUR	175	191
			1,624
U.S. Treasury Securities (6.4%)
U.S. Treasury Bond,
2.50%, 2/15/45		$142	128
U.S. Treasury Note,
2.13%, 5/15/25		520	512
			640
Total Fixed Income Securities (Cost $8,880)			8,971
	Shares
Short-Term Investments (9.0%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $509)		509,340	509
	Face Amount (000)	Value (000)
U.S. Treasury Securities (3.9%)
U.S. Treasury Bill
0.64%, 7/27/17 (d)(e)	$38	$38
U.S. Treasury Note
0.88%, 5/15/17	350	350
Total U.S. Treasury Securities (Cost $388)		388
Total Short-Term Investments (Cost $897)		897
Total Investments (98.9%) (Cost $9,777) (f)(g)		9,868
Other Assets in Excess of Liabilities (1.1%)		108
Net Assets (100.0%)		$9,976

(a)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(d)  Rate shown is the yield to maturity at March 31, 2017.

(e)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(g)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $274,000 and the aggregate gross unrealized depreciation is approximately $183,000 resulting in net unrealized appreciation of approximately $91,000.

IO  Interest Only.

MTN  Medium Term Note.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

PAC  Planned Amortization Class.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	162		$125	4/5/17	$1
Australia and New Zealand Banking Group	CAD	60		$46	4/5/17	—	@
Australia and New Zealand Banking Group	EUR	1,885		$1,996	4/5/17	(15)
Australia and New Zealand Banking Group		$4	EUR	3	4/5/17	(—	@)
Australia and New Zealand Banking Group		$121	EUR	111	4/5/17	(2)
Barclays Bank PLC	AUD	70		$54	4/5/17	—	@
Barclays Bank PLC		$4	EUR	4	4/5/17	(—	@)
HSBC Bank PLC	GBP	39	EUR	46	4/5/17	—	@
HSBC Bank PLC	GBP	39		$49	4/5/17	(—	@)
HSBC Bank PLC	JPY	11,048		$98	4/5/17	(1)
HSBC Bank PLC	PLN	551		$136	4/5/17	(3)
HSBC Bank PLC		$113	EUR	107	4/5/17	1
HSBC Bank PLC		$49	EUR	46	4/5/17	—	@
HSBC Bank PLC		$75	HUF	21,418	4/5/17	(1)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC		$7	MXN	141		4/5/17	$—	@
HSBC Bank PLC		$148	PLN	600		4/5/17	4
JPMorgan Chase Bank NA	BRL	296		$96		4/5/17	1
JPMorgan Chase Bank NA	HUF	1,339		$5		4/5/17	—	@
JPMorgan Chase Bank NA		$95	BRL	296		4/5/17	(—	@)
JPMorgan Chase Bank NA		$109	EUR	103		4/5/17	1
JPMorgan Chase Bank NA		$50	JPY	5,500		4/5/17	(—	@)
UBS AG	AUD	94		$71		4/5/17	(1)
UBS AG	EUR	46	SEK	440		4/5/17	(—	@)
UBS AG	EUR	1		$1		4/5/17	(—	@)
UBS AG	EUR	103		$108		4/5/17	(2)
UBS AG	HUF	20,079		$69		4/5/17	(—	@)
UBS AG	SEK	1		$—	@	4/5/17	—	@
UBS AG		$99	SEK	888		4/5/17	—	@
UBS AG		$49	SEK	440		4/5/17	—	@
Australia and New Zealand Banking Group	BRL	182		$58		5/5/17	1
JPMorgan Chase Bank NA	BRL	296		$94		5/5/17	—	@
JPMorgan Chase Bank NA	RUB	2,803		$48		5/5/17	(1)
JPMorgan Chase Bank NA		$100	INR	6,500		5/5/17	—	@
Australia and New Zealand Banking Group	MXN	734		$39		5/8/17	(—	@)
HSBC Bank PLC	MXN	1,450		$75		5/8/17	(2)
HSBC Bank PLC		$49	ZAR	633		5/8/17	(2)
HSBC Bank PLC		$48	ZAR	600		5/8/17	(3)
HSBC Bank PLC	ZAR	854		$67		5/8/17	4
JPMorgan Chase Bank NA	MXN	1,445		$75		5/8/17	(2)
JPMorgan Chase Bank NA		$9	MXN	172		5/8/17	—	@
JPMorgan Chase Bank NA	ZAR	285		$21		5/8/17	—	@
UBS AG		$50	GBP	40		5/8/17	—	@
							$(22)

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
German Euro BOBL (Germany)	4	$(562)	Jun-17	$	(— @)
German Euro Bund (Germany)	4	(689)	Jun-17		(3)
U.S. Treasury 10 yr. Note (United States)	6	(747)	Jun-17		(2)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	8	(1,071)	Jun-17		(5)
U.S. Treasury 2 yr. Note (United States)	2	(433)	Jun-17		(— @)
U.S. Treasury 5 yr. Note (United States)	8	(942)	Jun-17		(2)
U.S. Treasury Ultra Bond (United States)	1	(161)	Jun-17		(1)
					$(13)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2017:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Deutsche Bank AG CMBX.NA.BB.60	Sell	$13	5.00%	5/11/63	$—	@	$(3)	$(3)	NR
Goldman Sachs International CMBX.NA.BB.60	Sell	20	5.00	5/11/63	(—	@)	(4)	(4)	NR
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Credit Default Swap Agreements (cont'd):

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Goldman Sachs International CMBX.NA.BBB.60	Sell	$200	3.00%	5/11/63	$(13)	$(13)	$(26)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	27	3.00	5/11/63	(1)	(2)	(3)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	64	3.00	5/11/63	(2)	(6)	(8)	NR
Goldman Sachs International CMBX.NA.BBB.60	Sell	109	3.00	5/11/63	(5)	(9)	(14)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.26	Buy	198	5.00	6/20/21	(9)	(8)	(17)	NR
		$631			$(30)	$(45)	$(75)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.86%	12/8/21	$100	$— @
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.07	12/21/21	100	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	12/8/26	160	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	110	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	12/8/46	22	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46	50	(1)
						$(1)

@    Value is less than $500.

†    Credit rating as issued by Standard & Poor's.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

NR    Not rated.

LIBOR  London Interbank Offered Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

EUR  —  Euro

GBP  —  British Pound

HUF  —  Hungarian Forint

INR  —  Indian Rupee

JPY  —  Japanese Yen

MXN  —  Mexican Peso

PLN  —  Polish Zloty

RUB  —  Russian Ruble

SEK  —  Swedish Krona

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	23.4%
Finance	18.1
Sovereign	16.4
Asset-Backed Securities	12.5
Mortgages — Other	9.9
Short-Term Investments	9.1
U.S. Treasury Securities	6.5
Other**	4.1
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with an underlying face amount of approximately $4,605,000 with total unrealized depreciation of approximately $13,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $22,000 and does not include open swap agreements with net unrealized depreciation of approximately $46,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,268)	$9,359
Investment in Security of Affiliated Issuer, at Value (Cost $509)	509
Total Investments in Securities, at Value (Cost $9,777)	9,868
Foreign Currency, at Value (Cost $6)	6
Interest and Paydown Receivable	87
Receivable for Variation Margin on Futures Contracts	55
Due from Adviser	46
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	13
Tax Reclaim Receivable	1
Premium Paid on Open Swap Agreements	—	@
Receivable from Affiliate	—	@
Other Assets	70
Total Assets	10,146
Liabilities:
Unrealized Depreciation on Swap Agreements	37
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	35
Payable for Professional Fees	35
Premium Received on Open Swap Agreements	21
Payable for Custodian Fees	18
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Administration Fees	1
Payable for Variation Margin on Swap Agreements	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	18
Total Liabilities	170
Net Assets	$9,976
Net Assets Consist Of:
Paid-in-Capital	$10,056
Accumulated Net Investment Loss	(23)
Accumulated Net Realized Loss	(67)
Unrealized Appreciation (Depreciation) on:
Investments	91
Futures Contracts	(13)
Swap Agreements	(46)
Foreign Currency Forward Exchange Contracts	(22)
Foreign Currency Translations	(—	@)
Net Assets	$9,976

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2017 (000)
CLASS I:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.91
CLASS A:
Net Assets	$41
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	4,132
Net Asset Value, Redemption Price Per Share	$9.90
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$10.34
CLASS C:
Net Assets	$36
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	3,641
Net Asset Value, Offering and Redemption Price Per Share	$9.86
CLASS IS:
Net Assets	$9,889
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	998,000
Net Asset Value, Offering and Redemption Price Per Share	$9.91

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Strategic Income Portfolio

Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$156
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	158
Expenses:
Professional Fees	56
Custodian Fees (Note F)	24
Advisory Fees (Note B)	20
Registration Fees	17
Pricing Fees	11
Shareholder Reporting Fees	5
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	8
Total Expenses	151
Expenses Reimbursed by Adviser (Note B)	(79)
Waiver of Advisory Fees (Note B)	(20)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	47
Net Investment Income	111
Realized Gain (Loss):
Investments Sold	(128)
Foreign Currency Forward Exchange Contracts	207
Foreign Currency Transactions	(3)
Futures Contracts	187
Swap Agreements	2
Net Realized Gain	265
Change in Unrealized Appreciation (Depreciation):
Investments	19
Foreign Currency Forward Exchange Contracts	(34)
Foreign Currency Translations	2
Futures Contracts	(14)
Swap Agreements	(22)
Net Change in Unrealized Appreciation (Depreciation)	(49)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	216
Net Increase in Net Assets Resulting from Operations	$327

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Strategic Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)		Year Ended September 30, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$111		$220
Net Realized Gain (Loss)	265		(287)
Net Change in Unrealized Appreciation (Depreciation)	(49)		340
Net Increase in Net Assets Resulting from Operations	327		273
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(—	@)	(— @)
Class A:
Net Investment Income	(—	@)	(— @)
Class C:
Net Investment Income	(—	@)	(— @)
Class IS:
Net Investment Income	(105)		(379)
Total Distributions	(105)		(379)
Capital Share Transactions:(1)
Class A:
Subscribed	—		37
Distributions Reinvested	—	@	—
Redeemed	—		(7)
Class C:
Subscribed	—		25
Distributions Reinvested	—	@	—
Net Increase in Net Assets Resulting from Capital Share Transactions	—	@	55
Total Increase (Decrease) in Net Assets	222		(51)
Net Assets:
Beginning of Period	9,754		9,805
End of Period (Including Accumulated Net Investment Loss of $(23) and $(29))	$9,976		$9,754
(1) Capital Share Transactions:
Class A:
Shares Subscribed	—		4
Shares Issued on Distributions Reinvested	—	@@	—
Shares Redeemed	—		(1)
Net Increase in Class A Shares Outstanding	—	@@	3
Class C:
Shares Subscribed	—		3
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class C Shares Outstanding	—	@@	3

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Strategic Income Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)		Period from December 30, 2014(2) to September 30, 2015
Net Asset Value, Beginning of Period	$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.11		0.22		0.14
Net Realized and Unrealized Gain (Loss)	0.21		0.06		(0.28)
Total from Investment Operations	0.32		0.28		(0.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.38)		(0.07)
Net Asset Value, End of Period	$9.91		$9.69		$9.79
Total Return (4)	3.36	%(6)	2.91%		(1.39	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10		$10
Ratio of Expenses to Average Net Assets (8)	0.99	%(5)(7)	0.99	%(5)	0.98	%(5)(7)
Ratio of Net Investment Income to Average Net Assets (8)	2.22	%(5)(7)	2.25	%(5)	1.81	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.01%		0.02	%(7)
Portfolio Turnover Rate	41	%(6)	47%		39	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	19.08	%(7)	7.28%		17.80	%(7)
Net Investment Loss to Average Net Assets	(15.87	)%(7)	(4.04)%		(15.01	)%(7)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Strategic Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)		Period from December 30, 2014(2) to September 30, 2015
Net Asset Value, Beginning of Period	$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.10		0.18		0.11
Net Realized and Unrealized Gain (Loss)	0.20		0.06		(0.27)
Total from Investment Operations	0.30		0.24		(0.16)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.34)		(0.05)
Net Asset Value, End of Period	$9.90		$9.69		$9.79
Total Return (4)	3.13	%(6)	2.51%		(1.56	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$41		$40		$10
Ratio of Expenses to Average Net Assets (8)	1.33	%(5)(7)	1.34	%(5)	1.33	%(5)(7)
Ratio of Net Investment Income to Average Net Assets (8)	1.98	%(5)(7)	1.86	%(5)	1.46	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%(7)	0.01%		0.02	%(7)
Portfolio Turnover Rate	41	%(6)	47%		39	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.11	%(7)	6.73%		18.06	%(7)
Net Investment Loss to Average Net Assets	(3.80	)%(7)	(3.53)%		(15.27	)%(7)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Strategic Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)		Period from April 30, 2015(2) to September 30, 2015
Net Asset Value, Beginning of Period	$9.66		$9.76		$10.06
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.06		0.11		0.05
Net Realized and Unrealized Gain (Loss)	0.21		0.06		(0.32)
Total from Investment Operations	0.27		0.17		(0.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.27)		(0.03)
Net Asset Value, End of Period	$9.86		$9.66		$9.76
Total Return (4)	2.80	%(7)	1.77%		(2.71	)%(7)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$36		$35		$10
Ratio of Expenses to Average Net Assets (9)	2.09	%(5)(8)	2.09	%(5)	2.10	%(5)(8)
Ratio of Net Investment Income to Average Net Assets (9)	1.23	%(5)(8)	1.14	%(5)	1.13	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(8)	0.01%		0.00	%(6)(8)
Portfolio Turnover Rate	41	%(7)	47%		39	%(7)
(9) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	9.44	%(8)	28.93%		19.28	%(8)
Net Investment Loss to Average Net Assets	(6.12	)%(8)	(25.70)%		(16.05	)%(8)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Strategic Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Year Ended September 30, 2016(1)		Period from December 30, 2014(2) to September 30, 2015
Net Asset Value, Beginning of Period	$9.69		$9.79		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (3)	0.11		0.23		0.14
Net Realized and Unrealized Gain (Loss)	0.22		0.05		(0.27)
Total from Investment Operations	0.33		0.28		(0.13)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.38)		(0.08)
Net Asset Value, End of Period	$9.91		$9.69		$9.79
Total Return (4)	3.38	%(6)	2.96%		(1.37	)%(6)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,889		$9,669		$9,775
Ratio of Expenses to Average Net Assets (8)	0.94	%(5)(7)	0.94	%(5)	0.93	%(5)(7)
Ratio of Net Investment Income to Average Net Assets (8)	2.28	%(5)(7)	2.35	%(5)	1.88	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%(7)	0.01%		0.02	%(7)
Portfolio Turnover Rate	41	%(6)	47%		39	%(6)
(8) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.97	%(7)	3.45%		4.04	%(7)
Net Investment Income (Loss) to Average Net Assets	0.25	%(7)	(0.16)%		(1.23	)%(7)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the change to custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Strategic Income Portfolio. The Fund seek a total return comprised of income and capital appreciation. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment

Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees. (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,237	$—	$1,237
Collateralized Mortgage Obligations — Agency Collateral Series	—	14	—	14
Commercial Mortgage-Backed Securities	—	394	—	394
Corporate Bonds	—	4,090	—	4,090
Mortgages — Other	—	972	—	972
Sovereign	—	1,624	—	1,624
U.S. Treasury Securities	—	640	—	640
Total Fixed Income Securities	—	8,971	—	8,971
Short-Term Investments
Investment Company	509	—	—	509
U.S. Treasury Securities	—	388	—	388
Total Short-Term Investments	509	388	—	897

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Foreign Currency Forward Exchange Contracts	$—	$13	$—	$13
Interest Rate Swap Agreements	—	2	—	2
Total Assets	509	9,374	—	9,883
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(35)	—	(35)
Futures Contracts	(13)	—	—	(13)
Credit Default Swap Agreements	—	(45)	—	(45)
Interest Rate Swap Agreements	—	(3)	—	(3)
Total Liabilities	(13)	(83)	—	(96)
Total	$496	$9,291	$—	$9,787

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S.

federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2017.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$13
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	2	(a)
Total			$15
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(35)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(13	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Credit Risk	(37)
Swap Agreement	Variation Margin on Swap Agreements	Credit Risk	(8	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(3	)(a)
Total			$(96)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

contract for the six months ended March 31, 2017 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$207
Interest Rate Risk	Futures Contracts	187
Credit Risk	Swap Agreements	1
Interest Rate Risk	Swap Agreements	1
Total		$396
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(34)
Interest Rate Risk	Futures Contracts	(14)
Credit Risk	Swap Agreements	(21)
Interest Rate Risk	Swap Agreements	(1)
Total		$(70)

At March 31, 2017, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$13	$(35)
Swap Agreements	—	(37)
Total	$13	$(72)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2017.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$2		$(2)	$—	$0
Barclays Bank PLC	—	@	(— @)	—	0
HSBC Bank PLC	9		(9)	—	0
JPMorgan Chase Bank NA	2		(2)	—	0
UBS AG	—	@	(— @)	—	0
Total	$13		$(13)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia and New Zealand Banking Group	$17		$(2)	$—	$15
Barclays Bank PLC	—	@	(— @)	—	0
Deutsche Bank AG	3		—	—	3
Goldman Sachs International	34		—	—	34
HSBC Bank PLC	12		(9)	—	3
JPMorgan Chase Bank NA	3		(2)	—	1
UBS AG	3		(— @)	—	3
Total	$72		$(13)	$—	$59

@ Amount is less than $500.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended March 31, 2017, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$7,566,000
Futures Contracts:
Average monthly original value	$4,124,000
Swap Agreements:
Average monthly notional amount	$994,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.40%	0.35%

For the six months ended March 31, 2017, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2017, approximately $20,000 of advisory fees were waived and approximately $83,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2017, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $3,948,000 and $3,168,000, respectively. For the six months ended March 31, 2017, purchases and sales of long-term U.S. Government securities were approximately $637,000 and $258,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Goverment Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investments in the Liquidity Funds. For the six months ended March 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended March 31, 2017 is as follows:

Value September 30, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2017 (000)
$1,725	$3,164	$4,380	$2	$509

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From: Ordinary Income (000)	2015 Distributions Paid From: Ordinary Income (000)
$379	$75

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, basis adjustments for swap transactions, paydown adjustments and nondeductible expenses, resulted in the following reclassifications among the components of net assets at September 30, 2016:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(37)	$41	$(4)

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$85	$—

At September 30, 2016, the Fund had available for Federal income tax purposes unused short term and long term capital losses of approximately $178,000, and $153,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

J. Other: At March 31, 2017, the Fund did not have record owners of 10% or greater.

K. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies.'' Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE,Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospect of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSIPSAN
1784129 EXP 05.31.18

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 31, 2017

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Privacy Notice	19
Trustee and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2017

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Expense Example (unaudited)

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2017 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/16	Actual Ending Account Value 3/31/17	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$1,005.60	$1,023.93	$1.00	$1.01	0.20%
Ultra-Short Income Portfolio Institutional Class	1,000.00	1,005.40	1,023.64	1.30	1.31	0.26
Ultra-Short Income Portfolio Class A	1,000.00	1,003.40	1,022.64	2.30	2.32	0.46

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (4.6%)
Domestic Banks (1.4%)
Citibank NA,
1.25%, 6/12/17	$20,000	$20,011
1.30%, 6/15/17	30,000	30,021
		50,032
International Banks (3.2%)
DZ Bank AG
1.20%, 4/24/17	10,000	10,001
KBC Bank NV
1.18%, 6/16/17	75,000	74,825
Oversea Chinese Banking
1.14%, 6/20/17	29,000	29,002
		113,828
Total Certificates of Deposit (Cost $163,819)		163,860
Commercial Paper (a) (11.0%)
Computer Technology (0.8%)
HP, Inc.,
1.21%, 4/17/17	30,000	29,988
Domestic Banks (1.7%)
ABN Amro Funding USA LLC,
1.24%, 4/19/17	20,000	19,989
1.30%, 7/5/17	15,000	14,951
1.31%, 6/13/17 - 6/20/17	15,000	14,961
1.36%, 6/21/17	10,000	9,973
		59,874
Hospitality (0.8%)
Marriott International, Inc.,
1.23%, 4/19/17	7,000	6,996
1.24%, 5/10/17	20,000	19,972
		26,968
Insurance (0.6%)
Marsh & McLennan Cos., Inc.
1.22%, 4/13/17	20,000	19,992
International Banks (7.1%)
Banque et Caisse Epargne
1.21%, 6/15/17	10,000	9,980
Banque Federative du Credit Mutuel SA
1.25%, 7/10/17	20,000	19,938
BPCE SA
1.20%, 5/4/17	30,000	29,974
Danske Corp.
1.33%, 8/14/17	25,000	24,871
Nationwide Building Society,
1.18%, 6/15/17	25,000	24,938
1.24%, 7/28/17	24,350	24,247
1.37%, 7/24/17	18,800	18,724
Suncorp-Metway Ltd.,
1.25%, 6/7/17	10,000	9,977
1.32%, 8/8/17	23,600	23,484
1.35%, 7/24/17	7,000	6,970
	Face Amount (000)	Value (000)
1.36%, 7/18/17 - 8/15/17	$20,000	$19,909
1.37%, 7/19/17 - 7/31/17	8,000	7,966
1.37%, 8/23/17 (b)	17,500	17,403
1.39%, 8/1/17	5,000	4,977
1.46%, 9/6/17	10,000	9,938
		253,296
Total Commercial Paper (Cost $390,123)		390,118
Corporate Bonds (0.6%)
International Banks (0.6%)
Mizuho Bank Ltd.
1.70%, 9/25/17 (b)	5,525	5,529
Sumitomo Mitsui Banking Corp.
1.80%, 7/18/17	17,000	17,024
Total Corporate Bonds (Cost $22,537)		22,553
Floating Rate Notes (50.2%)
Automobiles (1.7%)
Toyota Motor Credit Corp.,
1.33%, 7/28/17	10,000	10,012
1.35%, 12/5/17	25,000	25,028
1.52%, 6/19/17	25,000	25,025
		60,065
Domestic Banks (4.0%)
Bank of America NA,
1.22%, 11/17/17	25,000	25,000
1.32%, 10/16/17	15,000	15,000
1.55%, 6/5/17	8,250	8,256
HSBC Bank USA NA,
1.36%, 2/1/18	10,000	10,011
1.37%, 10/11/17	25,000	25,033
1.47%, 5/12/17	6,100	6,104
1.58%, 8/4/17	13,214	13,237
ING US Funding LLC
1.32%, 8/7/17	15,000	15,016
Wells Fargo Bank NA,
1.39%, 11/16/17	10,000	10,013
1.52%, 1/24/18	15,000	15,028
		142,698
International Banks (44.5%)
ANZ New Zealand International Ltd.
1.38%, 7/14/17 (b)	5,000	5,004
ASB Finance Ltd. London,
1.31%, 9/6/17 (b)	6,500	6,508
1.37%, 2/15/18 (b)	25,000	25,025
1.38%, 7/17/17 (b)	10,000	10,009
Banco del Estado de Chile
1.24%, 9/25/17	25,000	25,003
Bank of Montreal,
1.42%, 1/11/18	15,000	15,027
1.67%, 12/11/17	16,600	16,648

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Bank of Nova Scotia,
1.27%, 8/1/17 (b)	$15,000	$15,014
1.42%, 4/12/17	8,000	8,001
1.45%, 5/12/17	3,500	3,502
1.49%, 12/19/17	25,000	25,042
1.58%, 10/26/17	9,250	9,273
Barclays Bank PLC,
1.40%, 7/31/17	20,000	20,024
1.91%, 9/8/17	11,000	11,025
BNP Paribas SA
1.44%, 3/27/18	50,000	50,037
BNZ International Funding Ltd.
1.46%, 8/23/17 (b)	5,000	5,006
BPCE SA
1.77%, 6/23/17	11,145	11,155
Canadian Imperial Bank of Commerce,
1.28%, 2/2/18 (b)	25,000	25,032
1.42%, 5/23/17	31,411	31,430
1.43%, 7/20/17 (b)	15,000	15,013
1.46%, 10/6/17	42,100	42,187
Commonwealth Bank of Australia,
1.33%, 11/3/17 (b)	4,536	4,542
1.35%, 2/23/18 (b)	20,000	20,003
1.38%, 9/8/17 (b)	6,050	6,054
1.42%, 10/12/17 (b)	10,000	10,018
1.46%, 1/12/18 (b)	39,700	39,764
1.47%, 12/8/17 (b)	17,000	17,026
1.52%, 3/12/18 (b)	1,550	1,552
1.58%, 7/18/17 (b)	10,000	10,013
Credit Suisse AG,
1.59%, 7/10/17	15,000	15,019
1.68%, 4/24/17	15,200	15,207
1.83%, 8/24/17	15,000	15,028
1.92%, 9/12/17	73,500	73,675
DNB Bank ASA
1.43%, 4/26/17 (b)	6,100	6,102
DZ Bank AG
1.28%, 7/11/17 (b)	15,000	15,011
Erste Abwicklungsanstalt
1.20%, 10/27/17 (b)	37,000	36,997
HSBC Bank PLC,
1.31%, 3/20/18 (b)	25,000	24,984
1.36%, 2/9/18 (b)	25,000	25,030
1.38%, 7/5/17 (b)	8,500	8,509
Mizuho Bank Ltd.,
1.23%, 9/7/17	20,000	20,004
1.49%, 7/13/17	30,000	30,025
1.58%, 5/17/17	5,000	5,004
1.59%, 4/11/17	4,000	4,001
1.87%, 10/12/17	40,000	40,127
	Face Amount (000)	Value (000)
National Australia Bank Ltd.,
1.16%, 3/1/18 (b)	$50,000	$50,006
1.28%, 3/27/18 (b)	30,000	29,986
1.34%, 1/4/18 (b)	10,000	10,016
1.38%, 2/21/18 (b)	20,000	20,012
1.42%, 4/27/17	4,850	4,852
1.43%, 6/30/17 (b)	23,300	23,316
1.49%, 11/17/17 (b)	10,000	10,015
Nordea Bank AB
1.36%, 4/4/17 (b)	2,250	2,250
Nordea Bank Finland PLC
1.31%, 7/28/17	20,000	20,015
Oversea-Chinese Banking Corp.
1.28%, 4/7/17 (b)	5,000	5,000
Royal Bank of Canada,
1.28%, 10/13/17	11,900	11,910
1.30%, 3/20/18	30,000	29,977
1.38%, 6/16/17	12,770	12,773
1.44%, 10/24/17	9,000	9,011
Skandinaviska Enskilda Banken AB,
1.34%, 7/3/17	10,000	10,008
1.44%, 5/26/17	25,000	25,016
Sumitomo Mitsui Banking Corp.,
1.34%, 7/11/17	10,340	10,345
1.43%, 7/5/17	25,000	25,023
1.45%, 5/9/17	10,000	10,006
1.59%, 4/12/17	10,000	10,002
Sumitomo Mitsui Trust Bank Ltd.
1.85%, 9/20/17	25,595	25,662
Svenska Handelsbanken AB,
1.23%, 8/7/17	25,000	25,020
1.29%, 8/1/17	12,824	12,834
Toronto Dominion Bank,
1.17%, 3/5/18	20,000	19,997
1.24%, 11/6/17	20,000	20,019
1.30%, 3/20/18	25,000	24,991
1.33%, 1/10/18	5,000	5,006
1.38%, 1/10/18 - 2/21/18	40,000	40,035
1.42%, 10/17/17	10,000	10,018
1.46%, 5/1/17	3,000	3,001
1.50%, 11/20/17	25,000	25,040
1.54%, 8/15/17	6,770	6,782
UBS AG,
1.33%, 11/6/17	40,000	40,023
1.42%, 8/14/17	6,860	6,866
1.54%, 5/25/17	7,000	7,005
1.62%, 6/1/17	6,848	6,853

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Westpac Banking Corp.,
1.29%, 2/9/18 (b)	$20,000	$20,018
1.30%, 3/15/18 (b)	30,000	29,994
1.34%, 2/16/18 (b)	10,000	10,006
1.37%, 1/8/18 (b)	15,000	15,027
1.37%, 11/2/17 (b)	7,000	7,012
1.43%, 12/1/17	15,774	15,805
1.45%, 1/26/18 (b)	23,000	23,027
1.58%, 9/28/17	28,000	28,053
Westpac Securities NZ Ltd.
1.34%, 7/31/17 (b)	10,000	10,009
		1,586,302
Total Floating Rate Notes (Cost $1,788,031)		1,789,065
Repurchase Agreements (32.3%)
ABN Amro Securities LLC, (1.01%, dated 3/31/17, due 4/3/17; proceeds $1,000; fully collateralized by various Corporate Bonds; 2.50% - 6.10% due 11/1/18 - 8/1/36; valued at $1,050)	1,000	1,000
Bank of Montreal, (1.01%, dated 3/31/17, due 4/3/17; proceeds $79,007; fully collateralized by various Corporate Bonds; 1.10% - 3.75% due 7/14/17 - 3/30/27; valued at $82,940)	79,000	79,000
Citigroup Global Markets, Inc., (1.06%, dated 3/31/17, due 4/3/17; proceeds $30,003; fully collateralized by various Common Stocks; valued at $31,500)	30,000	30,000
HSBC Securities USA, Inc., (1.11%, dated 3/31/17, due 4/3/17; proceeds $52,005; fully collateralized by various Corporate Bonds; 5.13% - 12.50% due 8/15/18 - 1/15/27; valued at $55,123)	52,000	52,000
ING Financial Markets LLC, (1.01%, dated 3/31/17, due 4/3/17; proceeds $79,007; fully collateralized by various Corporate Bonds; 1.40% - 7.95% due 9/20/19 - 1/15/47; valued at $82,953)	79,000	79,000
ING Financial Markets LLC, (1.16%, dated 3/27/17, due 4/3/17; proceeds $40,009; fully collateralized by various Corporate Bonds; 5.25% - 11.25% due 4/1/19 - 8/15/39; valued at $42,405)	40,000	40,000
JP Morgan Securities LLC, (1.54%, dated 10/20/16, due 7/20/17; proceeds $30,349; fully collateralized by various Corporate Bonds; 3.88% - 11.50% due 2/1/18 - 11/1/43; valued at $33,573) (Demand 4/20/17)	30,000	30,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (1.54%, dated 2/6/17, due 7/20/17; proceeds $20,140; fully collateralized by various Corporate Bonds; 5.88% - 8.13% due 3/15/20 - 1/15/24; valued at $20,473) (Demand 4/20/17)	$20,000	$20,000
JP Morgan Securities LLC, (1.54%, dated 11/4/16, due 7/20/17; proceeds $15,165; fully collateralized by various Corporate Bonds; 5.25% - 10.50% due 11/15/19 - 6/15/24; valued at $15,425) (Demand 4/20/17)	15,000	15,000
JP Morgan Securities LLC, (1.54%, dated 12/19/16, due 7/20/17; proceeds $10,091; fully collateralized by various Corporate Bonds; 5.38% - 8.75% due 8/15/18 - 12/1/21; valued at $10,297) (Demand 4/20/17)	10,000	10,000
JP Morgan Securities LLC, (1.54%, dated 1/5/17, due 7/20/17; proceeds $10,084; fully collateralized by various Corporate Bonds; 4.25% - 10.75% due 8/15/17 - 3/15/27; valued at $10,291) (Demand 4/20/17)	10,000	10,000
JP Morgan Securities LLC, (1.54%, dated 1/13/17, due 7/20/17; proceeds $10,080; fully collateralized by various Corporate Bonds; 3.88% - 12.50% due 9/15/17 - 11/15/66; valued at $10,229) (Demand 4/20/17)	10,000	10,000
JP Morgan Securities LLC, (1.54%, dated 1/18/17, due 7/20/17; proceeds $10,078; fully collateralized by various Corporate Bonds; 7.50% - 7.63% due 7/15/21 - 2/15/25; valued at $10,206) (Demand 4/20/17)	10,000	10,000
JP Morgan Securities LLC, (1.54%, dated 2/28/17, due 7/20/17; proceeds $20,121; fully collateralized by various Corporate Bonds; 5.25% - 9.88% due 6/30/17 - 6/15/37; valued at $20,461) (Demand 4/20/17)	20,000	20,000
JP Morgan Securities LLC, (1.54%, dated 3/20/17, due 7/20/17; proceeds $35,182; fully collateralized by various Corporate Bonds; 3.95% - 13.75% due 5/15/19 - 8/1/24; valued at $38,646) (Demand 4/20/17)	35,000	35,000
Merrill Lynch Pierce Fenner & Smith, (1.39%, dated 3/14/17, due 6/14/17; proceeds $10,036; fully collateralized by various Common Stocks, a Convertible Bond, 0.50% due 9/15/32 and Preferred Stocks; valued at $10,228) (Demand 4/14/17)	10,000	10,000
Merrill Lynch Pierce Fenner & Smith, (1.39%, dated 3/14/17, due 6/14/17; proceeds $10,036; fully collateralized by various Common Stocks and a Preferred Stock; valued at $10,255) (Demand 4/14/17)	10,000	10,000

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch Pierce Fenner & Smith, (1.39%, dated 3/14/17, due 6/14/17; proceeds $30,107; fully collateralized by various Common Stocks, a Convertible Bond, 3.88% due 6/1/36 and Preferred Stocks; valued at $32,552) (Demand 4/14/17)	$30,000	$30,000
Merrill Lynch Pierce Fenner & Smith, (1.41%, dated 3/14/17, due 6/14/17; proceeds $40,144; fully collateralized by various Common Stocks, Preferred Stocks and a U.S. Government obligation, 3.00% due 11/15/44; valued at $41,318) (Demand 4/14/17)	40,000	40,000
Merrill Lynch Pierce Fenner & Smith, (1.43%, dated 3/14/17, due 6/14/17; proceeds $15,055; fully collateralized by various Common Stocks and a Preferred Stock; valued at $15,321) (Demand 4/14/17)	15,000	15,000
Mizuho Securities USA, Inc., (1.01%, dated 3/31/17, due 4/3/17; proceeds $68,006; fully collateralized by various Common Stocks and a Preferred Stock; valued at $71,400)	68,000	68,000
Pershing LLC, (1.12%, dated 3/31/17, due 4/3/17; proceeds $163,015; fully collateralized by various Corporate Bonds; 1.00% - 11.00% due 4/1/17 - 1/1/49; valued at $171,605) (c)	163,000	163,000
RBC Capital Markets LLC, (1.13%, dated 1/26/17, due 4/26/17; proceeds $55,155; fully collateralized by various Corporate Bonds; 1.10% - 9.50% due 7/31/17 - 11/1/46; valued at $57,750) (c)	55,000	55,000
RBC Capital Markets LLC, (1.20%, dated 3/24/17, due 5/3/17; proceeds $25,033; fully collateralized by various Corporate Bonds; 1.13% - 6.88% due 6/15/17 - 1/1/49; valued at $26,250) (c)	25,000	25,000
Scotia Capital USA, Inc., (1.11%, dated 3/31/17, due 4/3/17; proceeds $112,010; fully collateralized by various Corporate Bonds; 4.25% - 12.25% due 5/15/17 - 3/9/48; valued at $118,589)	112,000	112,000
SG Americas Securities, (1.13%, dated 3/31/17, due 4/3/17; proceeds $32,003; fully collateralized by various Corporate Bonds; 1.40% - 11.50% due 3/15/18 - 8/1/47; valued at $33,738)	32,000	32,000
Wells Fargo Securities LLC, (1.01%, dated 3/31/17, due 4/3/17; proceeds $9,001; fully collateralized by various Corporate Bonds; 1.33% - 1.34% due 5/24/17 - 9/22/17 and a Money Market Security; 0.00% due 6/23/17; valued at $9,450)	9,000	9,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (1.06%, dated 3/31/17, due 4/3/17; proceeds $64,006; fully collateralized by various Common Stocks and Preferred Stocks; valued at $67,200)	$64,000	$64,000
Wells Fargo Securities LLC, (1.29%, dated 1/25/17, due 4/25/17; proceeds $45,145; fully collateralized by various Corporate Bonds; 4.50% - 10.50% due 3/1/18 - 1/15/23; valued at $47,673)	45,000	45,000
Wells Fargo Securities LLC, (1.55%, dated 3/27/17, due 6/23/17; proceeds $30,114; fully collateralized by various Corporate Bonds; 4.50% - 7.88% due 1/5/18 - 1/15/23; valued at $31,795)	30,000	30,000
Total Repurchase Agreements (Cost $1,149,000)		1,149,000
Total Investments (98.7%) (Cost $3,513,510) (d)		3,514,596
Other Assets in Excess of Liabilities (1.3%)		46,048
Net Assets (100.0%)		$3,560,644

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(d)  At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,213,000 and the aggregate gross unrealized depreciation is approximately $127,000 resulting in net unrealized appreciation of approximately $1,086,000.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	50.9%
Repurchase Agreements	32.7
Commercial Paper	11.1
Other*	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2017 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,513,510, including value of repurchase agreements of $1,149,000)	$3,514,596
Cash	11,358
Receivable for Fund Shares Sold	108,648
Interest Receivable	2,560
Prepaid Offering Costs	12
Other Assets	169
Total Assets	3,637,343
Liabilities:
Payable for Fund Shares Redeemed	64,002
Payable for Investments Purchased	11,162
Payable for Advisory Fees	689
Payable for Shareholder Services Fees — Institutional Class	54
Payable for Shareholder Services Fees — Class A	277
Dividends Payable	238
Payable for Administration Fees	210
Payable for Professional Fees	32
Payable for Offering Costs	13
Payable for Custodian Fees	9
Payable for Transfer Agency Fees — Class IR	1
Payable for Transfer Agency Fees — Institutional Class	1
Payable for Transfer Agency Fees — Class A	1
Other Liabilities	10
Total Liabilities	76,699
Net Assets	$3,560,644
Net Assets Consist of:
Paid-in-Capital	$3,559,600
Distributions in Excess of Net Investment Income	(184)
Accumulated Net Realized Gain	142
Unrealized Appreciation (Depreciation) on:
Investments	1,086
Net Assets	$3,560,644
CLASS IR:
Net Assets	$681,930
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	68,118,725
Net Asset Value, Offering and Redemption Price Per Share	$10.01
Institutional Class:
Net Assets	$1,388,672
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	138,801,837
Net Asset Value, Offering and Redemption Price Per Share	$10.00
CLASS A:
Net Assets	$1,490,042
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	148,966,706
Net Asset Value, Offering and Redemption Price Per Share	$10.00

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2017 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$9,630
Expenses:
Advisory Fees (Note B)	1,661
Shareholder Services Fees — Institutional Class (Note D)	173
Shareholder Services Fees — Class A (Note D)	865
Administration Fees (Note C)	664
Offering Costs	75
Professional Fees	25
Registration Fees	22
Custodian Fees (Note F)	9
Trustees' Fees and Expenses	5
Transfer Agency Fees — Class IR (Note E)	2
Transfer Agency Fees — Institutional Class (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Pricing Fees	2
Shareholder Reporting Fees	1
Other Expenses	10
Total Expenses	3,516
Waiver of Advisory Fees (Note B)	(775)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(2)
Net Expenses	2,739
Net Investment Income	6,891
Realized Gain:
Investments Sold	158
Change in Unrealized Appreciation (Depreciation):
Investments	937
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,095
Net Increase in Net Assets Resulting from Operations	$7,986

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2017 (unaudited) (000)	Period from April 28, 2016^ to September 30, 2016 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,891	$903
Net Realized Gain	158	36
Net Change in Unrealized Appreciation (Depreciation)	937	149
Net Increase in Net Assets Resulting from Operations	7,986	1,088
Distributions from and/or in Excess of:
Class IR:
Net Investment Income	(1,319)	(676)
Net Realized Gain	(6)	—
Institutional Class:
Net Investment Income	(3,222)	(185)
Net Realized Gain	(22)	—
Class A:
Net Investment Income	(2,509)	(67)
Net Realized Gain	(24)	—
Total Distributions	(7,102)	(928)
Capital Share Transactions:(1)
Class IR:
Subscribed	812,775	302,012
Distributions Reinvested	966	55
Redeemed	(408,339)	(25,833)
Institutional Class:
Subscribed	1,822,894	229,457
Distributions Reinvested	3,172	154
Redeemed	(633,839)	(33,552)
Class A:
Subscribed	1,706,540	180,915
Distributions Reinvested	2,471	61
Redeemed	(383,848)	(16,461)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,922,792	636,808
Total Increase in Net Assets	2,923,676	636,968
Net Assets:
Beginning of Period	636,968	—
End of Period (Including Distributions in Excess of Net Investment Income of $(184) and $(25))	$3,560,644	$636,968
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	81,199	30,201
Shares Issued on Distributions Reinvested	96	5
Shares Redeemed	(40,800)	(2,583)
Net Increase in Class IR Shares Outstanding	40,495	27,623
Institutional Class:
Shares Subscribed	182,252	22,946
Shares Issued on Distributions Reinvested	317	15
Shares Redeemed	(63,373)	(3,355)
Net Increase in Institutional Class Shares Outstanding	119,196	19,606
Class A:
Shares Subscribed	170,653	18,092
Shares Issued on Distributions Reinvested	247	6
Shares Redeemed	(38,385)	(1,646)
Net Increase in Class A Shares Outstanding	132,515	16,452

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Period from April 28, 2016(1) to September 30, 2016
Net Asset Value, Beginning of Period	$10.00		$10.00
Income from Investment Operations:
Net Investment Income (2)	0.05		0.03
Net Realized and Unrealized Gain	0.01		0.00	(3)
Total from Investment Operations	0.06		0.03
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.03)
Net Realized Gain	(0.00	)(3)	—
Total Distributions	(0.05)		(0.03)
Net Asset Value, End of Period	$10.01		$10.00
Total Return (4)	0.56	%(5)	0.26	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$681,930		$276,348
Ratio of Expenses to Average Net Assets (7)	0.20	%(6)	0.18	%(6)
Ratio of Net Investment Income to Average Net Assets (7)	0.94	%(6)	0.61	%(6)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.30	%(6)	0.42	%(6)
Net Investment Income to Average Net Assets	0.84	%(6)	0.37	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Period from April 28, 2016(1) to September 30, 2016
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.05		0.02
Net Realized and Unrealized Gain (Loss)	(0.01)		0.00	(3)
Total from Investment Operations	0.04		0.02
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.02)
Net Realized Gain	(0.00	)(3)	—
Total Distributions	(0.04)		(0.02)
Net Asset Value, End of Period	$10.00		$10.00
Total Return (4)	0.54	%(5)	0.24	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,388,672		$196,092
Ratio of Expenses to Average Net Assets (7)	0.26	%(6)	0.23	%(6)
Ratio of Net Investment Income to Average Net Assets (7)	0.90	%(6)	0.65	%(6)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.35	%(6)	0.48	%(6)
Net Investment Income to Average Net Assets	0.81	%(6)	0.40	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Financial Highlights

Ultra-Short Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2017 (unaudited)		Period from April 28, 2016(1) to September 30, 2016
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.04		0.01
Net Realized and Unrealized Gain (Loss)	(0.01)		0.00	(3)
Total from Investment Operations	0.03		0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.01)
Net Realized Gain	(0.00	)(3)	—
Total Distributions	(0.03)		(0.01)
Net Asset Value, End of Period	$10.00		$10.00
Total Return (4)	0.34	%(5)	0.14	%(5)
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,490,042		$164,528
Ratio of Expenses to Average Net Assets (7)	0.46	%(6)	0.44	%(6)
Ratio of Net Investment Income to Average Net Assets (7)	0.71	%(6)	0.48	%(6)
(7) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.55	%(6)	0.68	%(6)
Net Investment Income to Average Net Assets	0.62	%(6)	0.24	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of nine separate, active funds (individually referred to as a "Fund", collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (3) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Trust has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Certificates of Deposit	$—	$163,860	$—	$163,860
Commercial Paper	—	390,118	—	390,118
Corporate Bonds	—	22,553	—	22,553
Floating Rate Notes	—	1,789,065	—	1,789,065
Repurchase Agreements	—	1,149,000	—	1,149,000
Total Short-Term Investments	—	3,514,596	—	3,514,596
Total Assets	$—	$3,514,596	$—	$3,514,596

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.55% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2017, approximately $775,000 of advisory fees were waived and approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

The Distributor has agreed to reduce its distribution fees to enable the Fund to maintain a minimum level of daily net investment income.

E. Dividend Disbursing and Transfer/Co- Transfer Agent: The Trust's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Trust pays BFDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("crosstrade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Notes to Financial Statements (unaudited) (cont'd)

return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2016 was as follows:

2016 Distributions Paid From: Ordinary Income (000)
$928

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

At September 30, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$245	$—

H. Credit Facility: The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the six months ended March 31, 2017, the Fund did not have any borrowings under the facility.

I. Other: At March 31, 2017, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 91.0%.

J. Accounting Pronouncement: In October 2016, the Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Fund's net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization to the Fund, management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

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Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2017

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and the annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2017 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
1784204 EXP 05.31.18

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017